AUGUST 31, 2026 (Unaudited) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments
Shares Value
Common Stocks — 99 .8%
Electronic Equipment, Instruments & Components — 9.0%
Vusion(a) 1,174 $ 175,230
Zebra Technologies Corp.,
Class
a
A* 831 293,800
469,030
Hotels, Restaurants & Leisure — 3.9%
Genius Sports Ltd.* 27,444 203,635
IT Services — 10.0%
MongoDB, Inc., Class
a
A* 549 248,900
Snowflake, Inc., Class
a
A* 809 268,127
517,027
Professional Services — 2.1%
Innodata, Inc.* 1,892 106,747
Software — 74.8%
AvePoint, Inc.* 16,943 235,847
Braze, Inc., Class
a
A* 8,419 286,583
Cellebrite DI Ltd.* 13,967 167,604
Cognyte Software Ltd.* 7,091 62,826
Commvault Systems, Inc.* 1,625 223,470
Datadog, Inc., Class
a
A* 824 195,321
Dynatrace, Inc.* 4,571 249,531
Elastic NV* 3,121 304,453
Enghouse Systems Ltd. 4,995 62,530
Investments
Shares Value
Common Stocks (continued)
Five9, Inc.* 8,200 $ 283,392
InterDigital, Inc. 740 247,922
Nice Ltd.* 2,098 229,310
Nutanix, Inc., Class
a
A* 3,595 246,509
PagerDuty, Inc.* 8,498 120,162
Palantir Technologies, Inc.,
Class
a
A* 1,423 265,219
Red Violet, Inc.* 1,340 98,034
Strategy, Inc., Class
a
A* 1,601 212,837
Teradata Corp.* 5,723 165,967
Tyler Technologies, Inc.* 618 230,032
3,887,549
Total Common Stocks
(Cost $4,962,093)
5,183,988
Total Investments — 99.8%
(Cost $4,962,093) 5,183,988
Other assets less liabilities — 0.2% 11,536
Net Assets — 100.0% $ 5,195,524
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $160,155, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from September 17, 2026 – August
15, 2055. The total value of collateral is $173,234.
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 82 .4%
Israel 8 .9%
United Kingdom 3 .9%
France 3 .4%
Canada 1 .2%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 80 .7%
Repurchase Agreements (a) — 80 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,454,234
(Cost $2,453,988) $ 2,453,988
$ 2,453,988
Total Investments — 80.7%
(Cost $2,453,988) 2,453,988
Other assets less liabilities — 19.3% 586,072
Net Assets — 100.0% $ 3,040,060
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,720,424) 3/8/2027 BNP Paribas (4.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (149,762)
(202,931) 11/6/2026 Goldman Sachs International (3.38)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (654)
(474,104) 11/6/2026 Societe Generale (3.38)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 2,330
(641,119) 11/15/2027 UBS AG (4.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 57,242
(3,038,578) (90,844)
Total Unrealized
Appreciation
59,572
Total Unrealized
Depreciation
(150,416)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 90 .0%
Construction & Engineering — 5.9%
Ferrovial NV 52,542 $ 3,075,920
Vinci SA 54,287 7,134,907
10,210,827
Diversified Telecommunication Services — 1.7%
Cellnex Telecom SA(a) 61,208 1,882,626
China Tower Corp. Ltd.,
Class
a
H(a) 503,003 585,242
Helios Towers plc 91,992 252,290
Infrastrutture Wireless Italiane
SpA(a) 35,184 252,768
RAI Way SpA(a) 10,452 55,179
3,028,105
Electric Utilities — 10.3%
Edison International 32,399 1,748,898
Elia Group SA/NV 5,518 822,330
Eversource Energy 31,473 2,207,516
Exelon Corp. 86,153 3,766,609
Fortis, Inc. 55,239 3,052,603
Hydro One Ltd.(a) 34,284 1,319,957
PG&E Corp. 185,426 2,460,603
Redeia Corp. SA 44,240 785,193
Terna - Rete Elettrica Nazionale 152,109 1,721,592
17,885,301
Energy Equipment & Services — 0.1%
WaterBridge Infrastructure LLC,
Class
a
A 3,250 103,350
Gas Utilities — 7.9%
APA Group 131,385 1,025,299
Atmos Energy Corp. 13,970 2,320,836
Beijing Enterprises Holdings
Ltd. 45,657 188,139
Brookfield Infrastructure Corp.,
Class
a
A 11,837 452,410
Chesapeake Utilities Corp. 2,020 269,751
China Gas Holdings Ltd.(b) 274,198 198,168
China Resources Gas Group
Ltd. 88,687 193,136
Enagas SA 22,892 448,045
ENN Energy Holdings Ltd. 69,853 442,549
Hong Kong & China Gas Co.
Ltd. 1,027,722 945,324
Italgas SpA 60,170 614,058
Kunlun Energy Co. Ltd. 361,785 356,779
Naturgy Energy Group SA 46,505 1,591,367
New Jersey Resources Corp. 8,503 453,550
Northwest Natural Holding Co. 3,548 174,100
ONE Gas, Inc. 5,289 419,259
Snam SpA 196,309 1,321,620
Southwest Gas Holdings, Inc. 5,441 480,604
Spire, Inc. 4,980 407,563
Toho Gas Co. Ltd. 31,731 246,598
Tokyo Gas Co. Ltd. 27,507 1,065,154
Towngas Smart Energy Co. Ltd. 117,307 46,169
13,660,478
Investments Shares Value
Common Stocks (continued)
Media — 0.2%
Eutelsat Communications
SACA(b) 59,019 $ 126,173
SES SA, Class
a
A, ADR 35,281 200,559
326,732
Multi-Utilities — 14.9%
ACEA SpA 4,660 113,453
CenterPoint Energy, Inc. 54,728 2,167,229
Consolidated Edison, Inc. 31,030 3,320,831
E.ON SE 240,721 4,977,049
National Grid plc 539,826 8,558,131
NiSource, Inc. 40,099 1,640,851
Northwestern Energy Group,
Inc. 5,201 359,701
REN - Redes Energeticas
Nacionais SGPS SA 37,706 153,510
Sempra 55,040 4,496,768
Unitil Corp. 1,521 81,434
25,868,957
Oil, Gas & Consumable Fuels — 30.5%
Antero Midstream Corp. 28,056 629,016
Cheniere Energy, Inc. 17,644 5,146,578
DT Midstream, Inc. 8,530 1,117,601
Enbridge, Inc. 209,853 10,632,330
Friedrich Vorwerk Group SE 627 56,734
Gibson Energy, Inc. 16,601 373,596
Hess Midstream LP, Class
a
A 10,838 435,796
Keyera Corp. 26,946 1,168,674
Kinder Morgan, Inc. 164,849 5,314,732
Koninklijke Vopak NV 5,325 296,768
ONEOK, Inc. 53,048 5,093,138
Pembina Pipeline Corp.(b) 55,870 2,723,458
South Bow Corp. 20,098 760,155
Targa Resources Corp. 18,073 5,307,136
TC Energy Corp. 100,118 6,268,798
Williams Cos., Inc. (The) 102,976 7,728,349
53,052,859
Specialized REITs — 6.5%
American Tower Corp., REIT 39,228 6,892,359
Crown Castle, Inc., REIT 36,749 2,798,069
SBA Communications Corp.,
Class
a
A, REIT 8,873 1,682,853
11,373,281
Transportation Infrastructure — 7.1%
Aena SME SA(a) 79,374 2,435,841
Aeroports de Paris SA 4,268 535,410
Anhui Expressway Co. Ltd.,
Class
a
H(b) 41,473 83,439
Atlas Arteria Ltd. 55,061 181,106
Auckland International Airport
Ltd. 183,246 959,495
Beijing Capital International
Airport Co. Ltd., Class
a
H* 194,034 38,369
China Merchants Port Holdings
Co. Ltd. 129,078 264,794

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Corp. America Airports SA 3,379 $ 79,305
COSCO SHIPPING Ports Ltd. 155,176 110,070
Flughafen Zurich AG
(Registered) 2,068 534,173
Fraport AG Frankfurt Airport
Services Worldwide 3,561 262,033
Getlink SE 34,193 748,663
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR(b) 3,661 363,537
Grupo Aeroportuario del
Pacifico SAB de CV, ADR* 4,395 905,546
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,875 480,956
Hutchison Port Holdings Trust,
Class
a
U 549,284 112,603
Japan Airport Terminal Co. Ltd. 10,126 374,615
Jiangsu Expressway Co. Ltd.,
Class
a
H 134,185 165,796
Shenzhen Expressway Corp.
Ltd., Class
a
H 62,511 53,312
Transurban Group 338,527 3,469,015
Westshore Terminals
Investment Corp. 3,484 103,694
12,261,772
Water Utilities — 4.9%
American States Water Co. 3,309 295,461
American Water Works Co., Inc. 16,344 2,259,231
Beijing Enterprises Water Group
Ltd.(b) 452,325 96,369
California Water Service Group 5,048 252,249
China Water Affairs Group Ltd. 78,957 44,926
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR(b) 254,554 1,237,132
Consolidated Water Co. Ltd. 1,276 37,986
Essential Utilities, Inc. 23,735 977,170
H2O America(b) 3,322 210,515
Pennon Group plc 51,317 333,070
Severn Trent plc 28,551 1,217,081
United Utilities Group plc 80,074 1,552,639
8,513,829
Total Common Stocks
(Cost $152,269,273)
156,285,491
Master Limited Partnerships — 9 .2%
Multi-Utilities — 0.5%
Brookfield Infrastructure
Partners LP 21,606 816,707
Oil, Gas & Consumable Fuels — 8.7%
Cheniere Energy Partners LP 3,266 229,567
Energy Transfer LP 266,564 5,733,792
Enterprise Products Partners LP 122,052 4,738,059
Genesis Energy LP 9,386 153,179
MPLX LP 31,416 1,858,885
Plains All American Pipeline LP 38,948 999,016
Plains GP Holdings LP Class A 16,698 471,217
Investments Shares Value
Master Limited Partnerships (continued)
Western Midstream Partners LP 19,096 $ 918,518
15,102,233
Total Master Limited Partnerships
(Cost $12,111,573)
15,918,940
Closed End Funds — 0 .4%
Capital Markets — 0.4%
3i Infrastructure plc 71,192 381,520
Hicl Infrastructure plc 203,954 379,715
Total Closed End Funds
(Cost $731,041)
761,235
Securities Lending Reinvestments (c) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $1,573,219) 1,573,219 1,573,219
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $353,037
(Cost $353,002) $ 353,002
353,002
Total Investments — 100.7%
(Cost $167,038,108) 174,891,887
Liabilities in excess of other assets — (0.7%) (1,155,988)
Net Assets — 100.0% $ 173,735,899
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $2,012,241, collateralized in the form of cash with a value of $1,573,219 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $566,141 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 15, 2026 – May 15, 2056. The total value of
collateral is $2,139,360.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $1,573,219.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 50 .8%
Canada 15 .9%
United Kingdom 7 .3%
Spain 5 .9%
France 4 .9%
Germany 3 .0%
Australia 2 .7%
Italy 2 .3%
China 1 .3%
Mexico 1 .0%
Japan 1 .0%
Hong Kong 0 .9%
Brazil 0 .7%
New Zealand 0 .6%
Belgium 0 .5%
Switzerland 0 .3%
Netherlands 0 .2%
Luxembourg 0 .1%
Portugal 0 .1%
Singapore 0 .1%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 3.8%
First Citizens BancShares, Inc.,
Class
a
A 291 $ 629,840
JPMorgan Chase & Co. 1,838 654,365
1,284,205
Broadline Retail — 1.0%
Amazon.com, Inc.* 1,299 337,441
Capital Markets — 10.9%
Ameriprise Financial, Inc. 1,335 738,402
Ares Management Corp.,
Class
a
A 5,540 793,162
Interactive Brokers Group, Inc.,
Class
a
A 6,732 654,956
LPL Financial Holdings, Inc. 2,250 832,804
Raymond James Financial, Inc. 4,032 718,381
3,737,705
Communications Equipment — 5.6%
Arista Networks, Inc.* 2,878 563,196
Ciena Corp.* 946 362,129
Cisco Systems, Inc. 3,987 440,524
Motorola Solutions, Inc. 1,125 545,962
1,911,811
Diversified Telecommunication Services — 5.5%
AST SpaceMobile, Inc.,
Class
a
A(a) 6,348 375,167
AT&T, Inc. 19,960 516,764
Comcast Corp., Class
a
A 19,574 521,060
Verizon Communications, Inc. 9,747 487,545
1,900,536
Electrical Equipment — 1.9%
Vertiv Holdings Co., Class
a
A 2,487 643,437
Energy Equipment & Services — 5.8%
Baker Hughes Co., Class
a
A 16,037 1,019,151
Halliburton Co. 26,514 977,041
1,996,192
Entertainment — 1.0%
Walt Disney Co. (The) 3,060 329,103
Financial Services — 2.0%
Apollo Global Management, Inc. 5,112 698,197
Ground Transportation — 0.9%
Uber Technologies, Inc.* 3,969 300,255
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc. 1,666 331,684
Marriott International, Inc.,
Class
a
A 801 273,750
Starbucks Corp. 2,891 307,168
912,602
Investments
Shares Value
Common Stocks (continued)
Insurance — 3.7%
MetLife, Inc. 7,034 $ 669,426
Progressive Corp. (The) 2,696 587,943
1,257,369
Interactive Media & Services — 2.2%
Alphabet, Inc., Class
a
A 2,240 760,144
Media — 5.2%
AppLovin Corp., Class
a
A* 1,584 494,303
Charter Communications, Inc.,
Class
a
A* 3,394 517,381
Fox Corp., Class
a
A 6,035 406,457
News Corp., Class
a
A 11,898 365,388
1,783,529
Oil, Gas & Consumable Fuels — 26.1%
Chevron Corp. 5,302 1,092,954
ConocoPhillips 8,560 1,134,115
Devon Energy Corp. 21,489 1,042,431
Diamondback Energy, Inc. 5,041 1,010,620
EOG Resources, Inc. 6,840 991,526
Marathon Petroleum Corp. 3,569 1,332,379
Occidental Petroleum Corp. 18,144 1,091,906
Valero Energy Corp. 3,497 1,255,143
8,951,074
Passenger Airlines — 1.4%
Delta Air Lines, Inc. 3,267 254,826
United Airlines Holdings, Inc.* 2,223 240,062
494,888
Semiconductors & Semiconductor Equipment — 2.5%
NVIDIA Corp. 3,925 866,562
Software — 13.4%
Crowdstrike Holdings, Inc.,
Class
a
A* 4,313 996,303
Fortinet, Inc.* 4,993 853,454
Palo Alto Networks, Inc.* 2,484 949,211
Synopsys, Inc.* 1,663 731,038
Zscaler, Inc.* 5,715 1,076,620
4,606,626
Technology Hardware, Storage & Peripherals — 2.9%
HP, Inc. 33,035 991,711
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. 2,482 447,852
Total Common Stocks
(Cost $32,212,129)
34,211,239
Securities Lending Reinvestments (b) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $375,645) 375,645 375,645

AUGUST 31, 2026 (Unaudited) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $59,002
(Cost $58,995) $ 58,995
$ 58,995
Total Investments — 101.1%
(Cost $32,646,769) 34,645,879
Liabilities in excess of other assets — (1.1%) (384,836)
Net Assets — 100.0% $ 34,261,043
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $374,694, collateralized in the form of cash with a value of $375,645 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $375,645.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 88 .3%
Capital Markets — 69.6%
3i Group plc 30,464 $ 1,167,362
Ares Capital Corp.(a) 57,922 1,162,495
Barings BDC, Inc.(a) 17,046 160,914
Capital Southwest Corp.(a) 11,262 287,969
FS KKR Capital Corp.(a) 46,069 571,716
Gimv NV 4,443 226,300
Goldman Sachs BDC, Inc. 19,961 204,201
Golub Capital BDC, Inc. 37,758 496,895
Hercules Capital, Inc.(a) 30,108 531,105
Main Street Capital Corp.(a) 15,427 908,959
MidCap Financial Investment
Corp. 14,830 145,482
Molten Ventures plc* 29,588 283,449
New Mountain Finance Corp. 14,950 114,069
Oaktree Specialty Lending
Corp. 16,215 215,011
Onex Corp. 11,626 946,974
Prospect Capital Corp.(a) 68,614 156,440
Ratos AB, Class
a
B 35,514 141,127
Sixth Street Specialty Lending,
Inc.(a) 17,158 323,600
SLR Investment Corp. 8,175 104,149
8,148,217
Financial Services — 17.3%
Eurazeo SE 7,408 432,389
Kinnevik AB, Class
a
B* 43,808 280,751
Sofina SA 3,081 883,232
Wendel SE 4,325 429,276
2,025,648
Industrial Conglomerates — 1.4%
Brookfield Business Corp.,
Class
a
A 5,786 158,348
Total Common Stocks
(Cost $11,125,167)
10,332,213
Closed End Funds — 11 .2%
Capital Markets — 11.2%
HBM Healthcare Investments
AG Class A 1,013 292,615
HgCapital Trust plc(a) 71,856 428,892
Neuberger Private Equity
Partners Ltd. 7,141 143,593
Oakley Capital Investments
Ltd.* 25,893 190,161
Partners Group Private Equity
Ltd.(a) 10,685 93,829
Syncona Ltd.* 103,356 160,494
Total Closed End Funds
(Cost $1,182,734)
1,309,584
Investments
Shares Value
Securities Lending Reinvestments (b) — 26 .0%
Investment Companies — 26 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $3,049,412) 3,049,412 $ 3,049,412
Principal
Amount
Short-Term Investments — 0 .7%
Repurchase Agreements (d) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $81,307
(Cost $81,298) $ 81,298
81,298
Total Investments — 126.2%
(Cost $15,438,611) 14,772,507
Liabilities in excess of other assets — (26.2%) (3,064,793)
Net Assets — 100.0% $ 11,707,714
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $3,028,081, collateralized in the form of cash with a value of $3,049,412 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $101,170 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from
September 17, 2026 – February 15, 2055. The total value of
collateral is $3,150,582.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $3,049,412.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 46 .0%
United Kingdom 21 .1%
Belgium 9 .5%
Canada 9 .4%
France 7 .4%
Sweden 3 .6%
Switzerland 2 .5%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks — 11 .8%
Aerospace & Defense — 0.2%
AAR Corp.* 34 $ 4,396
AerSale Corp.* 31 170
Aevex Corp., Class
a
A* 15 264
AIRO Group Holdings, Inc.* 19 145
Archer Aviation, Inc., Class
a
A* 566 3,271
Astronics Corp.* 27 1,989
Beta Technologies, Inc.,
Class
a
A* 28 563
Cadre Holdings, Inc. 26 771
Ducommun, Inc.* 12 2,057
Eve Holding, Inc.* 83 187
Firefly Aerospace, Inc.* 67 1,415
Innovative Solutions and
Support, Inc.* 12 228
Intuitive Machines, Inc.* 107 1,644
Mercury Systems, Inc.* 47 4,105
Moog, Inc., Class
a
A 24 8,916
National Presto Industries, Inc. 5 759
Park Aerospace Corp. 16 521
Red Cat Holdings, Inc.* 93 799
Redwire Corp.* 164 1,755
Satellogic, Inc., Class
a
A* 80 390
Sidus Space, Inc., Class
a
A* 69 150
Starfighters Space, Inc.* 26 86
Swarmer, Inc.* 3 99
TAT Technologies Ltd.* 10 363
V2X, Inc.* 25 1,929
Virgin Galactic Holdings, Inc.* 81 237
Voyager Technologies, Inc.,
Class
a
A* 44 1,480
VSE Corp. 24 5,008
York Space Systems, Inc.* 16 145
43,842
Air Freight & Logistics — 0.0%(a)
Forward Air Corp.* 19 323
Hub Group, Inc., Class
a
A 51 2,033
Radiant Logistics, Inc.* 31 265
2,621
Automobile Components — 0.1%
Adient plc* 67 1,271
Cooper-Standard Holdings,
Inc.* 14 375
Dana, Inc. 93 2,788
Dauch Corp.* 199 1,246
Dorman Products, Inc.* 23 2,964
Fox Factory Holding Corp.* 36 735
Garrett Motion, Inc. 147 3,962
Gentherm, Inc.* 26 1,022
Goodyear Tire & Rubber Co.
(The)* 237 1,486
Holley, Inc.* 66 189
LCI Industries 20 2,013
Motorcar Parts of America, Inc.* 11 128
Patrick Industries, Inc. 27 2,206
Phinia, Inc. 31 2,122
Solid Power, Inc.* 170 396
Investments
Shares Value
Common Stocks (continued)
Standard Motor Products, Inc. 18 $ 679
Stoneridge, Inc.* 24 166
Strattec Security Corp.* 3 210
Versigent plc* 61 2,891
Visteon Corp. 23 2,342
XPEL, Inc.*(b) 22 1,084
30,275
Automobiles — 0.0%(a)
Harley-Davidson, Inc. 88 2,429
Livewire Group, Inc.* 10 12
Lucid Group, Inc., Class
a
A* 107 519
Winnebago Industries, Inc. 23 692
3,652
Banks — 1.1%
1st Source Corp. 15 1,284
ACNB Corp. 9 585
Amalgamated Financial Corp. 15 721
Amerant Bancorp, Inc., Class
a
A 29 833
Ameris Bancorp 56 4,718
Ames National Corp. 8 252
Arrow Financial Corp. 14 528
Associated Banc-Corp. 122 3,734
Atlantic Union Bankshares
Corp. 121 4,880
Avidbank Holdings, Inc.* 8 252
Avidia Bancorp, Inc. 15 332
Axos Financial, Inc.* 47 4,549
Banc of California, Inc. 129 2,402
BancFirst Corp. 18 1,966
Bancorp, Inc. (The)* 34 2,210
Bank First Corp. 9 1,356
Bank of Hawaii Corp. 33 2,506
Bank of Marin Bancorp 13 346
Bank of NT Butterfield & Son
Ltd. (The) 34 2,002
Bank7 Corp. 4 205
BankUnited, Inc. 63 2,873
Bankwell Financial Group, Inc. 5 329
Banner Corp. 28 1,964
Bar Harbor Bankshares 14 549
BayCom Corp. 9 268
BCB Bancorp, Inc. 14 120
Beacon Financial Corp. 71 2,205
Blue Ridge Bankshares, Inc. 55 214
Bridgewater Bancshares, Inc.* 18 379
Burke & Herbert Financial
Services Corp. 13 927
Business First Bancshares, Inc. 27 838
BV Financial, Inc.* 6 127
Byline Bancorp, Inc. 26 986
C&F Financial Corp. 3 273
California BanCorp 22 468
Camden National Corp. 14 791
Capital Bancorp, Inc. 9 325
Capital City Bank Group, Inc. 12 606
Capitol Federal Financial, Inc. 103 887
Carter Bankshares, Inc. 19 594
Cathay General Bancorp 55 3,367

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
CB Financial Services, Inc. 4 $ 149
Central Pacific Financial Corp. 22 819
CF Bankshares, Inc. 4 138
Chain Bridge Bancorp, Inc.,
Class
a
A* 2 92
Chemung Financial Corp. 3 243
ChoiceOne Financial Services,
Inc. 12 399
Citizens & Northern Corp. 15 380
Citizens Community Bancorp,
Inc. 8 167
Citizens Financial Services, Inc. 4 321
City Holding Co. 12 1,715
Civista Bancshares, Inc. 18 486
CNB Financial Corp. 25 846
Coastal Financial Corp.* 11 518
CoastalSouth Bancshares, Inc. 7 192
Colony Bankcorp, Inc. 18 381
Columbia Financial, Inc. 225 2,614
Commercial Bancgroup, Inc. 7 236
Community Bancorp 4 162
Community Financial System,
Inc. 45 2,824
Community Trust Bancorp, Inc. 14 1,066
Community West Bancshares 21 545
ConnectOne Bancorp, Inc. 41 1,289
Customers Bancorp, Inc.* 26 2,033
CVB Financial Corp. 144 3,192
Dime Commercial Bancshares,
Inc. 34 1,374
Eagle Bancorp Montana, Inc. 6 134
Eagle Bancorp, Inc. 24 655
Eagle Financial Services, Inc. 4 165
Eastern Bankshares, Inc. 185 4,063
ECB Bancorp, Inc.* 6 124
Enterprise Financial Services
Corp. 31 1,960
Equity Bancshares, Inc.,
Class
a
A 15 740
Esquire Financial Holdings, Inc. 6 670
Farmers & Merchants Bancorp,
Inc. 11 373
Farmers National Banc Corp. 50 780
FB Bancorp, Inc.* 13 204
FB Financial Corp. 37 2,108
Fidelity D&D Bancorp, Inc. 4 214
Financial Institutions, Inc. 17 689
Finwise Bancorp* 8 111
First Bancorp 131 3,652
First Bancorp 34 2,157
First Bancorp, Inc. (The) 9 308
First Bank 19 338
First Busey Corp. 69 2,077
First Business Financial
Services, Inc. 7 489
First Capital, Inc. 3 186
First Commonwealth Financial
Corp. 86 1,780
First Community Bankshares,
Inc. 14 679
First Community Corp. 7 232
Investments
Shares Value
Common Stocks (continued)
First Financial Bancorp 89 $ 2,904
First Financial Bankshares, Inc. 112 3,722
First Financial Corp. 10 783
First Guaranty Bancshares, Inc. 5 42
First Internet Bancorp 6 164
First Interstate BancSystem,
Inc., Class
a
A 77 2,834
First Merchants Corp. 53 2,198
First Mid Bancshares, Inc. 21 1,045
First National Corp. 7 214
First Northern Community
Bancorp* 13 217
First United Corp. 5 214
First Western Financial, Inc.* 7 217
Firstsun Capital Bancorp* 21 840
Five Star Bancorp 13 596
Flagstar Bank NA 261 3,474
Franklin Financial Services
Corp. 4 248
FS Bancorp, Inc. 5 212
Fulton Financial Corp. 164 3,847
FVCBankcorp, Inc. 13 237
GBank Financial Holdings, Inc.* 8 157
German American Bancorp, Inc. 31 1,529
Glacier Bancorp, Inc. 111 5,140
Great Southern Bancorp, Inc. 7 548
Greene County Bancorp, Inc. 6 206
Hancock Whitney Corp. 70 5,214
Hanmi Financial Corp. 25 775
Hanover Bancorp, Inc. 4 107
Hawthorn Bancshares, Inc. 5 195
HBT Financial, Inc. 14 497
Heritage Financial Corp. 35 1,000
Hilltop Holdings, Inc. 34 1,294
Hingham Institution For Savings
(The) 1 288
Home Bancorp, Inc. 6 411
Home BancShares, Inc. 159 4,684
HomeTrust Bancshares, Inc. 13 604
Hope Bancorp, Inc. 105 1,448
Horizon Bancorp, Inc. 43 835
Independent Bank Corp. 41 3,329
Independent Bank Corp. 17 620
International Bancshares Corp. 47 3,298
Investar Holding Corp. 11 331
Isabella Bank Corp. 6 229
John Marshall Bancorp, Inc. 11 251
Kearny Financial Corp. 49 484
Lakeland Financial Corp. 21 1,241
Landmark Bancorp, Inc. 4 127
LCNB Corp. 12 232
Live Oak Bancshares, Inc. 31 1,221
MainStreet Bancshares, Inc. 5 125
Mechanics Bancorp 34 535
Mercantile Bank Corp. 14 837
Meridian Corp. 8 154
Metrocity Bankshares, Inc. 20 696
Metropolitan Bank Holding
Corp. 9 817
Mid Penn Bancorp, Inc. 18 655

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Midland States Bancorp, Inc. 16 $ 525
MVB Financial Corp. 10 303
National Bank Holdings Corp.,
Class
a
A 37 1,528
National Bankshares, Inc. 5 206
NB Bancorp, Inc. 34 759
NBT Bancorp, Inc. 43 2,211
Nicolet Bankshares, Inc. 17 2,879
Northeast Bank 6 757
Northeast Community Bancorp,
Inc. 10 263
Northpointe Bancshares, Inc. 17 289
Northrim Bancorp, Inc. 19 486
Northwest Bancshares, Inc. 125 1,911
Norwood Financial Corp. 9 307
Oak Valley Bancorp 6 202
OceanFirst Financial Corp. 71 1,338
OFG Bancorp 36 1,874
Ohio Valley Banc Corp. 3 137
Old National Bancorp 293 7,495
Old Second Bancorp, Inc. 43 1,078
OP Bancorp 10 150
Orange County Bancorp, Inc. 11 417
Origin Bancorp, Inc. 25 1,328
Orrstown Financial Services,
Inc. 16 667
Park National Corp. 14 2,734
Parke Bancorp, Inc. 9 304
Pathward Financial, Inc. 18 1,466
PCB Bancorp 9 246
Peapack-Gladstone Financial
Corp. 14 625
Peoples Bancorp of North
Carolina, Inc. 4 175
Peoples Bancorp, Inc. 30 1,181
Peoples Financial Services
Corp. 8 549
Pioneer Bancorp, Inc.* 9 157
Plumas Bancorp 6 367
Ponce Financial Group, Inc.* 17 345
Preferred Bank 10 1,024
Primis Financial Corp. 19 302
Princeton Bancorp, Inc. 4 169
Provident Financial Services,
Inc. 109 2,551
QCR Holdings, Inc. 14 1,393
RBB Bancorp 14 363
Red River Bancshares, Inc. 4 400
Renasant Corp. 79 3,232
Republic Bancorp, Inc., Class
a
A 7 655
Rhinebeck Bancorp, Inc. 6 76
Richmond Mutual Bancorp, Inc. 7 111
S&T Bancorp, Inc. 31 1,534
Seacoast Banking Corp. of
Florida 83 2,818
ServisFirst Bancshares, Inc. 88 3,788
Shore Bancshares, Inc. 26 597
Sierra Bancorp 10 396
Simmons First National Corp.,
Class
a
A 123 2,777
SmartFinancial, Inc. 13 657
Investments
Shares Value
Common Stocks (continued)
South Plains Financial, Inc. 13 $ 567
Southern First Bancshares,
Inc.* 8 491
Southern Missouri Bancorp,
Inc. 8 589
Southside Bancshares, Inc. 24 757
SR Bancorp, Inc. 6 117
Stock Yards Bancorp, Inc. 22 1,743
Texas Capital Bancshares, Inc. 37 3,596
Third Coast Bancshares, Inc.* 13 580
Timberland Bancorp, Inc. 6 274
Tompkins Financial Corp. 12 1,165
Towne Bank 74 2,741
TriCo Bancshares 25 1,334
Triumph Financial, Inc.* 19 1,354
TrustCo Bank Corp. 15 851
Trustmark Corp. 47 2,158
UMB Financial Corp. 62 8,781
United Bankshares, Inc. 118 5,561
United Community Banks, Inc. 103 3,589
Unity Bancorp, Inc. 6 348
Univest Financial Corp. 24 996
USCB Financial Holdings, Inc. 10 222
Valley National Bancorp 411 5,606
Virginia National Bankshares
Corp. 4 185
WaFd, Inc. 63 2,253
Washington Trust Bancorp, Inc. 16 626
WesBanco, Inc. 81 3,241
West Bancorp, Inc. 13 367
Westamerica Bancorp 20 1,161
Western New England Bancorp,
Inc. 15 206
WSFS Financial Corp. 45 3,485
278,988
Beverages — 0.0%(a)
Boston Beer Co., Inc. (The),
Class
a
A* 7 1,245
MGP Ingredients, Inc. 12 199
National Beverage Corp. 20 633
Vita Coco Co., Inc. (The)* 41 2,407
4,484
Biotechnology — 1.7%
4D Molecular Therapeutics,
Inc.* 38 536
Abeona Therapeutics, Inc.* 37 216
Absci Corp.* 116 1,049
ACADIA Pharmaceuticals, Inc.* 108 3,122
Achieve Life Sciences, Inc.* 65 516
Acumen Pharmaceuticals, Inc.* 40 114
ADC Therapeutics SA* 90 105
ADMA Biologics, Inc.* 194 1,822
Agenus, Inc.* 33 251
Agios Pharmaceuticals, Inc.* 50 1,684
Akebia Therapeutics, Inc.* 217 199
Aktis Oncology, Inc.* 18 466
Alector, Inc.* 82 185
Alkermes plc* 141 6,626

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Allogene Therapeutics, Inc.* 223 $ 446
Altimmune, Inc.* 167 519
ALX Oncology Holdings, Inc.* 91 176
AnaptysBio, Inc.* 17 970
Anavex Life Sciences Corp.* 77 216
Anika Therapeutics, Inc.* 10 209
Annexon, Inc.* 130 642
Apogee Therapeutics, Inc.* 38 5,133
Arbutus Biopharma Corp.* 135 686
Arcturus Therapeutics Holdings,
Inc.* 22 325
Arcus Biosciences, Inc.* 75 2,196
Arcutis Biotherapeutics, Inc.* 96 2,301
Ardelyx, Inc.* 205 775
Armata Pharmaceuticals, Inc.* 10 55
ArriVent Biopharma, Inc.* 32 962
ARS Pharmaceuticals, Inc.* 52 312
Artiva Biotherapeutics, Inc.* 4 45
Assembly Biosciences, Inc.* 8 269
Atrium Therapeutics, Inc.* 12 160
Aura Biosciences, Inc.* 38 273
Aurinia Pharmaceuticals, Inc.* 100 1,611
Avalo Therapeutics, Inc.* 35 677
Beam Therapeutics, Inc.* 83 2,443
Benitec Biopharma, Inc.* 18 219
Bicara Therapeutics, Inc.* 37 855
BioCryst Pharmaceuticals, Inc.* 195 1,891
Biohaven Ltd.* 112 1,710
Black Diamond Therapeutics,
Inc.* 40 84
Bright Minds Biosciences, Inc.* 6 430
C4 Therapeutics, Inc.* 85 315
Cabaletta Bio, Inc.* 94 292
CAMP4 Therapeutics Corp.* 27 107
Candel Therapeutics, Inc.* 53 693
Canton Strategic Holdings, Inc.* 37 84
Capricor Therapeutics, Inc.* 45 446
CareDx, Inc.* 43 2,155
Caribou Biosciences, Inc.* 77 119
Cartesian Therapeutics, Inc.* 12 111
Celcuity, Inc.* 32 2,850
Celldex Therapeutics, Inc.* 66 2,616
Century Therapeutics, Inc.* 103 211
CG oncology, Inc.* 62 4,660
Climb Bio, Inc.* 30 412
Cogent Biosciences, Inc.* 140 4,900
Coherus Oncology, Inc.* 110 149
Compass Therapeutics, Inc.* 110 263
Connect Biopharma Holdings
Ltd., ADR* 13 29
Corbus Pharmaceuticals
Holdings, Inc.* 14 153
Corvus Pharmaceuticals, Inc.* 57 800
Crescent Biopharma, Inc.* 18 299
CRISPR Therapeutics AG* 78 4,444
Cullinan Therapeutics, Inc.* 51 1,126
Cytokinetics, Inc.* 111 7,871
CytomX Therapeutics, Inc.* 149 501
Damora Therapeutics, Inc.* 45 1,268
Denali Therapeutics, Inc.* 123 2,922
Investments
Shares Value
Common Stocks (continued)
Design Therapeutics, Inc.* 26 $ 392
DiaMedica Therapeutics, Inc.* 31 197
Dianthus Therapeutics, Inc.* 40 4,224
Disc Medicine, Inc.* 24 1,888
Dyne Therapeutics, Inc.* 127 3,230
Editas Medicine, Inc.* 84 257
Eikon Therapeutics, Inc.* 18 188
Eledon Pharmaceuticals, Inc.* 65 194
Elicio Therapeutics, Inc.* 11 30
Emergent BioSolutions, Inc.* 44 268
Enanta Pharmaceuticals, Inc.* 24 320
Entrada Therapeutics, Inc.* 25 176
Erasca, Inc.* 185 3,308
Evommune, Inc.* 11 139
Fennec Pharmaceuticals, Inc.* 24 296
First Tracks Biotherapeutics,
Inc.* 20 837
Foghorn Therapeutics, Inc.* 31 178
Galectin Therapeutics, Inc.* 40 158
Generate Biomedicines, Inc.* 20 305
Geron Corp.* 469 699
GRAIL, Inc.* 35 2,778
Greenwich Lifesciences, Inc.* 6 90
Gyre Therapeutics, Inc.* 15 99
Heron Therapeutics, Inc.* 134 43
Hyperliquid Strategies, Inc.* 105 1,286
Ideaya Biosciences, Inc.* 70 2,807
Immix Biopharma, Inc.* 34 477
Immuneering Corp., Class
a
A* 45 225
ImmunityBio, Inc.* 324 2,576
Immunome, Inc.* 88 2,412
Immunovant, Inc.* 72 2,939
Inhibikase Therapeutics, Inc.* 102 236
Inhibrx Biosciences, Inc.* 8 1,014
Intellia Therapeutics, Inc.* 113 1,438
Invivyd, Inc.* 177 169
Iovance Biotherapeutics, Inc.* 334 2,729
Ironwood Pharmaceuticals,
Inc., Class
a
A* 137 582
Jade Biosciences, Inc.* 27 577
Janux Therapeutics, Inc.* 36 656
Kailera Therapeutics, Inc.* 39 601
Karyopharm Therapeutics, Inc.* 17 35
Keros Therapeutics, Inc.* 16 177
Kiniksa Pharmaceuticals
International plc, Class
a
A* 36 2,831
Kodiak Sciences, Inc.* 33 1,233
Korro Bio, Inc.* 9 112
Krystal Biotech, Inc.* 22 7,906
Kura Oncology, Inc.* 71 898
Kymera Therapeutics, Inc.* 53 6,297
Kyverna Therapeutics, Inc.* 35 297
Larimar Therapeutics, Inc.* 56 214
Lexeo Therapeutics, Inc.* 59 281
Lineage Cell Therapeutics, Inc.* 155 170
Lyell Immunopharma, Inc.* 8 115
MacroGenics, Inc.* 53 211
MannKind Corp.* 258 1,035
MapLight Therapeutics, Inc.* 9 117
MeiraGTx Holdings plc* 50 691

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
MiMedx Group, Inc.* 102 $ 463
Mineralys Therapeutics, Inc.* 48 1,232
Minerva Neurosciences, Inc.* 29 132
Mirum Pharmaceuticals, Inc.* 40 3,922
Monopar Therapeutics, Inc.* 4 448
Monte Rosa Therapeutics, Inc.* 62 864
Myriad Genetics, Inc.* 78 251
Neurogene, Inc.* 9 326
Nkarta, Inc.* 37 100
Novavax, Inc.* 128 1,199
Nurix Therapeutics, Inc.* 80 2,062
Nuvectis Pharma, Inc.* 14 318
Ocugen, Inc.* 287 382
Olema Pharmaceuticals, Inc.* 66 688
OnKure Therapeutics, Inc.,
Class
a
A* 22 80
Opus Genetics, Inc.* 45 163
Organogenesis Holdings, Inc.,
Class
a
A* 58 100
ORIC Pharmaceuticals, Inc.* 63 818
Oruka Therapeutics, Inc.* 42 3,890
Ovid Therapeutics, Inc.* 128 342
Palisade Bio, Inc.* 124 242
Palvella Therapeutics, Inc.* 9 1,373
Perspective Therapeutics, Inc.* 87 275
Praxis Precision Medicines,
Inc.* 21 7,356
Precigen, Inc.* 162 1,123
Precision BioSciences, Inc.* 20 153
Prelude Therapeutics, Inc.* 23 129
Prime Medicine, Inc.* 79 284
ProKidney Corp., Class
a
A* 63 119
Protagonist Therapeutics, Inc.* 52 7,683
Protalix BioTherapeutics, Inc.* 62 159
Protara Therapeutics, Inc.* 44 170
Prothena Corp. plc* 37 346
PTC Therapeutics, Inc.* 70 4,868
Puma Biotechnology, Inc.* 37 337
Recursion Pharmaceuticals,
Inc., Class
a
A* 429 1,459
REGENXBIO, Inc.* 40 380
Relay Therapeutics, Inc.* 136 2,500
Replimune Group, Inc.* 66 1,010
Rezolute, Inc.* 66 310
Rhythm Pharmaceuticals, Inc.* 46 4,882
Rigel Pharmaceuticals, Inc.* 15 693
Rocket Pharmaceuticals, Inc.* 76 283
SAB Biotherapeutics, Inc.* 36 134
Sagimet Biosciences, Inc.,
Class
a
A* 49 503
Sana Biotechnology, Inc.* 154 596
Sarepta Therapeutics, Inc.* 87 1,830
Savara, Inc.* 128 690
Scholar Rock Holding Corp.* 94 5,339
SELLAS Life Sciences Group,
Inc.* 158 2,108
Shattuck Labs, Inc.* 51 358
Sionna Therapeutics, Inc.* 15 90
Solid Biosciences, Inc.* 66 632
Spruce Biosciences, Inc.* 2 118
Investments
Shares Value
Common Stocks (continued)
Spyre Therapeutics, Inc.* 62 $ 5,538
Stoke Therapeutics, Inc.* 46 1,435
Surrozen, Inc.* 6 132
Sutro Biopharma, Inc.* 13 263
Syndax Pharmaceuticals, Inc.* 75 1,447
Tango Therapeutics, Inc.* 118 2,695
Taysha Gene Therapies, Inc.* 201 1,144
Tectonic Therapeutic, Inc.* 9 269
Tenax Therapeutics, Inc.* 21 39
TG Therapeutics, Inc.* 122 6,625
Tonix Pharmaceuticals Holding
Corp.* 12 169
Travere Therapeutics, Inc.* 75 4,971
TriSalus Life Sciences, Inc.* 40 198
Twist Bioscience Corp.* 55 7,645
Tyra Biosciences, Inc.* 31 776
Ultragenyx Pharmaceutical,
Inc.* 81 2,042
Unicycive Therapeutics, Inc.* 20 104
Upstream Bio, Inc.* 30 199
UroGen Pharma Ltd.* 36 1,551
Vanda Pharmaceuticals, Inc.* 45 243
Vaxcyte, Inc.* 111 6,742
Vera Therapeutics, Inc.,
Class
a
A* 54 1,840
Veracyte, Inc.* 68 2,937
Verastem, Inc.* 67 484
Vericel Corp.* 43 1,716
Vir Biotechnology, Inc.* 103 1,127
Viridian Therapeutics, Inc.* 76 1,760
Vor BioPharma, Inc.* 34 764
Voyager Therapeutics, Inc.* 44 152
Whitehawk Therapeutics, Inc.* 27 123
X4 Pharmaceuticals, Inc.* 68 275
Xencor, Inc.* 58 1,581
Xenon Pharmaceuticals, Inc.* 82 4,938
Z Squared, Inc.* 37 109
Zenas Biopharma, Inc.* 24 776
Zentalis Pharmaceuticals, Inc.* 42 158
Zura Bio Ltd., Class
a
A* 49 271
Zymeworks, Inc.* 39 1,147
277,612
Broadline Retail — 0.0%(a)
1stdibs.com, Inc.* 20 87
Groupon, Inc., Class
a
A* 20 384
Kohl's Corp. 93 1,657
Pattern Group, Inc., Class
a
A* 27 560
Savers Value Village, Inc.* 32 331
3,019
Building Products — 0.1%
Apogee Enterprises, Inc. 18 703
AZZ, Inc. 25 3,429
CSW Industrials, Inc. 14 4,325
Gibraltar Industries, Inc.* 25 1,125
Griffon Corp. 33 3,214
Insteel Industries, Inc. 16 482
Janus International Group, Inc.* 112 556
Masterbrand, Inc.* 171 1,411

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Quanex Building Products
Corp. 39 $ 750
Resideo Technologies, Inc.* 115 2,226
Tecnoglass Holdings, Inc. 21 834
UFP Industries, Inc. 48 4,057
Zurn Elkay Water Solutions
Corp. 127 6,071
29,183
Capital Markets — 0.3%
Acadian Asset Management,
Inc. 24 2,261
AlTi Global, Inc.* 42 164
Artisan Partners Asset
Management, Inc., Class
a
A 54 2,299
Bakkt, Inc., Class
a
A* 25 192
BGC Group, Inc., Class
a
A 317 3,807
BRC Group Holdings, Inc.* 19 131
Chaince Digital Holdings, Inc.* 56 167
Cohen & Steers, Inc. 24 1,936
DigitalBridge Group, Inc. 150 2,387
Donnelley Financial Solutions,
Inc.* 21 1,014
GCM Grosvenor, Inc., Class
a
A 50 689
Gemini Space Station, Inc.,
Class
a
A* 34 153
Innventure, Inc.* 47 61
Marex Group Ltd. 52 3,769
MarketWise, Inc. 2 36
Miami International Holdings,
Inc.* 64 2,744
Moelis & Co., Class
a
A 63 4,288
Patria Investments Ltd., Class
a
A 55 624
Perella Weinberg Partners,
Class
a
A 59 981
Piper Sandler Cos. 59 4,429
PJT Partners, Inc., Class
a
A 21 3,788
Ridgepost Capital, Inc., Class
a
A 51 439
SHARPLINK, Inc.* 158 1,364
Silvercrest Asset Management
Group, Inc., Class
a
A 5 50
StepStone Group, Inc., Class
a
A 65 3,397
StoneX Group, Inc.* 92 6,300
Value Line, Inc. 1 37
Victory Capital Holdings, Inc.,
Class
a
A 36 4,248
Virtus Investment Partners, Inc. 5 828
Wealthfront Corp.* 31 286
Webull Corp.* 282 2,673
Westwood Holdings Group, Inc. 6 116
WisdomTree, Inc. 114 2,743
58,401
Chemicals — 0.2%
AdvanSix, Inc. 23 387
Alto Ingredients, Inc.* 62 245
Ashland, Inc. 39 2,860
ASP Isotopes, Inc.* 98 394
Aspen Aerogels, Inc.* 57 281
Avient Corp. 78 3,437
Investments
Shares Value
Common Stocks (continued)
Balchem Corp. 28 $ 4,925
Cabot Corp. 44 3,639
Chemours Co. (The) 129 2,007
Core Molding Technologies,
Inc.* 7 175
Ecovyst, Inc.* 93 946
Flotek Industries, Inc.* 12 285
FMC Corp. 107 1,234
Hawkins, Inc. 17 2,045
HB Fuller Co. 47 2,583
Huntsman Corp. 141 1,351
Ingevity Corp.* 30 2,079
Innospec, Inc. 21 1,971
Intrepid Potash, Inc.* 9 348
Koppers Holdings, Inc. 15 688
Kronos Worldwide, Inc. 19 167
LSB Industries, Inc.* 50 533
Mativ Holdings, Inc. 46 547
Minerals Technologies, Inc. 26 1,844
Orion SA 47 293
Perimeter Solutions, Inc.* 128 3,904
PureCycle Technologies, Inc.* 122 797
Quaker Chemical Corp. 12 1,990
Rayonier Advanced Materials,
Inc.* 52 447
Sensient Technologies Corp. 36 4,858
Stepan Co. 18 1,127
Tronox Holdings plc 100 529
Valhi, Inc. 2 37
48,953
Commercial Services & Supplies — 0.1%
ABM Industries, Inc. 50 2,331
ACCO Brands Corp. 77 330
ACV Auctions, Inc., Class
a
A* 143 1,005
BrightView Holdings, Inc.* 60 667
Brink's Co. (The) 35 3,813
Casella Waste Systems, Inc.,
Class
a
A* 54 4,981
Cimpress plc* 14 1,248
Civeo Corp.* 9 301
CompX International, Inc. 1 32
CoreCivic, Inc.* 82 2,724
Deluxe Corp. 38 878
Ennis, Inc. 21 448
Enviri Corp.* 22 490
GEO Group, Inc. (The)* 107 3,404
Healthcare Services Group,
Inc.* 58 1,275
HNI Corp. 61 2,954
Interface, Inc., Class
a
A 49 1,858
LanzaTech Global, Inc.* 1 6
Liquidity Services, Inc.* 20 834
MillerKnoll, Inc. 58 1,310
NLI Holdings, Inc. 7 47
Onterris, Inc.* 29 485
OPENLANE, Inc.* 90 3,204
Perma-Fix Environmental
Services, Inc.* 15 272
Pitney Bowes, Inc. 123 2,107

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Quad/Graphics, Inc. 25 $ 252
UniFirst Corp. 12 3,319
Vestis Corp.* 78 976
41,551
Communications Equipment — 0.1%
ADTRAN Holdings, Inc.* 65 504
Aviat Networks, Inc.* 10 199
BK Technologies Corp.* 3 217
Calix, Inc.* 50 1,906
Clearfield, Inc.* 10 290
Digi International, Inc.* 32 2,398
Extreme Networks, Inc.* 109 2,451
Harmonic, Inc.* 93 1,114
Inseego Corp.* 10 42
KVH Industries, Inc.* 10 76
Lantronix, Inc.* 30 159
NETGEAR, Inc.* 22 466
NetScout Systems, Inc.* 60 2,330
Ondas, Inc.* 410 3,139
Ribbon Communications, Inc.* 79 157
Viasat, Inc.* 107 7,198
Vistance Networks, Inc. 187 1,180
23,826
Construction & Engineering — 0.4%
Ameresco, Inc., Class
a
A* 28 619
Arcosa, Inc. 42 6,103
Argan, Inc. 12 5,100
Bowman Consulting Group
Ltd., Class
a
A* 12 511
Cardinal Infrastructure Group,
Inc., Class
a
A* 14 518
Centuri Holdings, Inc.* 74 1,510
Concrete Pumping Holdings,
Inc.* 18 163
Construction Partners, Inc.,
Class
a
A* 41 4,354
Fluor Corp.* 121 6,596
Granite Construction, Inc. 37 4,461
INNOVATE Corp.* 5 37
Legence Corp., Class
a
A* 49 2,625
Limbach Holdings, Inc.* 9 371
Matrix Service Co.* 23 249
MYR Group, Inc.* 13 3,788
NWPX Infrastructure, Inc.* 8 879
Orion Group Holdings, Inc.* 33 310
Shimmick Corp.* 4 14
Tutor Perini Corp. 38 3,364
41,572
Construction Materials — 0.0%(a)
Knife River Corp.* 49 3,072
Smith-Midland Corp.* 2 52
Titan America SA 21 313
United States Lime & Minerals,
Inc. 9 1,063
4,500
Investments
Shares Value
Common Stocks (continued)
Consumer Finance — 0.2%
Atlanticus Holdings Corp.* 4 $ 362
Bread Financial Holdings, Inc. 34 3,552
Consumer Portfolio Services,
Inc.* 8 74
Dave, Inc.* 9 3,236
Encore Capital Group, Inc.* 18 1,746
Enova International, Inc.* 20 4,534
FirstCash Holdings, Inc. 35 7,506
Green Dot Corp., Class
a
A* 46 611
Happen, Inc.* 96 1,688
Jefferson Capital, Inc. 19 395
LendingTree, Inc.* 10 280
Medallion Financial Corp. 14 165
Navient Corp. 54 514
Nelnet, Inc., Class
a
A 13 1,629
NerdWallet, Inc., Class
a
A* 28 277
Oportun Financial Corp.* 35 257
OppFi, Inc.* 22 152
PRA Group, Inc.* 32 602
PROG Holdings, Inc. 33 1,258
Regional Management Corp. 7 225
Upstart Holdings, Inc.* 72 2,065
World Acceptance Corp.* 2 368
31,496
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 28 1,816
Chefs' Warehouse, Inc. (The)* 31 3,487
Grocery Outlet Holding Corp.* 79 944
Ingles Markets, Inc., Class
a
A 13 1,063
Natural Grocers by Vitamin
Cottage, Inc. 11 301
PriceSmart, Inc. 22 3,740
United Natural Foods, Inc.* 51 2,237
Village Super Market, Inc.,
Class
a
A 8 346
Weis Markets, Inc. 11 782
Yesway, Inc., Class
a
A* 13 324
15,040
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 119 604
Greif, Inc., Class
a
A 21 1,738
Greif, Inc., Class
a
B 4 422
Myers Industries, Inc. 32 1,027
O-I Glass, Inc.* 131 952
Ranpak Holdings Corp.,
Class
a
A* 41 195
TriMas Corp. 23 892
5,830
Distributors — 0.0%(a)
GigaCloud Technology, Inc.,
Class
a
A* 21 1,019
Gold. Com, Inc. 17 764
Weyco Group, Inc. 5 224
2,007

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.1%
American Public Education,
Inc.* 15 $ 685
Carriage Services, Inc., Class
a
A 12 404
Coursera, Inc.* 185 1,206
Covista, Inc.* 29 3,838
Driven Brands Holdings, Inc.* 51 633
Frontdoor, Inc.* 60 4,852
Graham Holdings Co., Class
a
B 3 3,387
KinderCare Learning Cos., Inc.* 26 66
Laureate Education, Inc.* 103 3,866
Lincoln Educational Services
Corp.* 25 629
Matthews International Corp.,
Class
a
A 25 519
McGraw Hill, Inc.* 21 276
OneSpaWorld Holdings Ltd. 84 2,086
Perdoceo Education Corp. 53 1,762
Phoenix Education Partners,
Inc. 4 116
Strategic Education, Inc. 19 1,574
Stride, Inc.* 35 3,034
Universal Technical Institute,
Inc.* 40 845
29,778
Diversified REITs — 0.1%
AH Realty Trust, Inc., REIT 65 421
Alpine Income Property Trust,
Inc., REIT 13 253
American Assets Trust, Inc.,
REIT 42 943
Broadstone Net Lease, Inc.,
REIT 163 3,400
CTO Realty Growth, Inc., REIT 28 598
Essential Properties Realty
Trust, Inc., REIT 185 5,550
Gladstone Commercial Corp.,
REIT 41 532
Global Net Lease, Inc., REIT 178 1,634
NexPoint Diversified Real
Estate Trust, REIT 31 165
13,496
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 10 909
ATN International, Inc. 9 271
Bandwidth, Inc., Class
a
A* 25 1,211
Cogent Communications
Holdings, Inc. 41 391
IDT Corp., Class
a
B 14 955
Liberty Capital Corp., Class
a
A* 3 80
Liberty Capital Corp., Class
a
C* 28 729
Liberty Latin America Ltd.,
Class
a
A* 26 224
Liberty Latin America Ltd.,
Class
a
C* 109 932
Lumen Technologies, Inc.* 816 5,100
Shenandoah
Telecommunications Co. 42 519
Investments
Shares Value
Common Stocks (continued)
Uniti Group, Inc.* 143 $ 1,419
12,740
Electric Utilities — 0.1%
Genie Energy Ltd., Class
a
B 18 267
Hawaiian Electric Industries,
Inc.* 139 1,560
MGE Energy, Inc. 32 2,486
Otter Tail Corp. 33 2,986
Portland General Electric Co. 99 4,837
TXNM Energy, Inc. 87 5,012
17,148
Electrical Equipment — 0.1%
Allient, Inc. 13 1,222
American Superconductor
Corp.* 40 1,148
Amprius Technologies, Inc.* 115 1,136
Array Technologies, Inc.* 130 575
Atkore, Inc. 29 2,717
Babcock & Wilcox Enterprises,
Inc.* 113 852
ChargePoint Holdings, Inc.* 20 110
Energous Corp.* 4 44
Energy Vault Holdings, Inc.* 116 394
EnerSys 31 5,700
Enovix Corp.* 167 564
Eos Energy Enterprises, Inc.* 289 931
Espey Mfg. & Electronics Corp. 2 125
Fluence Energy, Inc.* 73 789
FuelCell Energy, Inc.* 47 810
GrafTech International Ltd.* 14 101
Hyliion Holdings Corp.* 107 371
LSI Industries, Inc. 28 549
NANO Nuclear Energy, Inc.* 37 677
Net Power, Inc.* 35 62
NuScale Power Corp., Class
a
A* 273 2,531
Plug Power, Inc.* 1,151 2,486
Power Solutions International,
Inc.* 7 254
Preformed Line Products Co. 2 802
SES AI Corp.* 211 110
Shoals Technologies Group,
Inc., Class
a
A* 143 990
Sunrun, Inc.* 196 1,680
Tigo Energy, Inc.* 33 35
27,765
Electronic Equipment, Instruments & Components — 0.1%
908 Devices, Inc.* 24 256
ADI Global Distribution, Inc.* 58 1,268
Aeva Technologies, Inc.* 23 360
Arlo Technologies, Inc.* 91 1,197
Badger Meter, Inc. 25 3,387
Bel Fuse, Inc., Class
a
A 1 205
Bel Fuse, Inc., Class
a
B 10 2,493
Belden, Inc. 33 3,777
Benchmark Electronics, Inc. 30 2,108
Climb Global Solutions, Inc. 14 399
Crane NXT Co. 42 2,054

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
CTS Corp. 24 $ 1,355
Daktronics, Inc.* 33 645
ePlus, Inc. 22 1,935
Evolv Technologies Holdings,
Inc.* 138 719
Forward Industries, Inc.* 52 330
Frequency Electronics, Inc.* 6 362
Insight Enterprises, Inc.* 24 3,768
Itron, Inc.* 37 3,589
Kimball Electronics, Inc.* 20 472
Knowles Corp.* 72 2,461
LightPath Technologies, Inc.,
Class
a
A* 46 463
Lightwave Logic, Inc.* 135 733
Methode Electronics, Inc. 29 529
Mirion Technologies, Inc.,
Class
a
A* 203 3,059
M-Tron Industries, Inc.* 4 305
Napco Security Technologies,
Inc. 29 1,051
nLight, Inc.* 47 1,987
Novanta, Inc.* 30 4,387
OSI Systems, Inc.* 13 2,703
Ouster, Inc.* 53 1,825
PC Connection, Inc. 9 719
Plexus Corp.* 23 5,508
Powerfleet, Inc.* 108 324
RF Industries Ltd.* 7 74
Richardson Electronics Ltd. 10 173
Rogers Corp.* 15 1,884
ScanSource, Inc.* 18 1,028
SmartRent, Inc., Class
a
A* 144 192
Syntec Optics Holdings, Inc.* 6 49
Unusual Machines, Inc.* 38 899
Vishay Intertechnology, Inc. 116 3,530
Vishay Precision Group, Inc.* 10 618
Vuzix Corp.* 58 151
65,331
Energy Equipment & Services — 0.4%
Archrock, Inc. 147 4,633
Atlas Energy Solutions, Inc.,
Class
a
A* 69 904
Borr Drilling Ltd.* 200 896
Bristow Group, Inc., Class
a
A 22 999
Cactus, Inc., Class
a
A 59 4,149
Core Laboratories, Inc. 39 485
Energy Services of America
Corp. 12 140
Expro Ltd.* 70 1,268
Flowco Holdings, Inc., Class
a
A 30 658
Forum Energy Technologies,
Inc.* 9 738
Helix Energy Solutions Group,
Inc.* 118 1,215
Helmerich & Payne, Inc. 83 3,617
HMH Holding, Inc., Class
a
A* 9 173
Innovex International, Inc.* 38 1,165
Kodiak Gas Services, Inc. 85 4,995
Liberty Energy, Inc., Class
a
A 135 2,661
Investments
Shares Value
Common Stocks (continued)
Nabors Industries Ltd.* 12 $ 1,124
National Energy Services
Reunited Corp.* 52 1,826
Natural Gas Services Group,
Inc. 10 352
Noble Corp. plc 108 4,950
Oceaneering International, Inc.* 85 4,400
Oil States International, Inc.* 48 423
Patterson-UTI Energy, Inc. 295 3,729
ProFrac Holding Corp.,
Class
a
A* 24 122
ProPetro Holding Corp.* 84 954
Ranger Energy Services, Inc.,
Class
a
A 16 267
RPC, Inc. 86 562
SEACOR Marine Holdings, Inc.* 19 181
Seadrill Ltd.* 53 2,582
Select Water Solutions, Inc.,
Class
a
A 96 1,872
Smart Sand, Inc. 25 132
Solaris Energy Infrastructure,
Inc., Class
a
A 45 2,285
TETRA Technologies, Inc.* 109 752
Tidewater, Inc.* 42 3,911
Transocean Ltd.* 829 4,816
Valaris Ltd.* 48 4,146
68,082
Entertainment — 0.2%
AMC Entertainment Holdings,
Inc., Class
a
A* 523 1,381
Atlanta Braves Holdings, Inc.,
Class
a
A* 6 330
Atlanta Braves Holdings, Inc.,
Class
a
C* 42 2,082
Cinemark Holdings, Inc. 89 3,169
CuriosityStream, Inc. 35 94
IMAX Corp.* 39 1,997
Lionsgate Studios Corp.* 167 1,892
Madison Square Garden
Entertainment Corp., Class
a
A* 33 2,564
Marcus Corp. (The) 19 540
Playtika Holding Corp. 47 107
Reservoir Media, Inc.* 16 155
Sphere Entertainment Co.* 23 3,135
Starz Entertainment Corp.* 10 265
Stubhub Holdings, Inc.,
Class
a
A* 187 1,193
18,904
Financial Services — 0.4%
Acacia Research Corp.* 29 129
Alerus Financial Corp. 20 658
Better Home & Finance Holding
Co.* 7 97
Bladex, Inc., Class
a
E 25 1,348
Burford Capital Ltd. 172 714
Cannae Holdings, Inc. 34 530
Cass Information Systems, Inc. 10 561
Compass Diversified Holdings* 57 659
Dlocal Ltd., Class
a
A 76 1,127

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Enact Holdings, Inc. 23 $ 1,109
Essent Group Ltd. 77 5,202
EVERTEC, Inc. 52 1,541
Federal Agricultural Mortgage
Corp., Class
a
C 8 1,759
Finance of America Cos., Inc.,
Class
a
A* 3 53
Flywire Corp.* 101 1,908
HA Sustainable Infrastructure
Capital, Inc. 108 4,271
International Money Express,
Inc.* 24 347
Jackson Financial, Inc., Class
a
A 56 7,472
loanDepot, Inc., Class
a
A* 96 91
Marqeta, Inc., Class
a
A* 74 1,215
Merchants Bancorp 21 1,105
NCR Atleos Corp.* 62 2,847
NewtekOne, Inc. 21 248
NMI Holdings, Inc., Class
a
A* 65 2,883
Onity Group, Inc.* 6 205
Pagseguro Digital Ltd., Class
a
A 140 1,263
Paymentus Holdings, Inc.,
Class
a
A* 50 1,780
Payoneer Global, Inc.* 222 1,578
Paysafe Ltd.* 20 129
Paysign, Inc.* 37 461
PennyMac Financial Services,
Inc. 25 1,828
Priority Technology Holdings,
Inc.* 29 154
Radian Group, Inc. 115 4,124
Remitly Global, Inc.* 159 4,252
Repay Holdings Corp., Class
a
A* 55 197
Security National Financial
Corp., Class
a
A* 15 130
Sezzle, Inc.* 14 1,688
StoneCo Ltd., Class
a
A 195 1,891
Velocity Financial, Inc.* 10 179
Walker & Dunlop, Inc. 28 1,135
Waterstone Financial, Inc. 13 272
59,140
Food Products — 0.0%(a)
Alico, Inc. 5 199
B&G Foods, Inc. 66 229
BRC, Inc., Class
a
A* 6 48
Cal-Maine Foods, Inc. 37 2,920
Del Monte Corp. 28 887
Dole plc 66 914
Flowers Foods, Inc. 160 1,107
Forafric Global plc* 5 54
J & J Snack Foods Corp. 13 1,146
John B Sanfilippo & Son, Inc. 7 516
Lifeway Foods, Inc.* 5 130
Limoneira Co. 14 193
Mama's Creations, Inc.* 32 519
Marzetti Co. (The) 17 1,915
Mission Produce, Inc.* 48 611
Once Upon a Farm PBC* 11 191
Seneca Foods Corp., Class
a
A* 4 793
Investments
Shares Value
Common Stocks (continued)
Simply Good Foods Co. (The)* 71 $ 813
Utz Brands, Inc. 62 880
Vital Farms, Inc.* 31 331
Westrock Coffee Co.* 31 241
14,637
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 106 4,051
Chesapeake Utilities Corp. 20 2,671
New Jersey Resources Corp. 86 4,587
Northwest Natural Holding Co. 36 1,767
ONE Gas, Inc. 54 4,281
RGC Resources, Inc. 7 150
Southwest Gas Holdings, Inc. 62 5,476
Spire, Inc. 50 4,092
27,075
Ground Transportation — 0.0%(a)
ArcBest Corp. 19 2,621
Covenant Logistics Group, Inc.,
Class
a
A 13 460
FTAI Infrastructure, Inc. 92 320
Heartland Express, Inc. 33 408
Hertz Global Holdings, Inc.* 108 245
Marten Transport Ltd. 50 721
PAMT Corp.* 4 49
Proficient Auto Logistics, Inc.* 21 106
RXO, Inc.* 141 2,996
Universal Logistics Holdings,
Inc. 6 112
Werner Enterprises, Inc. 51 1,998
10,036
Health Care Equipment & Supplies — 0.2%
Acme United Corp. 3 187
Alphatec Holdings, Inc.* 104 974
AngioDynamics, Inc.* 31 500
Anteris Technologies Global
Corp.* 69 594
Artivion, Inc.* 38 1,026
AtriCure, Inc.* 42 2,031
Axogen, Inc.* 44 2,233
Beta Bionics, Inc.* 34 678
Bioventus, Inc., Class
a
A* 40 546
Butterfly Network, Inc.* 177 1,397
CapsoVision, Inc.* 29 169
Carlsmed, Inc.* 7 114
Ceribell, Inc.* 23 552
Cerus Corp.* 167 441
ClearPoint Neuro, Inc.* 24 363
CONMED Corp. 26 1,296
CVRx, Inc.* 13 38
Delcath Systems, Inc.* 24 395
DENTSPLY SIRONA, Inc. 172 1,921
Electromed, Inc.* 6 168
Embecta Corp. 50 257
Enovis Corp.* 49 1,205
Establishment Labs Holdings,
Inc.* 23 1,595

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Glaukos Corp.* 48 $ 8,619
Haemonetics Corp.* 40 4,123
Hyperfine, Inc., Class
a
A* 66 54
ICU Medical, Inc.* 21 3,632
Inogen, Inc.* 21 113
Inspire Medical Systems, Inc.* 24 1,512
Integer Holdings Corp.* 29 3,632
Integra LifeSciences Holdings
Corp.* 57 964
iRadimed Corp. 7 605
IRhythm Holdings, Inc.* 28 3,330
Kestra Medical Technologies
Ltd.* 22 567
KORU Medical Systems, Inc.* 38 125
Lantheus Holdings, Inc.* 55 5,553
LeMaitre Vascular, Inc. 18 1,445
LivaNova plc* 47 3,751
Lucid Diagnostics, Inc.* 125 122
Merit Medical Systems, Inc.* 50 4,533
MiniMed Group, Inc.* 24 486
Neogen Corp.* 186 2,150
NeuroPace, Inc.* 22 322
Novocure Ltd.* 90 1,589
Omnicell, Inc.* 38 1,336
OraSure Technologies, Inc.* 55 197
Orchestra BioMed Holdings,
Inc.* 33 166
Orthofix Medical, Inc.* 34 319
OrthoPediatrics Corp.* 15 350
Procept Biorobotics Corp.* 47 996
Pro-Dex, Inc.* 2 124
Pulse Biosciences, Inc.* 16 805
QuidelOrtho Corp.* 58 837
RxSight, Inc.* 33 242
Sanara Medtech, Inc.* 3 105
Senseonics Holdings, Inc.* 33 305
Shoulder Innovations, Inc.* 9 189
SI-BONE, Inc.* 37 704
Sight Sciences, Inc.* 33 280
STAAR Surgical Co.* 28 633
Stereotaxis, Inc.* 57 82
Strive, Inc., Class
a
A* 53 1,284
Tactile Systems Technology,
Inc.* 19 437
Tandem Diabetes Care, Inc.* 59 1,299
TransMedics Group, Inc.* 29 2,461
UFP Technologies, Inc.* 6 1,788
Utah Medical Products, Inc. 3 213
Varex Imaging Corp.* 36 666
81,725
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc.* 78 2,150
Accendra Health, Inc.* 60 73
AdaptHealth Corp., Class
a
A* 86 481
Addus HomeCare Corp.* 16 1,835
agilon health, Inc.* 10 879
AirSculpt Technologies, Inc.* 8 20
Alignment Healthcare, Inc.* 171 2,291
AMN Healthcare Services, Inc.* 33 1,131
Investments
Shares Value
Common Stocks (continued)
Ardent Health, Inc.* 20 $ 216
Astrana Health, Inc.* 38 1,448
Aveanna Healthcare Holdings,
Inc.* 66 886
BrightSpring Health Services,
Inc.* 137 8,001
Brookdale Senior Living, Inc.* 201 2,370
Castle Biosciences, Inc.* 25 826
Clover Health Investments
Corp., Class
a
A* 353 1,465
Community Health Systems,
Inc.* 109 318
Concentra Group Holdings
Parent, Inc. 99 3,340
CorVel Corp.* 25 1,722
Fulgent Genetics, Inc.* 16 310
GeneDx Holdings Corp.,
Class
a
A* 17 1,442
Guardian Pharmacy Services,
Inc., Class
a
A* 15 556
HealthEquity, Inc.* 71 6,854
Hims & Hers Health, Inc.* 181 5,354
Hinge Health, Inc., Class
a
A* 35 3,240
InfuSystem Holdings, Inc.* 16 194
Innovage Holding Corp.* 18 194
LifeStance Health Group, Inc.* 161 1,990
Lumexa Imaging Holdings, Inc.* 16 187
National HealthCare Corp. 11 2,382
NeoGenomics, Inc.* 110 1,970
NRC Health 10 209
Nutex Health, Inc.* 4 755
Omada Health, Inc.* 30 737
OPKO Health, Inc.* 338 497
Option Care Health, Inc.* 134 3,142
PACS Group, Inc.* 39 1,650
Pediatrix Medical Group, Inc.* 70 1,836
Pennant Group, Inc. (The)* 29 1,066
Privia Health Group, Inc.* 101 2,069
Progyny, Inc.* 57 1,459
RadNet, Inc.* 60 4,549
SBC Medical Group Holdings,
Inc.* 16 64
Sonida Senior Living, Inc.* 24 900
Starling Oncology, Inc.* 64 378
Strata Critical Medical, Inc.* 57 323
Surgery Partners, Inc.* 67 931
U.S. Physical Therapy, Inc. 13 1,011
Viemed Healthcare, Inc.* 29 256
75,957
Health Care REITs — 0.1%
CareTrust REIT, Inc. 191 7,439
Chiron Real Estate, Inc., REIT 11 402
Community Healthcare Trust,
Inc., REIT 23 338
Diversified Healthcare Trust,
REIT 187 1,416
LTC Properties, Inc., REIT 42 1,693
National Health Investors, Inc.,
REIT 41 2,916

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
National Healthcare Properties,
Inc., Class
a
A, REIT 38 $ 610
Sabra Health Care REIT, Inc. 214 4,363
Strawberry Fields REIT, Inc. 7 94
Universal Health Realty Income
Trust, REIT 11 451
19,722
Health Care Technology — 0.0%(a)
Certara, Inc.* 97 804
Claritev Corp.* 8 319
Evolent Health, Inc., Class
a
A* 96 432
HealthStream, Inc. 20 581
HeartFlow, Inc.* 67 3,376
LifeMD, Inc.* 34 105
Phreesia, Inc.* 42 513
Schrodinger, Inc.* 49 955
Simulations Plus, Inc.* 14 258
Teladoc Health, Inc.* 153 970
Waystar Holding Corp.* 94 2,461
10,774
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 185 2,951
Braemar Hotels & Resorts, Inc.,
REIT 49 99
Chatham Lodging Trust, REIT 38 495
DiamondRock Hospitality Co.,
REIT 174 2,142
Park Hotels & Resorts, Inc.,
REIT 158 2,417
Pebblebrook Hotel Trust, REIT 95 1,721
RLJ Lodging Trust, REIT 105 1,159
Ryman Hospitality Properties,
Inc., REIT 57 7,225
Service Properties Trust, REIT 99 772
Summit Hotel Properties, Inc.,
REIT 88 515
Sunstone Hotel Investors, Inc.,
REIT 153 1,709
Xenia Hotels & Resorts, Inc.,
REIT 79 1,481
22,686
Hotels, Restaurants & Leisure — 0.3%
Accel Entertainment, Inc.,
Class
a
A* 44 512
Bally's Corp.* 9 81
Biglari Holdings, Inc., Class
a
B* 1 388
BJ's Restaurants, Inc.* 16 1,017
Black Rock Coffee Bar, Inc.,
Class
a
A* 15 143
Bloomin' Brands, Inc.* 72 742
Brightstar Lottery plc 82 924
Brinker International, Inc.* 36 8,226
Cheesecake Factory, Inc. (The) 40 4,380
Cracker Barrel Old Country
Store, Inc. 19 1,050
Dave & Buster's Entertainment,
Inc.* 23 206
Dine Brands Global, Inc. 11 364
Investments
Shares Value
Common Stocks (continued)
El Pollo Loco Holdings, Inc.* 24 $ 366
First Watch Restaurant Group,
Inc.* 52 659
Genius Sports Ltd.* 200 1,484
Global Business Travel Group I* 106 1,003
Hilton Grand Vacations, Inc.* 48 2,036
Inspired Entertainment, Inc.* 21 122
Jack in the Box, Inc.* 15 248
Krispy Kreme, Inc.* 67 229
Kura Sushi USA, Inc., Class
a
A* 6 274
Life Time Group Holdings, Inc.* 123 5,168
Lindblad Expeditions Holdings,
Inc.* 42 1,116
Marriott Vacations Worldwide
Corp. 24 2,502
Monarch Casino & Resort, Inc. 10 1,204
Nathan's Famous, Inc. 2 196
Navan, Inc., Class
a
A* 88 2,557
Papa John's International, Inc. 28 657
Penn Entertainment, Inc.* 108 1,805
Portillo's, Inc., Class
a
A* 56 256
Pursuit Attractions and
Hospitality, Inc.* 18 864
RCI Hospitality Holdings, Inc. 6 175
Red Rock Resorts, Inc., Class
a
A 40 2,246
Rush Street Interactive, Inc.* 85 2,190
Sabre Corp.* 286 621
Serve Robotics, Inc.* 60 292
Shake Shack, Inc., Class
a
A* 33 2,273
Six Flags Entertainment Corp.* 81 1,219
Super Group SGHC Ltd. 138 1,869
Sweetgreen, Inc., Class
a
A* 89 619
Target Hospitality Corp.* 34 630
United Parks & Resorts, Inc.* 17 680
Venu Holding Corp.* 40 77
Wendy's Co. (The) 136 1,129
Xponential Fitness, Inc.,
Class
a
A* 30 163
54,962
Household Durables — 0.2%
Beazer Homes USA, Inc.* 21 697
Cavco Industries, Inc.* 7 3,914
Century Communities, Inc. 21 1,419
Champion Homes, Inc.* 47 4,196
Cricut, Inc., Class
a
A 42 248
Dream Finders Homes, Inc.,
Class
a
A* 24 337
Ethan Allen Interiors, Inc. 20 473
Flexsteel Industries, Inc. 3 239
GoPro, Inc., Class
a
A* 113 99
Green Brick Partners, Inc.* 26 1,878
Hamilton Beach Brands Holding
Co., Class
a
A 6 188
Helen of Troy Ltd.* 20 602
Hovnanian Enterprises, Inc.,
Class
a
A* 4 497
Installed Building Products, Inc. 20 4,857
KB Home 51 2,718
La-Z-Boy, Inc. 34 1,076

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Legacy Housing Corp.* 7 $ 197
LGI Homes, Inc.* 18 1,007
Lifetime Brands, Inc. 10 95
Lovesac Co. (The)* 12 187
M/I Homes, Inc.* 22 3,274
Meritage Homes Corp. 56 3,888
Newell Brands, Inc. 361 2,256
Sonos, Inc.* 102 1,591
XMAX, Inc.* 51 457
36,390
Household Products — 0.0%(a)
Central Garden & Pet Co.* 7 301
Central Garden & Pet Co.,
Class
a
A* 42 1,563
Energizer Holdings, Inc. 52 1,133
Oil-Dri Corp. of America 8 720
Spectrum Brands Holdings, Inc. 19 1,640
WD-40 Co. 12 2,570
7,927
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 30 497
Montauk Renewables, Inc.* 57 98
Ormat Technologies, Inc. 53 5,406
6,001
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 59 1,616
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 48 396
Innovative Industrial Properties,
Inc., REIT 24 1,366
LXP Industrial Trust, REIT 49 2,975
One Liberty Properties, Inc.,
REIT 15 359
Terreno Realty Corp., REIT 90 5,959
11,055
Insurance — 0.3%
Abacus Global Management,
Inc. 24 230
Accelerant Holdings, Class
a
A* 51 1,006
American Coastal Insurance
Corp. 21 199
American Integrity Insurance
Group, Inc. 10 260
AMERISAFE, Inc. 16 417
Ategrity Specialty Holdings
LLC* 8 210
Baldwin Insurance Group, Inc.
(The), Class
a
A* 82 2,530
Bowhead Specialty Holdings,
Inc.* 15 503
Citizens, Inc., Class
a
A* 39 147
CNO Financial Group, Inc. 79 4,328
Crawford & Co., Class
a
A 14 184
Investments
Shares Value
Common Stocks (continued)
Donegal Group, Inc., Class
a
A 14 $ 268
Employers Holdings, Inc. 16 785
Exzeo Group, Inc.* 7 117
F&G Annuities & Life, Inc. 30 714
Genworth Financial, Inc.,
Class
a
A* 324 3,221
Goosehead Insurance, Inc.,
Class
a
A* 20 1,373
Greenlight Capital Re Ltd.,
Class
a
A* 22 334
Hamilton Insurance Group Ltd.,
Class
a
B 39 1,371
HCI Group, Inc. 9 1,672
Heritage Insurance Holdings,
Inc.* 21 706
Hippo Holdings, Inc.* 16 526
Horace Mann Educators Corp. 34 1,730
Investors Title Co. 1 294
James River Group Holdings,
Inc. 31 124
Kemper Corp. 50 1,409
Kingstone Cos., Inc. 10 196
Kingsway Corp.* 18 186
Lemonade, Inc.* 60 3,134
MBIA, Inc.* 39 188
Mercury General Corp. 23 2,345
Neptune Insurance Holdings,
Inc., Class
a
A* 32 1,066
NI Holdings, Inc.* 6 90
Octave Specialty Group, Inc.* 35 153
Oscar Health, Inc., Class
a
A* 202 6,052
Palomar Holdings, Inc. 22 2,917
Pelagos Insurance Capital Ltd. 37 903
Porch Group, Inc.* 82 1,393
Root, Inc., Class
a
A* 11 610
Safety Insurance Group, Inc. 12 1,245
Selective Insurance Group, Inc. 51 4,656
SiriusPoint Ltd.* 89 2,153
Skyward Specialty Insurance
Group, Inc.* 35 2,009
Slide Insurance Holdings, Inc. 56 1,302
Stewart Information Services
Corp. 26 1,785
Tiptree, Inc., Class
a
A 20 370
Trupanion, Inc.* 28 816
United Fire Group, Inc. 18 970
Universal Insurance Holdings,
Inc. 21 903
60,100
Interactive Media & Services — 0.0%(a)
Angi, Inc., Class
a
A* 25 116
Bumble, Inc., Class
a
A* 85 233
Cargurus, Inc., Class
a
A* 63 2,247
Cars.com, Inc.* 38 445
EverQuote, Inc., Class
a
A* 24 611
fuboTV, Inc., Class
a
A* 24 253
Grindr, Inc.* 22 341
MediaAlpha, Inc., Class
a
A* 26 328
Nextdoor Holdings, Inc.* 197 443
QuinStreet, Inc.* 46 894

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
RUM Group, Inc.* 95 $ 851
Shutterstock, Inc. 22 122
Taboola.com Ltd.* 107 399
TripAdvisor, Inc.* 96 914
Trump Media & Technology
Group Corp.* 137 1,338
Webtoon Entertainment, Inc.* 18 190
WeShop Holdings Ltd.,
Class
a
A* 1 5
Yelp, Inc., Class
a
A* 45 1,006
Ziff Davis, Inc.* 29 1,599
ZipRecruiter, Inc., Class
a
A* 55 234
ZoomInfo Technologies, Inc.,
Class
a
A* 207 878
13,447
IT Services — 0.0%(a)
Backblaze, Inc., Class
a
A* 49 692
BigBear.ai Holdings, Inc.* 410 1,283
Brand Engagement Network,
Inc.* 4 45
Commerce.com, Inc., Series 1* 64 154
Crexendo, Inc.* 16 98
DXC Technology Co.* 144 1,627
Everforth, Inc.* 34 1,102
Fastly, Inc., Class
a
A* 129 2,940
Globant SA* 36 1,466
Grid Dynamics Holdings, Inc.* 56 447
Hackett Group, Inc. (The) 19 213
Information Services Group,
Inc. 29 148
Rackspace Technology, Inc.* 77 241
SharonAI Holdings, Inc.* 4 219
TSS, Inc.* 21 165
Tucows, Inc., Class
a
A* 6 63
Unisys Corp.* 55 149
Whitefiber, Inc.* 10 189
11,241
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 23 1,987
Callaway Golf Co.* 118 1,854
Escalade, Inc. 7 141
Funko, Inc., Class
a
A* 36 242
JAKKS Pacific, Inc. 8 201
Johnson Outdoors, Inc.,
Class
a
A 5 225
Latham Group, Inc.* 43 304
Malibu Boats, Inc., Class
a
A* 17 458
MasterCraft Boat Holdings,
Inc.* 15 349
Peloton Interactive, Inc.,
Class
a
A* 343 1,838
Polaris, Inc. 46 2,969
Smith & Wesson Brands, Inc. 38 483
Sturm Ruger & Co., Inc. 12 456
Tron, Inc.* 43 75
11,582
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.1%
10X Genomics, Inc., Class
a
A* 100 $ 6,245
Adaptive Biotechnologies
Corp.* 129 3,215
Alamar Biosciences, Inc.* 11 336
Alpha Teknova, Inc.* 9 65
Azenta, Inc.* 35 1,143
BioLife Solutions, Inc.* 36 1,335
Codexis, Inc.* 73 124
CryoPort, Inc.* 42 672
Cytek Biosciences, Inc.* 102 488
Fortrea Holdings, Inc.* 81 1,488
Ginkgo Bioworks Holdings,
Inc.* 40 272
Lifecore Biomedical, Inc.* 24 107
Maravai LifeSciences Holdings,
Inc., Class
a
A* 95 726
Mesa Laboratories, Inc. 4 511
Nautilus Biotechnology, Inc.,
Class
a
A* 42 41
OmniAb, Inc.* 92 403
Pacific Biosciences of
California, Inc.* 237 321
Personalis, Inc.* 57 956
Quanterix Corp.* 36 96
18,544
Machinery — 0.5%
3D Systems Corp.* 122 400
Aebi Schmidt Holding AG 32 405
AirJoule Technologies Corp.* 27 122
Alamo Group, Inc. 9 1,481
Albany International Corp.,
Class
a
A 24 1,330
Alliance Laundry Holdings, Inc.* 53 1,214
Astec Industries, Inc. 20 851
Atmus Filtration Technologies,
Inc. 70 3,306
Blue Bird Corp.* 27 1,570
CECO Environmental Corp.* 44 3,133
Columbus McKinnon Corp. 24 424
Commercial Vehicle Group,
Inc.* 26 81
Douglas Dynamics, Inc. 20 821
Elmet Group Co. (The)* 8 131
Energy Recovery, Inc.* 44 339
Enerpac Tool Group Corp.,
Class
a
A 44 1,642
Enpro, Inc. 18 5,332
ESCO Technologies, Inc. 22 6,007
Federal Signal Corp. 51 5,967
Franklin Electric Co., Inc. 32 3,203
FreightCar America, Inc.* 12 83
Gencor Industries, Inc.* 9 167
Gorman-Rupp Co. (The) 18 1,357
Graham Corp.* 9 785
Greenbrier Cos., Inc. (The) 26 1,172
Helios Technologies, Inc. 28 2,045
Hillman Solutions Corp.* 167 1,286

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Hyster-Yale, Inc. 9 $ 305
JBT Marel Corp. 45 5,259
Kadant, Inc. 10 2,991
Kennametal, Inc. 65 1,907
L B Foster Co., Class
a
A* 8 300
Lindsay Corp. 9 1,034
Luxfer Holdings plc 23 395
Manitowoc Co., Inc. (The)* 30 583
Mayville Engineering Co., Inc.* 12 232
Microvast Holdings, Inc.* 177 127
Miller Industries, Inc. 9 504
Mueller Water Products, Inc.,
Class
a
A 132 3,186
Omega Flex, Inc. 3 80
Palladyne AI Corp.* 30 171
Park-Ohio Holdings Corp. 8 361
Perma-Pipe International
Holdings, Inc.* 6 165
Proto Labs, Inc.* 20 1,601
Richtech Robotics, Inc.,
Class
a
B* 157 294
Standex International Corp. 10 2,897
Taylor Devices, Inc.* 3 180
Tennant Co. 15 1,044
Terex Corp. 97 6,160
Titan International, Inc.* 45 324
Trinity Industries, Inc. 68 1,960
Twin Disc, Inc. 10 229
Velo3D, Inc.* 14 167
Wabash National Corp. 33 445
Worthington Enterprises, Inc. 26 1,493
79,048
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 7 143
Costamare, Inc. 38 581
Genco Shipping & Trading Ltd. 27 708
Himalaya Shipping Ltd. 25 419
Matson, Inc. 26 5,845
Pangaea Logistics Solutions
Ltd. 30 244
Safe Bulkers, Inc. 46 397
8,337
Media — 0.0%(a)
Advantage Solutions, Inc.* 4 132
AMC Global Media, Inc.,
Class
a
A* 27 340
Boston Omaha Corp., Class
a
A* 18 248
Cable One, Inc.* 4 109
Clear Channel Outdoor
Holdings, Inc.* 328 777
DoubleVerify Holdings, Inc.* 118 1,581
Entravision Communications
Corp., Class
a
A 54 431
EW Scripps Co. (The), Class
a
A* 48 159
Gray Media, Inc. 74 361
Ibotta, Inc., Class
a
A* 8 298
iHeartMedia, Inc., Class
a
A* 103 280
Investments
Shares Value
Common Stocks (continued)
John Wiley & Sons, Inc.,
Class
a
A 33 $ 1,729
Lee Enterprises, Inc.* 6 48
Magnite, Inc.* 121 2,842
MNTN, Inc., Class
a
A* 39 513
National CineMedia, Inc. 56 141
Newsmax, Inc., Class
a
B* 40 430
Nexxen International Ltd.* 25 244
Optimum Communications,
Inc., Class
a
A* 224 218
PubMatic, Inc., Class
a
A* 33 549
Scholastic Corp. 13 499
Sinclair, Inc. 35 493
Stagwell, Inc., Class
a
A* 88 764
TechTarget, Inc.* 26 101
USA Today Co., Inc.* 115 723
14,010
Metals & Mining — 0.3%
Alpha Metallurgical Resources,
Inc.* 9 2,121
American Battery Technology
Co.* 109 294
Ampco-Pittsburgh Corp.* 14 120
Caledonia Mining Corp. plc 14 354
Century Aluminum Co.* 59 2,700
Commercial Metals Co. 95 6,410
Compass Minerals
International, Inc.* 27 671
Constellium SE, Class
a
A* 114 3,013
Contango Silver & Gold, Inc.* 22 429
Critical Metals Corp.* 57 411
Dakota Gold Corp.* 98 596
Elemental Royalty Corp. 30 646
Ferroglobe plc 101 415
Friedman Industries, Inc. 6 259
Hycroft Mining Holding Corp.,
Class
a
A* 46 1,078
Idaho Strategic Resources, Inc.* 13 423
Ivanhoe Electric, Inc.* 102 1,128
Kaiser Aluminum Corp. 14 2,223
Lifezone Metals Ltd.* 33 153
Materion Corp. 18 4,249
McEwen, Inc.* 44 887
Metallus, Inc.* 31 605
NioCorp Developments Ltd.* 120 503
Novagold Resources, Inc.* 293 2,520
Perpetua Resources Corp.* 72 1,796
Ramaco Resources, Inc.,
Class
a
A* 37 527
Ramaco Resources, Inc.,
Class
a
B* 6 45
REalloys, Inc.* 48 497
Ryerson Holding Corp. 38 952
Silver Bow Mining Corp.* 4 35
SSR Mining, Inc. 185 6,958
SunCoke Energy, Inc. 72 744
Tredegar Corp.* 23 177
U.S. Gold Corp.* 12 190
U.S. GoldMining, Inc.* 2 18

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
United States Antimony Corp.* 112 $ 545
USA Rare Earth, Inc.* 163 2,905
Vista Gold Corp.* 121 264
Vox Royalty Corp. 52 286
Warrior Met Coal, Inc. 45 4,871
Worthington Steel, Inc. 28 965
53,983
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
ACRES Commercial Realty
Corp.* 5 70
Adamas Trust, Inc. 72 701
Angel Oak Mortgage REIT, Inc. 14 116
Arbor Realty Trust, Inc. 161 807
Ares Commercial Real Estate
Corp. 45 206
ARMOUR Residential REIT, Inc. 107 1,736
Blackstone Mortgage Trust,
Inc., Class
a
A 136 1,890
BrightSpire Capital, Inc.,
Class
a
A 104 494
Chicago Atlantic Real Estate
Finance, Inc. 16 174
Chimera Investment Corp. 72 825
Claros Mortgage Trust, Inc.* 81 129
Dynex Capital, Inc. 184 2,372
Ellington Financial, Inc. 105 1,405
Franklin BSP Realty Trust, Inc. 65 544
Invesco Mortgage Capital, Inc. 77 563
KKR Real Estate Finance Trust,
Inc. 45 343
Ladder Capital Corp., Class
a
A 96 941
MFA Financial, Inc. 86 759
Nexpoint Real Estate Finance,
Inc. 6 103
Orchid Island Capital, Inc. 173 1,140
PennyMac Mortgage
Investment Trust 74 690
Ready Capital Corp. 122 216
Redwood Trust, Inc. 106 490
Seven Hills Realty Trust 19 144
TPG Mortgage Investment
Trust, Inc. 25 168
TPG RE Finance Trust, Inc. 60 464
17,490
Multi-Utilities — 0.0%(a)
Avista Corp. 70 2,601
Black Hills Corp. 65 4,659
Northwestern Energy Group,
Inc. 53 3,665
Unitil Corp. 15 803
11,728
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 143 432
COPT Defense Properties, REIT 97 3,492
Douglas Emmett, Inc., REIT 139 1,607
Easterly Government
Properties, Inc., Class
a
A, REIT 37 908
Investments
Shares Value
Common Stocks (continued)
Empire State Realty Trust, Inc.,
Class
a
A, REIT 121 $ 548
Highwoods Properties, Inc.,
REIT 94 2,876
Hudson Pacific Properties, Inc.,
REIT* 46 578
JBG SMITH Properties, REIT 51 615
NET Lease Office Properties,
REIT 13 148
Orion Properties, Inc., REIT 45 128
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 106 1,014
Postal Realty Trust, Inc.,
Class
a
A, REIT 22 516
SL Green Realty Corp., REIT 61 3,415
16,277
Oil, Gas & Consumable Fuels — 0.4%
Aemetis, Inc.* 54 101
American Resources Corp. 74 175
Amplify Energy Corp.* 30 148
Ardmore Shipping Corp. 30 522
BKV Corp.* 27 652
California Resources Corp. 62 3,288
Calumet, Inc.* 58 2,884
Centrus Energy Corp., Class
a
A* 16 2,742
Clean Energy Fuels Corp.* 138 219
CNX Resources Corp.* 116 4,220
Comstock Resources, Inc.* 60 866
Comstock, Inc.* 62 205
Core Natural Resources, Inc. 43 4,399
Crescent Energy Co., Class
a
A 218 2,984
CVR Energy, Inc. 25 1,047
Delek US Holdings, Inc. 51 3,791
DHT Holdings, Inc. 124 2,430
Diversified Energy Co. 60 893
Dorian LPG Ltd. 32 1,601
Encore Energy Corp.* 164 205
Energy Fuels, Inc.* 219 3,230
Epsilon Energy Ltd. 17 106
Evolution Petroleum Corp. 27 100
Excelerate Energy, Inc., Class
a
A 20 792
FLEX LNG Ltd. 27 855
FutureFuel Corp. 22 116
Gevo, Inc.* 201 334
Golar LNG Ltd. 83 4,274
Granite Ridge Resources, Inc. 47 236
Green Plains, Inc.* 58 838
Gulfport Energy Corp.* 13 2,333
HighPeak Energy, Inc. 19 156
Infinity Natural Resources, Inc.,
Class
a
A* 14 216
International Seaways, Inc. 35 3,452
Kinetik Holdings, Inc., Class
a
A 43 2,358
Kolibri Global Energy, Inc.* 25 151
Kosmos Energy Ltd.* 499 1,427
Lightbridge Corp.* 29 218
Magnolia Oil & Gas Corp.,
Class
a
A 195 5,236
Murphy Oil Corp. 116 4,225

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
NACCO Industries, Inc.,
Class
a
A 3 $ 128
Navigator Holdings Ltd. 31 685
New Era Energy & Digital, Inc.* 67 318
NextDecade Corp.* 141 1,063
Nordic American Tankers Ltd. 173 1,182
Northern Oil & Gas, Inc. 88 2,289
OPAL Fuels, Inc., Class
a
A* 18 36
Par Pacific Holdings, Inc.* 41 3,277
PBF Energy, Inc., Class
a
A 83 6,058
Peabody Energy Corp. 104 3,088
PEDEVCO Corp.* 1 14
PrimeEnergy Resources Corp.* 1 211
REX American Resources
Corp.* 25 1,027
Riley Exploration Permian, Inc. 13 507
Ring Energy, Inc.* 161 237
Sable Offshore Corp.* 112 541
SandRidge Energy, Inc. 27 381
Scorpio Tankers, Inc. 39 3,076
SFL Corp. Ltd. 104 1,295
SM Energy Co. 205 7,622
Summit Midstream Corp.* 8 279
Talos Energy, Inc.* 107 1,847
Teekay Corp. Ltd. 47 619
Teekay Tankers Ltd., Class
a
A 21 1,882
Uranium Energy Corp.* 415 5,080
Ur-Energy, Inc.* 319 453
VAALCO Energy, Inc. 87 517
Vitesse Energy, Inc. 27 472
W&T Offshore, Inc. 82 304
World Kinect Corp. 42 1,502
110,015
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 13 273
Magnera Corp.* 28 352
Sylvamo Corp. 28 1,006
1,631
Passenger Airlines — 0.0%(a)
Allegiant Travel Co.* 20 1,521
flyExclusive, Inc.* 12 14
Frontier Group Holdings, Inc.* 50 285
JetBlue Airways Corp.* 286 1,316
Joby Aviation, Inc.* 569 3,892
Republic Airways Holdings,
Inc.* 12 209
SkyWest, Inc.* 34 3,218
Wheels Up Experience, Inc.,
Class
a
A* 5 22
10,477
Personal Care Products — 0.0%(a)
BellRing Brands, Inc.* 100 1,077
Coty, Inc., Class
a
A* 304 866
Edgewell Personal Care Co. 40 1,149
Herbalife Ltd.* 86 945
Honest Co., Inc. (The)* 81 463
Interparfums, Inc. 16 1,879
Investments
Shares Value
Common Stocks (continued)
Nature's Sunshine Products,
Inc.* 12 $ 170
Niagen Bioscience, Inc.* 49 153
Nu Skin Enterprises, Inc.,
Class
a
A 41 192
Oddity Tech Ltd., Class
a
A* 34 490
USANA Health Sciences, Inc.* 9 128
7,512
Pharmaceuticals — 0.2%
Aclaris Therapeutics, Inc.* 99 599
Alto Neuroscience, Inc.* 22 778
Alumis, Inc.* 66 1,439
Amneal Pharmaceuticals, Inc.* 143 2,498
Amphastar Pharmaceuticals,
Inc.* 27 608
Amylyx Pharmaceuticals, Inc.* 87 2,936
AN2 Therapeutics, Inc.* 22 122
ANI Pharmaceuticals, Inc.* 17 1,245
Aquestive Therapeutics, Inc.* 91 465
Arvinas, Inc.* 50 460
AtaiBeckley, Inc.* 269 1,974
Atea Pharmaceuticals, Inc.* 59 316
Avalyn Pharma, Inc.* 14 486
BioAge Labs, Inc.* 29 276
Collegium Pharmaceutical, Inc.* 28 689
Context Therapeutics, Inc.* 78 30
Contineum Therapeutics, Inc.,
Class
a
A* 23 374
CorMedix, Inc.* 63 520
Crinetics Pharmaceuticals, Inc.* 87 7,391
Definium Therapeutics, Inc.* 109 4,329
Edgewise Therapeutics, Inc.* 60 2,506
Enliven Therapeutics, Inc.* 36 2,084
Eton Pharmaceuticals, Inc.* 22 1,330
Evolus, Inc.* 50 454
EyePoint, Inc.* 65 292
Fulcrum Therapeutics, Inc.* 50 194
Harmony Biosciences Holdings,
Inc.* 38 1,496
Harrow, Inc.* 27 997
Indivior Pharmaceuticals, Inc.* 101 3,528
Innoviva, Inc.* 63 1,309
LB Pharmaceuticals, Inc.* 19 898
LENZ Therapeutics, Inc.* 17 89
Lexicon Pharmaceuticals, Inc.* 209 470
Ligand Pharmaceuticals, Inc.* 17 4,830
Liquidia Corp.* 59 4,022
Maze Therapeutics, Inc.* 30 797
MBX Biosciences, Inc.* 26 1,602
MediWound Ltd.* 9 113
Nektar Therapeutics* 29 2,070
Neumora Therapeutics, Inc.* 86 114
Nuvation Bio, Inc.* 211 1,405
Ocular Therapeutix, Inc.* 173 1,815
Omeros Corp.* 61 1,146
Oramed Pharmaceuticals, Inc. 29 146
Pacira BioSciences, Inc.* 33 855
Perrigo Co. plc 118 1,728
Phathom Pharmaceuticals, Inc.* 41 392

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Phibro Animal Health Corp.,
Class
a
A 18 $ 679
Prestige Consumer Healthcare,
Inc.* 40 2,071
Rapport Therapeutics, Inc.* 26 1,265
Relmada Therapeutics, Inc.* 79 344
Septerna, Inc.* 19 725
SIGA Technologies, Inc. 35 110
SpyGlass Pharma, Inc.* 9 235
Supernus Pharmaceuticals,
Inc.* 47 2,078
Tarsus Pharmaceuticals, Inc.* 35 2,598
Theravance Biopharma, Inc.* 34 579
Third Harmonic Bio, Inc.*‡ 30 —
Trevi Therapeutics, Inc.* 90 1,494
VeraDermics, Inc.* 18 1,771
Wave Life Sciences, Inc.* 116 568
Xeris Biopharma Holdings, Inc.* 144 1,215
Zevra Therapeutics, Inc.* 49 575
80,524
Professional Services — 0.0%(a)
Asure Software, Inc.* 20 182
Barrett Business Services, Inc. 20 688
BlackSky Technology, Inc.* 28 647
CBIZ, Inc.* 41 2,234
Clarivate plc* 294 603
Concentrix Corp. 36 1,084
Conduent, Inc.* 121 208
CRA International, Inc. 5 872
Exponent, Inc. 41 2,911
Falcon's Beyond Global, Inc.,
Class
a
A* 23 206
First Advantage Corp.* 78 1,640
Franklin Covey Co.* 8 163
HireQuest, Inc. 5 80
Huron Consulting Group, Inc.* 14 2,238
IBEX Holdings Ltd.* 8 308
ICF International, Inc. 15 1,336
Innodata, Inc.* 27 1,523
Insperity, Inc. 31 1,654
Kelly Services, Inc., Class
a
A 25 430
Kforce, Inc. 14 806
Korn Ferry 44 3,764
Legalzoom.com, Inc.* 101 629
ManpowerGroup, Inc. 39 2,455
Maximus, Inc. 46 2,657
Mistras Group, Inc.* 15 281
Public Policy Holding Co., Inc.
(b) 4 43
RCM Technologies, Inc.* 4 166
Resolute Holdings
Management, Inc.* 3 407
Spire Global, Inc.* 26 345
TIC Solutions, Inc.* 152 1,442
TriNet Group, Inc. 24 1,687
TrueBlue, Inc.* 24 252
Upwork, Inc.* 101 912
Verra Mobility Corp., Class
a
A* 129 571
Investments
Shares Value
Common Stocks (continued)
Willdan Group, Inc.* 12 $ 1,055
36,479
Real Estate Management & Development — 0.1%
AGNT, Inc. 79 325
American Realty Investors, Inc.* 1 15
Compass, Inc., Class
a
A* 603 6,368
Comstock Holding Cos., Inc.,
Class
a
A* 3 59
Cushman & Wakefield Ltd.* 200 2,698
Douglas Elliman, Inc.* 61 113
Forestar Group, Inc.* 17 481
FRP Holdings, Inc.* 10 221
Marcus & Millichap, Inc. 19 602
Maui Land & Pineapple Co.,
Inc.* 5 79
Newmark Group, Inc., Class
a
A 133 2,026
Opendoor Technologies, Inc.* 790 2,528
Real REMAX Group, Inc.* 21 399
RMR Group, Inc. (The), Class
a
A 13 251
Seaport Entertainment Group,
Inc.* 6 158
St Joe Co. (The) 33 2,181
Tejon Ranch Co.* 18 289
Transcontinental Realty
Investors, Inc.* 1 37
18,830
Residential REITs — 0.0%(a)
BRT Apartments Corp., REIT 8 115
Centerspace, REIT 14 735
Independence Realty Trust,
Inc., REIT 201 3,252
NexPoint Residential Trust, Inc.,
REIT 19 451
UMH Properties, Inc., REIT 69 1,135
5,688
Retail REITs — 0.2%
Acadia Realty Trust, REIT 115 2,354
Alexander's, Inc., REIT 2 543
CBL & Associates Properties,
Inc., REIT 16 875
Curbline Properties Corp., REIT 83 2,476
FrontView REIT, Inc. 18 347
Getty Realty Corp., REIT 49 1,589
InvenTrust Properties Corp.,
REIT 67 2,165
Kite Realty Group Trust, REIT 174 4,489
Macerich Co. (The), REIT 240 5,669
NETSTREIT Corp., REIT 83 1,690
Phillips Edison & Co., Inc., REIT 108 4,174
Saul Centers, Inc., REIT 11 359
SITE Centers Corp., REIT 43 127
Tanger, Inc., REIT 96 3,620
Urban Edge Properties, REIT 109 2,306
32,783
Semiconductors & Semiconductor Equipment — 0.2%
ACM Research, Inc., Class
a
A* 45 3,277

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Aehr Test Systems* 26 $ 2,061
Aeluma, Inc.* 11 144
Alpha & Omega Semiconductor
Ltd.* 21 518
Ambarella, Inc.* 36 2,498
Ambiq Micro, Inc.* 16 933
Amtech Systems, Inc.* 10 146
Atomera, Inc.* 32 133
Axcelis Technologies, Inc.* 26 2,999
AXT, Inc.* 52 3,152
Blaize Holdings, Inc.* 72 35
Canadian Solar, Inc.* 41 506
CEVA, Inc.* 23 622
Cohu, Inc.* 39 1,798
Diodes, Inc.* 39 3,541
Everspin Technologies, Inc.* 16 260
GSI Technology, Inc.* 27 150
Ichor Holdings Ltd.* 29 1,554
Impinj, Inc.* 25 4,358
indie Semiconductor, Inc.,
Class
a
A* 180 669
inTEST Corp.* 10 108
Kopin Corp.* 147 653
Kulicke & Soffa Industries, Inc. 44 3,523
MaxLinear, Inc., Class
a
A* 73 4,373
Navitas Semiconductor Corp.,
Class
a
A* 154 1,785
NVE Corp. 4 401
PDF Solutions, Inc.* 28 1,245
Penguin Solutions, Inc.* 42 2,061
Photronics, Inc.* 49 1,379
Power Integrations, Inc. 47 2,415
QuickLogic Corp.* 14 150
Rigetti Computing, Inc.* 281 4,400
Silicon Laboratories, Inc.* 28 6,133
Synaptics, Inc.* 33 3,192
T1 Energy, Inc.* 150 668
Toyo Co. Ltd.* 7 29
Ultra Clean Holdings, Inc.* 38 2,578
Veeco Instruments, Inc.* 50 2,215
Wolfspeed, Inc.* 24 658
67,320
Software — 1.1%
8x8, Inc.* 117 220
A10 Networks, Inc. 61 1,549
ACI Worldwide, Inc.* 86 4,582
Adeia, Inc. 94 2,372
Agilysys, Inc.* 22 2,561
Alarm.com Holdings, Inc.* 40 2,302
Alkami Technology, Inc.* 57 1,163
Amplitude, Inc., Class
a
A* 81 1,142
Appian Corp., Class
a
A* 33 1,417
Arteris, Inc.* 29 635
Asana, Inc., Class
a
A* 82 841
AvePoint, Inc.* 142 1,977
Bit Digital, Inc.* 276 395
Bitdeer Technologies Group,
Class
a
A* 109 1,183
Blackbaud, Inc.* 30 1,442
Investments
Shares Value
Common Stocks (continued)
BlackLine, Inc.* 42 $ 1,395
Blend Labs, Inc., Class
a
A* 155 240
Box, Inc., Class
a
A* 115 4,115
Braze, Inc., Class
a
A* 80 2,723
C3.ai, Inc., Class
a
A* 115 1,244
Cerence, Inc.* 37 312
Cipher Digital, Inc.* 285 4,418
Cleanspark, Inc.* 212 2,463
Clear Secure, Inc., Class
a
A 80 3,532
Commvault Systems, Inc.* 38 5,226
Consensus Cloud Solutions,
Inc.* 15 574
Core Scientific, Inc.* 263 4,287
CS Disco, Inc.* 24 105
Daily Journal Corp.* 1 623
Digimarc Corp.* 11 66
Digital Turbine, Inc.* 95 1,022
Domo, Inc., Class
a
B* 32 121
Duos Technologies Group, Inc.* 22 204
D-Wave Quantum, Inc.* 310 5,332
eGain Corp.* 14 104
EverCommerce, Inc.* 12 106
Five9, Inc.* 64 2,212
Freshworks, Inc., Class
a
A* 180 2,506
Hut 8 Corp.* 87 6,842
I3 Verticals, Inc., Class
a
A* 19 305
Intapp, Inc.* 47 2,038
Intellicheck, Inc.* 15 41
InterDigital, Inc. 22 7,371
JFrog Ltd.* 92 9,206
Kaltura, Inc.* 77 122
Keel Infrastructure Corp.* 495 1,559
Life360, Inc.* 16 686
LiveRamp Holdings, Inc.* 52 1,961
MARA Holdings, Inc.* 325 3,500
Mitek Systems, Inc.* 38 701
N-able, Inc.* 60 239
nCino, Inc.* 90 2,034
NCR Voyix Corp.* 118 989
NextNav, Inc.* 85 1,349
OneSpan, Inc. 31 512
Ooma, Inc.* 22 498
PagerDuty, Inc.* 69 976
PAR Technology Corp.* 35 658
Progress Software Corp.* 35 1,619
Q2 Holdings, Inc.* 53 3,447
Qualys, Inc.* 31 5,770
Rapid7, Inc.* 56 754
Red Violet, Inc.* 10 732
ReposiTrak, Inc. 10 80
Rimini Street, Inc.* 42 236
Riot Platforms, Inc.* 300 5,699
Roadzen, Inc.* 39 55
ServiceTitan, Inc., Class
a
A* 52 5,098
Silvaco Group, Inc.* 10 69
Soluna Holdings, Inc.* 88 95
SoundHound AI, Inc., Class
a
A* 336 2,406
Sprinklr, Inc., Class
a
A* 93 764
Sprout Social, Inc., Class
a
A* 46 523
SPS Commerce, Inc.* 31 2,647

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Telos Corp.* 47 $ 227
Tenable Holdings, Inc.* 96 3,662
Teradata Corp.* 80 2,320
Thryv Holdings, Inc.* 28 53
Varonis Systems, Inc., Class
a
B* 96 4,202
Veritone, Inc.* 71 56
Vertex, Inc., Class
a
A* 61 864
Via Transportation, Inc.,
Class
a
A* 44 1,229
Viant Technology, Inc., Class
a
A* 14 180
Weave Communications, Inc.* 55 402
Workiva, Inc., Class
a
A* 44 3,520
Xperi, Inc.* 39 232
Yext, Inc.* 73 494
ZenaTech, Inc.* 36 63
Zeta Global Holdings Corp.,
Class
a
A* 191 5,915
161,711
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 35 360
Four Corners Property Trust,
Inc., REIT 93 2,314
Gladstone Land Corp., REIT 34 312
Outfront Media, Inc., REIT 136 3,996
Safehold, Inc., REIT 48 727
Smartstop Self Storage REIT,
Inc., REIT 47 1,526
9,235
Specialty Retail — 0.4%
1-800-Flowers.com, Inc.,
Class
a
A* 19 69
Abercrombie & Fitch Co.,
Class
a
A* 37 5,294
Academy Sports & Outdoors,
Inc. 55 2,363
Advance Auto Parts, Inc. 52 2,193
American Eagle Outfitters, Inc. 133 2,212
Arhaus, Inc., Class
a
A 44 383
Arko Corp. 62 283
ARKO Petroleum Corp.,
Class
a
A 10 182
Asbury Automotive Group, Inc.* 17 3,594
Barnes & Noble Education, Inc. 14 169
Bob's Discount Furniture, Inc.* 16 269
Boot Barn Holdings, Inc.* 26 3,916
Buckle, Inc. (The) 27 1,150
Build-A-Bear Workshop, Inc. 10 303
Caleres, Inc. 28 341
Camping World Holdings, Inc.,
Class
a
A 52 336
Citi Trends, Inc.* 4 272
Designer Brands, Inc., Class
a
A 29 159
Envela Corp.* 6 83
EVgo, Inc., Class
a
A* 115 154
Genesco, Inc.* 8 268
Group 1 Automotive, Inc. 10 2,695
Haverty Furniture Cos., Inc. 12 327
J Jill, Inc. 6 117
Investments
Shares Value
Common Stocks (continued)
Lands' End, Inc.* 8 $ 95
MarineMax, Inc.* 17 887
Monro, Inc. 21 262
National Vision Holdings, Inc.* 67 1,144
Neighborhood Intelligence, Inc.* 63 248
OneWater Marine, Inc., Class
a
A* 10 120
Outdoor Holding Co.* 90 194
Petco Health & Wellness Co.,
Inc., Class
a
A* 78 207
RealReal, Inc. (The)* 95 973
Rent the Runway, Inc., Class
a
A* 7 25
Revolve Group, Inc., Class
a
A* 35 778
RH* 13 1,939
RideNow Group, Inc., Class
a
B* 13 74
Sally Beauty Holdings, Inc.* 82 1,343
Shoe Station Group, Inc. 15 205
Signet Jewelers Ltd. 33 2,715
Sonic Automotive, Inc., Class
a
A 10 786
Stitch Fix, Inc., Class
a
A* 99 314
ThredUp, Inc., Class
a
A* 88 237
Torrid Holdings, Inc.* 29 64
Upbound Group, Inc. 46 842
Urban Outfitters, Inc.* 49 3,954
Victoria's Secret & Co.* 59 5,039
Warby Parker, Inc., Class
a
A* 87 2,140
Winmark Corp. 3 998
Zumiez, Inc.* 11 197
52,912
Technology Hardware, Storage & Peripherals — 0.0%(a)
Corsair Gaming, Inc.* 40 486
CPI Card Group, Inc.* 7 203
Diebold Nixdorf, Inc.* 19 1,289
Eastman Kodak Co.* 54 485
GPGI, Inc. 152 2,009
Immersion Corp. 23 174
Infleqtion, Inc.* 99 1,294
One Stop Systems, Inc.* 19 198
Quantum Computing, Inc.* 173 1,424
Turtle Beach Corp.* 13 167
Xerox Holdings Corp. 102 329
8,058
Textiles, Apparel & Luxury Goods — 0.0%(a)
Capri Holdings Ltd.* 101 1,338
Carter's, Inc. 30 972
Ermenegildo Zegna NV 38 516
Figs, Inc., Class
a
A* 80 1,227
Fossil Group, Inc.* 46 229
G-III Apparel Group Ltd. 31 1,010
Kontoor Brands, Inc. 47 3,544
Movado Group, Inc. 13 438
Oxford Industries, Inc. 12 459
Playboy, Inc.* 49 58
Rocky Brands, Inc. 6 271
Steven Madden Ltd. 62 2,677
Superior Group of Cos., Inc. 9 108
Under Armour, Inc., Class
a
A* 162 816
Under Armour, Inc., Class
a
C* 157 774

HEDGE REPLICATION ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Wolverine World Wide, Inc. 70 $ 1,381
15,818
Tobacco — 0.0%(a)
Turning Point Brands, Inc. 16 1,296
Universal Corp. 21 956
2,252
Trading Companies & Distributors — 0.1%
Alta Equipment Group, Inc.* 17 100
BlueLinx Holdings, Inc.* 6 478
Boise Cascade Co. 30 2,340
Custom Truck One Source, Inc.* 51 470
Distribution Solutions Group,
Inc.* 8 278
DNOW, Inc.* 158 2,533
DXP Enterprises, Inc.* 11 2,065
EVI Industries, Inc. 4 56
GATX Corp. 30 5,248
Global Industrial Co. 13 508
Herc Holdings, Inc. 28 4,266
Hudson Technologies, Inc.* 31 166
Karat Packaging, Inc. 7 333
McGrath RentCorp 21 2,361
NPK International, Inc.* 70 930
Rush Enterprises, Inc., Class
a
A 52 3,995
Rush Enterprises, Inc., Class
a
B 8 622
Titan Machinery, Inc.* 18 370
Transcat, Inc.* 8 692
Willis Lease Finance Corp. 10 541
Xometry, Inc., Class
a
A* 39 3,615
31,967
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 19 200
Water Utilities — 0.0%(a)
American States Water Co. 33 2,947
Cadiz, Inc.* 48 191
California Water Service Group 51 2,548
Consolidated Water Co. Ltd. 13 387
Global Water Resources, Inc. 12 110
H2O America 30 1,901
Middlesex Water Co. 16 928
Pure Cycle Corp.* 17 189
York Water Co. (The) 14 477
9,678
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 67 169
Spok Holdings, Inc. 18 189
Telephone and Data Systems,
Inc. 84 2,829
3,187
Total Common Stocks
(Cost $1,442,344)
2,621,863
Investments
Number of
Rights Value
Rights — 0 .0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR‡(c) 39 $ —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 263 —
Chinook Therape, CVR*‡ 118 —
Tobira Therapeutics, Inc.,
CVR*‡ 10 —
Total Rights
(Cost $146) —
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (e)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 81 .8%
Repurchase Agreements (f) — 13 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,926,026
(Cost $2,925,735) $ 2,925,735
2,925,735
U.S. Treasury Obligations — 68 .6%
U.S. Treasury Bills (g)
3.75%, 11/5/2026
(Cost $15,222,289) 15,325,000 15,224,576
Total Short-Term Investments
(Cost $18,148,024) 18,150,311
Total Investments — 93.6%
(Cost $19,590,558) 20,772,218
Other assets less liabilities — 6.4% 1,430,522
Net Assets — 100.0% $ 22,202,740
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $–, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $44.
(e) Rate shown is the 7-day yield as of August 31, 2026.

AUGUST 31, 2026 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 11 9/14/2026 U.S. Dollar $ 799,150 $ 1,217
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
35,478 11/6/2026 Societe Generale 4.48%
Russell 2000
®
Total Return
Index 5,831
663,742 11/6/2026 Societe Generale 4.23% iShares
®
MSCI EAFE ETF 439,238
1,230,144 11/15/2027 Societe Generale 4.63%
iShares
®
MSCI Emerging
Markets ETF 113,872
2,036,827 11/6/2026 Societe Generale 4.63% S&P 500
®
Total Return Index 136,816
3,966,191 695,757
32,521 11/6/2026 UBS AG 4.33%
Russell 2000
®
Total Return
Index (228)
670,656 11/15/2027 UBS AG 4.03% iShares
®
MSCI EAFE ETF 136,248
825,612 11/15/2027 UBS AG 4.03%
iShares
®
MSCI Emerging
Markets ETF 284,450
1,528,789 420,470
5,494,980 1,116,227
Total Unrealized
Appreciation
1,116,455
Total Unrealized
Depreciation
(228)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .2%
Aerospace & Defense — 1 .5%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a) $ 250,000 $ 254,005
TransDigm, Inc.
6.38%, 3/1/2029 (a) 1,514,000 1,536,286
6.38%, 5/31/2033 (a) 1,305,000 1,308,455
3,098,746
Automobile Components — 2 .6%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (a) 611,000 613,916
Clarios Global LP
6.75%, 2/15/2030 (a) 525,000 539,847
6.75%, 9/15/2032 (a) 492,000 500,185
Cooper-Standard Automotive, Inc.
9.25%, 3/1/2031 (a) 676,000 684,017
Goodyear Tire & Rubber Co. (The)
8.88%, 7/15/2032 522,000 532,282
Icahn Enterprises LP
10.00%, 11/15/2029 (a) 695,000 673,582
Tenneco, Inc.
8.00%, 11/17/2028 (a) 989,000 992,137
ZF North America Capital, Inc.
7.50%, 3/24/2031 (a) 777,000 796,802
5,332,768
Automobiles — 0 .6%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a)(b) 431,000 252,637
Nissan Motor Acceptance Co. LLC
6.13%, 9/30/2030 (a) 606,000 595,913
Nissan Motor Co. Ltd.
8.13%, 7/17/2035 (a)(b) 302,000 320,680
1,169,230
Broadline Retail — 0 .4%
Photo Holdings LLC
12.00%, 7/1/2031 (a) 541,000 556,962
Rakuten Group, Inc.
9.75%, 4/15/2029 (a) 250,000 272,378
829,340
Building Products — 2 .6%
Builders FirstSource, Inc.
6.38%, 3/1/2034 (a) 682,000 675,193
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 250,000 254,678
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 2,885,000 2,920,891
6.75%, 3/1/2033 (a) 165,000 167,609
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (a) 528,000 553,441
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a) 238,000 238,903
Investments
Principal
Amount Value
Corporate Bonds (continued)
Building Products
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a) $ 486,000 $ 482,147
5,292,862
Capital Markets — 0 .6%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 417,000 397,880
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 380,006
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a) 467,000 469,685
1,247,571
Chemicals — 2 .1%
ARC Falcon I, Inc.
9.75%, 3/1/2033 (a) 727,000 728,135
Celanese US Holdings LLC
7.70%, 11/15/2033 (c) 1,071,000 1,143,405
Olympus Water US Holding Corp.
6.75%, 8/1/2032 (a) 597,000 588,159
7.25%, 2/15/2033 (a) 675,000 675,793
Solstice Advanced Materials, Inc.
5.63%, 9/30/2033 (a) 409,000 401,676
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 746,000 709,692
4,246,860
Commercial Services & Supplies — 2 .8%
ADT Security Corp. (The)
5.88%, 10/15/2033 (a) 790,000 772,707
Allied Universal Holdco LLC
7.88%, 2/15/2031 (a) 1,638,000 1,703,430
Garda World Security Corp.
8.38%, 11/15/2032 (a) 393,000 401,920
GFL Environmental Holdings US, Inc.
5.50%, 2/1/2034 (a) 895,000 838,639
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 135,000 137,114
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 631,000 628,629
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 634,000 660,559
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 526,000 549,338
5,692,336
Construction & Engineering — 0 .7%
AECOM
6.00%, 8/1/2033 (a) 679,000 676,518
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a)(b) 814,000 712,368
1,388,886

AUGUST 31, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Consumer Finance — 0 .3%
OneMain Finance Corp.
6.75%, 9/15/2033 $ 614,000 $ 604,410
Consumer Staples Distribution & Retail — 1 .1%
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a) 260,000 250,210
5.75%, 3/31/2034 (a) 1,144,000 1,073,931
Performance Food Group, Inc.
6.13%, 9/15/2032 (a) 682,000 683,478
5.63%, 3/1/2034 (a) 337,000 327,357
2,334,976
Containers & Packaging — 2 .6%
Ardagh Group SA
9.50%, 12/1/2030 (a) 722,000 755,052
Ball Corp.
6.00%, 6/15/2029 408,000 412,554
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 288,000 285,085
6.75%, 4/15/2032 (a) 968,000 944,247
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a) 1,389,000 1,416,262
9.25%, 4/15/2030 (a)(b) 541,000 540,215
Sword Purchaser LLC
8.25%, 4/15/2033 (a) 971,000 1,004,873
5,358,288
Diversified Consumer Services — 0 .5%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 415,000 416,577
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 599,000 609,566
1,026,143
Diversified Telecommunication Services — 11 .9%
Altice Financing SA
5.75%, 8/15/2029 (a) 1,032,000 626,018
Altice France SA
6.50%, 4/15/2032 (a) 837,353 814,138
APLD ComputeCo 2 LLC
6.75%, 3/15/2031 (a)(b) 1,263,000 1,211,017
APLD ComputeCo LLC
9.25%, 12/15/2030 (a) 1,047,000 1,103,269
Black Pearl Compute LLC
6.13%, 2/15/2031 (a) 1,947,000 1,948,077
CCO Holdings LLC
7.00%, 2/1/2033 (a)(b) 368,000 359,296
4.25%, 1/15/2034 (a)(b) 1,637,000 1,364,953
Core Scientific Finance I LLC
7.75%, 5/15/2031 (a) 1,668,000 1,618,403
Edged Compute LLC
7.50%, 4/30/2031 (a) 561,000 530,854
Flash Compute LLC
7.25%, 12/31/2030 (a) 2,180,000 2,190,767
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Galaxy Helios Data Centers II LLC
9.88%, 8/1/2031 (a) $ 1,850,000 $ 1,832,142
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a) 2,079,000 2,113,295
7.00%, 3/31/2034 (a) 204,000 208,667
Meridian Arc Holdco LLC
6.25%, 4/30/2031 (a) 2,890,000 2,747,278
PR RNO Property Owner 1 LLC
6.50%, 5/1/2031 (a) 1,922,000 1,779,013
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 427,000 421,315
SV RNO Property Owner 1 LLC
5.88%, 3/1/2031 (a) 1,709,000 1,569,167
Uniti Services LLC
7.50%, 10/15/2033 (a) 536,000 553,304
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,174,000 1,226,485
WULF Compute LLC
7.75%, 10/15/2030 (a) 174,000 180,799
24,398,257
Electric Utilities — 2 .4%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 435,000 438,402
California Buyer Ltd.
6.38%, 2/15/2032 (a) 600,000 589,505
NRG Energy, Inc.
5.75%, 1/15/2034 (a) 709,000 690,107
6.00%, 1/15/2036 (a) 1,157,000 1,125,395
PG&E Corp.
(U.S. Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (d) 607,000 610,176
(U.S. Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.23%),
6.85%, 9/15/2056 (d) 504,000 493,884
VoltaGrid LLC
7.38%, 11/1/2030 (a) 943,000 948,829
4,896,298
Electrical Equipment — 0 .3%
Solaris Energy Infrastructure LLC
6.38%, 5/15/2031 (a) 532,000 528,027
Energy Equipment & Services — 1 .0%
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a) 485,000 483,560
USA Compression Partners LP
7.13%, 3/15/2029 (a) 525,000 537,924
Valaris Ltd.
8.38%, 4/30/2030 (a) 687,000 714,431

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Energy Equipment & Services
Weatherford International Ltd.
6.75%, 10/15/2033 (a) $ 217,000 $ 221,271
1,957,186
Financial Services — 3 .5%
Block, Inc.
5.63%, 8/15/2030 (a) 459,000 459,631
6.50%, 5/15/2032 901,000 915,873
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 412,000 425,847
ION Platform Finance US, Inc.
7.88%, 9/30/2032 (a) 955,000 750,502
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 408,735
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 946,000 1,001,294
Rocket Cos., Inc.
6.13%, 8/1/2030 (a) 759,000 769,141
6.38%, 8/1/2033 (a) 1,254,000 1,270,194
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 822,000 811,769
UWM Holdings LLC
6.25%, 3/15/2031 (a) 422,000 377,366
7,190,352
Food Products — 0 .8%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 438,314
Post Holdings, Inc.
6.25%, 10/15/2034 (a) 248,000 239,489
6.50%, 3/15/2036 (a) 1,079,000 1,043,375
1,721,178
Ground Transportation — 0 .6%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 650,000 672,060
Hertz Corp. (The)
12.63%, 7/15/2029 (a)(b) 576,000 386,892
5.00%, 12/1/2029 (a) 730,000 239,819
1,298,771
Health Care Equipment & Supplies — 0 .9%
Bausch + Lomb Corp.
8.38%, 10/1/2028 (a) 638,000 653,573
Medline Borrower LP
5.25%, 10/1/2029 (a) 1,077,000 1,070,731
1,724,304
Health Care Providers & Services — 5 .2%
Centene Corp.
2.63%, 8/1/2031 678,000 590,490
Community Health Systems, Inc.
10.88%, 1/15/2032 (a) 857,000 909,327
9.75%, 1/15/2034 (a) 747,000 762,791
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services
CVS Health Corp.
(U.S. Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (d) $ 1,413,000 $ 1,456,344
DaVita, Inc.
6.75%, 7/15/2033 (a) 1,125,000 1,150,525
Global Medical Response, Inc.
7.38%, 10/1/2032 (a) 393,000 406,460
LifePoint Health, Inc.
7.00%, 5/1/2034 (a) 535,000 503,010
National Mentor Holdings, Inc.
10.50%, 12/15/2030 (a) 630,000 670,716
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 673,010
Star Parent, Inc.
9.00%, 10/1/2030 (a) 349,000 366,300
Surgery Center Holdings, Inc.
7.25%, 4/15/2032 (a)(b) 612,000 615,426
Tenet Healthcare Corp.
6.13%, 10/1/2028 793,000 793,664
6.13%, 6/15/2030 1,226,000 1,234,538
U.S. Acute Care Solutions, LLC
9.75%, 5/15/2029 (a) 484,000 475,058
10,607,659
Health Care REITs — 0 .3%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) 673,000 682,312
Health Care Technology — 0 .7%
IQVIA, Inc.
6.25%, 6/1/2032 (a) 1,437,000 1,462,678
Hotel & Resort REITs — 0 .4%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 388,987
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 446,000 467,065
856,052
Hotels, Restaurants & Leisure — 5 .6%
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 683,000 687,098
6.50%, 2/15/2032 (a) 1,083,000 1,047,005
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 705,000 705,282
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 695,000 677,081
6.75%, 1/15/2030 (a)(b) 492,000 481,567
Gaia Purchaser, Inc.
7.63%, 7/15/2033 (a) 554,000 565,678

AUGUST 31, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure
Hilton Domestic Operating Co., Inc.
5.50%, 3/31/2034 (a) $ 1,012,000 $ 996,019
Light & Wonder International, Inc.
6.25%, 10/1/2033 (a) 418,000 416,470
NCL Corp. Ltd.
5.88%, 1/15/2031 (a) 200,000 191,829
6.75%, 2/1/2032 (a) 1,280,000 1,244,796
Sabre Financial Borrower LLC
11.13%, 6/15/2029 (a) 1,129,000 1,200,524
Six Flags Entertainment Corp.
8.63%, 1/15/2032 (a)(b) 491,000 497,786
TKC Holdings, Inc.
8.50%, 8/15/2030 (a) 513,000 534,609
Viking Cruises Ltd.
5.88%, 10/15/2033 (a) 544,000 538,415
Voyager Parent LLC
9.25%, 7/1/2032 (a) 652,000 698,105
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 526,000 552,295
Yum! Brands, Inc.
5.38%, 4/1/2032 500,000 494,040
11,528,599
Household Durables — 0 .8%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 585,000 610,019
Whirlpool Corp.
7.50%, 7/1/2031 (a) 570,000 570,629
7.88%, 7/1/2034 (a) 493,000 482,167
1,662,815
Independent Power and Renewable Electricity Producers — 1 .0%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a) 1,039,000 1,036,521
6.38%, 5/1/2033 (a) 922,000 910,992
1,947,513
Insurance — 5 .6%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 449,292
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 347,000 349,895
7.00%, 1/15/2031 (a) 799,000 811,685
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 936,000 954,717
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 625,000 626,598
Asurion LLC
8.00%, 12/31/2032 (a) 2,308,000 2,295,991
8.38%, 2/1/2034 (a) 703,000 634,477
CRC Insurance Group LLC
7.13%, 6/1/2031 (a) 1,503,000 1,503,371
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 727,000 719,084
8.13%, 2/15/2032 (a) 467,000 439,516
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance
HUB International Ltd.
7.25%, 6/15/2030 (a) $ 616,000 $ 634,220
7.38%, 1/31/2032 (a) 1,534,000 1,574,599
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 495,000 489,707
11,483,152
Interactive Media & Services — 0 .4%
Snap, Inc.
6.88%, 3/1/2033 (a) 785,000 771,178
IT Services — 1 .1%
CoreWeave, Inc.
9.25%, 6/1/2030 (a)(b) 1,705,000 1,581,776
9.75%, 10/1/2031 (a) 649,000 580,176
2,161,952
Machinery — 0 .2%
Esab Corp.
5.63%, 4/1/2031 (a) 456,000 451,875
Media — 9 .4%
AMC Global Media, Inc.
10.50%, 7/15/2032 (a) 1,010,000 1,066,384
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a) 1,391,000 1,434,217
CSC Holdings LLC
11.25%, 5/15/2028 (a) 178,000 98,856
11.75%, 1/31/2029 (a)(b) 1,386,000 762,224
Directv Financing LLC
8.88%, 2/1/2030 (a) 371,000 379,670
10.00%, 2/15/2031 (a) 1,350,000 1,428,690
EchoStar Corp.
10.75%, 11/30/2029 1,804,000 1,949,804
Gray Media, Inc.
5.38%, 11/15/2031 (a) 1,505,000 1,171,718
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,541,000 1,577,662
9.50%, 2/15/2033 (a) 500,000 513,410
Nexstar Media, Inc.
7.25%, 4/15/2034 (a) 930,000 941,887
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 967,000 1,003,678
Sirius XM Radio LLC
3.88%, 9/1/2031 (a) 1,242,000 1,131,866
5.88%, 4/15/2032 (a) 181,000 178,619
Stagwell Global LLC
5.63%, 8/15/2029 (a) 442,000 430,537
Univision Communications, Inc.
9.38%, 8/1/2032 (a) 66,000 67,343
8.88%, 4/15/2033 (a) 1,950,000 1,927,092
Versant Media Group, Inc.
7.25%, 1/30/2031 (a) 1,559,000 1,616,903

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
VZ Secured Financing BV
5.00%, 1/15/2032 (a) $ 1,497,000 $ 1,262,886
7.50%, 1/15/2033 (a) 325,000 293,256
19,236,702
Metals & Mining — 1 .9%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 1,038,000 1,047,055
7.63%, 1/15/2034 (a) 177,000 180,579
Commercial Metals Co.
6.00%, 12/15/2035 (a) 1,123,000 1,108,910
First Quantum Minerals Ltd.
8.63%, 6/1/2031 (a) 431,000 449,048
6.38%, 2/15/2036 (a) 1,085,000 1,057,885
3,843,477
Oil, Gas & Consumable Fuels — 4 .8%
Aethon United BR LP
7.50%, 10/1/2029 (a) 514,000 533,014
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 462,337
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 449,000 461,670
7.88%, 4/15/2032 (a) 650,000 671,635
Harvest Midstream I LP
6.75%, 5/15/2034 (a) 433,000 439,384
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 467,000 469,398
Kinetik Holdings LP
6.63%, 12/15/2028 (a) 452,000 460,068
5.88%, 6/15/2030 (a) 706,000 709,567
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 616,000 645,783
SM Energy Co.
8.75%, 7/1/2031 (a) 312,000 326,418
6.63%, 4/15/2034 (a) 791,000 796,020
Sunoco LP
5.63%, 3/15/2031 (a) 109,000 108,266
6.25%, 7/1/2033 (a) 952,000 958,576
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,108,000 1,191,753
8.38%, 6/1/2031 (a) 1,532,000 1,593,131
9,827,020
Passenger Airlines — 1 .1%
JetBlue Airways Corp.
9.88%, 9/20/2031 (a)(b) 1,007,000 860,904
United Airlines Holdings, Inc.
4.88%, 3/1/2029 183,000 180,240
5.38%, 3/1/2031 801,000 793,278
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(b) 452,000 436,677
2,271,099
Investments
Principal
Amount Value
Corporate Bonds (continued)
Personal Care Products — 0 .2%
Opal Bidco SAS
6.50%, 3/31/2032 (a) $ 466,000 $ 470,776
Pharmaceuticals — 1 .9%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) 3,032,000 3,152,092
Endo Finance Holdings LP
8.50%, 4/15/2031 (a) 600,000 632,485
3,784,577
Professional Services — 0 .9%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 489,000 503,813
CACI International, Inc.
6.38%, 6/15/2033 (a) 565,000 572,529
CoreLogic, Inc.
9.00%, 8/1/2031 (a) 761,000 756,210
1,832,552
Real Estate Management & Development — 0 .5%
Kennedy-Wilson, Inc.
7.00%, 6/1/2031 (a) 415,000 424,670
7.25%, 6/1/2033 (a) 549,000 559,087
983,757
Semiconductors & Semiconductor Equipment — 0 .3%
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a) 628,000 623,864
Software — 5 .5%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 1,161,000 1,134,725
Cloud Software Group LLC
6.50%, 3/31/2029 (a) 2,464,000 2,453,295
9.00%, 9/30/2029 (a) 1,560,000 1,563,498
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 800,000 787,201
6.25%, 9/15/2034 (a) 407,000 398,344
McAfee Corp.
7.38%, 2/15/2030 (a)(b) 1,054,000 953,795
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a) 1,159,000 1,205,367
8.75%, 7/1/2034 (a) 1,328,000 1,409,451
UKG, Inc.
6.88%, 2/1/2031 (a) 1,403,000 1,383,463
11,289,139
Specialized REITs — 1 .3%
Iron Mountain, Inc.
REIT, 6.25%, 1/15/2033
(a) 683,000 688,373
REIT, 6.25%, 1/15/2035
(a) 800,000 789,985

AUGUST 31, 2026 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Specialized REITs
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030 (a) $ 1,073,000 $ 1,087,881
2,566,239
Specialty Retail — 1 .9%
Michaels Cos., Inc. (The)
8.50%, 3/15/2033 (a) 1,311,000 1,297,863
PetSmart LLC
7.50%, 9/15/2032 (a) 1,354,000 1,367,153
Staples, Inc.
10.75%, 9/1/2029 (a) 1,322,000 1,270,050
3,935,066
Trading Companies & Distributors — 2 .9%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 620,000 632,787
7.13%, 7/1/2034 (a) 600,000 590,494
Herc Holdings, Inc.
7.00%, 6/15/2030 (a) 1,279,000 1,323,104
7.25%, 6/15/2033 (a) 96,000 99,221
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 929,000 950,201
6.88%, 7/15/2034 (a) 752,000 760,907
United Rentals North America, Inc.
5.38%, 11/15/2033 (a) 470,000 457,424
6.13%, 3/15/2034 (a) 991,000 1,005,655
5,819,793
Transportation Infrastructure — 0 .5%
Carrix, Inc.
6.13%, 8/1/2033 (a) 1,024,000 1,023,047
Wireless Telecommunication Services — 1 .0%
Connect Finco SARL
9.00%, 9/15/2029 (a) 1,148,000 1,200,484
Rogers Communications, Inc.
Series NC5, (U.S. Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (d) 185,000 186,418
(U.S. Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (d) 736,000 740,592
2,127,494
Total Corporate Bonds
(Cost $196,272,806) 194,587,176
Shares
Securities Lending Reinvestments (e) — 3 .9%
Investment Companies — 3 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $7,928,653) 7,928,653 7,928,653
Investments
Principal
Amount Value
Short-Term Investments — 2 .8%
Repurchase Agreements (g) — 2 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,639,441
(Cost $5,638,879) $ 5,638,879
$ 5,638,879
Total Investments — 101.9%
(Cost $209,840,338) 208,154,708
Liabilities in excess of other assets — (1.9%) (3,810,759)
Net Assets — 100.0% $ 204,343,949
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
August 31, 2026 was $181,455,184 which represents 88.80% of
net assets.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $7,424,213, collateralized in the form of cash with a value of $7,928,653 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $24,753 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
September 15, 2026 – February 15, 2056. The total value of
collateral is $7,953,406.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $7,928,653.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. 10 Year Treasury Note 252 12/21/2026 U.S. Dollar $ 27,129,375 $ 239,731
U.S. 2 Year Treasury Note 302 12/31/2026 U.S. Dollar 61,980,781 171,163
U.S. 5 Year Treasury Note 974 12/31/2026 U.S. Dollar 102,954,844 640,705
$ 1,051,599

AUGUST 31, 2026 (Unaudited) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Shares Value
Exchange Traded Funds (a) — 86 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $15,507,550) 155,000 $ 15,520,150
Principal
Amount
Short-Term Investments — 9 .6%
Repurchase Agreements (d) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,721,940
(Cost $1,721,770) $ 1,721,770
1,721,770
Total Investments — 96.0%
(Cost $17,229,320) 17,241,920
Other assets less liabilities — 4.0% 712,519
Net Assets — 100.0% $ 17,954,439
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $359,331.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 14,021,000 1,501,950 – – (2,800) 15,520,150 155,000 128,965

INFLATION EXPECTATIONS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,016,338 11/4/2026 Citibank NA 3.37%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
(201,952)
4,486,912 11/4/2026 Citibank NA 3.28%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
225,555
7,503,250 23,603
14,952,986 12/7/2026 Societe Generale 3.72%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
(653,419)
19,806,733 12/7/2026 Societe Generale 3.17%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
648,503
34,759,719 (4,916)
42,262,969 18,687
Total Unrealized
Appreciation
874,058
Total Unrealized
Depreciation
(855,371)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_August.pdf.

AUGUST 31, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 93 .7%
Aerospace & Defense — 2 .8%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 2,258,000 $ 2,109,985
General Electric Co.
6.75%, 3/15/2032 1,335,000 1,447,667
Lockheed Martin Corp.
4.07%, 12/15/2042 1,629,000 1,332,504
RTX Corp.
4.50%, 6/1/2042 5,365,000 4,637,730
9,527,886
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,981,000 2,091,517
Automobiles — 1 .6%
Ford Motor Co.
4.75%, 1/15/2043 2,523,000 1,947,415
General Motors Co.
6.25%, 10/2/2043 1,953,000 1,905,598
5.20%, 4/1/2045 2,042,000 1,751,173
5,604,186
Banks — 26 .2%
Banco Bilbao Vizcaya Argentaria SA
5.13%, 3/3/2036 1,110,000 1,058,893
Banco Santander SA
6.92%, 8/8/2033 2,616,000 2,775,810
6.94%, 11/7/2033 1,496,000 1,637,496
6.35%, 3/14/2034 1,820,000 1,876,236
6.03%, 1/17/2035 100,000 102,651
5.13%, 11/6/2035 1,596,000 1,526,906
5.44%, 4/15/2036 (a) 1,962,000 1,916,236
Bank of America Corp.
6.11%, 1/29/2037 1,050,000 1,075,845
7.75%, 5/14/2038 2,736,000 3,162,312
5.88%, 2/7/2042 3,767,000 3,783,668
5.00%, 1/21/2044 405,000 364,299
Bank of America NA
6.00%, 10/15/2036 1,229,000 1,259,760
Barclays plc
5.25%, 8/17/2045 2,312,000 2,091,517
4.95%, 1/10/2047 1,613,000 1,375,768
Citigroup, Inc.
6.63%, 6/15/2032 2,432,000 2,588,585
8.13%, 7/15/2039 1,349,000 1,635,301
6.68%, 9/13/2043 2,659,000 2,818,580
4.65%, 7/30/2045 176,000 148,517
4.75%, 5/18/2046 1,588,000 1,305,046
Cooperatieve Rabobank UA
5.25%, 5/24/2041 2,650,000 2,533,935
5.75%, 12/1/2043 1,827,000 1,755,840
5.25%, 8/4/2045 676,000 603,086
Fifth Third Bancorp
8.25%, 3/1/2038 1,239,000 1,467,859
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
6.50%, 5/2/2036 $ 1,000,000 $ 1,060,473
6.50%, 9/15/2037 3,356,000 3,522,419
5.25%, 3/14/2044 1,290,000 1,174,947
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,804,000 2,992,873
5.50%, 10/15/2040 3,460,000 3,395,045
5.60%, 7/15/2041 200,000 196,553
5.63%, 8/16/2043 457,000 444,132
4.95%, 6/1/2045 2,985,000 2,624,425
Lloyds Banking Group plc
4.34%, 1/9/2048 1,946,000 1,530,229
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 2,006,000 1,651,463
Royal Bank of Canada
3.88%, 5/4/2032 1,748,000 1,641,205
5.00%, 2/1/2033 949,000 939,620
5.15%, 2/1/2034 2,143,000 2,143,209
Sumitomo Mitsui Financial Group, Inc.
5.77%, 1/13/2033 1,521,000 1,553,387
5.56%, 7/9/2034 2,641,000 2,651,882
5.63%, 1/15/2035 864,000 869,337
6.18%, 7/13/2043 1,444,000 1,471,628
5.84%, 7/9/2044 1,523,000 1,472,308
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,646,000 2,398,748
4.46%, 6/8/2032 1,937,000 1,871,999
4.87%, 4/22/2033 450,000 438,170
4.93%, 10/15/2035 3,406,000 3,260,985
Wells Fargo & Co.
5.38%, 11/2/2043 1,016,000 922,690
5.61%, 1/15/2044 2,355,000 2,195,258
4.65%, 11/4/2044 2,214,000 1,809,200
3.90%, 5/1/2045 300,000 228,294
4.90%, 11/17/2045 2,404,000 2,016,949
4.40%, 6/14/2046 622,000 485,815
4.75%, 12/7/2046 891,000 727,729
Wells Fargo Bank NA
6.60%, 1/15/2038 1,222,000 1,302,407
Westpac Banking Corp.
4.42%, 7/24/2039 1,045,000 909,877
2.96%, 11/16/2040 1,567,000 1,118,725
3.13%, 11/18/2041 1,498,000 1,065,448
90,951,575
Beverages — 2 .4%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,878,000 1,713,928
Coca-Cola Co. (The)
2.50%, 6/1/2040 1,186,000 843,571
2.60%, 6/1/2050 952,000 558,924
3.00%, 3/5/2051 2,136,000 1,348,896
2.50%, 3/15/2051 4,133,000 2,338,856
2.75%, 6/1/2060 625,000 340,743

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 1,312,000 $ 1,154,520
8,299,438
Biotechnology — 0 .7%
AbbVie, Inc.
4.40%, 11/6/2042 3,004,000 2,551,097
Capital Markets — 6 .6%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 951,000 998,681
6.75%, 10/1/2037 3,575,000 3,769,757
6.25%, 2/1/2041 3,320,000 3,411,305
5.15%, 5/22/2045 2,053,000 1,796,297
Morgan Stanley
6.38%, 7/24/2042 948,000 993,134
4.30%, 1/27/2045 2,476,000 2,001,467
4.38%, 1/22/2047 6,861,000 5,509,922
Nomura Holdings, Inc.
5.78%, 7/3/2034 1,615,000 1,633,346
5.55%, 7/14/2036 897,000 875,985
UBS Group AG
4.88%, 5/15/2045 2,320,000 2,012,433
23,002,327
Communications Equipment — 1 .7%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,532,000 3,621,927
5.50%, 1/15/2040 2,334,000 2,295,711
5,917,638
Consumer Finance — 1 .2%
American Express Co.
4.05%, 12/3/2042 1,641,000 1,339,845
John Deere Capital Corp.
Series I, 5.15%, 9/8/2033 1,551,000 1,557,474
5.10%, 4/11/2034 1,237,000 1,231,694
4,129,013
Consumer Staples Distribution & Retail — 1 .4%
Target Corp.
4.00%, 7/1/2042 2,322,000 1,884,932
Walmart, Inc.
5.25%, 9/1/2035 1,409,000 1,418,580
6.50%, 8/15/2037 1,459,000 1,612,346
4,915,858
Diversified Telecommunication Services — 6 .3%
Comcast Corp.
4.25%, 1/15/2033 2,191,000 2,053,843
Sprint Capital Corp.
8.75%, 3/15/2032 2,743,000 3,178,852
Telefonica Emisiones SA
7.05%, 6/20/2036 2,963,000 3,189,433
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Telefonica Emisiones SA
5.21%, 3/8/2047 $ 3,522,000 $ 3,002,206
4.90%, 3/6/2048 867,000 704,611
Verizon Communications, Inc.
4.50%, 8/10/2033 1,000,000 948,329
4.27%, 1/15/2036 2,171,000 1,939,660
5.25%, 3/16/2037 1,239,000 1,185,822
4.81%, 3/15/2039 1,150,000 1,031,208
4.86%, 8/21/2046 3,576,000 2,973,737
4.52%, 9/15/2048 2,034,000 1,588,771
21,796,472
Electric Utilities — 1 .7%
Cumberland Combined Cycle Generation LLC
5.82%, 5/15/2056 2,227,000 2,192,332
Duke Energy Florida LLC
6.40%, 6/15/2038 2,258,000 2,391,219
Georgia Power Co.
4.30%, 3/15/2042 1,693,000 1,420,344
6,003,895
Electrical Equipment — 0 .3%
Eaton Corp.
4.15%, 11/2/2042 1,083,000 896,735
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,549,000 1,444,266
Entertainment — 1 .1%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 1,270,000 1,018,413
Walt Disney Co. (The)
4.63%, 3/14/2036 1,149,000 1,090,223
6.65%, 11/15/2037 1,655,000 1,811,122
3,919,758
Financial Services — 0 .4%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 1,600,000 1,386,639
Food Products — 1 .0%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 2,564,000 2,243,247
Unilever Capital Corp.
5.90%, 11/15/2032 1,239,000 1,298,332
3,541,579
Health Care Equipment & Supplies — 1 .1%
Medtronic, Inc.
4.38%, 3/15/2035 1,911,000 1,796,109

AUGUST 31, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Equipment & Supplies
Medtronic, Inc.
4.63%, 3/15/2045 $ 2,218,000 $ 1,918,433
3,714,542
Health Care Providers & Services — 2 .1%
Ascension Health
3.95%, 11/15/2046 1,822,000 1,407,154
Elevance Health, Inc.
4.65%, 1/15/2043 1,386,000 1,182,158
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 816,566
6.88%, 2/15/2038 2,354,000 2,593,604
4.75%, 7/15/2045 1,630,000 1,392,120
7,391,602
Insurance — 1 .1%
MetLife, Inc.
5.70%, 6/15/2035 1,506,000 1,531,252
4.88%, 11/13/2043 1,708,000 1,510,499
4.05%, 3/1/2045 840,000 657,468
3,699,219
IT Services — 1 .8%
International Business Machines Corp.
4.15%, 5/15/2039 2,710,000 2,265,213
4.00%, 6/20/2042 927,000 720,208
4.25%, 5/15/2049 4,475,000 3,267,937
6,253,358
Machinery — 0 .4%
Caterpillar, Inc.
3.80%, 8/15/2042 1,680,000 1,348,962
Media — 2 .8%
Paramount Global
6.88%, 4/30/2036 1,170,000 1,088,716
4.38%, 3/15/2043 2,117,000 1,339,116
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 2,324,000 2,535,914
Time Warner Cable LLC
6.55%, 5/1/2037 1,001,000 963,407
7.30%, 7/1/2038 396,000 397,452
6.75%, 6/15/2039 3,591,000 3,414,850
9,739,455
Metals & Mining — 2 .9%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 2,362,000 1,965,181
5.00%, 9/30/2043 2,195,000 1,998,316
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,258,000 1,195,458
Southern Copper Corp.
6.75%, 4/16/2040 1,853,000 1,994,067
5.25%, 11/8/2042 305,000 280,755
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
Southern Copper Corp.
5.88%, 4/23/2045 $ 2,834,000 $ 2,778,568
10,212,345
Multi-Utilities — 0 .6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,862,000 1,935,810
Oil, Gas & Consumable Fuels — 7 .9%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,294,000 1,339,594
ConocoPhillips
6.50%, 2/1/2039 1,954,000 2,115,713
Hess Corp.
5.60%, 2/15/2041 2,283,000 2,250,988
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,480,714
Occidental Petroleum Corp.
6.45%, 9/15/2036 2,108,000 2,223,748
Phillips 66
5.88%, 5/1/2042 1,727,000 1,713,430
Shell Finance US, Inc.
4.13%, 5/11/2035 2,926,000 2,707,232
6.38%, 12/15/2038 500,000 532,654
4.38%, 5/11/2045 4,246,000 3,483,555
4.00%, 5/10/2046 3,886,000 3,007,111
3.75%, 9/12/2046 524,000 389,709
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,187,012
7.63%, 1/15/2039 640,000 729,193
Valero Energy Corp.
6.63%, 6/15/2037 1,629,000 1,754,967
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,512,000 1,552,568
27,468,188
Pharmaceuticals — 7 .0%
AstraZeneca plc
6.45%, 9/15/2037 2,758,000 2,974,196
4.00%, 9/18/2042 3,409,000 2,779,776
4.38%, 11/16/2045 836,000 694,020
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 3,570,000 3,803,486
Johnson & Johnson
5.95%, 8/15/2037 1,232,000 1,313,877
Merck & Co., Inc.
4.15%, 5/18/2043 1,659,000 1,361,157
Novartis Capital Corp.
4.40%, 5/6/2044 2,321,000 1,960,688
Pfizer, Inc.
4.00%, 12/15/2036 3,497,000 3,130,339
7.20%, 3/15/2039 2,916,000 3,310,408
4.40%, 5/15/2044 294,000 247,171

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Pharmaceuticals
Wyeth LLC
5.95%, 4/1/2037 $ 2,701,000 $ 2,784,635
24,359,753
Software — 1 .7%
Oracle Corp.
6.50%, 4/15/2038 3,839,000 3,710,697
6.13%, 7/8/2039 654,000 596,839
5.38%, 7/15/2040 1,720,000 1,430,153
5,737,689
Specialty Retail — 1 .1%
Home Depot, Inc. (The)
5.88%, 12/16/2036 3,691,000 3,818,450
Technology Hardware, Storage & Peripherals — 2 .5%
Apple, Inc.
3.85%, 5/4/2043 350,000 278,835
4.45%, 5/6/2044 1,571,000 1,342,051
3.45%, 2/9/2045 5,707,000 4,166,636
4.38%, 5/13/2045 1,618,000 1,348,152
HP, Inc.
6.00%, 9/15/2041 1,579,000 1,547,945
8,683,619
Tobacco — 1 .9%
Altria Group, Inc.
5.38%, 1/31/2044 3,312,000 2,973,608
Philip Morris International, Inc.
6.38%, 5/16/2038 2,218,000 2,351,439
4.25%, 11/10/2044 1,374,000 1,112,162
6,437,209
Wireless Telecommunication Services — 2 .4%
America Movil SAB de CV
6.13%, 3/30/2040 2,270,000 2,299,139
4.38%, 7/16/2042 2,140,000 1,781,285
Vodafone Group plc
6.15%, 2/27/2037 2,319,000 2,390,146
5.25%, 5/30/2048 557,000 484,477
4.88%, 6/19/2049 1,767,000 1,444,554
8,399,601
Total Corporate Bonds
(Cost $334,421,274) 325,179,681
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,354,929) 1,332,426 1,355,357
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $2,000,220) 2,000,220 $ 2,000,220
Principal
Amount
Short-Term Investments — 1 .5%
Repurchase Agreements (d) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,198,636
(Cost $5,198,116) $ 5,198,116
5,198,116
Total Investments — 96.2%
(Cost $342,974,539) 333,733,374
Other assets less liabilities — 3.8% 13,166,284
Net Assets — 100.0% $ 346,899,658
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $1,915,258, collateralized in the form of cash with a value of $2,000,220 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $2,000,220.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. 10 Year Treasury Note 1,448 12/21/2026 U.S. Dollar $ 155,886,250 $ 1,371,379
U.S. Treasury Long Bond 1,302 12/21/2026 U.S. Dollar 141,429,750 1,451,805
U.S. Treasury Ultra Bond 174 12/21/2026 U.S. Dollar 19,145,438 207,159
$ 3,030,343

K-1 FREE CRUDE OIL ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Shares Value
Exchange Traded Funds — 69 .5%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $165,129,500) 1,650,000 $ 165,214,500
Principal
Amount
Short-Term Investments — 8 .5%
Repurchase Agreements (c) — 8 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $20,233,659
(Cost $20,231,640) $ 20,231,640
20,231,640
Total Investments — 78.0%
(Cost $185,361,140) 185,446,140
Other assets less liabilities — 22.0% 52,347,040
Net Assets — 100.0% $ 237,793,180
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 145,217,500 70,091,000 (50,023,969) (41,031) (29,000) 165,214,500 1,650,000 1,478,758
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
WTI Crude Oil 908 10/20/2026 U.S. Dollar $ 76,326,480 $ 10,002,375
WTI Crude Oil 978 11/20/2026 U.S. Dollar 80,264,460 16,612,760
WTI Crude Oil 1,011 5/20/2027 U.S. Dollar 74,814,000 9,126,853
$ 35,741,988

AUGUST 31, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) — 91 .2%
Aerospace & Defense — 2.6%
Boeing Co. (The)* 10,524 $ 2,186,677
General Dynamics Corp. 5,054 1,876,803
General Electric Co. 1,886 633,149
Howmet Aerospace, Inc. 7,340 1,797,933
Huntington Ingalls Industries,
Inc. 4,766 1,387,859
Lockheed Martin Corp. 1,271 713,323
Northrop Grumman Corp. 3,214 1,734,596
RTX Corp. 9,144 1,899,483
Textron, Inc. 17,580 1,416,245
13,646,068
Air Freight & Logistics — 0.4%
FedEx Corp. 5,721 1,873,055
United Parcel Service, Inc.,
Class
a
B 2,381 248,172
2,121,227
Automobile Components — 0.0%(b)
Aptiv plc* 5,968 267,128
Automobiles — 1.3%
Ford Motor Co. 115,586 1,611,269
General Motors Co. 6,517 562,547
Tesla, Inc.* 12,048 4,433,062
6,606,878
Banks — 2.6%
Bank of America Corp. 13,320 825,041
Citigroup, Inc. 19,080 2,511,309
Citizens Financial Group, Inc. 13,570 934,566
Huntington Bancshares, Inc. 54,147 903,443
JPMorgan Chase & Co. 10,912 3,884,890
KeyCorp 66,157 1,429,653
M&T Bank Corp. 6,480 1,515,931
Truist Financial Corp. 33,524 1,662,120
Wells Fargo & Co. 2,139 184,788
13,851,741
Beverages — 1.3%
Brown-Forman Corp., Class
a
B 30,727 816,416
Coca-Cola Co. (The) 9,544 846,267
Keurig Dr Pepper, Inc. 58,713 1,870,596
Molson Coors Beverage Co.,
Class
a
B 19,062 757,905
PepsiCo, Inc. 17,400 2,441,916
6,733,100
Biotechnology — 1.9%
AbbVie, Inc. 7,277 1,865,968
Amgen, Inc. 2,686 1,154,658
Biogen, Inc.* 6,635 1,437,473
Gilead Sciences, Inc. 17,944 2,625,925
Incyte Corp.* 13,246 1,632,172
Vertex Pharmaceuticals, Inc.* 2,856 1,555,149
10,271,345
Investments
Shares Value
Common Stocks (a) (continued)
Broadline Retail — 2.8%
Amazon.com, Inc.* 56,788 $ 14,751,819
Building Products — 0.6%
A O Smith Corp. 7,524 444,894
Builders FirstSource, Inc.* 3,449 229,014
Johnson Controls International
plc 1,469 203,074
Lennox International, Inc. 589 225,375
Masco Corp. 7,171 517,459
Trane Technologies plc 3,319 1,474,964
3,094,780
Capital Markets — 4.0%
Ameriprise Financial, Inc. 3,152 1,743,403
Bank of New York Mellon Corp.
(The) 4,381 706,568
Cboe Global Markets, Inc. 796 238,959
Charles Schwab Corp. (The) 9,015 990,027
FactSet Research Systems, Inc. 3,529 1,106,518
Franklin Templeton, Inc. 43,224 1,476,100
Goldman Sachs Group, Inc.
(The) 3,095 3,175,161
Interactive Brokers Group, Inc.,
Class
a
A 17,555 1,707,926
Invesco Ltd. 49,913 1,636,148
KKR & Co., Inc. 17,311 1,899,363
Morgan Stanley 12,912 2,754,388
Northern Trust Corp. 8,891 1,649,814
S&P Global, Inc. 847 369,156
T. Rowe Price Group, Inc. 14,305 1,591,860
21,045,391
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 1,864 576,834
Albemarle Corp. 10,412 1,405,308
Linde plc 861 421,528
LyondellBasell Industries NV,
Class
a
A 16,630 1,082,280
Mosaic Co. (The) 38,395 926,087
PPG Industries, Inc. 1,623 182,052
4,594,089
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class
a
A 4,448 982,652
Rollins, Inc. 19,599 706,936
Veralto Corp. 15,484 1,526,258
3,215,846
Communications Equipment — 0.9%
Arista Networks, Inc.* 9,449 1,849,075
Ciena Corp.* 2,091 800,435
Cisco Systems, Inc. 11,402 1,259,807
F5, Inc.* 636 258,934
Lumentum Holdings, Inc.* 405 370,478
4,538,729

LARGE CAP CORE PLUS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction & Engineering — 0.6%
Comfort Systems USA, Inc. 1,080 $ 1,669,270
EMCOR Group, Inc. 2,074 1,523,436
3,192,706
Construction Materials — 0.4%
CRH plc 6,605 622,785
Vulcan Materials Co. 5,298 1,428,235
2,051,020
Consumer Finance — 0.3%
Capital One Financial Corp. 1,453 311,683
Synchrony Financial 16,453 1,268,197
1,579,880
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. 1,984 1,492,385
Costco Wholesale Corp. 1,108 1,045,830
Dollar General Corp. 3,551 450,089
Kroger Co. (The) 23,872 1,373,595
Target Corp. 3,420 550,210
Walmart, Inc. 11,427 1,198,349
6,110,458
Containers & Packaging — 0.6%
Amcor plc 18,760 860,897
Ball Corp. 16,835 1,060,100
International Paper Co. 30,425 1,154,020
3,075,017
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 81,019 2,097,582
Comcast Corp., Class
a
A 70,014 1,863,773
3,961,355
Electric Utilities — 2.0%
American Electric Power Co.,
Inc. 4,086 500,249
Constellation Energy Corp. 3,772 1,036,432
Edison International 23,485 1,267,720
Eversource Energy 20,319 1,425,175
Exelon Corp. 31,540 1,378,929
FirstEnergy Corp. 32,369 1,484,442
NRG Energy, Inc. 8,689 956,833
PG&E Corp. 87,652 1,163,142
Pinnacle West Capital Corp. 13,059 1,275,081
Xcel Energy, Inc. 3,088 233,731
10,721,734
Electrical Equipment — 0.9%
AMETEK, Inc. 2,744 645,306
GE Vernova, Inc. 1,501 1,348,694
Rockwell Automation, Inc. 3,659 1,552,989
Vertiv Holdings Co., Class
a
A 5,284 1,367,077
4,914,066
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 14,375 2,279,156
Investments
Shares Value
Common Stocks (a) (continued)
Corning, Inc. 1,839 $ 273,514
Jabil, Inc. 4,455 1,359,933
Keysight Technologies, Inc.* 708 228,472
TE Connectivity plc 4,946 1,015,167
5,156,242
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 6,156 391,214
Halliburton Co. 29,474 1,086,117
1,477,331
Entertainment — 0.8%
Live Nation Entertainment, Inc.* 7,216 1,298,086
Netflix, Inc.* 30,971 2,510,199
Walt Disney Co. (The) 3,701 398,043
4,206,328
Financial Services — 2.9%
Apollo Global Management, Inc. 13,213 1,804,631
Berkshire Hathaway, Inc.,
Class
a
B* 7,396 3,727,806
Block, Inc., Class
a
A* 8,451 693,151
Fidelity National Information
Services, Inc. 37,757 1,539,353
Global Payments, Inc. 18,664 1,699,357
Jack Henry & Associates, Inc. 10,100 1,695,891
Mastercard, Inc., Class
a
A 2,324 1,369,556
PayPal Holdings, Inc. 8,314 437,857
Visa, Inc., Class
a
A 5,788 2,195,794
15,163,396
Food Products — 1.2%
Archer-Daniels-Midland Co. 3,054 248,260
Bunge Global SA 14,120 1,640,885
General Mills, Inc. 5,625 231,750
Hershey Co. (The) 8,800 1,550,648
Hormel Foods Corp. 62,973 1,375,960
Tyson Foods, Inc., Class
a
A 25,820 1,423,715
6,471,218
Gas Utilities — 0.1%
Atmos Energy Corp. 2,685 446,059
Ground Transportation — 1.3%
JB Hunt Transport Services,
Inc. 6,034 1,601,846
Norfolk Southern Corp. 4,760 1,631,680
Uber Technologies, Inc.* 16,895 1,278,107
Union Pacific Corp. 6,907 2,076,728
6,588,361
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc. 10,311 268,086
Boston Scientific Corp.* 9,384 453,247
Dexcom, Inc.* 3,705 337,377
GE HealthCare Technologies,
Inc. 8,339 593,987
IDEXX Laboratories, Inc.* 2,347 1,306,551
Insulet Corp.* 9,482 1,409,594

AUGUST 31, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Medtronic plc 15,002 $ 1,359,931
ResMed, Inc. 3,017 724,382
Solventum Corp.* 9,624 876,362
STERIS plc 4,771 1,109,926
Zimmer Biomet Holdings, Inc. 10,282 1,028,611
9,468,054
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. 6,280 1,473,414
Centene Corp.* 22,324 1,436,326
Cigna Group (The) 6,926 1,912,130
CVS Health Corp. 23,100 2,169,321
DaVita, Inc.* 5,989 1,054,124
UnitedHealth Group, Inc. 4,681 1,822,828
Universal Health Services, Inc.,
Class
a
B 9,133 1,555,624
11,423,767
Health Care REITs — 0.5%
Healthpeak Properties, Inc.,
REIT 64,412 1,341,058
Ventas, Inc., REIT 15,052 1,372,291
2,713,349
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 64,633 1,417,402
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp. Ltd. 55,410 1,323,745
Darden Restaurants, Inc. 1,003 214,903
Las Vegas Sands Corp. 24,621 1,078,646
Marriott International, Inc.,
Class
a
A 2,275 777,504
McDonald's Corp. 680 179,207
MGM Resorts International* 34,839 1,440,941
Norwegian Cruise Line Holdings
Ltd.* 69,709 1,125,103
Royal Caribbean Cruises Ltd. 4,191 1,126,289
Wynn Resorts Ltd. 8,256 753,608
8,019,946
Household Durables — 0.4%
DR Horton, Inc. 5,159 745,785
PulteGroup, Inc. 10,122 1,278,611
2,024,396
Household Products — 0.7%
Kimberly-Clark Corp. 5,609 605,491
Procter & Gamble Co. (The) 20,264 2,940,712
3,546,203
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 101,543 1,496,744
Industrial Conglomerates — 0.4%
3M Co. 11,065 1,901,299
Investments
Shares Value
Common Stocks (a) (continued)
Industrial REITs — 0.2%
Prologis, Inc., REIT 8,056 $ 1,127,195
Insurance — 2.7%
Allstate Corp. (The) 7,100 1,830,380
American International Group,
Inc. 8,689 663,492
Arch Capital Group Ltd.* 12,734 1,248,823
Assurant, Inc. 5,368 1,513,024
Brown & Brown, Inc. 10,753 776,044
Cincinnati Financial Corp. 9,473 1,609,463
Hartford Insurance Group, Inc.
(The) 9,819 1,348,934
Loews Corp. 1,912 207,051
Marsh & McLennan Cos., Inc. 6,422 1,218,896
MetLife, Inc. 18,430 1,753,983
Progressive Corp. (The) 2,671 582,492
Prudential Financial, Inc. 14,132 1,661,923
14,414,505
Interactive Media & Services — 4.5%
Alphabet, Inc., Class
a
A 28,556 9,690,478
Alphabet, Inc., Class
a
C 22,166 7,434,698
Meta Platforms, Inc., Class
a
A 11,770 6,736,442
23,861,618
IT Services — 0.6%
Accenture plc, Class
a
A 3,579 679,151
Cognizant Technology Solutions
Corp., Class
a
A 8,134 525,294
GoDaddy, Inc., Class
a
A* 17,169 1,680,502
International Business
Machines Corp. 781 182,652
3,067,599
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 11,556 1,774,539
Danaher Corp. 2,694 575,331
IQVIA Holdings, Inc.* 3,201 836,069
Revvity, Inc. 3,697 475,693
Thermo Fisher Scientific, Inc. 561 346,193
West Pharmaceutical Services,
Inc. 4,378 1,493,380
5,501,205
Machinery — 1.9%
Caterpillar, Inc. 4,350 3,468,995
Fortive Corp. 21,844 1,285,301
IDEX Corp. 958 219,037
Illinois Tool Works, Inc. 1,185 326,313
Otis Worldwide Corp. 21,556 1,533,278
Pentair plc 13,736 830,479
Stanley Black & Decker, Inc. 15,204 1,465,209
Xylem, Inc. 9,007 991,761
10,120,373
Media — 0.5%
AppLovin Corp., Class
a
A* 4,735 1,477,604

LARGE CAP CORE PLUS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
EchoStar Corp., Class
a
A* 4,777 $ 412,924
Fox Corp., Class
a
A 4,432 298,495
Omnicom Group, Inc. 5,974 522,904
2,711,927
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 10,591 802,162
Newmont Corp. 17,917 2,258,617
Nucor Corp. 685 171,004
3,231,783
Multi-Utilities — 1.1%
Ameren Corp. 12,922 1,369,861
Consolidated Edison, Inc. 13,088 1,400,678
DTE Energy Co. 11,996 1,627,017
WEC Energy Group, Inc. 13,828 1,468,119
5,865,675
Oil, Gas & Consumable Fuels — 2.8%
APA Corp. 23,601 1,018,383
Chevron Corp. 3,247 669,336
Devon Energy Corp. 38,217 1,853,907
EOG Resources, Inc. 13,383 1,940,000
ExxonMobil Holdings Corp. 15,640 2,517,258
Kinder Morgan, Inc. 45,167 1,456,184
Marathon Petroleum Corp. 4,424 1,651,568
ONEOK, Inc. 17,492 1,679,407
Phillips 66 5,745 1,416,602
Texas Pacific Land Corp. 1,565 585,842
14,788,487
Passenger Airlines — 0.2%
Southwest Airlines Co. 25,267 973,537
Personal Care Products — 0.0%(b)
Kenvue, Inc. 10,148 191,594
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. 10,249 684,736
Eli Lilly & Co. 3,226 3,731,611
Johnson & Johnson 7,992 2,124,673
Merck & Co., Inc. 16,053 2,371,991
Viatris, Inc. 57,686 952,396
9,865,407
Professional Services — 0.6%
Broadridge Financial Solutions,
Inc. 7,584 1,383,170
Leidos Holdings, Inc. 11,285 1,582,270
Paychex, Inc. 1,776 226,156
3,191,596
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 7,923 1,155,253
Residential REITs — 0.5%
Invitation Homes, Inc., REIT 45,760 1,333,447
UDR, Inc., REIT 36,235 1,338,883
2,672,330
Investments
Shares Value
Common Stocks (a) (continued)
Retail REITs — 0.9%
Federal Realty Investment Trust,
REIT 13,210 $ 1,532,756
Kimco Realty Corp., REIT 65,965 1,564,030
Simon Property Group, Inc.,
REIT 8,076 1,714,697
4,811,483
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.* 8,077 3,802,005
Analog Devices, Inc. 2,441 883,984
Applied Materials, Inc. 1,822 835,187
Broadcom, Inc. 23,238 8,605,961
First Solar, Inc.* 2,453 495,261
Intel Corp.* 18,913 1,692,903
KLA Corp. 929 162,993
Lam Research Corp. 5,384 1,623,222
Microchip Technology, Inc. 18,329 1,346,265
Micron Technology, Inc. 8,041 7,709,148
Monolithic Power Systems, Inc. 1,290 1,635,423
NVIDIA Corp. 129,003 28,481,282
QUALCOMM, Inc. 5,878 1,002,081
Skyworks Solutions, Inc. 3,810 255,308
Teradyne, Inc. 4,450 1,556,743
Texas Instruments, Inc. 5,193 1,354,906
61,442,672
Software — 7.6%
Adobe, Inc.* 6,044 1,769,623
Autodesk, Inc.* 7,109 1,837,890
Fair Isaac Corp.* 1,200 1,376,652
Fortinet, Inc.* 1,906 325,793
Gen Digital, Inc. 52,130 1,616,030
Intuit, Inc. 3,193 1,147,245
Microsoft Corp. 38,710 19,637,196
Oracle Corp. 14,092 2,101,399
Palantir Technologies, Inc.,
Class
a
A* 16,937 3,156,718
Palo Alto Networks, Inc.* 665 254,116
PTC, Inc.* 1,259 196,077
Salesforce, Inc. 10,602 2,730,439
ServiceNow, Inc.* 1,461 216,213
Synopsys, Inc.* 2,246 987,319
Trimble, Inc.* 27,015 1,619,279
Tyler Technologies, Inc.* 577 214,771
Workday, Inc., Class
a
A* 3,922 774,399
39,961,159
Specialized REITs — 1.1%
American Tower Corp., REIT 3,488 612,841
Digital Realty Trust, Inc., REIT 7,091 1,316,019
Equinix, Inc., REIT 740 774,573
Iron Mountain, Inc., REIT 4,774 550,681
VICI Properties, Inc., Class
a
A,
REIT 59,345 1,522,199
Weyerhaeuser Co., REIT 53,303 1,245,691
6,022,004

AUGUST 31, 2026 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Specialty Retail — 1.3%
AutoZone, Inc.* 228 $ 682,003
Best Buy Co., Inc. 12,616 1,011,173
Carvana Co., Class
a
A* 7,829 575,118
Home Depot, Inc. (The) 1,380 452,405
Lowe's Cos., Inc. 7,803 1,597,274
Ross Stores, Inc. 1,652 377,548
TJX Cos., Inc. (The) 15,383 2,059,938
6,755,459
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. 77,500 24,555,875
Dell Technologies, Inc., Class
a
C 1,626 741,472
HP, Inc. 38,088 1,143,402
Sandisk Corp.* 1,779 2,787,159
Seagate Technology Holdings
plc 396 328,038
Western Digital Corp. 3,945 1,777,420
31,333,366
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 3,219 280,311
Ralph Lauren Corp., Class
a
A 1,675 581,057
Tapestry, Inc. 1,329 163,985
1,025,353
Tobacco — 0.4%
Altria Group, Inc. 28,322 1,939,491
Philip Morris International, Inc. 1,031 193,106
2,132,597
Trading Companies & Distributors — 0.1%
WW Grainger, Inc. 504 659,983
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 8,961 1,616,923
Total Common Stocks
(Cost $366,190,849)
480,365,555
Investments
Shares Value
Exchange Traded Funds — 4 .7%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)
(Cost $25,010,000) 250,000 $ 25,030,000
Principal
Amount
Short-Term Investments — 1 .8%
Repurchase Agreements (e) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $9,222,184
(Cost $9,221,263) $ 9,221,263
9,221,263
Total Investments — 97.7%
(Cost $400,422,112) 514,616,818
Other assets less liabilities — 2.3% 12,120,458
Net Assets — 100.0% $ 526,737,276
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,000,756.
(b) Represents less than 0.05% of net assets.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 25,030,000 – – – – 25,030,000 250,000 226,739

LARGE CAP CORE PLUS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(63,444,000) 11/15/2027 Goldman Sachs International (3.88)%
UBS 130/30 Large Cap Index
(short portion)
c
(7,083,112)
(47,993,608) 11/15/2027 Societe Generale (3.63)%
UBS 130/30 Large Cap Index
(short portion)
c
(5,957,003)
69,587,696 11/15/2027 Societe Generale 4.68%
UBS 130/30 Large Cap Index
(long portion)
d
7,280,006
21,594,088 1,323,003
(46,839,950) 4/15/2027 UBS AG (4.28)%
UBS 130/30 Large Cap Index
(short portion)
c
(4,373,246)
135,012,116 11/6/2026 UBS AG 4.68%
UBS 130/30 Large Cap Index
(long portion)
d
21,988,381
88,172,166 17,615,135
46,322,254 11,855,026
Total Unrealized
Appreciation
29,268,387
Total Unrealized
Depreciation
(17,413,361)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_August.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments
Shares Value
Common Stocks — 84 .4%
Broadline Retail — 56.4%
Alibaba Group Holding Ltd.,
ADR 3,901 $ 444,792
Amazon.com, Inc.* 4,947 1,285,082
Coupang, Inc.* 12,143 195,017
eBay, Inc. 3,936 407,612
Etsy, Inc.* 2,083 169,410
Global-e Online Ltd.* 2,303 86,017
JD.com, Inc., ADR 4,740 133,858
MercadoLibre, Inc.* 111 214,918
Ozon Holdings plc, ADR*‡ 3,471 —
Pattern Group, Inc., Class
a
A* 7,824 162,192
PDD Holdings, Inc., ADR* 2,886 242,424
Sea Ltd., ADR* 1,521 172,603
3,513,925
Commercial Services & Supplies — 2.6%
Liquidity Services, Inc.* 3,864 161,051
Distributors — 2.4%
GigaCloud Technology, Inc.,
Class
a
A* 3,121 151,462
Specialty Retail — 20.4%
Carvana Co., Class
a
A* 3,609 265,117
Chewy, Inc., Class
a
A* 7,525 179,095
RealReal, Inc. (The)* 14,800 151,552
Revolve Group, Inc., Class
a
A* 6,944 154,296
ThredUp, Inc., Class
a
A* 58,340 156,934
Wayfair, Inc., Class
a
A* 1,726 171,340
Williams-Sonoma, Inc. 835 190,589
1,268,923
Textiles, Apparel & Luxury Goods — 2.6%
Figs, Inc., Class
a
A* 10,737 164,706
Total Common Stocks
(Cost $4,556,556)
5,260,067
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (a) — 6 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $420,063
(Cost $420,021) $ 420,021
420,021
Total Investments — 91.1%
(Cost $4,976,577) 5,680,088
Other assets less liabilities — 8.9% 555,296
Net Assets — 100.0% $ 6,235,384
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

LONG ONLINE/SHORT STORES ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,489,048) 4/15/2027 BNP Paribas (4.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (191,802)
424,070 4/15/2027 BNP Paribas 4.73% ProShares Online Retail Index 17,500
(2,064,978) (174,302)
(149,055) 11/6/2026 Goldman Sachs International (3.38)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 1,657
18,743 11/6/2026 Goldman Sachs International 4.38% ProShares Online Retail Index 2,822
(130,312) 4,479
(475,900) 3/8/2027 Societe Generale (3.38)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (214,487)
459,214 11/6/2026 Societe Generale 3.38% ProShares Online Retail Index 278,424
(16,686) 63,937
74,974 11/15/2027 UBS AG 4.68% ProShares Online Retail Index (7,108)
(2,137,002) (112,994)
Total Unrealized
Appreciation
300,403
Total Unrealized
Depreciation
(413,397)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Common Stocks — 91 .3%
Automobile Components — 2.2%
LCI Industries 3,449 $ 347,073
Banks — 2.1%
TriCo Bancshares 6,084 324,764
Biotechnology — 2.4%
Apogee Therapeutics, Inc.* 2,746 370,929
Verve Therapeutics, Inc.*‡ 26,450 16,664
387,593
Capital Markets — 7.0%
Allfunds Group plc 36,840 379,347
DigitalBridge Group, Inc. 23,297 370,655
MarketAxess Holdings, Inc. 2,253 366,405
1,116,407
Chemicals — 2.1%
Element Solutions, Inc. 9,464 336,351
Commercial Services & Supplies — 2.3%
Mitie Group plc 130,278 368,235
Diversified Telecommunication Services — 4.3%
IHS Holding Ltd.* 44,087 370,772
Iridium Communications, Inc. 6,676 313,638
684,410
Electrical Equipment — 2.3%
Atkore, Inc. 3,923 367,546
Entertainment — 2.6%
Roku, Inc., Class
a
A* 2,588 406,135
Financial Services — 2.3%
Payoneer Global, Inc.* 51,871 368,803
Food Products — 2.3%
Utz Brands, Inc. 26,017 369,441
Health Care Equipment & Supplies — 4.6%
Integer Holdings Corp.* 2,949 369,362
Lantheus Holdings, Inc.* 3,633 366,788
736,150
Hotels, Restaurants & Leisure — 4.5%
Caesars Entertainment, Inc.* 12,521 371,874
Delivery Hero SE(a)(b) 8,203 349,970
721,844
Household Durables — 2.3%
Beazer Homes USA, Inc.* 11,029 365,942
Industrial REITs — 2.3%
LXP Industrial Trust, REIT 6,009 364,806
Investments
Shares Value
Common Stocks (continued)
Insurance — 4.7%
Safety Insurance Group, Inc. 3,541 $ 367,343
Steadfast Group Ltd. 90,800 379,993
747,336
Life Sciences Tools & Services — 8.0%
BioLife Solutions, Inc.* 11,736 435,053
Bio-Techne Corp. 5,151 372,469
Personalis, Inc.(a) 27,409 459,923
1,267,445
Machinery — 2.3%
Rotork plc 55,837 366,947
Media — 2.3%
DoubleVerify Holdings, Inc.* 27,801 372,533
Oil, Gas & Consumable Fuels — 4.9%
BLUENORD ASA* 6,908 407,364
DCC Energy plc 4,345 375,032
782,396
Passenger Airlines — 2.3%
easyJet plc 40,174 366,897
Personal Care Products — 2.6%
Kenvue, Inc. 21,813 411,830
Pharmaceuticals — 9.3%
AtaiBeckley, Inc.* 51,088 374,986
Crinetics Pharmaceuticals, Inc.* 4,370 371,232
Organon & Co. 27,618 380,024
Supernus Pharmaceuticals,
Inc.* 7,978 352,707
1,478,949
Professional Services — 2.3%
CBIZ, Inc.* 6,652 362,468
Semiconductors & Semiconductor Equipment — 2.4%
Silicon Laboratories, Inc.* 1,751 383,557
Software — 2.3%
Weave Communications, Inc.* 50,300 367,693
Specialty Retail — 2.3%
MarineMax, Inc.* 7,034 367,034
Total Common Stocks
(Cost $14,273,120)
14,540,585
Securities Lending Reinvestments (c) — 5 .3%
Investment Companies — 5 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $850,826) 850,826 850,826

MERGER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Principal
Amount Value
Short-Term Investments — 3 .5%
Repurchase Agreements (e) — 3 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $559,254
(Cost $559,199) $ 559,199
$ 559,199
Total Investments — 100.1%
(Cost $15,683,145) 15,950,610
Liabilities in excess of other assets — (0.1%) (23,556)
Net Assets — 100.0% $ 15,927,054
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $809,877, collateralized in the form of cash with a value of $850,826 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $850,826.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of August 31, 2026:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/20/26 975,000 $ (699,147) $ 705,069 $ 5,922
U.S. Dollar vs. Euro Goldman Sachs International 10/20/26 336,000 (383,736) 391,018 7,282
U.S. Dollar vs. British Pound Goldman Sachs International 10/20/26 843,000 (1,131,314) 1,142,357 11,043
U.S. Dollar vs. Norwegian Krone Goldman Sachs International 10/20/26 243,000 (25,365) 25,990 625
U.S. Dollar vs. Euro Goldman Sachs International 10/20/26 (8,000) 9,357 (9,310) 47
U.S. Dollar vs. British Pound Goldman Sachs International 10/20/26 (3,000) 4,090 (4,066) 24
U.S. Dollar vs. Norwegian Krone Goldman Sachs International 10/20/26 (187,000) 20,090 (20,000) 90
Total Unrealized Appreciation $ 25,033
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/20/26 757,000 $ (551,104) $ 547,423 $ (3,681)
U.S. Dollar vs. Norwegian Krone Goldman Sachs International 10/20/26 104,000 (11,160) 11,123 (37)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/20/26 (529,000) 378,272 (378,790) (518)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/20/26 (1,732,000) 1,229,016 (1,252,495) (23,479)
U.S. Dollar vs. Euro Goldman Sachs International 10/20/26 (965,000) 1,106,542 (1,123,012) (16,470)
U.S. Dollar vs. British Pound Goldman Sachs International 10/20/26 (1,931,000) 2,585,593 (2,616,714) (31,121)
U.S. Dollar vs. Norwegian Krone Goldman Sachs International 10/20/26 (3,890,000) 404,376 (416,045) (11,669)
Total Unrealized Depreciation $ (86,975)
Total Net Unrealized Depreciation $ (61,942)

AUGUST 31, 2026 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(7,855) 11/6/2026 Citibank NA (2.93)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(415)
9,835 11/6/2026 Citibank NA 4.28%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
240
1,980 (175)
(4,435,383) 11/6/2026 Societe Generale (2.63)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
337,090
4,336,979 11/6/2026 Societe Generale 4.63%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
48,665
(98,404) 385,755
(96,424) 385,580
Total Unrealized
Appreciation
385,995
Total Unrealized
Depreciation
(415)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_August.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 70 .2%
United Kingdom 14 .0%
Norway 2 .5%
Australia 2 .4%
Germany 2 .2%
Other
a
8 .7%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 4.5%
Amazon.com, Inc.* 1,082 $ 281,071
Communications Equipment — 1.7%
Nokia OYJ, ADR 10,621 107,697
Electronic Equipment, Instruments & Components — 3.7%
Coherent Corp.* 239 66,401
MicroVision, Inc.* 880 1,593
Vuzix Corp.* 63,931 166,860
234,854
Entertainment — 6.9%
HUYA, Inc., ADR 39,120 83,717
ROBLOX Corp., Class
a
A* 5,459 225,402
Take-Two Interactive Software,
Inc.* 578 126,986
436,105
Interactive Media & Services — 13.3%
Alphabet, Inc., Class
a
A 838 284,375
Meta Platforms, Inc., Class
a
A 502 287,315
Snap, Inc., Class
a
A* 48,831 271,012
842,702
Media — 2.3%
Stagwell, Inc., Class
a
A* 16,405 142,395
Real Estate Management & Development — 0.5%
AGNT, Inc. 8,134 33,512
Semiconductors & Semiconductor Equipment — 43.9%
Aeluma, Inc.* 13,063 171,125
Ambarella, Inc.* 2,627 182,261
Ambiq Micro, Inc.* 3,118 181,811
Amkor Technology, Inc. 375 17,738
ARM Holdings plc, ADR* 429 103,779
Blaize Holdings, Inc.(a) 145,301 70,849
Cirrus Logic, Inc.* 1,200 131,412
GSI Technology, Inc.* 8,504 47,112
Himax Technologies, Inc., ADR 13,666 187,498
Kopin Corp.* 60,734 269,659
Micron Technology, Inc. 197 188,870
NVIDIA Corp. 1,326 292,754
Photronics, Inc.* 2,714 76,372
Qorvo, Inc.* 2,856 274,404
QUALCOMM, Inc. 966 164,684
Semtech Corp.* 1,205 160,217
Skyworks Solutions, Inc.(a) 199 13,335
Synaptics, Inc.* 229 22,149
Universal Display Corp. 2,613 217,323
2,773,352
Software — 10.5%
Figma, Inc., Class
a
A* 7,958 218,766
Microsoft Corp. 594 301,330
PTC, Inc.* 388 60,427
Investments
Shares Value
Common Stocks (continued)
Unity Software, Inc.* 1,928 $ 81,169
661,692
Technology Hardware, Storage & Peripherals — 12.7%
Apple, Inc. 948 300,374
Immersion Corp. 31,445 238,353
Sandisk Corp.* 167 261,639
800,366
Total Common Stocks
(Cost $6,795,407)
6,313,746
Securities Lending Reinvestments (b) — 1 .3%
Investment Companies — 1 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $84,985) 84,985 84,985
Total Investments — 101.3%
(Cost $6,880,392) 6,398,731
Liabilities in excess of other assets — (1.3%) (83,274)
Net Assets — 100.0% $ 6,315,457
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $47,530, collateralized in the form of cash with a value of $84,985 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $84,985.
(c) Rate shown is the 7-day yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

AUGUST 31, 2026 (Unaudited) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 94 .0%
Taiwan 3 .0%
Finland 1 .7%
China 1 .3%
Other
a
0.0%
*
100 .0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks — 99 .2%
Aerospace & Defense — 1.3%
BAE Systems plc 29,507 $ 817,714
Biotechnology — 1.4%
CSL Ltd. 7,315 899,420
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 168,698 852,496
Building Products — 1.3%
Geberit AG (Registered) 1,228 866,645
Capital Markets — 4.2%
Deutsche Boerse AG 2,675 894,897
London Stock Exchange Group
plc 7,482 912,969
Partners Group Holding AG 965 875,242
2,683,108
Chemicals — 6.8%
Air Liquide SA 4,458 877,948
Givaudan SA (Registered) 218 885,545
Nippon Sanso Holdings Corp. 24,014 854,125
Sika AG (Registered) 3,754 892,327
Symrise AG, Class
a
A 8,491 909,382
4,419,327
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 6,988 828,772
Construction Materials — 1.4%
Buzzi SpA 18,919 902,347
Diversified Telecommunication Services — 5.4%
Elisa OYJ 20,827 850,613
HKT Trust & HKT Ltd. 548,761 854,716
NTT, Inc. 861,585 930,670
Telenor ASA 59,863 877,815
3,513,814
Electric Utilities — 5.4%
CK Infrastructure Holdings Ltd.
(a) 104,925 873,338
Elia Group SA/NV 5,934 884,364
Enel SpA 78,471 858,742
Iberdrola SA 37,102 865,401
3,481,845
Electrical Equipment — 1.3%
Schneider Electric SE 2,529 865,442
Electronic Equipment, Instruments & Components — 2.7%
Halma plc 18,273 899,811
Murata Manufacturing Co. Ltd. 18,734 843,584
1,743,395
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.7%
Sofina SA 3,042 $ 872,089
Washington H Soul Pattinson &
Co. Ltd. 26,955 859,234
1,731,323
Food Products — 5.3%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 76 823,541
Kerry Group plc, Class
a
A 9,073 885,293
Lotus Bakeries NV 59 874,499
Nestle SA (Registered) 8,761 854,684
3,438,017
Gas Utilities — 1.5%
APA Group 120,578 941,029
Health Care Equipment & Supplies — 4.1%
Coloplast A/S, Class
a
B 12,525 892,961
Fisher & Paykel Healthcare
Corp. Ltd. 34,411 903,799
Terumo Corp. 55,557 875,302
2,672,062
Health Care Technology — 1.2%
Pro Medicus Ltd. 6,124 787,300
Household Durables — 1.4%
Sony Group Corp. 37,229 936,233
Household Products — 1.4%
Unicharm Corp.(a) 140,082 874,641
Industrial Conglomerates — 2.8%
Hikari Tsushin, Inc.(a) 3,603 913,074
Lifco AB, Class
a
B 26,152 865,652
1,778,726
Industrial REITs — 1.3%
Segro plc, REIT 66,404 865,374
Insurance — 5.5%
AIA Group Ltd. 93,139 905,929
Legal & General Group plc 213,875 850,777
Swiss Life Holding AG
(Registered) 759 863,322
Tokio Marine Holdings, Inc. 18,967 915,362
3,535,390
IT Services — 2.9%
Obic Co. Ltd. 29,817 949,431
Otsuka Corp. 40,098 906,690
1,856,121
Machinery — 1.4%
Spirax Group plc 9,105 877,698

AUGUST 31, 2026 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 1.4%
Northern Star Resources Ltd. 54,030 $ 907,611
Personal Care Products — 1.4%
Kao Corp.(a) 39,431 899,015
Pharmaceuticals — 11.9%
Astellas Pharma, Inc. 58,766 872,686
Financiere de Tubize SA 4,023 860,321
Novartis AG (Registered) 5,468 834,192
Novo Nordisk A/S, Class
a
B 18,562 843,399
Recordati Industria Chimica e
Farmaceutica SpA 14,015 855,505
Roche Holding AG 1,892 826,162
Sanofi SA 9,464 844,402
Shionogi & Co. Ltd. 48,037 875,492
UCB SA 3,414 853,816
7,665,975
Professional Services — 4.1%
Computershare Ltd. 30,661 873,655
RELX plc 24,896 901,907
Wolters Kluwer NV 10,528 866,325
2,641,887
Real Estate Management & Development — 2.7%
Hulic Co. Ltd.(a) 79,592 889,395
Sumitomo Realty &
Development Co. Ltd. 41,948 873,659
1,763,054
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV 493 831,400
Lasertec Corp.(a) 3,901 821,752
1,653,152
Software — 4.2%
Nemetschek SE 11,906 972,250
Sage Group plc (The) 59,399 879,422
SAP SE 4,000 886,998
2,738,670
Technology Hardware, Storage & Peripherals — 2.8%
FUJIFILM Holdings Corp. 43,766 929,063
Logitech International SA
(Registered)(a) 8,656 850,655
1,779,718
Trading Companies & Distributors — 1.4%
Bunzl plc 23,126 875,410
Water Utilities — 1.4%
United Utilities Group plc 45,234 877,607
Total Common Stocks
(Cost $54,336,118)
63,970,338
Investments
Shares Value
Securities Lending Reinvestments (b) — 2 .5%
Investment Companies — 2 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $1,633,460) 1,633,460 $ 1,633,460
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (d) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $223,433
(Cost $223,410) $ 223,410
223,410
Total Investments — 102.0%
(Cost $56,192,988) 65,827,208
Liabilities in excess of other assets — (2.0%) (1,289,172)
Net Assets — 100.0% $ 64,538,036
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $2,127,083, collateralized in the form of cash with a value of $1,633,460 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $623,966 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.88%, and maturity dates ranging from
October 15, 2026 – May 15, 2052. The total value of collateral is
$2,257,426.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $1,633,460.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

MSCI EAFE DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
Japan 24 .8%
United Kingdom 13 .6%
Switzerland 13 .3%
Australia 8 .2%
Belgium 6 .7%
Germany 5 .7%
Hong Kong 4 .1%
Italy 4 .1%
France 4 .0%
Denmark 2 .7%
Netherlands 2 .6%
Spain 2 .6%
New Zealand 1 .4%
Ireland 1 .4%
Norway 1 .4%
Sweden 1 .3%
Finland 1 .3%
Other
a
0 .8%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks — 99 .4%
Automobile Components — 2.2%
Hankook Tire & Technology Co.
Ltd. 3,330 $ 162,047
Banks — 18.0%
Bank of China Ltd., Class
a
A 179,600 173,991
Bank of Communications Co.
Ltd., Class
a
A 152,700 164,520
China Construction Bank Corp.,
Class
a
A 103,500 169,116
China Merchants Bank Co. Ltd.,
Class
a
A 27,900 166,573
Haci Omer Sabanci Holding A/S 86,070 166,219
Huaxia Bank Co. Ltd., Class
a
A 165,700 153,621
Industrial & Commercial Bank
of China Ltd., Class
a
A 140,000 168,129
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 259,312 175,335
1,337,504
Beverages — 10.5%
Coca-Cola Femsa SAB de CV 14,339 159,399
Kweichow Moutai Co. Ltd.,
Class
a
A 800 154,708
Luzhou Laojiao Co. Ltd.,
Class
a
A 12,900 147,816
Tsingtao Brewery Co. Ltd.,
Class
a
H 29,348 152,385
Wuliangye Yibin Co. Ltd.,
Class
a
A 15,200 161,209
775,517
Capital Markets — 4.4%
HDFC Asset Management Co.
Ltd.(a) 6,088 167,715
Reinet Investments SCA 5,865 158,493
326,208
Chemicals — 2.2%
Pidilite Industries Ltd. 9,415 166,941
Communications Equipment — 4.3%
Suzhou TFC Optical
Communication Co. Ltd.,
Class
a
A 3,900 152,637
Yealink Network Technology
Corp. Ltd., Class
a
A 27,400 168,808
321,445
Construction & Engineering — 2.1%
China State Construction
Engineering Corp. Ltd.,
Class
a
A 247,600 159,543
Consumer Finance — 2.2%
Sundaram Finance Ltd. 3,464 165,228
Consumer Staples Distribution & Retail — 2.2%
Shoprite Holdings Ltd. 8,606 164,726
Investments
Shares Value
Common Stocks (continued)
Diversified Telecommunication Services — 2.2%
China Tower Corp. Ltd.,
Class
a
H(a) 138,103 $ 160,682
Electric Utilities — 2.0%
Interconexion Electrica SA ESP 17,099 151,355
Electrical Equipment — 2.3%
WEG SA 17,300 167,439
Electronic Equipment, Instruments & Components — 2.3%
Lotes Co. Ltd. 3,204 170,694
Food Products — 2.2%
China Mengniu Dairy Co. Ltd. 69,618 160,757
Gas Utilities — 2.3%
ENN Energy Holdings Ltd. 26,948 170,727
Ground Transportation — 2.4%
Localiza Rent a Car SA 25,819 174,749
Household Durables — 2.3%
Midea Group Co. Ltd., Class
a
A 12,900 168,414
Independent Power and Renewable Electricity Producers — 4.2%
Gulf Development PCL, NVDR 83,141 158,585
NHPC Ltd. 193,133 155,673
314,258
Interactive Media & Services — 2.2%
Tencent Holdings Ltd. 2,844 164,361
IT Services — 8.9%
Infosys Ltd., ADR 13,807 166,513
LTM Ltd.(a) 3,403 162,318
Mphasis Ltd. 6,407 163,397
Persistent Systems Ltd. 2,819 165,693
657,921
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —
Pharmaceuticals — 6.8%
Sun Pharmaceutical Industries
Ltd. 8,176 170,493
Yuhan Corp. 2,849 174,237
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 8,600 156,301
501,031
Semiconductors & Semiconductor Equipment — 4.6%
Alchip Technologies Ltd. 1,430 183,698

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
NAURA Technology Group Co.
Ltd., Class
a
A 1,505 $ 156,727
340,425
Technology Hardware, Storage & Peripherals — 2.2%
Wistron Corp. 28,522 160,044
Tobacco — 2.1%
ITC Ltd. 58,170 156,149
Wireless Telecommunication Services — 2.3%
China United Network
Communications Ltd.,
Class
a
A 261,800 167,525
Total Common Stocks
(Cost $7,193,381)
7,365,690
Principal
Amount
Short-Term Investments — 2 .5%
Repurchase Agreements (b) — 2 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $184,428
(Cost $184,408) $ 184,408
184,408
Total Investments — 101.9%
(Cost $7,377,789) 7,550,098
Liabilities in excess of other assets — (1.9%) (138,196)
Net Assets — 100.0% $ 7,411,902
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

AUGUST 31, 2026 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
China 48 .2%
India 22 .1%
Taiwan 6 .9%
Brazil 4 .6%
South Korea 4 .5%
South Africa 4 .4%
Turkey 2 .3%
Mexico 2 .2%
Thailand 2 .1%
Colombia 2 .1%
Russia 0.0% *
Other
a
0 .6%
100 .0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Common Stocks — 99 .0%
Aerospace & Defense — 2.1%
BAE Systems plc 6,401 $ 177,388
Building Products — 2.2%
Geberit AG (Registered) 266 187,726
Capital Markets — 6.8%
Deutsche Boerse AG 580 194,034
London Stock Exchange Group
plc 1,623 198,042
Partners Group Holding AG 209 189,560
581,636
Chemicals — 9.0%
Air Liquide SA 967 190,439
Givaudan SA (Registered) 47 190,920
Sika AG (Registered) 814 193,488
Symrise AG, Class
a
A 1,841 197,170
772,017
Construction & Engineering — 2.1%
ACS Actividades de
Construccion y Servicios SA 1,515 179,678
Construction Materials — 2.3%
Buzzi SpA 4,102 195,646
Diversified Telecommunication Services — 4.4%
Elisa OYJ 4,515 184,401
Telenor ASA 12,979 190,320
374,721
Electric Utilities — 6.6%
Elia Group SA/NV 1,287 191,806
Enel SpA 17,014 186,191
Iberdrola SA 8,044 187,626
565,623
Electrical Equipment — 2.2%
Schneider Electric SE 548 187,530
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 3,964 195,198
Financial Services — 2.2%
Sofina SA 660 189,211
Food Products — 8.8%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 17 184,213
Kerry Group plc, Class
a
A 1,967 191,929
Lotus Bakeries NV 13 192,686
Nestle SA (Registered) 1,899 185,258
754,086
Health Care Equipment & Supplies — 2.2%
Coloplast A/S, Class
a
B 2,715 193,564
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.2%
Lifco AB, Class
a
B 5,670 $ 187,681
Industrial REITs — 2.2%
Segro plc, REIT 14,406 187,738
Insurance — 4.3%
Legal & General Group plc 46,398 184,567
Swiss Life Holding AG
(Registered) 165 187,679
372,246
Machinery — 2.2%
Spirax Group plc 1,975 190,385
Pharmaceuticals — 14.9%
Financiere de Tubize SA 872 186,478
Novartis AG (Registered) 1,185 180,782
Novo Nordisk A/S, Class
a
B 4,024 182,838
Recordati Industria Chimica e
Farmaceutica SpA 3,039 185,507
Roche Holding AG 410 179,031
Sanofi SA 2,052 183,085
UCB SA 740 185,068
1,282,789
Professional Services — 4.5%
RELX plc 5,401 195,662
Wolters Kluwer NV 2,283 187,863
383,525
Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV 107 180,446
Software — 6.9%
Nemetschek SE 2,581 210,766
Sage Group plc (The) 12,886 190,781
SAP SE 867 192,257
593,804
Technology Hardware, Storage & Peripherals — 2.1%
Logitech International SA
(Registered)(a) 1,877 184,459
Trading Companies & Distributors — 2.2%
Bunzl plc 5,017 189,913
Water Utilities — 2.2%
United Utilities Group plc 9,813 190,387
Total Common Stocks
(Cost $7,610,310)
8,497,397

AUGUST 31, 2026 (Unaudited) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 2 .1%
Investment Companies — 2 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $179,522) 179,522 $ 179,522
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $20,555
(Cost $20,554) $ 20,554
20,554
Total Investments — 101.3%
(Cost $7,810,386) 8,697,473
Liabilities in excess of other assets — (1.3%) (113,814)
Net Assets — 100.0% $ 8,583,659
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $169,718, collateralized in the form of cash with a value of $179,522 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $179,522.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United Kingdom 22 .1%
Switzerland 21 .7%
Belgium 11 .0%
Germany 9 .3%
Italy 6 .6%
France 6 .5%
Denmark 4 .4%
Netherlands 4 .3%
Spain 4 .3%
Ireland 2 .2%
Norway 2 .2%
Sweden 2 .2%
Finland 2 .2%
Other
a
1 .0%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 0.1%
Kratos Defense & Security
Solutions, Inc.* 181 $ 9,227
Automobiles — 0.6%
Tesla, Inc.* 127 46,730
Biotechnology — 6.0%
AbbVie, Inc. 709 181,802
Abivax SA* 558 63,227
Arrowhead Pharmaceuticals,
Inc.* 261 21,504
Cogent Biosciences, Inc.* 611 21,385
CRISPR Therapeutics AG(a) 401 22,849
Krystal Biotech, Inc.* 65 23,358
Madrigal Pharmaceuticals, Inc.* 37 19,981
Moderna, Inc.* 974 136,691
490,797
Broadline Retail — 7.3%
Alibaba Group Holding Ltd. 8,903 129,710
Amazon.com, Inc.* 584 151,706
eBay, Inc. 1,081 111,948
JD.com, Inc., Class
a
A 1,912 27,368
Naspers Ltd., Class
a
N 2,827 138,359
Sea Ltd., ADR* 352 39,945
599,036
Capital Markets — 0.4%
Coinbase Global, Inc., Class
a
A* 50 9,406
FactSet Research Systems, Inc. 44 13,796
Robinhood Markets, Inc.,
Class
a
A* 130 13,625
36,827
Chemicals — 9.5%
Corteva, Inc. 1,918 162,320
Givaudan SA (Registered) 43 174,585
International Flavors &
Fragrances, Inc. 2,104 181,638
Sensient Technologies Corp. 542 73,138
Symrise AG, Class
a
A 1,714 183,561
775,242
Communications Equipment — 0.8%
Arista Networks, Inc.* 98 19,178
Cisco Systems, Inc. 310 34,252
F5, Inc.* 25 10,178
63,608
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. 114 11,910
Consumer Staples Distribution & Retail — 0.8%
Sprouts Farmers Market, Inc.* 764 62,679
Diversified Telecommunication Services — 0.2%
Globalstar, Inc.* 118 9,623
Investments
Shares Value
Common Stocks (continued)
Iridium Communications, Inc. 222 $ 10,429
20,052
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. 159 9,693
Entertainment — 6.8%
International Games System
Co. Ltd. 1,337 30,768
Konami Group Corp. 239 33,071
Netflix, Inc.* 1,696 137,461
Nintendo Co. Ltd. 2,747 155,517
Square Enix Holdings Co. Ltd. 1,757 32,500
Take-Two Interactive Software,
Inc.* 129 28,341
Warner Bros Discovery, Inc.* 4,858 138,599
556,257
Financial Services — 1.4%
Mastercard, Inc., Class
a
A 77 45,377
PayPal Holdings, Inc. 220 11,586
Visa, Inc., Class
a
A 155 58,803
115,766
Food Products — 4.2%
Kerry Group plc, Class
a
A 1,728 168,601
McCormick & Co., Inc.
(Non-Voting) 3,206 173,830
342,431
Health Care Equipment & Supplies — 11.5%
Abbott Laboratories 1,706 188,274
Becton Dickinson & Co. 840 158,012
Boston Scientific Corp.* 2,667 128,816
Edwards Lifesciences Corp.* 1,700 154,275
Globus Medical, Inc., Class
a
A* 239 19,448
Intuitive Surgical, Inc.* 343 129,263
IRhythm Holdings, Inc.* 168 19,982
Medline, Inc., Class
a
A* 632 22,139
ResMed, Inc. 429 103,003
Teleflex, Inc. 144 20,455
943,667
Health Care Providers & Services — 2.2%
Guardant Health, Inc.* 352 55,975
Henry Schein, Inc.* 262 23,528
Hims & Hers Health, Inc.* 851 25,172
Quest Diagnostics, Inc. 324 77,857
182,532
Hotels, Restaurants & Leisure — 4.1%
Delivery Hero SE*(b) 2,504 106,830
DoorDash, Inc., Class
a
A* 980 227,105
333,935
Interactive Media & Services — 7.0%
Alphabet, Inc., Class
a
A 391 132,686
Kakao Corp. 1,114 29,751
Kuaishou Technology(b) 4,924 21,095

AUGUST 31, 2026 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Meta Platforms, Inc., Class
a
A 251 $ 143,657
Pinterest, Inc., Class
a
A* 1,631 35,409
REA Group Ltd. 258 32,769
Snap, Inc., Class
a
A* 5,537 30,730
Tencent Holdings Ltd. 2,580 149,103
575,200
IT Services — 0.9%
Akamai Technologies, Inc.* 68 7,386
Applied Digital Corp.(a) 264 6,708
Cloudflare, Inc., Class
a
A* 47 14,340
CoreWeave, Inc., Class
a
A* 97 8,235
DigitalOcean Holdings, Inc.* 64 7,084
GDS Holdings Ltd., Class
a
A* 1,837 7,546
International Business
Machines Corp. 85 19,879
71,178
Leisure Products — 0.4%
Hasbro, Inc. 316 29,736
Life Sciences Tools & Services — 5.3%
Danaher Corp. 907 193,699
Illumina, Inc.* 439 93,784
Medpace Holdings, Inc.* 45 26,729
QIAGEN NV 553 23,917
Tempus AI, Inc., Class
a
A* 419 26,418
West Pharmaceutical Services,
Inc. 209 71,292
435,839
Machinery — 4.8%
AGCO Corp. 895 105,887
CNH Industrial NV 8,403 99,408
Deere & Co. 271 177,481
SMC Corp. 23 10,180
392,956
Pharmaceuticals — 4.0%
Eli Lilly & Co. 148 171,196
Roche Holding AG 363 158,429
329,625
Professional Services — 0.2%
Paylocity Holding Corp.* 85 13,619
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.* 124 58,369
AP Memory Technology Corp. 298 8,708
Applied Materials, Inc. 40 18,336
Broadcom, Inc. 369 136,656
Camtek Ltd.* 64 8,575
Intel Corp.* 309 27,659
IonQ, Inc.(a) 199 7,823
Lattice Semiconductor Corp.* 78 8,997
MaxLinear, Inc., Class
a
A* 102 6,111
MediaTek, Inc. 133 16,456
Micron Technology, Inc. 91 87,244
Investments
Shares Value
Common Stocks (continued)
Navitas Semiconductor Corp.,
Class
a
A* 497 $ 5,760
NVIDIA Corp. 687 151,676
NXP Semiconductors NV 33 7,413
QUALCOMM, Inc. 85 14,491
Rigetti Computing, Inc.(a) 605 9,474
Semtech Corp.* 72 9,573
Silicon Laboratories, Inc.* 45 9,857
SK hynix, Inc. 29 35,471
Synaptics, Inc.* 78 7,544
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,831 138,817
775,010
Software — 8.2%
Adobe, Inc.* 594 173,917
Aurora Innovation, Inc.,
Class
a
A* 1,391 7,831
Cipher Digital, Inc.(a) 514 7,967
Circle Internet Group, Inc.,
Class
a
A* 87 8,313
Cleanspark, Inc.* 657 7,634
Clear Secure, Inc., Class
a
A 161 7,108
Commvault Systems, Inc.* 95 13,064
Core Scientific, Inc.* 421 6,862
Crowdstrike Holdings, Inc.,
Class
a
A* 92 21,252
Dropbox, Inc., Class
a
A* 351 12,352
D-Wave Quantum, Inc.(a) 531 9,133
Gen Digital, Inc. 397 12,307
Hut 8 Corp.* 103 8,100
IREN Ltd.(a) 202 7,497
MARA Holdings, Inc.(a) 776 8,358
Microsoft Corp. 363 184,146
Nebius Group NV, Class
a
A(a) 49 10,110
Open Text Corp.(a) 424 10,579
Oracle Corp. 152 22,666
Palantir Technologies, Inc.,
Class
a
A* 128 23,857
Palo Alto Networks, Inc.* 75 28,660
Procore Technologies, Inc.* 204 12,795
Rubrik, Inc., Class
a
A* 150 13,956
ServiceTitan, Inc., Class
a
A* 155 15,196
Strategy, Inc., Class
a
A* 59 7,843
Terawulf, Inc.(a) 452 6,839
Trend Micro, Inc. 251 9,423
Workday, Inc., Class
a
A* 75 14,809
672,574
Specialized REITs — 0.1%
Keppel DC REIT, REIT 5,386 9,322
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. 507 160,643
Compal Electronics, Inc. 10,997 13,988
Huaqin Co. Ltd., Class
a
A 840 10,200
NetApp, Inc. 80 14,823
Samsung Electronics Co. Ltd.,
GDR(b) 6 28,548
Sandisk Corp.* 10 15,667

MSCI TRANSFORMATIONAL CHANGES ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Western Digital Corp. 31 $ 13,967
257,836
Total Common Stocks
(Cost $6,278,897)
8,163,284
Securities Lending Reinvestments (c) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $39,134) 39,134 39,134
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $16,561
(Cost $16,557) $ 16,557
16,557
Total Investments — 100.2%
(Cost $6,334,588) 8,218,975
Liabilities in excess of other assets — (0.2%) (17,522)
Net Assets — 100.0% $ 8,201,453
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August
31, 2026 was $106,613, collateralized in the form of cash
with a value of $39,134 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $71,650 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 17, 2026 – May 15, 2056. The total value of
collateral is $110,784.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $39,134.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 75 .1%
China 4 .2%
Switzerland 4 .1%
Germany 3 .8%
Japan 2 .9%
Taiwan 2 .5%
Ireland 2 .1%
South Africa 1 .7%
South Korea 1 .1%
France 0 .8%
Singapore 0 .6%
Australia 0 .4%
Canada 0 .1%
Israel 0 .1%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments
Shares Value
Common Stocks — 99 .7%
Biotechnology — 4.1%
Eikon Therapeutics, Inc.* 11,732 $ 122,717
Nanobiotix SA* 10,477 422,283
545,000
Chemicals — 9.2%
Cabot Corp. 7,767 642,409
LG Chem Ltd. 2,262 462,779
Toyo Gosei Co. Ltd. 1,762 124,636
1,229,824
Construction & Engineering — 4.6%
Jeio Co. Ltd.* 6,443 22,432
JGC Holdings Corp. 40,396 595,889
618,321
Electronic Equipment, Instruments & Components — 8.9%
Jeol Ltd. 11,155 493,962
nLight, Inc.* 7,876 332,919
Park Systems Corp. 1,515 290,580
Syntec Optics Holdings, Inc.* 8,017 65,659
1,183,120
Household Durables — 5.2%
Nikon Corp.(a) 56,787 685,887
Life Sciences Tools & Services — 7.1%
Bruker Corp. 16,332 947,419
Semiconductors & Semiconductor Equipment — 60.6%
Applied Materials, Inc. 1,432 656,414
ASML Holding NV 407 686,340
Axcelis Technologies, Inc.* 4,170 480,926
Duksan Hi-Metal Co. Ltd.* 9,835 74,736
Entegris, Inc. 3,826 517,620
Lam Research Corp. 2,230 672,323
NVE Corp. 1,049 105,026
NVIDIA Corp. 2,867 632,976
Onto Innovation, Inc.* 1,938 517,853
QD Laser, Inc.(a) 9,056 118,366
Qnity Electronics, Inc. 4,132 493,485
SCREEN Holdings Co. Ltd. 8,963 763,047
Shanghai Biren Technology Co.
Ltd., Class
a
H* 100,875 599,965
Taiwan Semiconductor
Manufacturing Co. Ltd. 8,586 650,947
Ultra Clean Holdings, Inc.* 7,191 487,765
Veeco Instruments, Inc.* 11,540 511,222
Wonik QnC Corp. 5,689 109,116
8,078,127
Total Common Stocks
(Cost $15,407,863)
13,287,698
Investments
Shares Value
Securities Lending Reinvestments (b) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $203,200) 203,200 $ 203,200
Total Investments — 101.2%
(Cost $15,611,063) 13,490,898
Liabilities in excess of other assets — (1.2%) (155,208)
Net Assets — 100.0% $ 13,335,690
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $246,266, collateralized in the form of cash with
a value of $203,200 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $62,063 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from
September 17, 2026 – February 15, 2055. The total value of
collateral is $265,263.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $203,200.
(c) Rate shown is the 7-day yield as of August 31, 2026.

NANOTECHNOLOGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 53 .9%
Japan 20 .9%
South Korea 7 .2%
Netherlands 5 .1%
Taiwan 4 .9%
China 4 .5%
France 3 .2%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: NASDAQ-100 AUTOCALLABLE INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ACQQ
::
Investments
Shares Value
Exchange Traded Funds — 69 .4%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $4,005,200) 40,000 $ 4,004,800
Total Investments — 69.4%
(Cost $4,005,200) 4,004,800
Other assets less liabilities — 30.6% 1,769,821
Net Assets — 100.0% $ 5,774,621
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 4,005,200 – – (400) 4,004,800 40,000 –
Swap Agreements
Nasdaq-100 Autocallable Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
5,775,355 4/6/2028 Bank of America NA 3.63%
Nasdaq-100 35% Volatility
Compass 6D Autocallable A
Index 35,989
5,775,355 35,989
Total Unrealized
Appreciation
35,989
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 5.0%
Axon Enterprise, Inc.* 4,793 $ 2,715,522
Beverages — 4.8%
Monster Beverage Corp.* 55,654 2,555,632
Communications Equipment — 4.6%
Cisco Systems, Inc. 22,352 2,469,672
Entertainment — 4.6%
Take-Two Interactive Software,
Inc.* 11,141 2,447,678
Ground Transportation — 5.2%
CSX Corp. 54,855 2,770,726
Hotels, Restaurants & Leisure — 6.1%
DoorDash, Inc., Class
a
A* 14,134 3,275,413
Interactive Media & Services — 4.8%
Alphabet, Inc., Class
a
A 7,588 2,574,988
Media — 3.1%
AppLovin Corp., Class
a
A* 5,356 1,671,393
Semiconductors & Semiconductor Equipment — 21.3%
Advanced Micro Devices, Inc.* 4,859 2,287,228
Applied Materials, Inc. 4,505 2,065,047
ASML Holding NV (Registered),
ADR 1,505 2,552,495
Intel Corp.* 24,680 2,209,107
Lam Research Corp. 7,736 2,332,327
11,446,204
Software — 26.7%
Cadence Design Systems, Inc.* 7,054 2,389,754
Crowdstrike Holdings, Inc.,
Class
a
A* 14,476 3,343,956
Datadog, Inc., Class
a
A* 10,517 2,492,949
Fortinet, Inc.* 17,202 2,940,338
Palo Alto Networks, Inc.* 8,307 3,174,354
14,341,351
Specialty Retail — 5.2%
Ross Stores, Inc. 12,166 2,780,418
Technology Hardware, Storage & Peripherals — 8.5%
Seagate Technology Holdings
plc 2,983 2,471,058
Western Digital Corp. 4,659 2,099,112
4,570,170
Total Common Stocks
(Cost $54,415,202)
53,619,167
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $48,684
(Cost $48,678) $ 48,678
$ 48,678
Total Investments — 100.0%
(Cost $54,463,880) 53,667,845
Liabilities in excess of other assets — 0.0%(b) (18,971)
Net Assets — 100.0% $ 53,648,874
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2026 (Unaudited) :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) — 100 .3%
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.* 12 $ 6,799
Honeywell Aerospace, Inc.* 47 7,431
Rocket Lab Corp.* 86 5,497
19,727
Automobiles — 2.9%
Tesla, Inc.* 272 100,082
Beverages — 1.6%
Coca-Cola Europacific Partners
plc 67 7,237
Keurig Dr Pepper, Inc. 206 6,563
Monster Beverage Corp.* 293 13,455
PepsiCo, Inc. 205 28,770
56,025
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc.* 20 4,814
Amgen, Inc. 81 34,820
Gilead Sciences, Inc. 184 26,927
Regeneron Pharmaceuticals,
Inc. 15 11,986
Vertex Pharmaceuticals, Inc.* 39 21,236
99,783
Broadline Retail — 5.2%
Amazon.com, Inc.* 586 152,225
MercadoLibre, Inc.* 8 15,490
PDD Holdings, Inc., ADR* 99 8,316
176,031
Chemicals — 1.0%
Linde plc 70 34,271
Commercial Services & Supplies — 0.5%
Cintas Corp. 59 11,906
Copart, Inc.* 141 4,651
16,557
Communications Equipment — 2.2%
Cisco Systems, Inc. 592 65,410
Lumentum Holdings, Inc.* 12 10,977
76,387
Construction & Engineering — 0.2%
Ferrovial NV 107 6,265
Consumer Staples Distribution & Retail — 4.1%
Costco Wholesale Corp. 68 64,184
Walmart, Inc. 734 76,975
141,159
Diversified Telecommunication Services — 1.6%
Comcast Corp., Class
a
A 534 14,215
Investments
Shares Value
Common Stocks (a) (continued)
Space Exploration Technologies
Corp., Class
a
A* 288 $ 41,383
55,598
Electric Utilities — 1.1%
American Electric Power Co.,
Inc. 82 10,039
Constellation Energy Corp. 55 15,113
Exelon Corp. 154 6,733
Xcel Energy, Inc. 93 7,039
38,924
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 151 9,596
Entertainment — 2.0%
Netflix, Inc.* 632 51,224
Take-Two Interactive Software,
Inc.* 28 6,152
Warner Bros Discovery, Inc.* 376 10,727
68,103
Financial Services — 0.2%
PayPal Holdings, Inc. 131 6,899
Food Products — 0.5%
Kraft Heinz Co. (The) 177 4,544
Mondelez International, Inc.,
Class
a
A 193 11,979
16,523
Ground Transportation — 0.6%
CSX Corp. 279 14,092
Old Dominion Freight Line, Inc. 31 6,199
20,291
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc.* 57 5,190
GE HealthCare Technologies,
Inc. 68 4,844
IDEXX Laboratories, Inc.* 12 6,680
Intuitive Surgical, Inc.* 54 20,351
37,065
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 62 11,360
Booking Holdings, Inc. 116 23,095
DoorDash, Inc., Class
a
A* 60 13,904
Marriott International, Inc.,
Class
a
A 41 14,012
Starbucks Corp. 169 17,956
80,327
Industrial Conglomerates — 0.3%
Honeywell International, Inc. 49 10,463
Interactive Media & Services — 8.8%
Alphabet, Inc., Class
a
A 317 107,574
Alphabet, Inc., Class
a
C 296 99,281

NASDAQ-100 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) (continued)
Meta Platforms, Inc., Class
a
A 162 $ 92,719
299,574
IT Services — 1.0%
CoreWeave, Inc., Class
a
A* 66 5,603
Shopify, Inc., Class
a
A* 182 26,821
32,424
Machinery — 0.3%
PACCAR, Inc. 79 9,806
Media — 0.4%
AppLovin Corp., Class
a
A* 47 14,667
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 42 8,420
Professional Services — 0.9%
Automatic Data Processing, Inc. 61 17,456
Paychex, Inc. 54 6,876
Thomson Reuters Corp. 57 6,117
30,449
Semiconductors & Semiconductor Equipment — 31.5%
Advanced Micro Devices, Inc.* 246 115,797
Analog Devices, Inc. 74 26,798
Applied Materials, Inc. 119 54,548
ARM Holdings plc, ADR(b) 63 15,240
ASML Holding NV (Registered),
ADR 14 23,744
Astera Labs, Inc.* 26 7,722
Broadcom, Inc. 258 95,548
Intel Corp.* 755 67,580
KLA Corp. 197 34,564
Lam Research Corp. 189 56,982
Marvell Technology, Inc. 131 27,727
Microchip Technology, Inc. 80 5,876
Micron Technology, Inc. 170 162,984
Monolithic Power Systems, Inc. 7 8,874
NVIDIA Corp. 1,319 291,209
NXP Semiconductors NV 39 8,761
QUALCOMM, Inc. 158 26,936
Teradyne, Inc. 23 8,046
Texas Instruments, Inc. 137 35,745
1,074,681
Software — 14.0%
Adobe, Inc.* 62 18,153
Autodesk, Inc.* 32 8,273
Cadence Design Systems, Inc.* 42 14,229
Crowdstrike Holdings, Inc.,
Class
a
A* 154 35,574
Datadog, Inc., Class
a
A* 51 12,089
Fortinet, Inc.* 109 18,631
Intuit, Inc. 42 15,091
Microsoft Corp. 406 205,960
Nebius Group NV, Class
a
A* 33 6,808
Palantir Technologies, Inc.,
Class
a
A* 345 64,301
Investments
Shares Value
Common Stocks (a) (continued)
Palo Alto Networks, Inc.* 122 $ 46,620
Roper Technologies, Inc. 15 6,370
Strategy, Inc., Class
a
A* 49 6,514
Synopsys, Inc.* 29 12,748
Workday, Inc., Class
a
A* 30 5,923
477,284
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 123 10,922
Ross Stores, Inc. 49 11,199
22,121
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. 801 253,797
Sandisk Corp.* 22 34,467
Seagate Technology Holdings
plc 34 28,165
Western Digital Corp. 53 23,879
340,308
Trading Companies & Distributors — 0.3%
Fastenal Co. 173 8,531
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 163 29,412
Total Common Stocks
(Cost $3,107,299)
3,417,753
Principal
Amount
Short-Term Investments — 9 .1%
Repurchase Agreements (c) — 9 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $311,656
(Cost $311,624) $ 311,624
311,624
Total Investments — 109.4%
(Cost $3,418,923) 3,729,377
Liabilities in excess of other assets — (9.4%) (321,472)
Net Assets — 100.0% $ 3,407,905
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,442,418.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $1,693, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 22, 2026 – November
15, 2055. The total value of collateral is $1,711.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Nasdaq-100 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
3,405,775 11/6/2026 Goldman Sachs International N/A
Nasdaq-100 Dynamic Buffer
Index (308,222)
3,405,775 (308,222)
Total Unrealized
Depreciation
(308,222)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

NASDAQ-100 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) — 84 .8%
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.* 1,229 $ 696,302
Honeywell Aerospace, Inc.* 4,831 763,830
Rocket Lab Corp.* 8,823 563,966
2,024,098
Automobiles — 2.5%
Tesla, Inc.* 27,589 10,151,373
Beverages — 1.4%
Coca-Cola Europacific Partners
plc 6,797 734,212
Keurig Dr Pepper, Inc. 20,746 660,968
Monster Beverage Corp.* 29,825 1,369,564
PepsiCo, Inc. 20,839 2,924,545
5,689,289
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc.* 2,034 489,563
Amgen, Inc. 8,229 3,537,483
Gilead Sciences, Inc. 18,929 2,770,070
Regeneron Pharmaceuticals,
Inc. 1,572 1,256,154
Vertex Pharmaceuticals, Inc.* 3,870 2,107,292
10,160,562
Broadline Retail — 4.4%
Amazon.com, Inc.* 59,408 15,432,416
MercadoLibre, Inc.* 772 1,494,747
PDD Holdings, Inc., ADR* 10,182 855,288
17,782,451
Chemicals — 0.8%
Linde plc 7,049 3,451,049
Commercial Services & Supplies — 0.4%
Cintas Corp. 6,100 1,230,919
Copart, Inc.* 14,117 465,720
1,696,639
Communications Equipment — 1.9%
Cisco Systems, Inc. 60,094 6,639,786
Lumentum Holdings, Inc.* 1,186 1,084,905
7,724,691
Construction & Engineering — 0.2%
Ferrovial NV 10,969 642,235
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp. 6,764 6,384,472
Walmart, Inc. 74,375 7,799,706
14,184,178
Diversified Telecommunication Services — 1.4%
Comcast Corp., Class
a
A 54,322 1,446,052
Investments
Shares Value
Common Stocks (a) (continued)
Space Exploration Technologies
Corp., Class
a
A* 29,222 $ 4,198,909
5,644,961
Electric Utilities — 1.0%
American Electric Power Co.,
Inc. 8,295 1,015,557
Constellation Energy Corp. 5,508 1,513,433
Exelon Corp. 15,601 682,076
Xcel Energy, Inc. 9,517 720,342
3,931,408
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 15,127 961,321
Entertainment — 1.7%
Netflix, Inc.* 64,201 5,203,491
Take-Two Interactive Software,
Inc.* 2,830 621,751
Warner Bros Discovery, Inc.* 38,227 1,090,616
6,915,858
Financial Services — 0.2%
PayPal Holdings, Inc. 13,449 708,292
Food Products — 0.4%
Kraft Heinz Co. (The) 18,080 464,114
Mondelez International, Inc.,
Class
a
A 19,571 1,214,772
1,678,886
Ground Transportation — 0.5%
CSX Corp. 28,330 1,430,948
Old Dominion Freight Line, Inc. 3,172 634,273
2,065,221
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.* 5,883 535,706
GE HealthCare Technologies,
Inc. 6,935 493,980
IDEXX Laboratories, Inc.* 1,202 669,142
Intuitive Surgical, Inc.* 5,399 2,034,667
3,733,495
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 6,373 1,167,661
Booking Holdings, Inc. 11,815 2,352,248
DoorDash, Inc., Class
a
A* 6,271 1,453,242
Marriott International, Inc.,
Class
a
A 4,020 1,373,875
Starbucks Corp. 17,378 1,846,413
8,193,439
Industrial Conglomerates — 0.3%
Honeywell International, Inc. 4,831 1,031,563
Interactive Media & Services — 7.4%
Alphabet, Inc., Class
a
A 32,165 10,915,193
Alphabet, Inc., Class
a
C 30,132 10,106,574

AUGUST 31, 2026 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Meta Platforms, Inc., Class
a
A 16,354 $ 9,360,048
30,381,815
IT Services — 0.8%
CoreWeave, Inc., Class
a
A* 6,823 579,204
Shopify, Inc., Class
a
A* 18,594 2,740,198
3,319,402
Machinery — 0.2%
PACCAR, Inc. 8,025 996,143
Media — 0.4%
AppLovin Corp., Class
a
A* 4,663 1,455,136
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 4,288 859,658
Professional Services — 0.8%
Automatic Data Processing, Inc. 6,094 1,743,859
Paychex, Inc. 5,462 695,531
Thomson Reuters Corp. 5,810 623,529
3,062,919
Semiconductors & Semiconductor Equipment — 26.7%
Advanced Micro Devices, Inc.* 24,859 11,701,628
Analog Devices, Inc. 7,427 2,689,614
Applied Materials, Inc. 12,104 5,548,352
ARM Holdings plc, ADR* 6,465 1,563,948
ASML Holding NV (Registered),
ADR 1,399 2,372,718
Astera Labs, Inc.* 2,614 776,306
Broadcom, Inc. 26,184 9,696,982
Intel Corp.* 76,629 6,859,062
KLA Corp. 19,917 3,494,438
Lam Research Corp. 19,067 5,748,510
Marvell Technology, Inc. 13,339 2,823,333
Microchip Technology, Inc. 8,264 606,991
Micron Technology, Inc. 17,193 16,483,445
Monolithic Power Systems, Inc. 749 949,560
NVIDIA Corp. 133,652 29,507,688
NXP Semiconductors NV 3,850 864,864
QUALCOMM, Inc. 16,070 2,739,614
Teradyne, Inc. 2,387 835,044
Texas Instruments, Inc. 13,875 3,620,126
108,882,223
Software — 11.8%
Adobe, Inc.* 6,163 1,804,465
Autodesk, Inc.* 3,218 831,950
Cadence Design Systems, Inc.* 4,205 1,424,570
Crowdstrike Holdings, Inc.,
Class
a
A* 15,525 3,586,275
Datadog, Inc., Class
a
A* 5,044 1,195,630
Fortinet, Inc.* 11,168 1,908,946
Intuit, Inc. 4,170 1,498,281
Microsoft Corp. 41,026 20,812,080
Nebius Group NV, Class
a
A* 3,361 693,441
Palantir Technologies, Inc.,
Class
a
A* 35,008 6,524,791
Investments
Shares Value
Common Stocks (a) (continued)
Palo Alto Networks, Inc.* 12,442 $ 4,754,461
Roper Technologies, Inc. 1,540 653,946
Strategy, Inc., Class
a
A* 5,044 670,549
Synopsys, Inc.* 2,919 1,283,163
Workday, Inc., Class
a
A* 3,066 605,382
48,247,930
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 12,634 1,121,899
Ross Stores, Inc. 4,911 1,122,360
2,244,259
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. 81,114 25,700,971
Sandisk Corp.* 2,258 3,537,609
Seagate Technology Holdings
plc 3,419 2,832,231
Western Digital Corp. 5,255 2,367,640
34,438,451
Trading Companies & Distributors — 0.2%
Fastenal Co. 17,504 863,122
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. 16,501 2,977,440
Total Common Stocks
(Cost $256,403,160)
346,099,507
Exchange Traded Funds — 11 .0%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)(d)
(Cost $45,031,500) 450,000 45,054,000
Securities Lending Reinvestments (e) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $2,329,020) 2,329,020 2,329,020
Principal
Amount
Short-Term Investments — 5 .5%
Repurchase Agreements (g) — 5 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $22,346,151
(Cost $22,343,924) $ 22,343,924
22,343,924
Total Investments — 101.9%
(Cost $326,107,604) 415,826,451
Liabilities in excess of other assets — (1.9%) (7,572,158)
Net Assets — 100.0% $ 408,254,293
* Non-income producing security.

NASDAQ-100 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $112,759,910.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $2,282,736, collateralized in the form of cash with a value of $2,329,020 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $2,329,020.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 30,036,000 15,019,500 – – (1,500) 45,054,000 450,000 291,998
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq-100 E-Mini Index 102 9/18/2026 U.S. Dollar $ 60,206,520 $ (414,208)
Swap Agreements
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
112,164,388 3/8/2027 BNP Paribas N/A
Nasdaq-100 Daily Covered Call
Index (2,029,208)
294,034,282 11/4/2027 Goldman Sachs International N/A
Nasdaq-100 Daily Covered Call
Index (9,773,640)
406,198,670 (11,802,848)
Total Unrealized
Depreciation
(11,802,848)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2026 (Unaudited) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments
Shares Value
Common Stocks — 99 .6%
Entertainment — 48.6%
Capcom Co. Ltd.(a) 4,654 $ 124,398
CD Projekt Red SA(a) 1,150 72,336
China Ruyi Holdings Ltd.(a) 205,007 35,177
International Games System
Co. Ltd. 3,998 92,004
Krafton, Inc. 492 81,605
NC Corp. 333 54,624
NetEase, Inc. 5,029 123,440
Netflix, Inc.* 1,472 119,306
Nexon Co. Ltd. 5,720 113,505
ROBLOX Corp., Class
a
A* 2,891 119,369
Spotify Technology SA* 244 132,643
Take-Two Interactive Software,
Inc.* 564 123,911
Tencent Music Entertainment
Group, Class
a
A 21,417 92,133
1,284,451
Ground Transportation — 13.8%
Grab Holdings Ltd., Class
a
A* 36,202 128,155
Lyft, Inc., Class
a
A* 6,403 108,211
Uber Technologies, Inc.* 1,710 129,361
365,727
Hotels, Restaurants & Leisure — 15.6%
Delivery Hero SE*(b) 2,665 113,699
DoorDash, Inc., Class
a
A* 771 178,672
Meituan, Class
a
B*(b) 11,849 119,269
411,640
Interactive Media & Services — 3.3%
Bilibili, Inc., Class
a
Z* 5,238 86,270
Leisure Products — 1.4%
Peloton Interactive, Inc.,
Class
a
A* 7,065 37,868
Passenger Airlines — 2.9%
Joby Aviation, Inc.* 11,134 76,157
Semiconductors & Semiconductor Equipment — 10.6%
Ambarella, Inc.* 733 50,856
NVIDIA Corp. 589 130,039
Shanghai Biren Technology Co.
Ltd., Class
a
H(a) 16,977 100,973
281,868
Software — 3.4%
Beijing 51World Digital Twin
Technology Co. Ltd., Class
a
H* 3,831 32,208
Life360, Inc.* 1,379 59,104
91,312
Total Common Stocks
(Cost $2,529,105)
2,635,293
Investments
Shares Value
Securities Lending Reinvestments (c) — 10 .5%
Investment Companies — 10 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $277,652) 277,652 $ 277,652
Total Investments — 110.1%
(Cost $2,806,757) 2,912,945
Liabilities in excess of other assets — (10.1%) (268,024)
Net Assets — 100.0% $ 2,644,921
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $332,883, collateralized in the form of cash with a value of $277,652 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $77,566 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from May
15, 2028 – November 15, 2055. The total value of collateral is
$355,218.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $277,652.
(d) Rate shown is the 7-day yield as of August 31, 2026.

ON DEMAND ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
On-Demand ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 42 .8%
Hong Kong 14 .5%
Japan 9 .0%
China 7 .8%
South Korea 5 .2%
Luxembourg 5 .0%
Singapore 4 .8%
Germany 4 .3%
Taiwan 3 .5%
Poland 2 .7%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 66.8%
Alibaba Group Holding Ltd.,
ADR 45,195 $ 5,153,134
Amazon.com, Inc.* 57,309 14,887,159
Coupang, Inc.* 140,680 2,259,321
eBay, Inc. 45,605 4,722,854
Etsy, Inc.* 24,129 1,962,411
Global-e Online Ltd.* 26,683 996,610
JD.com, Inc., ADR 54,915 1,550,800
MercadoLibre, Inc.* 1,281 2,480,272
Ozon Holdings plc, ADR*‡ 60,470 —
Pattern Group, Inc., Class
a
A* 90,639 1,878,946
PDD Holdings, Inc., ADR* 33,430 2,808,120
Sea Ltd., ADR* 17,627 2,000,312
40,699,939
Commercial Services & Supplies — 3.1%
Liquidity Services, Inc.* 44,768 1,865,930
Distributors — 2.9%
GigaCloud Technology, Inc.,
Class
a
A* 36,154 1,754,554
Specialty Retail — 24.1%
Carvana Co., Class
a
A* 41,812 3,071,509
Chewy, Inc., Class
a
A* 87,179 2,074,860
RealReal, Inc. (The)* 171,465 1,755,802
Revolve Group, Inc., Class
a
A* 80,453 1,787,666
ThredUp, Inc., Class
a
A* 675,896 1,818,160
Wayfair, Inc., Class
a
A* 19,995 1,984,904
Williams-Sonoma, Inc. 9,677 2,208,775
14,701,676
Textiles, Apparel & Luxury Goods — 3.1%
Figs, Inc., Class
a
A* 124,388 1,908,112
Total Common Stocks
(Cost $55,546,819)
60,930,211
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $18,554
(Cost $18,553) $ 18,553
18,553
Total Investments — 100.0%
(Cost $55,565,372) 60,948,764
Liabilities in excess of other assets — 0.0%(a) (17,159)
Net Assets — 100.0% $ 60,931,605
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

PET CARE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments
Shares Value
Common Stocks — 99 .4%
Distributors — 0.0%(a)
Arata Corp. 370 $ 6,311
Food Products — 17.3%
Freshpet, Inc.* 46,241 3,230,396
General Mills, Inc. 7,306 301,007
I-TAIL Corp. PCL, NVDR 1,224,722 638,954
J M Smucker Co. (The) 1,434 188,084
Nestle SA (Registered) 15,166 1,478,795
Post Holdings, Inc.* 509 42,430
5,879,666
Health Care Equipment & Supplies — 13.7%
IDEXX Laboratories, Inc.* 6,107 3,399,706
Vimian Group AB* 337,610 1,237,267
4,636,973
Health Care Providers & Services — 7.0%
Cencora, Inc. 2,606 843,302
CVS Group plc 85,500 1,531,570
2,374,872
Household Products — 9.7%
Central Garden & Pet Co.* 16,032 689,055
Colgate-Palmolive Co. 10,920 980,834
Oil-Dri Corp. of America 16,746 1,506,805
Spectrum Brands Holdings, Inc. 299 25,807
Unicharm Corp.(b) 14,065 87,789
3,290,290
Insurance — 6.4%
Anicom Holdings, Inc. 106,000 733,871
Trupanion, Inc.* 49,478 1,442,284
2,176,155
Pharmaceuticals — 22.9%
Elanco Animal Health, Inc.* 6,788 162,369
Merck & Co., Inc. 11,146 1,646,933
Virbac SACA 6,553 2,454,753
Zoetis, Inc., Class
a
A 45,596 3,515,452
7,779,507
Specialty Retail — 22.4%
Chewy, Inc., Class
a
A* 150,068 3,571,618
Pet Valu Holdings Ltd. 106,131 1,426,618
Petco Health & Wellness Co.,
Inc., Class
a
A* 306,943 816,468
Pets at Home Group plc 519,763 1,539,554
Tractor Supply Co. 7,127 248,732
7,602,990
Total Common Stocks
(Cost $36,712,748)
33,746,764
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $806) 806 $ 806
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $81,792
(Cost $81,785) $ 81,785
81,785
Total Investments — 99.6%
(Cost $36,795,339) 33,829,355
Other assets less liabilities — 0.4% 130,655
Net Assets — 100.0% $ 33,960,010
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $768, collateralized in the form of cash with a value of $806 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $806.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt

AUGUST 31, 2026 (Unaudited) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 66 .6%
United Kingdom 9 .1%
France 7 .2%
Switzerland 4 .4%
Canada 4 .2%
Sweden 3 .6%
Japan 2 .4%
Thailand 1 .9%
Other
a
0 .6%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 AUTOCALLABLE INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ACRT
::
Investments
Shares Value
Exchange Traded Funds — 83 .2%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $1,001,300) 10,000 $ 1,001,200
Total Investments — 83.2%
(Cost $1,001,300) 1,001,200
Other assets less liabilities — 16.8% 202,999
Net Assets — 100.0% $ 1,204,199
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,001,300 – – (100) 1,001,200 10,000 –
Swap Agreements
Russell 2000 Autocallable Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,206,445 4/6/2028 Bank of America NA 3.63%
Russell 2000 Laddered Autocall
index (45,656)
1,206,445 (45,656)
Total Unrealized
Depreciation
(45,656)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 24.4%
Associated Banc-Corp. 240,947 $ 7,375,388
Atlantic Union Bankshares
Corp. 176,654 7,124,456
Bar Harbor Bankshares 190,588 7,476,767
Community Trust Bancorp, Inc. 99,533 7,577,447
First Busey Corp. 245,079 7,376,878
First Merchants Corp. 169,310 7,021,286
Fulton Financial Corp. 303,384 7,117,389
Heritage Financial Corp. 242,121 6,917,397
Home BancShares, Inc. 250,549 7,381,173
Independent Bank Corp. 197,555 7,208,782
Independent Bank Corp. 85,311 6,925,547
Lakeland Financial Corp. 114,699 6,777,564
Midland States Bancorp, Inc. 235,484 7,721,520
NBT Bancorp, Inc. 146,366 7,526,140
Orrstown Financial Services,
Inc. 178,272 7,433,942
Peoples Bancorp, Inc. 193,332 7,611,481
Preferred Bank 69,100 7,077,913
S&T Bancorp, Inc. 148,026 7,324,326
Simmons First National Corp.,
Class
a
A 314,448 7,100,236
Tompkins Financial Corp. 76,512 7,430,845
United Bankshares, Inc. 155,122 7,310,900
United Community Banks, Inc. 203,614 7,093,912
WaFd, Inc. 190,801 6,823,044
WesBanco, Inc. 193,661 7,748,377
174,482,710
Building Products — 2.0%
Apogee Enterprises, Inc. 175,179 6,842,491
Griffon Corp. 73,225 7,131,383
13,973,874
Capital Markets — 1.0%
Cohen & Steers, Inc. 91,781 7,403,973
Chemicals — 6.4%
Avient Corp. 191,069 8,418,500
Balchem Corp. 42,202 7,422,910
HB Fuller Co. 109,719 6,029,059
Innospec, Inc. 81,263 7,627,345
Quaker Chemical Corp. 48,628 8,062,522
Stepan Co. 131,280 8,219,441
45,779,777
Commercial Services & Supplies — 2.4%
ABM Industries, Inc. 151,154 7,048,311
HNI Corp. 210,584 10,198,583
17,246,894
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) 98,778 6,407,729
Diversified Consumer Services — 0.8%
Matthews International Corp.,
Class
a
A 269,939 5,606,633
Investments
Shares Value
Common Stocks (continued)
Electric Utilities — 3.9%
MGE Energy, Inc. 90,970 $ 7,067,459
Otter Tail Corp. 78,839 7,132,564
Portland General Electric Co. 139,422 6,812,159
TXNM Energy, Inc. 122,122 7,035,449
28,047,631
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 53,456 7,241,684
Financial Services — 4.4%
Alerus Financial Corp. 233,593 7,685,210
Cass Information Systems, Inc. 141,137 7,919,197
Federal Agricultural Mortgage
Corp., Class
a
C 38,474 8,460,432
HA Sustainable Infrastructure
Capital, Inc. 186,916 7,392,528
31,457,367
Food Products — 2.1%
J & J Snack Foods Corp. 88,972 7,845,551
Marzetti Co. (The) 63,757 7,182,226
15,027,777
Gas Utilities — 5.0%
Chesapeake Utilities Corp. 57,059 7,619,659
New Jersey Resources Corp. 128,068 6,831,147
Northwest Natural Holding Co. 141,584 6,947,527
ONE Gas, Inc. 91,695 7,268,662
Spire, Inc. 89,652 7,337,120
36,004,115
Health Care Equipment & Supplies — 0.8%
LeMaitre Vascular, Inc. 75,560 6,065,957
Health Care REITs — 1.8%
CareTrust REIT, Inc. 189,868 7,395,359
Community Healthcare Trust,
Inc., REIT 390,471 5,743,828
13,139,187
Household Products — 1.9%
Oil-Dri Corp. of America 72,991 6,567,730
WD-40 Co. 31,143 6,669,274
13,237,004
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 104,678 6,930,730
Insurance — 2.9%
AMERISAFE, Inc. 219,419 5,713,671
Employers Holdings, Inc. 150,343 7,380,338
Horace Mann Educators Corp. 143,137 7,284,242
20,378,251
Leisure Products — 1.8%
Acushnet Holdings Corp. 70,173 6,062,245

RUSSELL 2000 DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Polaris, Inc. 100,553 $ 6,489,691
12,551,936
Machinery — 10.1%
Alamo Group, Inc. 45,192 7,437,699
Enpro, Inc. 20,822 6,167,893
Franklin Electric Co., Inc. 68,299 6,836,047
Gorman-Rupp Co. (The) 84,248 6,352,299
Hyster-Yale, Inc. 197,383 6,683,389
Kadant, Inc. 24,184 7,234,402
Lindsay Corp. 60,854 6,992,733
Mueller Water Products, Inc.,
Class
a
A 272,352 6,574,577
Standex International Corp. 22,950 6,647,697
Tennant Co. 79,720 5,548,512
Trinity Industries, Inc. 203,837 5,874,582
72,349,830
Marine Transportation — 1.1%
Matson, Inc. 35,058 7,881,389
Media — 1.1%
John Wiley & Sons, Inc.,
Class
a
A 156,273 8,187,142
Metals & Mining — 0.9%
Materion Corp. 28,354 6,693,812
Multi-Utilities — 3.8%
Avista Corp. 166,099 6,172,239
Black Hills Corp. 97,217 6,968,515
Northwestern Energy Group,
Inc. 100,450 6,947,122
Unitil Corp. 136,149 7,289,417
27,377,293
Pharmaceuticals — 1.3%
Perrigo Co. plc 640,143 9,371,694
Professional Services — 2.4%
CRA International, Inc. 47,255 8,245,998
Exponent, Inc. 123,226 8,750,278
16,996,276
Residential REITs — 0.8%
NexPoint Residential Trust, Inc.,
REIT 246,742 5,850,253
Retail REITs — 1.0%
Getty Realty Corp., REIT 210,174 6,813,841
Semiconductors & Semiconductor Equipment — 0.6%
Power Integrations, Inc. 89,725 4,610,070
Specialized REITs — 1.0%
Four Corners Property Trust,
Inc., REIT 281,019 6,991,753
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 1.7%
Shoe Station Group, Inc. 400,335 $ 5,484,590
Sonic Automotive, Inc., Class
a
A 82,828 6,514,422
11,999,012
Tobacco — 0.8%
Universal Corp. 131,003 5,960,637
Trading Companies & Distributors — 3.2%
GATX Corp. 40,521 7,088,339
Global Industrial Co. 219,984 8,601,374
McGrath RentCorp 60,768 6,832,754
22,522,467
Water Utilities — 5.5%
American States Water Co. 90,753 8,103,335
California Water Service Group 153,871 7,688,934
H2O America(a) 123,203 7,807,374
Middlesex Water Co. 133,002 7,714,116
York Water Co. (The) 235,019 8,009,448
39,323,207
Total Common Stocks
(Cost $635,791,615)
713,911,905
Securities Lending Reinvestments (b) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $8,049,730) 8,049,730 8,049,730
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $533,731
(Cost $533,676) $ 533,676
533,676
Total Investments — 101.0%
(Cost $644,375,021) 722,495,311
Liabilities in excess of other assets — (1.0%) (7,322,950)
Net Assets — 100.0% $ 715,172,361

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $7,807,374, collateralized in the form of cash with a value of $8,049,730 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $8,049,730.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks — 87 .6%
Aerospace & Defense — 1.4%
AAR Corp.* 13 $ 1,681
AerSale Corp.* 13 71
Aevex Corp., Class
a
A* 8 141
AIRO Group Holdings, Inc.* 8 61
Archer Aviation, Inc., Class
a
A* 221 1,277
Astronics Corp.* 10 737
Beta Technologies, Inc.,
Class
a
A* 12 241
Cadre Holdings, Inc. 10 297
Ducommun, Inc.* 5 857
Eve Holding, Inc.* 33 74
Firefly Aerospace, Inc.* 29 613
Innovative Solutions and
Support, Inc.* 5 95
Intuitive Machines, Inc.* 42 645
Mercury Systems, Inc.* 18 1,572
Moog, Inc., Class
a
A 9 3,344
National Presto Industries, Inc. 2 303
Park Aerospace Corp. 6 195
Red Cat Holdings, Inc.* 38 326
Redwire Corp.* 67 717
Satellogic, Inc., Class
a
A* 32 156
Sidus Space, Inc., Class
a
A* 28 61
Starfighters Space, Inc.(a) 11 37
Swarmer, Inc.* 1 33
TAT Technologies Ltd.(a) 4 145
V2X, Inc.* 9 694
Virgin Galactic Holdings, Inc.* 32 93
Voyager Technologies, Inc.,
Class
a
A(a) 17 572
VSE Corp. 9 1,878
York Space Systems, Inc.* 7 64
16,980
Air Freight & Logistics — 0.1%
Forward Air Corp.* 11 187
Hub Group, Inc., Class
a
A 19 758
Radiant Logistics, Inc.* 13 111
1,056
Automobile Components — 1.0%
Adient plc* 27 512
Cooper-Standard Holdings,
Inc.* 6 161
Dana, Inc. 37 1,109
Dauch Corp.* 79 495
Dorman Products, Inc.* 9 1,160
Fox Factory Holding Corp.* 16 327
Garrett Motion, Inc. 57 1,536
Gentherm, Inc.* 10 393
Goodyear Tire & Rubber Co.
(The)* 93 583
Holley, Inc.* 26 74
LCI Industries 8 805
Motorcar Parts of America, Inc.* 5 58
Patrick Industries, Inc. 10 817
Phinia, Inc. 12 821
Solid Power, Inc.* 67 156
Investments
Shares Value
Common Stocks (continued)
Standard Motor Products, Inc. 7 $ 264
Stoneridge, Inc.* 10 69
Strattec Security Corp.* 1 70
Versigent plc* 23 1,090
Visteon Corp. 9 917
XPEL, Inc.*(b) 8 394
11,811
Automobiles — 0.1%
Harley-Davidson, Inc. 35 966
Livewire Group, Inc.(a) 6 7
Lucid Group, Inc., Class
a
A* 44 214
Winnebago Industries, Inc. 9 271
1,458
Banks — 9.2%
1st Source Corp. 6 514
ACNB Corp. 3 195
Amalgamated Financial Corp. 6 288
Amerant Bancorp, Inc., Class
a
A 11 316
Ameris Bancorp 21 1,769
Ames National Corp. 3 94
Arrow Financial Corp. 5 189
Associated Banc-Corp. 50 1,531
Atlantic Union Bankshares
Corp. 49 1,976
Avidbank Holdings, Inc.* 3 94
Avidia Bancorp, Inc. 6 133
Axos Financial, Inc.* 18 1,742
Banc of California, Inc. 51 950
BancFirst Corp. 7 765
Bancorp, Inc. (The)* 13 845
Bank First Corp. 3 452
Bank of Hawaii Corp. 13 987
Bank of Marin Bancorp 5 133
Bank of NT Butterfield & Son
Ltd. (The) 13 765
Bank7 Corp. 1 51
BankUnited, Inc. 24 1,094
Bankwell Financial Group, Inc. 2 132
Banner Corp. 11 772
Bar Harbor Bankshares 5 196
BayCom Corp. 3 90
BCB Bancorp, Inc. 6 51
Beacon Financial Corp. 27 838
Blue Ridge Bankshares, Inc. 22 86
Bridgewater Bancshares, Inc.* 7 148
Burke & Herbert Financial
Services Corp. 5 357
Business First Bancshares, Inc. 10 310
BV Financial, Inc.* 2 42
Byline Bancorp, Inc. 10 379
C&F Financial Corp. 1 91
California BanCorp 8 170
Camden National Corp. 5 282
Capital Bancorp, Inc. 4 145
Capital City Bank Group, Inc. 5 252
Capitol Federal Financial, Inc. 43 370
Carter Bankshares, Inc. 7 219
Cathay General Bancorp 21 1,285

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
CB Financial Services, Inc. 2 $ 75
Central Pacific Financial Corp. 8 298
CF Bankshares, Inc. 2 69
Chain Bridge Bancorp, Inc.,
Class
a
A* 1 46
Chemung Financial Corp. 1 81
ChoiceOne Financial Services,
Inc. 5 166
Citizens & Northern Corp. 6 152
Citizens Community Bancorp,
Inc. 3 63
Citizens Financial Services, Inc. 1 80
City Holding Co. 5 715
Civista Bancshares, Inc. 7 189
CNB Financial Corp. 10 338
Coastal Financial Corp.* 4 188
CoastalSouth Bancshares, Inc. 3 82
Colony Bankcorp, Inc. 7 148
Columbia Financial, Inc. 88 1,023
Commercial Bancgroup, Inc. 3 101
Community Bancorp 2 81
Community Financial System,
Inc. 17 1,067
Community Trust Bancorp, Inc. 5 381
Community West Bancshares 8 207
ConnectOne Bancorp, Inc. 16 503
Customers Bancorp, Inc.* 10 782
CVB Financial Corp. 56 1,242
Dime Commercial Bancshares,
Inc. 13 525
Eagle Bancorp Montana, Inc. 2 45
Eagle Bancorp, Inc. 9 246
Eagle Financial Services, Inc. 2 83
Eastern Bankshares, Inc. 72 1,581
ECB Bancorp, Inc.* 2 41
Enterprise Financial Services
Corp. 12 759
Equity Bancshares, Inc.,
Class
a
A 6 296
Esquire Financial Holdings, Inc. 2 223
Farmers & Merchants Bancorp,
Inc. 4 136
Farmers National Banc Corp. 20 312
FB Bancorp, Inc.* 6 94
FB Financial Corp. 14 797
Fidelity D&D Bancorp, Inc. 2 107
Financial Institutions, Inc. 6 243
Finwise Bancorp* 4 56
First Bancorp 13 825
First Bancorp 52 1,450
First Bancorp, Inc. (The) 4 137
First Bank 9 160
First Busey Corp. 26 783
First Business Financial
Services, Inc. 3 210
First Capital, Inc. 1 62
First Commonwealth Financial
Corp. 34 704
First Community Bankshares,
Inc. 5 242
First Community Corp. 3 99
Investments
Shares Value
Common Stocks (continued)
First Financial Bancorp 36 $ 1,175
First Financial Bankshares, Inc. 45 1,495
First Financial Corp. 4 313
First Internet Bancorp 2 55
First Interstate BancSystem,
Inc., Class
a
A 30 1,104
First Merchants Corp. 21 871
First Mid Bancshares, Inc. 8 398
First National Corp. 3 92
First Northern Community
Bancorp* 7 117
First United Corp. 2 86
First Western Financial, Inc.* 3 93
Firstsun Capital Bancorp* 8 320
Five Star Bancorp 5 229
Flagstar Bank NA 103 1,371
Franklin Financial Services
Corp. 1 62
FS Bancorp, Inc. 2 85
Fulton Financial Corp. 64 1,501
FVCBankcorp, Inc. 7 128
GBank Financial Holdings, Inc.* 3 59
German American Bancorp, Inc. 12 592
Glacier Bancorp, Inc. 45 2,084
Great Southern Bancorp, Inc. 3 235
Greene County Bancorp, Inc. 2 69
Hancock Whitney Corp. 27 2,011
Hanmi Financial Corp. 10 310
Hanover Bancorp, Inc. 1 27
Hawthorn Bancshares, Inc. 2 78
HBT Financial, Inc. 5 177
Heritage Financial Corp. 13 371
Hilltop Holdings, Inc. 13 495
Hingham Institution For Savings
(The) 1 288
Home Bancorp, Inc. 2 137
Home BancShares, Inc. 62 1,827
HomeTrust Bancshares, Inc. 5 232
Hope Bancorp, Inc. 41 565
Horizon Bancorp, Inc. 20 388
Independent Bank Corp. 6 219
Independent Bank Corp. 16 1,299
International Bancshares Corp. 18 1,263
Investar Holding Corp. 4 121
Isabella Bank Corp. 2 77
John Marshall Bancorp, Inc. 4 91
Kearny Financial Corp. 20 197
Lakeland Financial Corp. 8 473
Landmark Bancorp, Inc. 2 64
LCNB Corp. 4 77
Live Oak Bancshares, Inc. 12 473
MainStreet Bancshares, Inc. 2 50
Mechanics Bancorp 14 220
Mercantile Bank Corp. 6 359
Meridian Corp. 3 58
Metrocity Bankshares, Inc. 8 279
Metropolitan Bank Holding
Corp. 4 363
Mid Penn Bancorp, Inc. 7 255
Midland States Bancorp, Inc. 6 197

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
MVB Financial Corp. 4 $ 121
National Bank Holdings Corp.,
Class
a
A 14 578
National Bankshares, Inc. 2 82
NB Bancorp, Inc. 13 290
NBT Bancorp, Inc. 17 874
Nicolet Bankshares, Inc. 6 1,016
Northeast Bank 2 252
Northeast Community Bancorp,
Inc. 4 105
Northpointe Bancshares, Inc. 9 153
Northrim Bancorp, Inc. 7 179
Northwest Bancshares, Inc. 49 749
Norwood Financial Corp. 3 102
Oak Valley Bancorp 2 67
OceanFirst Financial Corp. 28 528
OFG Bancorp 14 729
Ohio Valley Banc Corp. 1 46
Old National Bancorp 116 2,967
Old Second Bancorp, Inc. 16 401
OP Bancorp 5 75
Orange County Bancorp, Inc. 4 152
Origin Bancorp, Inc. 10 531
Orrstown Financial Services,
Inc. 6 250
Park National Corp. 5 976
Parke Bancorp, Inc. 3 101
Pathward Financial, Inc. 7 570
PCB Bancorp 3 82
Peapack-Gladstone Financial
Corp. 5 223
Peoples Bancorp of North
Carolina, Inc. 1 44
Peoples Bancorp, Inc. 11 433
Peoples Financial Services
Corp. 3 206
Pioneer Bancorp, Inc.* 4 70
Plumas Bancorp 2 122
Ponce Financial Group, Inc.* 7 142
Preferred Bank 4 410
Primis Financial Corp. 8 127
Princeton Bancorp, Inc. 2 84
Provident Financial Services,
Inc. 43 1,006
QCR Holdings, Inc. 5 497
RBB Bancorp 5 130
Red River Bancshares, Inc. 2 200
Renasant Corp. 31 1,268
Republic Bancorp, Inc., Class
a
A 3 281
Richmond Mutual Bancorp, Inc. 4 63
S&T Bancorp, Inc. 12 594
Seacoast Banking Corp. of
Florida 32 1,087
ServisFirst Bancshares, Inc. 34 1,463
Shore Bancshares, Inc. 10 230
Sierra Bancorp 4 158
Simmons First National Corp.,
Class
a
A 48 1,084
SmartFinancial, Inc. 5 253
South Plains Financial, Inc. 5 218
Investments
Shares Value
Common Stocks (continued)
Southern First Bancshares,
Inc.* 3 $ 184
Southern Missouri Bancorp,
Inc. 3 221
Southside Bancshares, Inc. 9 284
SR Bancorp, Inc. 2 39
Stock Yards Bancorp, Inc. 9 713
Texas Capital Bancshares, Inc. 14 1,361
Third Coast Bancshares, Inc.* 5 223
Timberland Bancorp, Inc. 2 91
Tompkins Financial Corp. 4 388
Towne Bank 29 1,074
TriCo Bancshares 10 534
Triumph Financial, Inc.* 7 499
TrustCo Bank Corp. 6 340
Trustmark Corp. 18 827
UMB Financial Corp. 24 3,399
United Bankshares, Inc. 46 2,168
United Community Banks, Inc. 41 1,428
Unity Bancorp, Inc. 2 116
Univest Financial Corp. 9 374
USCB Financial Holdings, Inc. 4 89
Valley National Bancorp 162 2,210
Virginia National Bankshares
Corp. 2 93
WaFd, Inc. 24 858
Washington Trust Bancorp, Inc. 6 235
WesBanco, Inc. 31 1,240
West Bancorp, Inc. 5 141
Westamerica Bancorp 8 464
Western New England Bancorp,
Inc. 7 96
WSFS Financial Corp. 17 1,317
108,341
Beverages — 0.2%
Boston Beer Co., Inc. (The),
Class
a
A* 3 533
MGP Ingredients, Inc. 6 100
National Beverage Corp. 8 253
Vita Coco Co., Inc. (The)* 16 940
1,826
Biotechnology — 9.3%
4D Molecular Therapeutics,
Inc.* 16 226
Abeona Therapeutics, Inc.* 15 88
Absci Corp.* 47 425
ACADIA Pharmaceuticals, Inc.* 44 1,272
Achieve Life Sciences, Inc.* 26 206
Acumen Pharmaceuticals, Inc.* 16 46
ADC Therapeutics SA* 36 42
ADMA Biologics, Inc.* 76 714
Agenus, Inc.(a) 14 107
Agios Pharmaceuticals, Inc.* 19 640
Akebia Therapeutics, Inc.* 86 79
Aktis Oncology, Inc.* 7 181
Alector, Inc.* 33 75
Alkermes plc* 57 2,678
Allogene Therapeutics, Inc.* 89 178

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Altimmune, Inc.* 66 $ 205
ALX Oncology Holdings, Inc.* 36 69
AnaptysBio, Inc.* 6 342
Anavex Life Sciences Corp.(a) 31 87
Anika Therapeutics, Inc.* 4 83
Annexon, Inc.* 53 262
Apogee Therapeutics, Inc.* 15 2,026
Arbutus Biopharma Corp.* 56 284
Arcturus Therapeutics Holdings,
Inc.* 10 148
Arcus Biosciences, Inc.* 31 908
Arcutis Biotherapeutics, Inc.* 40 959
Ardelyx, Inc.* 81 306
Armata Pharmaceuticals, Inc.* 5 28
ArriVent Biopharma, Inc.* 12 361
ARS Pharmaceuticals, Inc.* 21 126
Assembly Biosciences, Inc.(a) 3 101
Atrium Therapeutics, Inc.* 6 80
Aura Biosciences, Inc.* 15 108
Aurinia Pharmaceuticals, Inc.* 39 628
Avalo Therapeutics, Inc.* 15 290
Beam Therapeutics, Inc.* 33 971
Benitec Biopharma, Inc.* 8 97
Bicara Therapeutics, Inc.* 14 324
BioCryst Pharmaceuticals, Inc.* 77 747
Biohaven Ltd.* 44 672
Black Diamond Therapeutics,
Inc.* 16 34
Bright Minds Biosciences, Inc.* 2 143
C4 Therapeutics, Inc.* 34 126
Cabaletta Bio, Inc.* 38 118
CAMP4 Therapeutics Corp.* 11 44
Candel Therapeutics, Inc.* 21 274
Canton Strategic Holdings, Inc.* 15 34
Capricor Therapeutics, Inc.* 18 178
CareDx, Inc.* 17 852
Caribou Biosciences, Inc.* 31 48
Cartesian Therapeutics, Inc.* 5 46
Celcuity, Inc.* 12 1,069
Celldex Therapeutics, Inc.* 25 991
Century Therapeutics, Inc.* 43 88
CG oncology, Inc.* 24 1,804
Climb Bio, Inc.* 12 165
Cogent Biosciences, Inc.* 57 1,995
Coherus Oncology, Inc.* 45 61
Compass Therapeutics, Inc.* 45 108
Connect Biopharma Holdings
Ltd., ADR* 6 13
Corbus Pharmaceuticals
Holdings, Inc.* 6 65
Corvus Pharmaceuticals, Inc.* 23 323
Crescent Biopharma, Inc.* 10 166
CRISPR Therapeutics AG(a) 30 1,709
Cullinan Therapeutics, Inc.* 21 463
Cytokinetics, Inc.* 45 3,191
CytomX Therapeutics, Inc.* 60 202
Damora Therapeutics, Inc.* 17 479
Denali Therapeutics, Inc.* 48 1,140
Design Therapeutics, Inc.* 11 166
DiaMedica Therapeutics, Inc.* 13 83
Investments
Shares Value
Common Stocks (continued)
Dianthus Therapeutics, Inc.* 15 $ 1,584
Disc Medicine, Inc.* 9 708
Dyne Therapeutics, Inc.* 50 1,272
Editas Medicine, Inc.* 33 101
Eikon Therapeutics, Inc.* 8 84
Eledon Pharmaceuticals, Inc.* 26 77
Elicio Therapeutics, Inc.(a) 5 13
Emergent BioSolutions, Inc.* 18 110
Enanta Pharmaceuticals, Inc.* 10 133
Entrada Therapeutics, Inc.* 10 71
Erasca, Inc.* 73 1,305
Evommune, Inc.* 5 63
Fennec Pharmaceuticals, Inc.* 10 124
First Tracks Biotherapeutics,
Inc.* 8 335
Foghorn Therapeutics, Inc.* 13 75
Galectin Therapeutics, Inc.* 16 63
Generate Biomedicines, Inc.* 9 137
Geron Corp.* 183 273
GRAIL, Inc.* 13 1,032
Greenwich Lifesciences, Inc.(a) 5 75
Gyre Therapeutics, Inc.* 7 46
Heron Therapeutics, Inc.(a) 61 19
Hyperliquid Strategies, Inc.* 44 539
Ideaya Biosciences, Inc.* 27 1,083
Immix Biopharma, Inc.* 14 196
Immuneering Corp., Class
a
A(a) 18 90
ImmunityBio, Inc.* 129 1,026
Immunome, Inc.* 35 959
Immunovant, Inc.* 28 1,143
Inhibikase Therapeutics, Inc.* 42 97
Inhibrx Biosciences, Inc.* 3 380
Intellia Therapeutics, Inc.* 46 586
Invivyd, Inc.* 70 67
Iovance Biotherapeutics, Inc.* 132 1,078
Ironwood Pharmaceuticals,
Inc., Class
a
A* 57 242
Jade Biosciences, Inc.* 10 214
Janux Therapeutics, Inc.* 16 292
Kailera Therapeutics, Inc.* 16 246
Karyopharm Therapeutics, Inc.* 7 14
Keros Therapeutics, Inc.* 7 78
Kiniksa Pharmaceuticals
International plc, Class
a
A* 14 1,101
Kodiak Sciences, Inc.* 13 486
Korro Bio, Inc.* 5 62
Krystal Biotech, Inc.* 8 2,875
Kura Oncology, Inc.* 28 354
Kymera Therapeutics, Inc.* 20 2,376
Kyverna Therapeutics, Inc.* 15 127
Larimar Therapeutics, Inc.* 22 84
Lexeo Therapeutics, Inc.* 24 114
Lineage Cell Therapeutics, Inc.
(a) 62 68
Lyell Immunopharma, Inc.* 4 57
MacroGenics, Inc.* 21 84
MannKind Corp.* 101 405
MapLight Therapeutics, Inc.* 4 52
MeiraGTx Holdings plc* 20 276
MiMedx Group, Inc.* 42 191

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Mineralys Therapeutics, Inc.* 19 $ 488
Minerva Neurosciences, Inc.(a) 12 55
Mirum Pharmaceuticals, Inc.* 15 1,471
Monopar Therapeutics, Inc.* 1 112
Monte Rosa Therapeutics, Inc.* 25 348
Myriad Genetics, Inc.* 31 100
Neurogene, Inc.* 4 145
Nkarta, Inc.* 15 41
Novavax, Inc.* 52 487
Nurix Therapeutics, Inc.* 33 851
Nuvectis Pharma, Inc.* 6 136
Ocugen, Inc.* 115 153
Olema Pharmaceuticals, Inc.* 26 271
OnKure Therapeutics, Inc.,
Class
a
A* 9 33
Opus Genetics, Inc.* 18 65
Organogenesis Holdings, Inc.,
Class
a
A* 23 40
ORIC Pharmaceuticals, Inc.* 25 325
Oruka Therapeutics, Inc.* 16 1,482
Ovid Therapeutics, Inc.* 52 139
Palisade Bio, Inc.* 51 99
Palvella Therapeutics, Inc.* 4 610
Perspective Therapeutics, Inc.* 34 107
Praxis Precision Medicines,
Inc.* 8 2,802
Precigen, Inc.* 64 444
Precision BioSciences, Inc.* 9 69
Prelude Therapeutics, Inc.* 10 56
Prime Medicine, Inc.* 31 111
ProKidney Corp., Class
a
A(a) 25 47
Protagonist Therapeutics, Inc.* 20 2,955
Protalix BioTherapeutics, Inc.* 25 64
Protara Therapeutics, Inc.* 18 69
Prothena Corp. plc* 15 140
PTC Therapeutics, Inc.* 27 1,878
Puma Biotechnology, Inc.* 15 137
Recursion Pharmaceuticals,
Inc., Class
a
A(a) 170 578
REGENXBIO, Inc.* 17 161
Relay Therapeutics, Inc.* 53 974
Replimune Group, Inc.* 27 413
Rezolute, Inc.* 26 122
Rhythm Pharmaceuticals, Inc.* 18 1,910
Rigel Pharmaceuticals, Inc.* 6 277
Rocket Pharmaceuticals, Inc.* 30 112
SAB Biotherapeutics, Inc.* 15 56
Sagimet Biosciences, Inc.,
Class
a
A* 20 205
Sana Biotechnology, Inc.* 62 240
Sarepta Therapeutics, Inc.* 35 736
Savara, Inc.* 52 280
Scholar Rock Holding Corp.* 38 2,158
SELLAS Life Sciences Group,
Inc.(a) 63 840
Shattuck Labs, Inc.* 21 147
Sionna Therapeutics, Inc.* 7 42
Solid Biosciences, Inc.* 26 249
Spruce Biosciences, Inc.* 1 59
Spyre Therapeutics, Inc.* 24 2,144
Investments
Shares Value
Common Stocks (continued)
Stoke Therapeutics, Inc.* 18 $ 562
Surrozen, Inc.* 2 44
Sutro Biopharma, Inc.* 5 101
Syndax Pharmaceuticals, Inc.* 30 579
Tango Therapeutics, Inc.* 46 1,051
Taysha Gene Therapies, Inc.* 79 450
Tectonic Therapeutic, Inc.* 3 90
Tenax Therapeutics, Inc.* 9 17
TG Therapeutics, Inc.* 49 2,661
Tonix Pharmaceuticals Holding
Corp.* 6 85
Travere Therapeutics, Inc.* 29 1,922
TriSalus Life Sciences, Inc.* 16 79
Twist Bioscience Corp.* 21 2,919
Tyra Biosciences, Inc.* 12 300
Ultragenyx Pharmaceutical,
Inc.* 33 832
Unicycive Therapeutics, Inc.* 9 47
Upstream Bio, Inc.* 12 79
UroGen Pharma Ltd.* 14 603
Vanda Pharmaceuticals, Inc.* 18 97
Vaxcyte, Inc.* 44 2,673
Vera Therapeutics, Inc.,
Class
a
A* 21 716
Veracyte, Inc.* 26 1,123
Verastem, Inc.* 27 195
Vericel Corp.* 17 678
Vir Biotechnology, Inc.* 43 470
Viridian Therapeutics, Inc.* 31 718
Vor BioPharma, Inc.* 13 292
Voyager Therapeutics, Inc.* 18 62
Whitehawk Therapeutics, Inc.* 11 50
X4 Pharmaceuticals, Inc.* 27 109
Xencor, Inc.* 22 600
Xenon Pharmaceuticals, Inc.* 32 1,927
Z Squared, Inc.* 15 44
Zenas Biopharma, Inc.(a) 9 291
Zentalis Pharmaceuticals, Inc.* 17 64
Zura Bio Ltd., Class
a
A(a) 20 111
Zymeworks, Inc.* 15 441
109,204
Broadline Retail — 0.1%
1stdibs.com, Inc.* 9 39
Groupon, Inc., Class
a
A(a) 10 192
Kohl's Corp. 37 660
Pattern Group, Inc., Class
a
A* 11 228
Savers Value Village, Inc.* 13 134
1,253
Building Products — 1.0%
Apogee Enterprises, Inc. 7 273
AZZ, Inc. 10 1,372
CSW Industrials, Inc. 5 1,545
Gibraltar Industries, Inc.* 10 450
Griffon Corp. 13 1,266
Insteel Industries, Inc. 6 181
Janus International Group, Inc.* 46 228
Masterbrand, Inc.* 68 561

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Quanex Building Products
Corp. 18 $ 346
Resideo Technologies, Inc.* 45 871
Tecnoglass Holdings, Inc. 8 317
UFP Industries, Inc. 18 1,521
Zurn Elkay Water Solutions
Corp. 51 2,438
11,369
Capital Markets — 1.9%
Acadian Asset Management,
Inc. 9 848
AlTi Global, Inc.* 17 66
Artisan Partners Asset
Management, Inc., Class
a
A 21 894
Bakkt, Inc., Class
a
A* 11 84
BGC Group, Inc., Class
a
A 126 1,513
BRC Group Holdings, Inc.* 8 55
Chaince Digital Holdings, Inc.* 23 69
Cohen & Steers, Inc. 9 726
DigitalBridge Group, Inc. 59 939
Donnelley Financial Solutions,
Inc.* 8 386
GCM Grosvenor, Inc., Class
a
A 20 276
Gemini Space Station, Inc.,
Class
a
A* 14 63
Innventure, Inc.(a) 19 25
Marex Group Ltd. 20 1,450
MarketWise, Inc. 1 18
Miami International Holdings,
Inc.* 25 1,072
Moelis & Co., Class
a
A 24 1,634
Patria Investments Ltd., Class
a
A 22 249
Perella Weinberg Partners,
Class
a
A 24 399
Piper Sandler Cos. 23 1,726
PJT Partners, Inc., Class
a
A 8 1,443
Ridgepost Capital, Inc., Class
a
A 20 172
SHARPLINK, Inc.* 63 544
StepStone Group, Inc., Class
a
A 25 1,306
StoneX Group, Inc.* 36 2,465
Victory Capital Holdings, Inc.,
Class
a
A 14 1,652
Virtus Investment Partners, Inc. 2 331
Wealthfront Corp.* 13 120
Webull Corp.* 111 1,052
Westwood Holdings Group, Inc. 2 39
WisdomTree, Inc. 45 1,083
22,699
Chemicals — 1.6%
AdvanSix, Inc. 10 168
Alto Ingredients, Inc.* 25 99
Ashland, Inc. 15 1,100
ASP Isotopes, Inc.* 41 165
Aspen Aerogels, Inc.* 23 113
Avient Corp. 30 1,322
Balchem Corp. 11 1,935
Cabot Corp. 17 1,406
Chemours Co. (The) 51 794
Investments
Shares Value
Common Stocks (continued)
Core Molding Technologies,
Inc.* 3 $ 75
Ecovyst, Inc.* 38 386
Flotek Industries, Inc.* 5 119
FMC Corp. 44 507
Hawkins, Inc. 6 722
HB Fuller Co. 18 989
Huntsman Corp. 58 556
Ingevity Corp.* 12 831
Innospec, Inc. 8 751
Intrepid Potash, Inc.* 4 155
Koppers Holdings, Inc. 6 275
Kronos Worldwide, Inc. 8 71
LSB Industries, Inc.* 20 213
Mativ Holdings, Inc. 19 226
Minerals Technologies, Inc. 10 709
Orion SA 19 119
Perimeter Solutions, Inc.* 52 1,586
PureCycle Technologies, Inc.(a) 50 327
Quaker Chemical Corp. 4 663
Rayonier Advanced Materials,
Inc.* 21 180
Sensient Technologies Corp. 14 1,889
Stepan Co. 7 438
Tronox Holdings plc 41 217
19,106
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. 19 886
ACCO Brands Corp. 31 133
ACV Auctions, Inc., Class
a
A* 59 415
BrightView Holdings, Inc.* 24 267
Brink's Co. (The) 13 1,416
Casella Waste Systems, Inc.,
Class
a
A* 21 1,937
Cimpress plc* 6 535
Civeo Corp.* 3 100
CompX International, Inc. 1 32
CoreCivic, Inc.* 33 1,096
Deluxe Corp. 14 323
Ennis, Inc. 8 171
Enviri Corp.* 9 200
GEO Group, Inc. (The)* 42 1,336
Healthcare Services Group,
Inc.* 24 528
HNI Corp. 23 1,114
Interface, Inc., Class
a
A 19 720
Liquidity Services, Inc.* 8 333
MillerKnoll, Inc. 25 565
NLI Holdings, Inc. 4 27
Onterris, Inc.* 12 201
OPENLANE, Inc.* 35 1,246
Perma-Fix Environmental
Services, Inc.* 10 181
Pitney Bowes, Inc. 48 822
Quad/Graphics, Inc. 11 111
UniFirst Corp. 5 1,383
Vestis Corp.* 31 388
16,466

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 26 $ 202
Aviat Networks, Inc.* 4 80
BK Technologies Corp.* 1 72
Calix, Inc.* 19 724
Clearfield, Inc.* 4 116
Digi International, Inc.* 12 899
Extreme Networks, Inc.* 43 967
Harmonic, Inc.* 37 443
Inseego Corp.* 5 21
KVH Industries, Inc.* 5 38
Lantronix, Inc.* 12 64
NETGEAR, Inc.* 9 190
NetScout Systems, Inc.* 23 893
Ondas, Inc.(a) 162 1,240
Ribbon Communications, Inc.* 31 62
Viasat, Inc.* 43 2,893
Vistance Networks, Inc. 74 467
9,371
Construction & Engineering — 1.4%
Ameresco, Inc., Class
a
A* 11 243
Arcosa, Inc. 16 2,325
Argan, Inc. 4 1,700
Bowman Consulting Group
Ltd., Class
a
A* 5 213
Cardinal Infrastructure Group,
Inc., Class
a
A* 6 222
Centuri Holdings, Inc.* 31 633
Concrete Pumping Holdings,
Inc.* 8 72
Construction Partners, Inc.,
Class
a
A* 16 1,699
Fluor Corp.* 48 2,616
Granite Construction, Inc. 14 1,688
Legence Corp., Class
a
A* 19 1,018
Limbach Holdings, Inc.* 4 165
Matrix Service Co.* 10 108
MYR Group, Inc.* 5 1,457
NWPX Infrastructure, Inc.* 3 330
Orion Group Holdings, Inc.* 14 132
Shimmick Corp.* 4 14
Tutor Perini Corp. 15 1,328
15,963
Construction Materials — 0.2%
Knife River Corp.* 19 1,191
Smith-Midland Corp.* 1 26
Titan America SA 9 134
United States Lime & Minerals,
Inc. 4 473
1,824
Consumer Finance — 1.0%
Atlanticus Holdings Corp.* 2 181
Bread Financial Holdings, Inc. 13 1,358
Consumer Portfolio Services,
Inc.* 4 37
Dave, Inc.* 3 1,079
Investments
Shares Value
Common Stocks (continued)
Encore Capital Group, Inc.* 7 $ 679
Enova International, Inc.* 8 1,814
FirstCash Holdings, Inc. 13 2,788
Green Dot Corp., Class
a
A* 19 252
Happen, Inc.* 38 668
Jefferson Capital, Inc. 7 146
LendingTree, Inc.* 4 112
Medallion Financial Corp. 6 71
Navient Corp. 22 209
Nelnet, Inc., Class
a
A 5 626
NerdWallet, Inc., Class
a
A* 12 119
Oportun Financial Corp.* 14 103
OppFi, Inc.* 9 62
PRA Group, Inc.* 15 282
PROG Holdings, Inc. 13 496
Regional Management Corp. 3 96
Upstart Holdings, Inc.* 29 832
World Acceptance Corp.* 1 184
12,194
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 11 714
Chefs' Warehouse, Inc. (The)* 12 1,350
Grocery Outlet Holding Corp.* 32 382
Ingles Markets, Inc., Class
a
A 5 409
Natural Grocers by Vitamin
Cottage, Inc. 4 109
PriceSmart, Inc. 9 1,530
United Natural Foods, Inc.* 20 877
Village Super Market, Inc.,
Class
a
A 3 130
Weis Markets, Inc. 4 284
Yesway, Inc., Class
a
A* 5 125
5,910
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 49 249
Greif, Inc., Class
a
A 8 662
Greif, Inc., Class
a
B 2 211
Myers Industries, Inc. 12 385
O-I Glass, Inc.* 53 385
Ranpak Holdings Corp.,
Class
a
A* 17 81
TriMas Corp. 9 349
2,322
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 8 388
Gold. Com, Inc. 6 270
Weyco Group, Inc. 2 90
748
Diversified Consumer Services — 1.0%
American Public Education,
Inc.* 6 274
Carriage Services, Inc., Class
a
A 5 168
Coursera, Inc.* 73 476
Covista, Inc.* 11 1,455
Driven Brands Holdings, Inc.* 21 261

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Frontdoor, Inc.* 23 $ 1,860
Graham Holdings Co., Class
a
B 1 1,129
KinderCare Learning Cos., Inc.* 11 28
Laureate Education, Inc.* 41 1,539
Lincoln Educational Services
Corp.* 10 251
Matthews International Corp.,
Class
a
A 10 208
McGraw Hill, Inc.* 9 118
OneSpaWorld Holdings Ltd. 34 844
Perdoceo Education Corp. 21 698
Phoenix Education Partners,
Inc. 2 58
Strategic Education, Inc. 7 580
Stride, Inc.* 14 1,214
Universal Technical Institute,
Inc.* 16 338
11,499
Diversified REITs — 0.4%
AH Realty Trust, Inc., REIT 26 168
Alpine Income Property Trust,
Inc., REIT 6 117
American Assets Trust, Inc.,
REIT 18 404
Broadstone Net Lease, Inc.,
REIT 64 1,335
CTO Realty Growth, Inc., REIT 11 235
Essential Properties Realty
Trust, Inc., REIT 72 2,160
Gladstone Commercial Corp.,
REIT 17 220
Global Net Lease, Inc., REIT 64 588
NexPoint Diversified Real
Estate Trust, REIT 13 69
5,296
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 4 364
ATN International, Inc. 3 91
Bandwidth, Inc., Class
a
A* 10 484
Cogent Communications
Holdings, Inc. 17 162
IDT Corp., Class
a
B 5 341
Liberty Capital Corp., Class
a
A* 1 27
Liberty Capital Corp., Class
a
C* 11 286
Liberty Latin America Ltd.,
Class
a
A* 11 95
Liberty Latin America Ltd.,
Class
a
C* 45 385
Lumen Technologies, Inc.* 320 2,000
Shenandoah
Telecommunications Co. 17 210
Uniti Group, Inc.* 59 585
5,030
Electric Utilities — 0.6%
Genie Energy Ltd., Class
a
B 8 119
Hawaiian Electric Industries,
Inc.* 57 640
MGE Energy, Inc. 12 932
Investments
Shares Value
Common Stocks (continued)
Otter Tail Corp. 13 $ 1,176
Portland General Electric Co. 40 1,954
TXNM Energy, Inc. 35 2,016
6,837
Electrical Equipment — 0.9%
Allient, Inc. 5 470
American Superconductor
Corp.* 15 431
Amprius Technologies, Inc.* 47 464
Array Technologies, Inc.* 53 234
Atkore, Inc. 11 1,031
Babcock & Wilcox Enterprises,
Inc.* 46 347
ChargePoint Holdings, Inc.* 9 49
Energy Vault Holdings, Inc.* 47 160
EnerSys 12 2,206
Enovix Corp.(a) 66 223
Eos Energy Enterprises, Inc.* 115 370
Espey Mfg. & Electronics Corp. 1 63
Fluence Energy, Inc.* 29 313
FuelCell Energy, Inc.* 21 362
GrafTech International Ltd.* 6 43
Hyliion Holdings Corp.* 44 153
LSI Industries, Inc. 12 235
NANO Nuclear Energy, Inc.(a) 17 311
Net Power, Inc.* 15 27
NuScale Power Corp., Class
a
A* 108 1,001
Plug Power, Inc.(a) 450 972
Power Solutions International,
Inc.* 3 109
Preformed Line Products Co. 1 401
SES AI Corp.* 86 45
Shoals Technologies Group,
Inc., Class
a
A* 59 408
Sunrun, Inc.* 77 660
Tigo Energy, Inc.* 13 14
11,102
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.* 10 107
ADI Global Distribution, Inc.* 25 547
Aeva Technologies, Inc.* 11 172
Arlo Technologies, Inc.* 36 473
Badger Meter, Inc. 10 1,355
Bel Fuse, Inc., Class
a
A 1 205
Bel Fuse, Inc., Class
a
B 4 997
Belden, Inc. 13 1,488
Benchmark Electronics, Inc. 12 843
Climb Global Solutions, Inc. 5 143
Crane NXT Co. 16 782
CTS Corp. 9 508
Daktronics, Inc.* 17 332
ePlus, Inc. 9 792
Evolv Technologies Holdings,
Inc.* 57 297
Forward Industries, Inc.* 21 133
Frequency Electronics, Inc.* 2 121
Insight Enterprises, Inc.* 9 1,413
Itron, Inc.* 14 1,358

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Kimball Electronics, Inc.* 8 $ 189
Knowles Corp.* 28 957
LightPath Technologies, Inc.,
Class
a
A* 19 191
Lightwave Logic, Inc.* 56 304
Methode Electronics, Inc. 12 219
Mirion Technologies, Inc.,
Class
a
A* 80 1,206
M-Tron Industries, Inc.* 1 76
Napco Security Technologies,
Inc. 11 399
nLight, Inc.* 18 761
Novanta, Inc.* 12 1,755
OSI Systems, Inc.* 5 1,040
Ouster, Inc.* 20 689
PC Connection, Inc. 4 319
Plexus Corp.* 9 2,155
Powerfleet, Inc.* 44 132
RF Industries Ltd.* 4 42
Richardson Electronics Ltd. 8 139
Rogers Corp.* 6 753
ScanSource, Inc.* 7 400
SmartRent, Inc., Class
a
A* 59 78
Unusual Machines, Inc.(a) 15 355
Vishay Intertechnology, Inc. 47 1,430
Vishay Precision Group, Inc.* 4 247
Vuzix Corp.* 23 60
25,962
Energy Equipment & Services — 2.3%
Archrock, Inc. 59 1,860
Atlas Energy Solutions, Inc.,
Class
a
A* 28 367
Borr Drilling Ltd.* 79 354
Bristow Group, Inc., Class
a
A 9 409
Cactus, Inc., Class
a
A 23 1,617
Core Laboratories, Inc. 16 199
Energy Services of America
Corp. 6 70
Expro Ltd.* 28 507
Flowco Holdings, Inc., Class
a
A 12 263
Forum Energy Technologies,
Inc.* 3 246
Helix Energy Solutions Group,
Inc.* 47 484
Helmerich & Payne, Inc. 32 1,395
HMH Holding, Inc., Class
a
A* 3 58
Innovex International, Inc.* 15 460
Kodiak Gas Services, Inc. 33 1,939
Liberty Energy, Inc., Class
a
A 53 1,045
Nabors Industries Ltd.* 5 468
National Energy Services
Reunited Corp.* 20 702
Natural Gas Services Group,
Inc. 4 141
Noble Corp. plc 43 1,971
Oceaneering International, Inc.* 32 1,656
Oil States International, Inc.* 19 168
Patterson-UTI Energy, Inc. 116 1,466
ProFrac Holding Corp.,
Class
a
A* 10 51
Investments
Shares Value
Common Stocks (continued)
ProPetro Holding Corp.* 33 $ 375
Ranger Energy Services, Inc.,
Class
a
A 8 134
RPC, Inc. 34 222
SEACOR Marine Holdings, Inc.* 8 76
Seadrill Ltd.* 21 1,023
Select Water Solutions, Inc.,
Class
a
A 38 741
Smart Sand, Inc. 11 58
Solaris Energy Infrastructure,
Inc., Class
a
A(a) 17 863
TETRA Technologies, Inc.* 45 310
Tidewater, Inc.* 16 1,490
Transocean Ltd.* 325 1,888
Valaris Ltd.* 19 1,641
26,717
Entertainment — 0.6%
AMC Entertainment Holdings,
Inc., Class
a
A* 206 544
Atlanta Braves Holdings, Inc.,
Class
a
A* 2 110
Atlanta Braves Holdings, Inc.,
Class
a
C* 16 793
Cinemark Holdings, Inc. 35 1,246
CuriosityStream, Inc. 15 40
IMAX Corp.* 15 768
Lionsgate Studios Corp.* 68 771
Madison Square Garden
Entertainment Corp., Class
a
A* 13 1,010
Marcus Corp. (The) 7 199
Playtika Holding Corp. 19 43
Reservoir Media, Inc.* 7 68
Sphere Entertainment Co.* 9 1,227
Starz Entertainment Corp.* 4 106
Stubhub Holdings, Inc.,
Class
a
A* 74 472
7,397
Financial Services — 2.0%
Acacia Research Corp.* 12 53
Alerus Financial Corp. 8 263
Better Home & Finance Holding
Co.* 4 55
Bladex, Inc., Class
a
E 10 539
Burford Capital Ltd. 68 282
Cannae Holdings, Inc. 14 218
Cass Information Systems, Inc. 4 224
Compass Diversified Holdings* 23 266
Dlocal Ltd., Class
a
A 30 445
Enact Holdings, Inc. 9 434
Essent Group Ltd. 29 1,959
EVERTEC, Inc. 20 593
Federal Agricultural Mortgage
Corp., Class
a
C 3 660
Finance of America Cos., Inc.,
Class
a
A* 1 18
Flywire Corp.* 40 756
HA Sustainable Infrastructure
Capital, Inc. 44 1,740

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
International Money Express,
Inc.* 10 $ 145
Jackson Financial, Inc., Class
a
A 21 2,802
loanDepot, Inc., Class
a
A* 41 39
Marqeta, Inc., Class
a
A* 29 476
Merchants Bancorp 8 421
NCR Atleos Corp.* 24 1,102
NewtekOne, Inc. 9 106
NMI Holdings, Inc., Class
a
A* 25 1,109
Onity Group, Inc.* 2 68
Pagseguro Digital Ltd., Class
a
A 58 523
Paymentus Holdings, Inc.,
Class
a
A* 19 676
Payoneer Global, Inc.* 87 618
Paysafe Ltd.* 9 58
Paysign, Inc.* 15 187
PennyMac Financial Services,
Inc. 10 731
Priority Technology Holdings,
Inc.* 12 64
Radian Group, Inc. 45 1,614
Remitly Global, Inc.* 62 1,658
Repay Holdings Corp., Class
a
A* 22 79
Security National Financial
Corp., Class
a
A* 6 52
Sezzle, Inc.(a) 5 603
StoneCo Ltd., Class
a
A 77 747
Velocity Financial, Inc.* 5 90
Walker & Dunlop, Inc. 11 446
Waterstone Financial, Inc. 5 105
23,024
Food Products — 0.5%
Alico, Inc. 2 79
B&G Foods, Inc. 26 90
BRC, Inc., Class
a
A* 3 24
Cal-Maine Foods, Inc. 14 1,105
Del Monte Corp. 11 349
Dole plc 26 360
Flowers Foods, Inc. 64 443
J & J Snack Foods Corp. 5 441
John B Sanfilippo & Son, Inc. 3 221
Lifeway Foods, Inc.* 2 52
Limoneira Co. 6 83
Mama's Creations, Inc.* 13 211
Marzetti Co. (The) 6 676
Mission Produce, Inc.* 19 242
Once Upon a Farm PBC* 7 121
Seneca Foods Corp., Class
a
A* 1 198
Simply Good Foods Co. (The)* 28 321
Utz Brands, Inc. 25 355
Vital Farms, Inc.* 13 139
Westrock Coffee Co.* 13 101
5,611
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 43 1,644
Chesapeake Utilities Corp. 8 1,068
New Jersey Resources Corp. 33 1,760
Investments
Shares Value
Common Stocks (continued)
Northwest Natural Holding Co. 14 $ 687
ONE Gas, Inc. 21 1,665
RGC Resources, Inc. 3 64
Southwest Gas Holdings, Inc. 24 2,120
Spire, Inc. 19 1,555
10,563
Ground Transportation — 0.3%
ArcBest Corp. 7 966
Covenant Logistics Group, Inc.,
Class
a
A 5 177
FTAI Infrastructure, Inc.(a) 38 132
Heartland Express, Inc. 14 173
Hertz Global Holdings, Inc.* 44 100
Marten Transport Ltd. 20 288
Proficient Auto Logistics, Inc.* 9 45
RXO, Inc.* 55 1,169
Universal Logistics Holdings,
Inc.(a) 2 37
Werner Enterprises, Inc. 20 784
3,871
Health Care Equipment & Supplies — 2.7%
Acme United Corp. 1 62
Alphatec Holdings, Inc.* 43 403
AngioDynamics, Inc.* 13 210
Anteris Technologies Global
Corp.* 27 232
Artivion, Inc.* 15 405
AtriCure, Inc.* 16 774
Axogen, Inc.* 17 863
Beta Bionics, Inc.* 13 259
Bioventus, Inc., Class
a
A* 17 232
Butterfly Network, Inc.* 70 552
CapsoVision, Inc.* 12 70
Carlsmed, Inc.* 4 65
Ceribell, Inc.* 9 216
Cerus Corp.* 66 174
ClearPoint Neuro, Inc.* 10 151
CONMED Corp. 10 498
CVRx, Inc.* 6 18
Delcath Systems, Inc.* 10 165
DENTSPLY SIRONA, Inc. 69 771
Electromed, Inc.* 2 56
Embecta Corp. 20 103
Enovis Corp.* 19 467
Establishment Labs Holdings,
Inc.* 9 624
Glaukos Corp.* 19 3,412
Haemonetics Corp.* 15 1,546
Hyperfine, Inc., Class
a
A* 27 22
ICU Medical, Inc.* 8 1,384
Inogen, Inc.* 9 48
Inspire Medical Systems, Inc.* 9 567
Integer Holdings Corp.* 11 1,378
Integra LifeSciences Holdings
Corp.* 23 389
iRadimed Corp. 3 259
IRhythm Holdings, Inc.* 11 1,308

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Kestra Medical Technologies
Ltd.* 9 $ 232
KORU Medical Systems, Inc.* 16 53
Lantheus Holdings, Inc.* 21 2,120
LeMaitre Vascular, Inc. 7 562
LivaNova plc* 18 1,437
Lucid Diagnostics, Inc.* 51 50
Merit Medical Systems, Inc.* 19 1,723
MiniMed Group, Inc.* 11 223
Neogen Corp.* 74 855
NeuroPace, Inc.* 10 146
Novocure Ltd.* 35 618
Omnicell, Inc.* 15 527
OraSure Technologies, Inc.* 22 79
Orchestra BioMed Holdings,
Inc.* 14 71
Orthofix Medical, Inc.* 14 131
OrthoPediatrics Corp.* 6 140
Procept Biorobotics Corp.* 20 424
Pro-Dex, Inc.* 1 62
Pulse Biosciences, Inc.* 6 302
QuidelOrtho Corp.* 23 332
RxSight, Inc.* 14 103
Sanara Medtech, Inc.* 1 35
Senseonics Holdings, Inc.(a) 14 129
Shoulder Innovations, Inc.* 3 63
SI-BONE, Inc.* 16 304
Sight Sciences, Inc.* 14 119
STAAR Surgical Co.* 11 248
Stereotaxis, Inc.(a) 23 33
Strive, Inc., Class
a
A(a) 21 509
Tactile Systems Technology,
Inc.* 7 161
Tandem Diabetes Care, Inc.* 25 550
TransMedics Group, Inc.* 11 934
UFP Technologies, Inc.* 2 596
Utah Medical Products, Inc. 1 71
Varex Imaging Corp.* 16 296
31,921
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.* 32 882
Accendra Health, Inc.* 24 29
AdaptHealth Corp., Class
a
A* 34 190
Addus HomeCare Corp.* 6 688
agilon health, Inc.* 4 352
AirSculpt Technologies, Inc.* 4 10
Alignment Healthcare, Inc.* 69 925
AMN Healthcare Services, Inc.* 13 446
Ardent Health, Inc.* 9 97
Astrana Health, Inc.* 15 572
Aveanna Healthcare Holdings,
Inc.* 26 349
BrightSpring Health Services,
Inc.* 56 3,270
Brookdale Senior Living, Inc.* 80 943
Castle Biosciences, Inc.* 10 330
Clover Health Investments
Corp., Class
a
A* 139 577
Investments
Shares Value
Common Stocks (continued)
Community Health Systems,
Inc.* 45 $ 131
Concentra Group Holdings
Parent, Inc. 40 1,350
CorVel Corp.* 10 689
Fulgent Genetics, Inc.* 7 136
GeneDx Holdings Corp.,
Class
a
A* 6 509
Guardian Pharmacy Services,
Inc., Class
a
A* 6 222
HealthEquity, Inc.* 27 2,607
Hims & Hers Health, Inc.(a) 71 2,100
Hinge Health, Inc., Class
a
A* 13 1,203
InfuSystem Holdings, Inc.* 7 85
Innovage Holding Corp.* 8 86
LifeStance Health Group, Inc.* 65 803
Lumexa Imaging Holdings, Inc.* 7 82
National HealthCare Corp. 4 866
NeoGenomics, Inc.* 43 770
NRC Health 4 84
Nutex Health, Inc.* 2 377
Omada Health, Inc.* 11 270
OPKO Health, Inc.* 133 195
Option Care Health, Inc.* 52 1,219
PACS Group, Inc.* 15 635
Pediatrix Medical Group, Inc.* 29 761
Pennant Group, Inc. (The)* 11 404
Privia Health Group, Inc.* 40 820
Progyny, Inc.* 23 589
RadNet, Inc.* 23 1,744
SBC Medical Group Holdings,
Inc.* 7 28
Sonida Senior Living, Inc.* 9 337
Starling Oncology, Inc.* 26 154
Strata Critical Medical, Inc.* 23 130
Surgery Partners, Inc.* 27 375
U.S. Physical Therapy, Inc. 5 389
Viemed Healthcare, Inc.* 12 106
29,916
Health Care REITs — 0.7%
CareTrust REIT, Inc. 74 2,882
Chiron Real Estate, Inc., REIT 4 146
Community Healthcare Trust,
Inc., REIT 10 147
Diversified Healthcare Trust,
REIT 74 560
LTC Properties, Inc., REIT 16 645
National Health Investors, Inc.,
REIT 16 1,138
National Healthcare Properties,
Inc., Class
a
A, REIT 16 257
Sabra Health Care REIT, Inc. 84 1,713
Strawberry Fields REIT, Inc. 4 54
Universal Health Realty Income
Trust, REIT 4 164
7,706
Health Care Technology — 0.4%
Certara, Inc.* 40 332

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Claritev Corp.* 3 $ 119
Evolent Health, Inc., Class
a
A* 40 180
HealthStream, Inc. 8 232
HeartFlow, Inc.* 26 1,310
LifeMD, Inc.* 14 43
Phreesia, Inc.* 17 208
Schrodinger, Inc.* 21 410
Simulations Plus, Inc.* 7 129
Teladoc Health, Inc.* 62 393
Waystar Holding Corp.* 39 1,021
4,377
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. 74 1,180
Braemar Hotels & Resorts, Inc.,
REIT 20 40
Chatham Lodging Trust, REIT 16 208
DiamondRock Hospitality Co.,
REIT 70 862
Park Hotels & Resorts, Inc.,
REIT 63 964
Pebblebrook Hotel Trust, REIT 38 688
RLJ Lodging Trust, REIT 43 475
Ryman Hospitality Properties,
Inc., REIT 22 2,789
Service Properties Trust, REIT 41 320
Summit Hotel Properties, Inc.,
REIT 35 205
Sunstone Hotel Investors, Inc.,
REIT 63 704
Xenia Hotels & Resorts, Inc.,
REIT 31 581
9,016
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.,
Class
a
A* 18 209
Bally's Corp.* 4 36
BJ's Restaurants, Inc.* 6 381
Black Rock Coffee Bar, Inc.,
Class
a
A* 7 67
Bloomin' Brands, Inc.* 29 299
Brightstar Lottery plc 33 372
Brinker International, Inc.* 14 3,199
Cheesecake Factory, Inc. (The) 15 1,642
Cracker Barrel Old Country
Store, Inc. 7 387
Dave & Buster's Entertainment,
Inc.* 10 90
Dine Brands Global, Inc. 4 132
El Pollo Loco Holdings, Inc.* 10 153
First Watch Restaurant Group,
Inc.* 21 266
Genius Sports Ltd.* 79 586
Global Business Travel Group I* 44 416
Hilton Grand Vacations, Inc.* 18 763
Inspired Entertainment, Inc.* 9 52
Jack in the Box, Inc.(a) 8 132
Krispy Kreme, Inc.* 27 92
Kura Sushi USA, Inc., Class
a
A* 2 91
Life Time Group Holdings, Inc.* 49 2,059
Investments
Shares Value
Common Stocks (continued)
Lindblad Expeditions Holdings,
Inc.* 16 $ 425
Marriott Vacations Worldwide
Corp. 9 938
Monarch Casino & Resort, Inc. 4 482
Nathan's Famous, Inc. 1 98
Navan, Inc., Class
a
A* 36 1,046
Papa John's International, Inc. 11 258
Penn Entertainment, Inc.* 43 718
Portillo's, Inc., Class
a
A* 23 105
Pursuit Attractions and
Hospitality, Inc.* 7 336
RCI Hospitality Holdings, Inc. 2 58
Red Rock Resorts, Inc., Class
a
A 16 899
Rush Street Interactive, Inc.* 35 902
Sabre Corp.* 115 250
Serve Robotics, Inc.(a) 24 117
Shake Shack, Inc., Class
a
A* 13 896
Six Flags Entertainment Corp.* 32 482
Super Group SGHC Ltd. 55 745
Sweetgreen, Inc., Class
a
A* 35 244
Target Hospitality Corp.* 15 278
United Parks & Resorts, Inc.* 6 240
Venu Holding Corp.* 16 31
Wendy's Co. (The)(a) 56 465
Xponential Fitness, Inc.,
Class
a
A* 13 71
21,508
Household Durables — 1.2%
Beazer Homes USA, Inc.* 8 265
Cavco Industries, Inc.* 3 1,677
Century Communities, Inc. 8 540
Champion Homes, Inc.* 18 1,607
Cricut, Inc., Class
a
A 17 100
Dream Finders Homes, Inc.,
Class
a
A* 10 141
Ethan Allen Interiors, Inc. 8 189
Flexsteel Industries, Inc. 1 80
GoPro, Inc., Class
a
A(a) 47 41
Green Brick Partners, Inc.* 10 722
Hamilton Beach Brands Holding
Co., Class
a
A 2 63
Helen of Troy Ltd.* 8 241
Hovnanian Enterprises, Inc.,
Class
a
A* 2 248
Installed Building Products, Inc. 8 1,943
KB Home 20 1,066
La-Z-Boy, Inc. 13 411
Legacy Housing Corp.* 3 84
LGI Homes, Inc.* 7 392
Lifetime Brands, Inc. 5 47
Lovesac Co. (The)* 7 109
M/I Homes, Inc.* 8 1,191
Meritage Homes Corp. 22 1,528
Newell Brands, Inc. 143 894
Sonos, Inc.* 40 624
XMAX, Inc.(a) 21 188
14,391

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 0.3%
Central Garden & Pet Co.* 3 $ 129
Central Garden & Pet Co.,
Class
a
A* 16 595
Energizer Holdings, Inc. 24 523
Oil-Dri Corp. of America 3 270
Spectrum Brands Holdings, Inc. 7 604
WD-40 Co. 4 857
2,978
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 12 199
Montauk Renewables, Inc.* 23 39
Ormat Technologies, Inc. 20 2,040
2,278
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A(a) 23 630
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 19 157
Innovative Industrial Properties,
Inc., REIT 9 512
LXP Industrial Trust, REIT 19 1,153
One Liberty Properties, Inc.,
REIT 6 144
Terreno Realty Corp., REIT 36 2,384
4,350
Insurance — 2.0%
Abacus Global Management,
Inc. 10 96
Accelerant Holdings, Class
a
A* 23 454
American Coastal Insurance
Corp. 9 85
American Integrity Insurance
Group, Inc. 4 104
AMERISAFE, Inc. 6 156
Ategrity Specialty Holdings
LLC* 3 79
Baldwin Insurance Group, Inc.
(The), Class
a
A* 34 1,049
Bowhead Specialty Holdings,
Inc.* 6 201
Citizens, Inc., Class
a
A(a) 16 60
CNO Financial Group, Inc. 30 1,644
Crawford & Co., Class
a
A 6 79
Donegal Group, Inc., Class
a
A 6 115
Employers Holdings, Inc. 6 294
Exzeo Group, Inc.* 4 67
F&G Annuities & Life, Inc. 11 262
Genworth Financial, Inc.,
Class
a
A* 128 1,272
Goosehead Insurance, Inc.,
Class
a
A* 8 549
Greenlight Capital Re Ltd.,
Class
a
A* 9 136
Investments
Shares Value
Common Stocks (continued)
Hamilton Insurance Group Ltd.,
Class
a
B 15 $ 527
HCI Group, Inc. 4 743
Heritage Insurance Holdings,
Inc.* 8 269
Hippo Holdings, Inc.* 6 197
Horace Mann Educators Corp. 13 662
James River Group Holdings,
Inc. 13 52
Kemper Corp. 19 535
Kingstone Cos., Inc. 4 79
Kingsway Corp.* 8 82
Lemonade, Inc.* 23 1,201
MBIA, Inc.* 16 77
Mercury General Corp. 9 918
Neptune Insurance Holdings,
Inc., Class
a
A* 12 400
Octave Specialty Group, Inc.* 14 61
Oscar Health, Inc., Class
a
A* 79 2,367
Palomar Holdings, Inc. 9 1,193
Pelagos Insurance Capital Ltd. 14 342
Porch Group, Inc.* 32 544
Root, Inc., Class
a
A* 4 222
Safety Insurance Group, Inc. 5 519
Selective Insurance Group, Inc. 20 1,826
SiriusPoint Ltd.* 37 895
Skyward Specialty Insurance
Group, Inc.* 14 804
Slide Insurance Holdings, Inc. 22 511
Stewart Information Services
Corp. 10 686
Tiptree, Inc., Class
a
A 9 167
Trupanion, Inc.* 11 321
United Fire Group, Inc. 7 377
Universal Insurance Holdings,
Inc. 8 344
23,623
Interactive Media & Services — 0.5%
Angi, Inc., Class
a
A* 10 47
Bumble, Inc., Class
a
A(a) 34 93
Cargurus, Inc., Class
a
A* 24 856
Cars.com, Inc.* 16 187
EverQuote, Inc., Class
a
A* 9 229
fuboTV, Inc., Class
a
A* 11 116
Grindr, Inc.* 9 139
MediaAlpha, Inc., Class
a
A* 11 139
Nextdoor Holdings, Inc.* 78 176
QuinStreet, Inc.* 19 369
RUM Group, Inc.* 38 340
Shutterstock, Inc. 9 50
Taboola.com Ltd.* 44 164
TripAdvisor, Inc.* 40 381
Trump Media & Technology
Group Corp.* 57 557
Webtoon Entertainment, Inc.* 8 84
Yelp, Inc., Class
a
A* 18 402
Ziff Davis, Inc.* 11 607
ZipRecruiter, Inc., Class
a
A* 22 94

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
ZoomInfo Technologies, Inc.,
Class
a
A* 81 $ 343
5,373
IT Services — 0.4%
Backblaze, Inc., Class
a
A* 20 283
BigBear.ai Holdings, Inc.* 163 510
Commerce.com, Inc., Series 1* 25 60
Crexendo, Inc.* 7 43
DXC Technology Co.* 60 678
Everforth, Inc.* 13 421
Fastly, Inc., Class
a
A* 51 1,162
Globant SA* 14 570
Grid Dynamics Holdings, Inc.* 22 176
Hackett Group, Inc. (The) 8 90
Information Services Group,
Inc. 12 61
Rackspace Technology, Inc.(a) 31 97
SharonAI Holdings, Inc.* 1 55
TSS, Inc.* 9 71
Unisys Corp.* 22 59
Whitefiber, Inc.(a) 5 95
4,431
Leisure Products — 0.4%
Acushnet Holdings Corp. 9 778
Callaway Golf Co.* 47 738
Escalade, Inc. 3 60
Funko, Inc., Class
a
A* 15 101
JAKKS Pacific, Inc. 3 75
Johnson Outdoors, Inc.,
Class
a
A 2 90
Latham Group, Inc.* 18 127
Malibu Boats, Inc., Class
a
A* 6 162
MasterCraft Boat Holdings,
Inc.* 6 140
Peloton Interactive, Inc.,
Class
a
A* 135 724
Polaris, Inc. 18 1,162
Smith & Wesson Brands, Inc. 15 191
Sturm Ruger & Co., Inc. 4 152
Tron, Inc.* 18 31
4,531
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class
a
A* 40 2,498
Adaptive Biotechnologies
Corp.* 51 1,271
Alamar Biosciences, Inc.* 4 122
Alpha Teknova, Inc.* 5 36
Azenta, Inc.* 14 457
BioLife Solutions, Inc.* 14 519
Codexis, Inc.* 29 49
CryoPort, Inc.* 17 272
Cytek Biosciences, Inc.* 42 201
Fortrea Holdings, Inc.* 32 588
Ginkgo Bioworks Holdings,
Inc.* 16 109
Lifecore Biomedical, Inc.* 10 45
Investments
Shares Value
Common Stocks (continued)
Maravai LifeSciences Holdings,
Inc., Class
a
A* 38 $ 290
Mesa Laboratories, Inc. 2 256
Nautilus Biotechnology, Inc.,
Class
a
A* 18 17
OmniAb, Inc.* 36 158
Pacific Biosciences of
California, Inc.* 93 126
Personalis, Inc.* 23 386
Quanterix Corp.* 15 40
7,440
Machinery — 2.6%
3D Systems Corp.* 50 164
Aebi Schmidt Holding AG 13 164
AirJoule Technologies Corp.* 11 50
Alamo Group, Inc. 3 494
Albany International Corp.,
Class
a
A 9 499
Alliance Laundry Holdings, Inc.* 21 481
Astec Industries, Inc. 8 340
Atmus Filtration Technologies,
Inc. 27 1,275
Blue Bird Corp.* 10 582
CECO Environmental Corp.* 17 1,210
Columbus McKinnon Corp. 12 212
Commercial Vehicle Group,
Inc.* 11 34
Douglas Dynamics, Inc. 8 329
Elmet Group Co. (The)* 6 98
Energy Recovery, Inc.* 18 139
Enerpac Tool Group Corp.,
Class
a
A 17 634
Enpro, Inc. 7 2,074
ESCO Technologies, Inc. 9 2,457
Federal Signal Corp. 20 2,340
Franklin Electric Co., Inc. 12 1,201
FreightCar America, Inc.* 6 41
Gencor Industries, Inc.* 3 56
Gorman-Rupp Co. (The) 7 528
Graham Corp.* 3 262
Greenbrier Cos., Inc. (The) 10 451
Helios Technologies, Inc. 11 803
Hillman Solutions Corp.* 66 508
Hyster-Yale, Inc. 4 135
JBT Marel Corp. 17 1,987
Kadant, Inc. 4 1,197
Kennametal, Inc. 25 734
L B Foster Co., Class
a
A* 3 113
Lindsay Corp. 3 345
Luxfer Holdings plc 10 172
Manitowoc Co., Inc. (The)* 12 233
Mayville Engineering Co., Inc.* 5 97
Microvast Holdings, Inc.(a) 71 51
Miller Industries, Inc. 4 224
Mueller Water Products, Inc.,
Class
a
A 52 1,255
Omega Flex, Inc. 1 27
Palladyne AI Corp.* 13 74
Park-Ohio Holdings Corp. 3 135

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Perma-Pipe International
Holdings, Inc.* 2 $ 55
Proto Labs, Inc.* 8 640
Richtech Robotics, Inc.,
Class
a
B* 62 116
Standex International Corp. 4 1,159
Taylor Devices, Inc.* 1 60
Tennant Co. 6 418
Terex Corp. 39 2,477
Titan International, Inc.* 18 129
Trinity Industries, Inc. 27 778
Twin Disc, Inc. 4 92
Velo3D, Inc.* 6 71
Wabash National Corp. 14 189
Worthington Enterprises, Inc. 10 574
30,963
Marine Transportation — 0.3%
Costamare Bulkers Holdings
Ltd.* 2 41
Costamare, Inc. 16 244
Genco Shipping & Trading Ltd. 11 289
Himalaya Shipping Ltd. 11 184
Matson, Inc. 10 2,248
Pangaea Logistics Solutions
Ltd. 13 106
Safe Bulkers, Inc. 19 164
3,276
Media — 0.5%
Advantage Solutions, Inc.* 1 33
AMC Global Media, Inc.,
Class
a
A(a) 11 138
Boston Omaha Corp., Class
a
A* 8 110
Cable One, Inc.* 2 55
Clear Channel Outdoor
Holdings, Inc.* 130 308
DoubleVerify Holdings, Inc.* 48 643
Entravision Communications
Corp., Class
a
A 22 176
EW Scripps Co. (The), Class
a
A* 20 66
Gray Media, Inc. 30 146
Ibotta, Inc., Class
a
A* 3 112
iHeartMedia, Inc., Class
a
A* 43 117
John Wiley & Sons, Inc.,
Class
a
A 13 681
Magnite, Inc.* 48 1,128
MNTN, Inc., Class
a
A* 16 210
National CineMedia, Inc. 23 58
Newsmax, Inc., Class
a
B* 17 183
Nexxen International Ltd.* 11 107
Optimum Communications,
Inc., Class
a
A* 88 86
PubMatic, Inc., Class
a
A* 14 233
Scholastic Corp. 5 192
Sinclair, Inc. 15 212
Stagwell, Inc., Class
a
A* 35 304
TechTarget, Inc.* 11 43
USA Today Co., Inc.* 46 289
5,630
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 1.8%
Alpha Metallurgical Resources,
Inc.* 3 $ 707
American Battery Technology
Co.* 45 121
Ampco-Pittsburgh Corp.* 6 51
Caledonia Mining Corp. plc 5 126
Century Aluminum Co.* 23 1,053
Commercial Metals Co. 38 2,564
Compass Minerals
International, Inc.* 10 249
Constellium SE, Class
a
A* 47 1,242
Contango Silver & Gold, Inc.* 10 195
Critical Metals Corp.* 23 166
Dakota Gold Corp.* 41 249
Elemental Royalty Corp. 13 280
Ferroglobe plc 42 173
Friedman Industries, Inc. 2 86
Hycroft Mining Holding Corp.,
Class
a
A* 19 445
Idaho Strategic Resources, Inc.* 5 163
Ivanhoe Electric, Inc.* 42 464
Kaiser Aluminum Corp. 5 794
Lifezone Metals Ltd.* 14 65
Materion Corp. 7 1,653
McEwen, Inc.* 18 363
Metallus, Inc.* 15 293
NioCorp Developments Ltd.* 49 205
Novagold Resources, Inc.* 116 998
Perpetua Resources Corp.* 29 723
Ramaco Resources, Inc.,
Class
a
A* 15 214
REalloys, Inc.(a) 19 197
Ryerson Holding Corp. 15 376
SSR Mining, Inc. 72 2,708
SunCoke Energy, Inc. 29 300
Tredegar Corp.* 10 77
U.S. Gold Corp.* 6 95
United States Antimony Corp.
(a) 46 224
USA Rare Earth, Inc.* 64 1,140
Vista Gold Corp.* 50 109
Vox Royalty Corp. 21 115
Warrior Met Coal, Inc. 17 1,840
Worthington Steel, Inc. 11 379
21,202
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc. 29 282
Angel Oak Mortgage REIT, Inc.
(a) 6 50
Arbor Realty Trust, Inc.(a) 64 321
Ares Commercial Real Estate
Corp. 18 82
ARMOUR Residential REIT,
Inc.(a) 42 681
Blackstone Mortgage Trust,
Inc., Class
a
A 54 751
BrightSpire Capital, Inc.,
Class
a
A 43 204

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Chicago Atlantic Real Estate
Finance, Inc. 7 $ 76
Chimera Investment Corp. 28 321
Claros Mortgage Trust, Inc.* 32 51
Dynex Capital, Inc. 74 954
Ellington Financial, Inc. 41 549
Franklin BSP Realty Trust, Inc. 26 218
Invesco Mortgage Capital, Inc.
(a) 30 219
KKR Real Estate Finance Trust,
Inc. 18 137
Ladder Capital Corp., Class
a
A 40 392
MFA Financial, Inc. 34 300
Nexpoint Real Estate Finance,
Inc. 3 52
Orchid Island Capital, Inc.(a) 68 448
PennyMac Mortgage
Investment Trust 30 280
Ready Capital Corp. 50 88
Redwood Trust, Inc. 44 203
Seven Hills Realty Trust 8 61
TPG Mortgage Investment
Trust, Inc. 11 74
TPG RE Finance Trust, Inc. 24 185
6,979
Multi-Utilities — 0.4%
Avista Corp. 27 1,004
Black Hills Corp. 25 1,792
Northwestern Energy Group,
Inc. 20 1,383
Unitil Corp. 6 321
4,500
Office REITs — 0.5%
Brandywine Realty Trust, REIT 59 178
COPT Defense Properties, REIT 39 1,404
Douglas Emmett, Inc., REIT 56 647
Easterly Government
Properties, Inc., Class
a
A, REIT 14 343
Empire State Realty Trust, Inc.,
Class
a
A, REIT 49 222
Highwoods Properties, Inc.,
REIT 38 1,163
Hudson Pacific Properties, Inc.,
REIT* 18 226
JBG SMITH Properties, REIT 20 241
NET Lease Office Properties,
REIT 6 69
Orion Properties, Inc., REIT 18 51
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 44 421
Postal Realty Trust, Inc.,
Class
a
A, REIT 9 211
SL Green Realty Corp., REIT 23 1,288
6,464
Oil, Gas & Consumable Fuels — 3.7%
Aemetis, Inc.(a) 22 41
American Resources Corp. 30 71
Amplify Energy Corp.* 13 64
Investments
Shares Value
Common Stocks (continued)
Ardmore Shipping Corp. 13 $ 226
BKV Corp.* 10 242
California Resources Corp. 24 1,273
Calumet, Inc.* 22 1,094
Centrus Energy Corp., Class
a
A* 6 1,028
Clean Energy Fuels Corp.* 57 91
CNX Resources Corp.* 46 1,674
Comstock Resources, Inc.* 24 346
Comstock, Inc.* 25 83
Core Natural Resources, Inc. 16 1,637
Crescent Energy Co., Class
a
A 87 1,191
CVR Energy, Inc. 10 419
Delek US Holdings, Inc. 20 1,487
DHT Holdings, Inc. 49 960
Diversified Energy Co. 24 357
Dorian LPG Ltd. 12 601
Encore Energy Corp.* 65 81
Energy Fuels, Inc.* 88 1,298
Epsilon Energy Ltd. 8 50
Evolution Petroleum Corp. 11 41
Excelerate Energy, Inc., Class
a
A 8 317
FLEX LNG Ltd. 10 317
FutureFuel Corp. 9 47
Gevo, Inc.* 79 131
Golar LNG Ltd. 32 1,648
Granite Ridge Resources, Inc. 19 96
Green Plains, Inc.* 23 332
Gulfport Energy Corp.* 5 897
HighPeak Energy, Inc. 8 66
Infinity Natural Resources, Inc.,
Class
a
A* 6 93
International Seaways, Inc. 14 1,381
Kinetik Holdings, Inc., Class
a
A 17 932
Kolibri Global Energy, Inc.* 10 60
Kosmos Energy Ltd.* 197 563
Lightbridge Corp.(a) 12 90
Magnolia Oil & Gas Corp.,
Class
a
A 76 2,041
Murphy Oil Corp. 46 1,675
NACCO Industries, Inc.,
Class
a
A 1 43
Navigator Holdings Ltd. 13 287
New Era Energy & Digital, Inc.* 27 128
NextDecade Corp.* 58 437
Nordic American Tankers Ltd. 68 464
Northern Oil & Gas, Inc. 36 936
OPAL Fuels, Inc., Class
a
A* 8 16
Par Pacific Holdings, Inc.* 16 1,279
PBF Energy, Inc., Class
a
A 32 2,336
Peabody Energy Corp. 43 1,277
REX American Resources
Corp.* 9 370
Riley Exploration Permian, Inc. 5 195
Ring Energy, Inc.* 64 94
Sable Offshore Corp.* 46 222
SandRidge Energy, Inc. 11 155
Scorpio Tankers, Inc. 15 1,183
SFL Corp. Ltd. 42 523
SM Energy Co. 80 2,974
Summit Midstream Corp.* 3 105

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Talos Energy, Inc.* 42 $ 725
Teekay Corp. Ltd. 19 250
Teekay Tankers Ltd., Class
a
A 8 717
Uranium Energy Corp.* 165 2,020
Ur-Energy, Inc.* 127 180
VAALCO Energy, Inc. 35 208
Vitesse Energy, Inc.(a) 11 192
W&T Offshore, Inc. 33 122
World Kinect Corp. 16 572
43,051
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 5 105
Magnera Corp.* 12 151
Sylvamo Corp. 11 395
651
Passenger Airlines — 0.4%
Allegiant Travel Co.* 8 608
flyExclusive, Inc.* 8 9
Frontier Group Holdings, Inc.* 20 114
JetBlue Airways Corp.* 114 525
Joby Aviation, Inc.* 223 1,525
Republic Airways Holdings,
Inc.* 8 139
SkyWest, Inc.* 13 1,231
4,151
Personal Care Products — 0.3%
BellRing Brands, Inc.* 41 441
Coty, Inc., Class
a
A* 122 348
Edgewell Personal Care Co. 15 431
Herbalife Ltd.* 34 374
Honest Co., Inc. (The)* 32 183
Interparfums, Inc. 6 704
Nature's Sunshine Products,
Inc.* 6 85
Niagen Bioscience, Inc.* 20 62
Nu Skin Enterprises, Inc.,
Class
a
A 17 80
Oddity Tech Ltd., Class
a
A* 14 202
USANA Health Sciences, Inc.* 5 71
2,981
Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.* 41 248
Alto Neuroscience, Inc.* 8 283
Alumis, Inc.* 28 611
Amneal Pharmaceuticals, Inc.* 56 978
Amphastar Pharmaceuticals,
Inc.* 10 225
Amylyx Pharmaceuticals, Inc.* 33 1,114
AN2 Therapeutics, Inc.* 10 55
ANI Pharmaceuticals, Inc.* 7 513
Aquestive Therapeutics, Inc.* 36 184
Arvinas, Inc.* 20 184
AtaiBeckley, Inc.* 105 771
Atea Pharmaceuticals, Inc.* 24 128
Avalyn Pharma, Inc.(a) 6 208
BioAge Labs, Inc.* 12 114
Investments
Shares Value
Common Stocks (continued)
Collegium Pharmaceutical, Inc.* 11 $ 271
Context Therapeutics, Inc.* 32 12
Contineum Therapeutics, Inc.,
Class
a
A* 10 162
CorMedix, Inc.* 25 207
Crinetics Pharmaceuticals, Inc.* 33 2,803
Definium Therapeutics, Inc.* 44 1,748
Edgewise Therapeutics, Inc.* 23 961
Enliven Therapeutics, Inc.* 14 810
Eton Pharmaceuticals, Inc.* 9 544
Evolus, Inc.* 20 182
EyePoint, Inc.* 26 117
Fulcrum Therapeutics, Inc.* 20 78
Harmony Biosciences Holdings,
Inc.* 15 591
Harrow, Inc.* 10 369
Indivior Pharmaceuticals, Inc.* 41 1,432
Innoviva, Inc.* 27 561
LB Pharmaceuticals, Inc.* 7 331
LENZ Therapeutics, Inc.(a) 8 42
Lexicon Pharmaceuticals, Inc.* 82 184
Ligand Pharmaceuticals, Inc.* 6 1,705
Liquidia Corp.* 23 1,568
Maze Therapeutics, Inc.* 11 292
MBX Biosciences, Inc.* 10 616
MediWound Ltd.* 4 50
Nektar Therapeutics* 11 785
Neumora Therapeutics, Inc.* 34 45
Nuvation Bio, Inc.* 83 553
Ocular Therapeutix, Inc.* 68 713
Omeros Corp.* 24 451
Oramed Pharmaceuticals, Inc. 12 60
Pacira BioSciences, Inc.* 13 337
Perrigo Co. plc 47 688
Phathom Pharmaceuticals, Inc.
(a) 17 163
Phibro Animal Health Corp.,
Class
a
A 7 264
Prestige Consumer Healthcare,
Inc.* 15 777
Rapport Therapeutics, Inc.* 10 487
Relmada Therapeutics, Inc.* 31 135
Septerna, Inc.* 7 267
SIGA Technologies, Inc. 15 47
SpyGlass Pharma, Inc.(a) 4 104
Supernus Pharmaceuticals,
Inc.* 18 796
Tarsus Pharmaceuticals, Inc.* 14 1,039
Theravance Biopharma, Inc.* 14 239
Third Harmonic Bio, Inc.*‡ 59 —
Trevi Therapeutics, Inc.* 36 598
VeraDermics, Inc.* 7 689
Wave Life Sciences, Inc.* 46 225
Xeris Biopharma Holdings, Inc.* 59 498
Zevra Therapeutics, Inc.* 20 235
31,447
Professional Services — 1.2%
Asure Software, Inc.* 9 82
Barrett Business Services, Inc. 8 275

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
BlackSky Technology, Inc.* 11 $ 254
CBIZ, Inc.* 16 872
Clarivate plc* 118 242
Concentrix Corp. 14 421
Conduent, Inc.* 49 84
CRA International, Inc. 2 349
Exponent, Inc. 16 1,136
Falcon's Beyond Global, Inc.,
Class
a
A(a) 10 89
First Advantage Corp.* 28 589
Franklin Covey Co.* 3 61
HireQuest, Inc. 4 64
Huron Consulting Group, Inc.* 5 799
IBEX Holdings Ltd.* 3 115
ICF International, Inc. 6 535
Innodata, Inc.(a) 10 564
Insperity, Inc. 12 640
Kelly Services, Inc., Class
a
A 11 189
Kforce, Inc. 5 288
Korn Ferry 17 1,454
Legalzoom.com, Inc.* 42 262
ManpowerGroup, Inc. 15 944
Maximus, Inc. 18 1,040
Mistras Group, Inc.* 7 131
RCM Technologies, Inc.* 1 42
Resolute Holdings
Management, Inc.* 1 136
Spire Global, Inc.* 11 146
TIC Solutions, Inc.* 61 579
TriNet Group, Inc. 9 633
TrueBlue, Inc.* 10 105
Upwork, Inc.* 42 379
Verra Mobility Corp., Class
a
A* 53 235
Willdan Group, Inc.* 5 440
14,174
Real Estate Management & Development — 0.6%
AGNT, Inc. 32 132
Compass, Inc., Class
a
A* 237 2,503
Cushman & Wakefield Ltd.* 80 1,079
Douglas Elliman, Inc.* 25 46
Forestar Group, Inc.* 6 170
FRP Holdings, Inc.* 4 88
Marcus & Millichap, Inc. 7 222
Newmark Group, Inc., Class
a
A 52 792
Opendoor Technologies, Inc.* 309 989
Real REMAX Group, Inc.* 8 152
RMR Group, Inc. (The), Class
a
A 5 97
Seaport Entertainment Group,
Inc.* 2 52
St Joe Co. (The) 13 859
Tejon Ranch Co.* 8 129
7,310
Residential REITs — 0.2%
BRT Apartments Corp., REIT 4 57
Centerspace, REIT 6 315
Independence Realty Trust,
Inc., REIT 80 1,294
Investments
Shares Value
Common Stocks (continued)
NexPoint Residential Trust, Inc.,
REIT 7 $ 166
UMH Properties, Inc., REIT 28 461
2,293
Retail REITs — 1.1%
Acadia Realty Trust, REIT 45 921
Alexander's, Inc., REIT 1 272
CBL & Associates Properties,
Inc., REIT 6 328
Curbline Properties Corp., REIT 34 1,014
FrontView REIT, Inc. 9 174
Getty Realty Corp., REIT 19 616
InvenTrust Properties Corp.,
REIT 26 840
Kite Realty Group Trust, REIT 68 1,754
Macerich Co. (The), REIT 95 2,244
NETSTREIT Corp., REIT(a) 33 672
Phillips Edison & Co., Inc., REIT 44 1,701
Saul Centers, Inc., REIT 4 130
SITE Centers Corp., REIT 17 50
Tanger, Inc., REIT 39 1,471
Urban Edge Properties, REIT 43 910
13,097
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc., Class
a
A* 17 1,238
Aehr Test Systems* 10 793
Aeluma, Inc.* 7 92
Alpha & Omega Semiconductor
Ltd.* 8 197
Ambarella, Inc.* 14 971
Ambiq Micro, Inc.* 6 350
Amtech Systems, Inc.* 5 73
Atomera, Inc.* 13 54
Axcelis Technologies, Inc.* 10 1,153
AXT, Inc.* 20 1,212
Blaize Holdings, Inc.(a) 32 16
Canadian Solar, Inc.(a) 17 210
CEVA, Inc.* 9 243
Cohu, Inc.* 15 692
Diodes, Inc.* 15 1,362
Everspin Technologies, Inc.* 9 146
GSI Technology, Inc.* 11 61
Ichor Holdings Ltd.* 11 589
Impinj, Inc.* 9 1,569
indie Semiconductor, Inc.,
Class
a
A* 71 264
inTEST Corp.* 5 54
Kopin Corp.* 60 266
Kulicke & Soffa Industries, Inc. 17 1,361
MaxLinear, Inc., Class
a
A* 28 1,678
Navitas Semiconductor Corp.,
Class
a
A* 63 730
NVE Corp. 2 200
PDF Solutions, Inc.* 11 489
Penguin Solutions, Inc.* 16 785
Photronics, Inc.* 19 535
Power Integrations, Inc. 18 925
QuickLogic Corp.* 6 64

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Rigetti Computing, Inc.(a) 112 $ 1,754
Silicon Laboratories, Inc.* 11 2,410
Synaptics, Inc.* 13 1,257
T1 Energy, Inc.* 61 271
Toyo Co. Ltd.* 4 17
Ultra Clean Holdings, Inc.* 15 1,017
Veeco Instruments, Inc.* 19 842
Wolfspeed, Inc.* 9 247
26,187
Software — 5.4%
8x8, Inc.* 47 88
A10 Networks, Inc. 25 635
ACI Worldwide, Inc.* 33 1,758
Adeia, Inc. 38 959
Agilysys, Inc.* 8 931
Alarm.com Holdings, Inc.* 15 863
Alkami Technology, Inc.* 25 510
Amplitude, Inc., Class
a
A* 32 451
Appian Corp., Class
a
A* 13 558
Arteris, Inc.* 11 241
Asana, Inc., Class
a
A* 32 328
AvePoint, Inc.* 58 807
Bit Digital, Inc.* 109 156
Bitdeer Technologies Group,
Class
a
A* 45 488
Blackbaud, Inc.* 12 577
BlackLine, Inc.* 16 531
Blend Labs, Inc., Class
a
A* 62 96
Box, Inc., Class
a
A* 45 1,610
Braze, Inc., Class
a
A* 32 1,089
C3.ai, Inc., Class
a
A* 46 498
Cerence, Inc.* 15 127
Cipher Digital, Inc.(a) 114 1,767
Cleanspark, Inc.* 85 988
Clear Secure, Inc., Class
a
A 31 1,369
Commvault Systems, Inc.* 14 1,925
Consensus Cloud Solutions,
Inc.* 6 229
Core Scientific, Inc.* 105 1,711
CS Disco, Inc.* 10 44
Digimarc Corp.* 5 30
Digital Turbine, Inc.* 37 398
Domo, Inc., Class
a
B* 13 49
Duos Technologies Group, Inc.* 10 93
D-Wave Quantum, Inc.(a) 123 2,116
eGain Corp.* 6 45
EverCommerce, Inc.(a) 6 53
Five9, Inc.* 25 864
Freshworks, Inc., Class
a
A* 71 988
Hut 8 Corp.* 33 2,595
I3 Verticals, Inc., Class
a
A* 8 128
Intapp, Inc.* 18 781
Intellicheck, Inc.* 7 19
InterDigital, Inc. 8 2,680
JFrog Ltd.* 36 3,603
Kaltura, Inc.* 30 47
Keel Infrastructure Corp.* 195 614
Life360, Inc.* 6 257
LiveRamp Holdings, Inc.* 20 754
Investments
Shares Value
Common Stocks (continued)
MARA Holdings, Inc.(a) 129 $ 1,389
Mitek Systems, Inc.* 18 332
N-able, Inc.* 24 96
nCino, Inc.* 37 836
NCR Voyix Corp.* 49 411
NextNav, Inc.* 34 540
OneSpan, Inc. 13 215
Ooma, Inc.* 9 204
PagerDuty, Inc.* 27 382
PAR Technology Corp.* 17 320
Progress Software Corp.* 14 648
Q2 Holdings, Inc.* 20 1,301
Qualys, Inc.* 12 2,234
Rapid7, Inc.* 23 310
Red Violet, Inc.* 4 293
ReposiTrak, Inc. 5 40
Rimini Street, Inc.* 17 95
Riot Platforms, Inc.* 118 2,241
Roadzen, Inc.* 16 23
ServiceTitan, Inc., Class
a
A* 20 1,961
Silvaco Group, Inc.* 5 35
Soluna Holdings, Inc.* 35 38
SoundHound AI, Inc., Class
a
A(a) 133 952
Sprinklr, Inc., Class
a
A* 38 312
Sprout Social, Inc., Class
a
A* 19 216
SPS Commerce, Inc.* 12 1,025
Telos Corp.* 19 92
Tenable Holdings, Inc.* 39 1,488
Teradata Corp.* 32 928
Thryv Holdings, Inc.* 12 23
Varonis Systems, Inc., Class
a
B* 39 1,707
Veritone, Inc.* 29 23
Vertex, Inc., Class
a
A* 24 340
Via Transportation, Inc.,
Class
a
A* 17 475
Viant Technology, Inc., Class
a
A* 7 90
Weave Communications, Inc.* 22 161
Workiva, Inc., Class
a
A* 17 1,360
Xperi, Inc.* 16 95
Yext, Inc.* 29 196
ZenaTech, Inc.* 15 26
Zeta Global Holdings Corp.,
Class
a
A* 74 2,292
63,193
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 14 144
Four Corners Property Trust,
Inc., REIT 39 970
Gladstone Land Corp., REIT(a) 14 129
Outfront Media, Inc., REIT 55 1,616
Safehold, Inc., REIT 19 288
Smartstop Self Storage REIT,
Inc., REIT 18 584
3,731
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A* 8 29

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Abercrombie & Fitch Co.,
Class
a
A* 14 $ 2,003
Academy Sports & Outdoors,
Inc. 21 902
Advance Auto Parts, Inc. 20 844
American Eagle Outfitters, Inc. 52 865
Arhaus, Inc., Class
a
A 18 157
Arko Corp. 25 114
ARKO Petroleum Corp.,
Class
a
A 6 109
Asbury Automotive Group, Inc.* 6 1,268
Barnes & Noble Education, Inc. 6 73
Bob's Discount Furniture, Inc.* 8 135
Boot Barn Holdings, Inc.* 10 1,506
Buckle, Inc. (The) 10 426
Build-A-Bear Workshop, Inc.(a) 4 121
Caleres, Inc. 12 146
Camping World Holdings, Inc.,
Class
a
A 21 136
Citi Trends, Inc.* 2 136
Designer Brands, Inc., Class
a
A 12 66
EVgo, Inc., Class
a
A(a) 46 62
Genesco, Inc.* 3 100
Group 1 Automotive, Inc. 4 1,078
Haverty Furniture Cos., Inc. 4 109
J Jill, Inc.(a) 2 39
Lands' End, Inc.* 4 47
MarineMax, Inc.* 6 313
Monro, Inc. 9 112
National Vision Holdings, Inc.* 27 461
Neighborhood Intelligence, Inc.* 25 98
OneWater Marine, Inc., Class
a
A* 5 60
Outdoor Holding Co.* 36 78
Petco Health & Wellness Co.,
Inc., Class
a
A* 31 83
RealReal, Inc. (The)* 38 389
Rent the Runway, Inc., Class
a
A* 4 14
Revolve Group, Inc., Class
a
A* 15 333
RH* 5 746
RideNow Group, Inc., Class
a
B* 6 34
Sally Beauty Holdings, Inc.* 32 524
Shoe Station Group, Inc. 7 96
Signet Jewelers Ltd. 13 1,070
Sonic Automotive, Inc., Class
a
A 4 315
Stitch Fix, Inc., Class
a
A* 41 130
ThredUp, Inc., Class
a
A* 35 94
Torrid Holdings, Inc.* 12 26
Upbound Group, Inc. 20 366
Urban Outfitters, Inc.* 19 1,533
Victoria's Secret & Co.* 23 1,964
Warby Parker, Inc., Class
a
A* 35 861
Winmark Corp. 1 333
Zumiez, Inc.* 7 125
20,629
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.* 16 194
CPI Card Group, Inc.* 3 87
Diebold Nixdorf, Inc.* 7 475
Eastman Kodak Co.* 22 197
Investments
Shares Value
Common Stocks (continued)
GPGI, Inc.(a) 61 $ 806
Immersion Corp. 10 76
Infleqtion, Inc.(a) 39 510
One Stop Systems, Inc.* 8 83
Quantum Computing, Inc.(a) 69 568
Turtle Beach Corp.* 6 77
Xerox Holdings Corp.(a) 42 136
3,209
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 40 530
Carter's, Inc. 12 389
Ermenegildo Zegna NV 16 217
Figs, Inc., Class
a
A* 32 491
Fossil Group, Inc.* 19 94
G-III Apparel Group Ltd. 12 391
Kontoor Brands, Inc. 18 1,357
Movado Group, Inc. 5 169
Oxford Industries, Inc. 5 191
Playboy, Inc.* 20 24
Rocky Brands, Inc. 2 90
Steven Madden Ltd. 24 1,036
Superior Group of Cos., Inc. 4 48
Under Armour, Inc., Class
a
A* 64 323
Under Armour, Inc., Class
a
C* 62 306
Wolverine World Wide, Inc. 29 572
6,228
Tobacco — 0.1%
Turning Point Brands, Inc. 6 486
Universal Corp. 8 364
850
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc.* 7 41
BlueLinx Holdings, Inc.* 2 159
Boise Cascade Co. 12 936
Custom Truck One Source, Inc.* 21 193
Distribution Solutions Group,
Inc.* 3 104
DNOW, Inc.* 63 1,010
DXP Enterprises, Inc.* 4 751
EVI Industries, Inc. 4 56
GATX Corp. 12 2,099
Global Industrial Co. 5 196
Herc Holdings, Inc. 11 1,676
Hudson Technologies, Inc.* 13 69
Karat Packaging, Inc. 3 143
McGrath RentCorp 8 900
NPK International, Inc.* 28 372
Rush Enterprises, Inc., Class
a
A 20 1,537
Rush Enterprises, Inc., Class
a
B 3 233
Titan Machinery, Inc.* 8 165
Transcat, Inc.* 3 259
Willis Lease Finance Corp. 4 217
Xometry, Inc., Class
a
A* 15 1,390
12,506

RUSSELL 2000 DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.(a) 8 $ 84
Water Utilities — 0.3%
American States Water Co. 13 1,161
Cadiz, Inc.* 19 76
California Water Service Group 20 999
Consolidated Water Co. Ltd. 5 149
Global Water Resources, Inc. 6 55
H2O America(a) 11 697
Middlesex Water Co. 6 348
Pure Cycle Corp.* 7 78
York Water Co. (The) 5 170
3,733
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 27 68
Spok Holdings, Inc. 8 84
Telephone and Data Systems,
Inc. 33 1,112
1,264
Total Common Stocks
(Cost $1,008,905)
1,027,062
Securities Lending Reinvestments (d) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (e)
(Cost $20,215) 20,215 20,215
Investments
Principal
Amount Value
Short-Term Investments — 6 .4%
Repurchase Agreements (f) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $75,343
(Cost $75,337) $ 75,337
$ 75,337
Total Investments — 95.7%
(Cost $1,104,457) 1,122,614
Other assets less liabilities — 4.3% 50,608
Net Assets — 100.0% $ 1,173,222
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $26,062, collateralized in the form of cash with a value of $20,215 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $6,777 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from September
15, 2026 – February 15, 2056. The total value of collateral is
$26,992.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $20,215.
(e) Rate shown is the 7-day yield as of August 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Futures Contracts Purchased
Russell 2000 Dynamic Buffer ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 1 9/18/2026 U.S. Dollar $ 147,935 $ 821
Swap Agreements
Russell 2000 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,175,592 11/8/2027 Goldman Sachs International N/A
Russell 2000
®
Daily Buffer
Index 6,151
1,175,592 6,151
Total Unrealized
Appreciation
6,151
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) — 89 .8%
Aerospace & Defense — 1.5%
AAR Corp.* 2,288 $ 295,816
AerSale Corp.* 2,115 11,611
Aevex Corp., Class
a
A(b) 1,037 18,251
AIRO Group Holdings, Inc.* 1,273 9,700
Archer Aviation, Inc., Class
a
A* 38,572 222,946
Astronics Corp.* 1,839 135,479
Beta Technologies, Inc.,
Class
a
A* 1,938 38,954
Cadre Holdings, Inc. 1,802 53,447
Ducommun, Inc.* 805 137,993
Eve Holding, Inc.* 5,694 12,812
Firefly Aerospace, Inc.* 4,569 96,497
Innovative Solutions and
Support, Inc.* 848 16,112
Intuitive Machines, Inc.* 7,326 112,527
Mercury Systems, Inc.* 3,225 281,639
Moog, Inc., Class
a
A 1,640 609,260
National Presto Industries, Inc. 312 47,334
Park Aerospace Corp. 1,060 34,492
Red Cat Holdings, Inc.* 6,368 54,701
Redwire Corp.* 11,208 119,926
Satellogic, Inc., Class
a
A* 5,457 26,576
Sidus Space, Inc., Class
a
A* 4,716 10,234
Starfighters Space, Inc.(b) 1,759 5,840
Swarmer, Inc.(b) 202 6,694
TAT Technologies Ltd.(b) 686 24,922
V2X, Inc.* 1,680 129,629
Virgin Galactic Holdings, Inc.* 5,531 16,151
Voyager Technologies, Inc.,
Class
a
A(b) 2,972 99,948
VSE Corp. 1,620 338,062
York Space Systems, Inc.* 1,095 9,954
2,977,507
Air Freight & Logistics — 0.1%
Forward Air Corp.* 1,321 22,457
Hub Group, Inc., Class
a
A 3,458 137,871
Radiant Logistics, Inc.* 2,091 17,857
178,185
Automobile Components — 1.0%
Adient plc* 4,540 86,124
Cooper-Standard Holdings,
Inc.* 986 26,405
Dana, Inc. 6,342 190,133
Dauch Corp.* 13,582 85,023
Dorman Products, Inc.* 1,547 199,331
Fox Factory Holding Corp.* 2,446 49,972
Garrett Motion, Inc. 9,993 269,311
Gentherm, Inc.* 1,767 69,426
Goodyear Tire & Rubber Co.
(The)* 16,157 101,304
Holley, Inc.* 4,472 12,790
LCI Industries 1,378 138,668
Motorcar Parts of America, Inc.* 752 8,738
Patrick Industries, Inc. 1,858 151,836
Phinia, Inc. 2,125 145,435
Solid Power, Inc.* 11,609 27,049
Investments
Shares Value
Common Stocks (a) (continued)
Standard Motor Products, Inc. 1,239 $ 46,735
Stoneridge, Inc.* 1,608 11,127
Strattec Security Corp.* 236 16,553
Versigent plc* 4,131 195,809
Visteon Corp. 1,540 156,803
XPEL, Inc.*(c) 1,467 72,265
2,060,837
Automobiles — 0.1%
Harley-Davidson, Inc. 6,030 166,428
Livewire Group, Inc.(b) 708 864
Lucid Group, Inc., Class
a
A(b) 7,308 35,444
Winnebago Industries, Inc. 1,599 48,114
250,850
Banks — 9.6%
1st Source Corp. 1,035 88,627
ACNB Corp. 585 38,019
Amalgamated Financial Corp. 1,052 50,570
Amerant Bancorp, Inc., Class
a
A 1,973 56,645
Ameris Bancorp 3,785 318,886
Ames National Corp. 514 16,186
Arrow Financial Corp. 940 35,476
Associated Banc-Corp. 8,335 255,134
Atlantic Union Bankshares
Corp. 8,273 333,650
Avidbank Holdings, Inc.* 531 16,695
Avidia Bancorp, Inc. 1,050 23,258
Axos Financial, Inc.* 3,175 307,308
Banc of California, Inc. 8,829 164,396
BancFirst Corp. 1,241 135,542
Bancorp, Inc. (The)* 2,299 149,435
Bank First Corp. 594 89,492
Bank of Hawaii Corp. 2,282 173,272
Bank of Marin Bancorp 856 22,752
Bank of NT Butterfield & Son
Ltd. (The) 2,315 136,307
Bank7 Corp. 249 12,789
BankUnited, Inc. 4,274 194,894
Bankwell Financial Group, Inc. 346 22,746
Banner Corp. 1,940 136,072
Bar Harbor Bankshares 951 37,308
BayCom Corp. 592 17,659
BCB Bancorp, Inc. 928 7,934
Beacon Financial Corp. 4,874 151,338
Blue Ridge Bankshares, Inc. 3,765 14,684
Bridgewater Bancshares, Inc.* 1,234 26,000
Burke & Herbert Financial
Services Corp. 883 62,967
Business First Bancshares, Inc. 1,818 56,394
BV Financial, Inc.* 387 8,220
Byline Bancorp, Inc. 1,775 67,308
C&F Financial Corp. 172 15,654
California BanCorp 1,500 31,920
Camden National Corp. 971 54,842
Capital Bancorp, Inc. 639 23,093
Capital City Bank Group, Inc. 803 40,535
Capitol Federal Financial, Inc. 7,016 60,408
Carter Bankshares, Inc. 1,272 39,737
Cathay General Bancorp 3,760 230,150

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
CB Financial Services, Inc. 267 $ 9,978
Central Pacific Financial Corp. 1,495 55,644
CF Bankshares, Inc. 294 10,161
Chain Bridge Bancorp, Inc.,
Class
a
A* 150 6,876
Chemung Financial Corp. 230 18,646
ChoiceOne Financial Services,
Inc. 821 27,265
Citizens & Northern Corp. 1,002 25,391
Citizens Community Bancorp,
Inc. 527 10,977
Citizens Financial Services, Inc. 264 21,210
City Holding Co. 808 115,504
Civista Bancshares, Inc. 1,194 32,214
CNB Financial Corp. 1,693 57,257
Coastal Financial Corp.* 758 35,709
CoastalSouth Bancshares, Inc. 471 12,910
Colony Bankcorp, Inc. 1,195 25,274
Columbia Financial, Inc. 15,337 178,216
Commercial Bancgroup, Inc. 495 16,721
Community Bancorp 292 11,820
Community Financial System,
Inc. 3,066 192,392
Community Trust Bancorp, Inc. 930 70,801
Community West Bancshares 1,407 36,484
ConnectOne Bancorp, Inc. 2,800 88,032
Customers Bancorp, Inc.* 1,787 139,708
CVB Financial Corp. 9,804 217,355
Dime Commercial Bancshares,
Inc. 2,351 94,980
Eagle Bancorp Montana, Inc. 430 9,611
Eagle Bancorp, Inc. 1,642 44,810
Eagle Financial Services, Inc. 271 11,195
Eastern Bankshares, Inc. 12,609 276,894
ECB Bancorp, Inc.* 423 8,756
Enterprise Financial Services
Corp. 2,112 133,542
Equity Bancshares, Inc.,
Class
a
A 1,002 49,459
Esquire Financial Holdings, Inc. 417 46,587
Farmers & Merchants Bancorp,
Inc. 776 26,345
Farmers National Banc Corp. 3,400 53,074
FB Bancorp, Inc.* 916 14,363
FB Financial Corp. 2,545 144,963
Fidelity D&D Bancorp, Inc. 270 14,464
Financial Institutions, Inc. 1,126 45,626
Finwise Bancorp* 555 7,717
First Bancorp 2,343 148,617
First Bancorp 8,948 249,470
First Bancorp, Inc. (The) 627 21,481
First Bank 1,271 22,624
First Busey Corp. 4,697 141,380
First Business Financial
Services, Inc. 462 32,280
First Capital, Inc. 188 11,680
First Commonwealth Financial
Corp. 5,892 121,964
First Community Bankshares,
Inc. 947 45,920
First Community Corp. 507 16,782
Investments
Shares Value
Common Stocks (a) (continued)
First Financial Bancorp 6,100 $ 199,043
First Financial Bankshares, Inc. 7,668 254,808
First Financial Corp. 665 52,056
First Guaranty Bancshares,
Inc.(b) 347 2,946
First Internet Bancorp 438 11,975
First Interstate BancSystem,
Inc., Class
a
A 5,254 193,400
First Merchants Corp. 3,645 151,158
First Mid Bancshares, Inc. 1,410 70,162
First National Corp. 455 13,900
First Northern Community
Bancorp* 860 14,336
First United Corp. 347 14,886
First Western Financial, Inc.* 498 15,423
Firstsun Capital Bancorp* 1,426 57,054
Five Star Bancorp 899 41,192
Flagstar Bank NA 17,778 236,625
Franklin Financial Services
Corp. 244 15,116
FS Bancorp, Inc. 371 15,693
Fulton Financial Corp. 11,214 263,080
FVCBankcorp, Inc. 874 15,959
GBank Financial Holdings, Inc.* 547 10,705
German American Bancorp, Inc. 2,139 105,495
Glacier Bancorp, Inc. 7,595 351,724
Great Southern Bancorp, Inc. 460 36,004
Greene County Bancorp, Inc. 405 13,928
Hancock Whitney Corp. 4,746 353,530
Hanmi Financial Corp. 1,711 53,041
Hanover Bancorp, Inc. 252 6,733
Hawthorn Bancshares, Inc. 333 12,957
HBT Financial, Inc. 931 33,032
Heritage Financial Corp. 2,380 67,997
Hilltop Holdings, Inc. 2,310 87,896
Hingham Institution For Savings
(The) 95 27,386
Home Bancorp, Inc. 402 27,533
Home BancShares, Inc. 10,815 318,610
HomeTrust Bancshares, Inc. 886 41,146
Hope Bancorp, Inc. 7,161 98,750
Horizon Bancorp, Inc. 2,936 57,017
Independent Bank Corp. 1,147 41,854
Independent Bank Corp. 2,807 227,872
International Bancshares Corp. 3,178 222,968
Investar Holding Corp. 731 22,025
Isabella Bank Corp. 395 15,105
John Marshall Bancorp, Inc. 721 16,468
Kearny Financial Corp. 3,365 33,213
Lakeland Financial Corp. 1,421 83,967
Landmark Bancorp, Inc. 300 9,534
LCNB Corp. 790 15,271
Live Oak Bancshares, Inc. 2,087 82,207
MainStreet Bancshares, Inc. 361 9,003
Mechanics Bancorp 2,300 36,202
Mercantile Bank Corp. 984 58,804
Meridian Corp. 558 10,753
Metrocity Bankshares, Inc. 1,335 46,485
Metropolitan Bank Holding
Corp. 637 57,827

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Mid Penn Bancorp, Inc. 1,238 $ 45,076
Midland States Bancorp, Inc. 1,117 36,626
MVB Financial Corp. 679 20,553
National Bank Holdings Corp.,
Class
a
A 2,502 103,308
National Bankshares, Inc. 361 14,873
NB Bancorp, Inc. 2,331 52,051
NBT Bancorp, Inc. 2,967 152,563
Nicolet Bankshares, Inc. 1,143 193,556
Northeast Bank 434 54,749
Northeast Community Bancorp,
Inc. 710 18,709
Northpointe Bancshares, Inc. 1,188 20,184
Northrim Bancorp, Inc. 1,268 32,423
Northwest Bancshares, Inc. 8,519 130,256
Norwood Financial Corp. 589 20,120
Oak Valley Bancorp 412 13,839
OceanFirst Financial Corp. 4,842 91,223
OFG Bancorp 2,465 128,303
Ohio Valley Banc Corp. 218 9,969
Old National Bancorp 20,003 511,677
Old Second Bancorp, Inc. 2,908 72,933
OP Bancorp 698 10,477
Orange County Bancorp, Inc. 723 27,438
Origin Bancorp, Inc. 1,725 91,649
Orrstown Financial Services,
Inc. 1,096 45,703
Park National Corp. 971 189,627
Parke Bancorp, Inc. 584 19,710
Pathward Financial, Inc. 1,235 100,603
PCB Bancorp 617 16,863
Peapack-Gladstone Financial
Corp. 924 41,247
Peoples Bancorp of North
Carolina, Inc. 259 11,318
Peoples Bancorp, Inc. 2,039 80,275
Peoples Financial Services
Corp. 541 37,150
Pioneer Bancorp, Inc.* 608 10,616
Plumas Bancorp 376 23,022
Ponce Financial Group, Inc.* 1,157 23,464
Preferred Bank 655 67,092
Primis Financial Corp. 1,265 20,114
Princeton Bancorp, Inc. 293 12,370
Provident Financial Services,
Inc. 7,436 174,002
QCR Holdings, Inc. 954 94,894
RBB Bancorp 937 24,315
Red River Bancshares, Inc. 296 29,612
Renasant Corp. 5,420 221,732
Republic Bancorp, Inc., Class
a
A 491 45,913
Rhinebeck Bancorp, Inc. 376 4,736
Richmond Mutual Bancorp, Inc. 490 7,737
S&T Bancorp, Inc. 2,119 104,848
Seacoast Banking Corp. of
Florida 5,644 191,642
ServisFirst Bancshares, Inc. 6,006 258,498
Shore Bancshares, Inc. 1,796 41,236
Sierra Bancorp 687 27,219
Simmons First National Corp.,
Class
a
A 8,413 189,966
Investments
Shares Value
Common Stocks (a) (continued)
SmartFinancial, Inc. 892 $ 45,091
South Plains Financial, Inc. 898 39,153
Southern First Bancshares,
Inc.* 526 32,270
Southern Missouri Bancorp,
Inc. 555 40,842
Southside Bancshares, Inc. 1,667 52,611
SR Bancorp, Inc. 401 7,816
Stock Yards Bancorp, Inc. 1,526 120,874
Texas Capital Bancshares, Inc. 2,508 243,727
Third Coast Bancshares, Inc.* 890 39,694
Timberland Bancorp, Inc. 427 19,467
Tompkins Financial Corp. 789 76,628
Towne Bank 5,066 187,645
TriCo Bancshares 1,715 91,547
Triumph Financial, Inc.* 1,322 94,193
TrustCo Bank Corp. 993 56,323
Trustmark Corp. 3,223 148,000
UMB Financial Corp. 4,227 598,670
United Bankshares, Inc. 8,019 377,935
United Community Banks, Inc. 7,005 244,054
Unity Bancorp, Inc. 424 24,605
Univest Financial Corp. 1,611 66,889
USCB Financial Holdings, Inc. 697 15,501
Valley National Bancorp 28,002 381,947
Virginia National Bankshares
Corp. 274 12,686
WaFd, Inc. 4,265 152,516
Washington Trust Bancorp, Inc. 1,100 43,043
WesBanco, Inc. 5,527 221,135
West Bancorp, Inc. 887 25,058
Westamerica Bancorp 1,369 79,470
Western New England Bancorp,
Inc. 1,045 14,358
WSFS Financial Corp. 3,037 235,216
19,024,328
Beverages — 0.1%
Boston Beer Co., Inc. (The),
Class
a
A* 442 78,592
MGP Ingredients, Inc. 850 14,119
National Beverage Corp. 1,396 44,155
Vita Coco Co., Inc. (The)* 2,810 164,989
301,855
Biotechnology — 9.5%
4D Molecular Therapeutics,
Inc.* 2,623 37,010
Abeona Therapeutics, Inc.* 2,501 14,631
Absci Corp.* 7,918 71,579
ACADIA Pharmaceuticals, Inc.* 7,375 213,211
Achieve Life Sciences, Inc.(b) 4,455 35,373
Acumen Pharmaceuticals, Inc.* 2,705 7,709
ADC Therapeutics SA* 6,139 7,183
ADMA Biologics, Inc.* 13,199 123,939
Agenus, Inc.(b) 2,280 17,351
Agios Pharmaceuticals, Inc.* 3,384 113,973
Akebia Therapeutics, Inc.* 14,785 13,584
Aktis Oncology, Inc.* 1,213 31,429
Alector, Inc.* 5,616 12,692

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Alkermes plc* 9,598 $ 451,010
Allogene Therapeutics, Inc.* 15,186 30,372
Altimmune, Inc.* 11,373 35,370
ALX Oncology Holdings, Inc.* 6,174 11,916
AnaptysBio, Inc.* 1,129 64,387
Anavex Life Sciences Corp.(b) 5,276 14,773
Anika Therapeutics, Inc.* 656 13,691
Annexon, Inc.* 8,889 43,912
Apogee Therapeutics, Inc.* 2,580 348,506
Arbutus Biopharma Corp.* 9,204 46,756
Arcturus Therapeutics Holdings,
Inc.* 1,534 22,642
Arcus Biosciences, Inc.* 5,118 149,855
Arcutis Biotherapeutics, Inc.* 6,545 156,884
Ardelyx, Inc.* 13,988 52,875
Armata Pharmaceuticals, Inc.* 681 3,752
ArriVent Biopharma, Inc.* 2,168 65,148
ARS Pharmaceuticals, Inc.(b) 3,526 21,156
Artiva Biotherapeutics, Inc.(b) 266 3,006
Assembly Biosciences, Inc.(b) 565 19,001
Atrium Therapeutics, Inc.* 822 10,949
Aura Biosciences, Inc.* 2,570 18,453
Aurinia Pharmaceuticals, Inc.* 6,827 109,983
Avalo Therapeutics, Inc.* 2,392 46,261
Beam Therapeutics, Inc.* 5,674 166,986
Benitec Biopharma, Inc.* 1,222 14,872
Bicara Therapeutics, Inc.* 2,529 58,470
BioCryst Pharmaceuticals, Inc.* 13,322 129,223
Biohaven Ltd.* 7,640 116,663
Black Diamond Therapeutics,
Inc.* 2,703 5,676
Bright Minds Biosciences, Inc.* 422 30,270
C4 Therapeutics, Inc.* 5,801 21,522
Cabaletta Bio, Inc.* 6,445 20,044
CAMP4 Therapeutics Corp.* 1,813 7,179
Candel Therapeutics, Inc.* 3,628 47,418
Canton Strategic Holdings, Inc.* 2,540 5,791
Capricor Therapeutics, Inc.(b) 3,078 30,503
CareDx, Inc.* 2,935 147,073
Caribou Biosciences, Inc.* 5,256 8,094
Cartesian Therapeutics, Inc.* 754 6,997
Celcuity, Inc.* 2,201 196,021
Celldex Therapeutics, Inc.* 4,470 177,146
Century Therapeutics, Inc.(b) 7,053 14,459
CG oncology, Inc.* 4,222 317,325
Climb Bio, Inc.* 2,016 27,680
Cogent Biosciences, Inc.* 9,541 333,935
Coherus Oncology, Inc.* 7,478 10,095
Compass Therapeutics, Inc.* 7,501 17,927
Connect Biopharma Holdings
Ltd., ADR* 859 1,890
Corbus Pharmaceuticals
Holdings, Inc.* 943 10,288
Corvus Pharmaceuticals, Inc.* 3,874 54,391
Crescent Biopharma, Inc.* 1,237 20,534
CRISPR Therapeutics AG(b) 5,336 304,045
Cullinan Therapeutics, Inc.* 3,462 76,406
Cytokinetics, Inc.* 7,567 536,576
CytomX Therapeutics, Inc.* 10,186 34,225
Damora Therapeutics, Inc.* 3,053 86,034
Investments
Shares Value
Common Stocks (a) (continued)
Denali Therapeutics, Inc.* 8,415 $ 199,940
Design Therapeutics, Inc.* 1,764 26,619
DiaMedica Therapeutics, Inc.* 2,099 13,329
Dianthus Therapeutics, Inc.* 2,708 285,992
Disc Medicine, Inc.* 1,619 127,334
Dyne Therapeutics, Inc.* 8,669 220,453
Editas Medicine, Inc.* 5,729 17,531
Eikon Therapeutics, Inc.* 1,247 13,044
Eledon Pharmaceuticals, Inc.* 4,407 13,133
Elicio Therapeutics, Inc.(b) 743 2,006
Emergent BioSolutions, Inc.* 2,983 18,196
Enanta Pharmaceuticals, Inc.* 1,625 21,661
Entrada Therapeutics, Inc.* 1,686 11,886
Erasca, Inc.* 12,610 225,467
Evommune, Inc.* 729 9,229
Fennec Pharmaceuticals, Inc.* 1,664 20,550
First Tracks Biotherapeutics,
Inc.* 1,333 55,773
Foghorn Therapeutics, Inc.* 2,088 11,985
Galectin Therapeutics, Inc.(b) 2,745 10,843
Generate Biomedicines, Inc.* 1,400 21,378
Geron Corp.* 32,012 47,698
GRAIL, Inc.* 2,365 187,710
Greenwich Lifesciences, Inc.(b) 385 5,756
Gyre Therapeutics, Inc.* 1,052 6,912
Heron Therapeutics, Inc.(b) 9,145 2,908
Hyperliquid Strategies, Inc.* 7,194 88,126
Ideaya Biosciences, Inc.* 4,799 192,440
Immix Biopharma, Inc.* 2,352 32,999
Immuneering Corp., Class
a
A(b) 3,071 15,324
ImmunityBio, Inc.(b) 22,117 175,830
Immunome, Inc.* 6,032 165,337
Immunovant, Inc.* 4,881 199,242
Inhibikase Therapeutics, Inc.* 6,951 16,057
Inhibrx Biosciences, Inc.* 545 69,051
Intellia Therapeutics, Inc.* 7,734 98,454
Invivyd, Inc.* 12,042 11,499
Iovance Biotherapeutics, Inc.* 22,770 186,031
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,374 39,839
Jade Biosciences, Inc.* 1,863 39,794
Janux Therapeutics, Inc.* 2,474 45,076
Kailera Therapeutics, Inc.* 2,642 40,687
Karyopharm Therapeutics, Inc.* 1,140 2,348
Keros Therapeutics, Inc.* 1,060 11,745
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,426 190,756
Kodiak Sciences, Inc.* 2,252 84,112
Korro Bio, Inc.* 639 7,981
Krystal Biotech, Inc.* 1,496 537,603
Kura Oncology, Inc.* 4,873 61,643
Kymera Therapeutics, Inc.* 3,583 425,696
Kyverna Therapeutics, Inc.* 2,404 20,374
Larimar Therapeutics, Inc.* 3,811 14,558
Lexeo Therapeutics, Inc.* 4,057 19,311
Lineage Cell Therapeutics, Inc.
(b) 10,546 11,601
Lyell Immunopharma, Inc.* 540 7,733
MacroGenics, Inc.* 3,594 14,340
MannKind Corp.* 17,616 70,640

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
MapLight Therapeutics, Inc.* 599 $ 7,769
MeiraGTx Holdings plc* 3,442 47,534
MiMedx Group, Inc.* 6,932 31,471
Mineralys Therapeutics, Inc.* 3,286 84,352
Minerva Neurosciences, Inc.(b) 1,951 8,897
Mirum Pharmaceuticals, Inc.* 2,717 266,402
Monopar Therapeutics, Inc.* 255 28,542
Monte Rosa Therapeutics, Inc.* 4,237 59,064
Myriad Genetics, Inc.* 5,293 17,043
Neurogene, Inc.* 645 23,375
Nkarta, Inc.* 2,559 6,935
Novavax, Inc.* 8,726 81,763
Nurix Therapeutics, Inc.* 5,486 141,429
Nuvectis Pharma, Inc.* 977 22,207
Ocugen, Inc.(b) 19,553 26,005
Olema Pharmaceuticals, Inc.* 4,487 46,799
OnKure Therapeutics, Inc.,
Class
a
A* 1,500 5,445
Opus Genetics, Inc.* 3,068 11,106
Organogenesis Holdings, Inc.,
Class
a
A* 3,956 6,804
ORIC Pharmaceuticals, Inc.* 4,276 55,545
Oruka Therapeutics, Inc.* 2,883 267,023
Ovid Therapeutics, Inc.* 8,762 23,395
Palisade Bio, Inc.* 8,446 16,470
Palvella Therapeutics, Inc.* 627 95,674
Perspective Therapeutics, Inc.* 5,913 18,685
Praxis Precision Medicines,
Inc.* 1,439 504,082
Precigen, Inc.* 11,049 76,570
Precision BioSciences, Inc.* 1,373 10,490
Prelude Therapeutics, Inc.* 1,591 8,910
Prime Medicine, Inc.* 5,385 19,332
ProKidney Corp., Class
a
A(b) 4,329 8,182
Protagonist Therapeutics, Inc.* 3,521 520,228
Protalix BioTherapeutics, Inc.* 4,237 10,889
Protara Therapeutics, Inc.* 2,997 11,568
Prothena Corp. plc* 2,548 23,824
PTC Therapeutics, Inc.* 4,744 329,898
Puma Biotechnology, Inc.* 2,535 23,094
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 29,279 99,549
REGENXBIO, Inc.* 2,762 26,239
Relay Therapeutics, Inc.* 9,247 169,960
Replimune Group, Inc.* 4,532 69,340
Rezolute, Inc.* 4,479 21,006
Rhythm Pharmaceuticals, Inc.* 3,159 335,265
Rigel Pharmaceuticals, Inc.* 1,054 48,674
Rocket Pharmaceuticals, Inc.* 5,177 19,258
SAB Biotherapeutics, Inc.* 2,485 9,219
Sagimet Biosciences, Inc.,
Class
a
A* 3,364 34,515
Sana Biotechnology, Inc.* 10,510 40,674
Sarepta Therapeutics, Inc.* 5,955 125,234
Savara, Inc.* 8,754 47,184
Scholar Rock Holding Corp.* 6,398 363,406
SELLAS Life Sciences Group,
Inc.(b) 10,797 144,032
Shattuck Labs, Inc.* 3,512 24,619
Sionna Therapeutics, Inc.* 1,058 6,380
Investments
Shares Value
Common Stocks (a) (continued)
Solid Biosciences, Inc.* 4,504 $ 43,148
Spruce Biosciences, Inc.* 155 9,140
Spyre Therapeutics, Inc.* 4,260 380,546
Stoke Therapeutics, Inc.* 3,151 98,311
Surrozen, Inc.* 418 9,204
Sutro Biopharma, Inc.* 913 18,479
Syndax Pharmaceuticals, Inc.* 5,097 98,321
Tango Therapeutics, Inc.* 8,059 184,068
Taysha Gene Therapies, Inc.* 13,720 78,067
Tectonic Therapeutic, Inc.* 586 17,545
Tenax Therapeutics, Inc.(b) 1,443 2,655
TG Therapeutics, Inc.* 8,330 452,319
Tonix Pharmaceuticals Holding
Corp.(b) 838 11,816
Travere Therapeutics, Inc.* 5,116 339,088
TriSalus Life Sciences, Inc.* 2,747 13,598
Twist Bioscience Corp.* 3,733 518,887
Tyra Biosciences, Inc.* 2,103 52,638
Ultragenyx Pharmaceutical,
Inc.* 5,532 139,462
Unicycive Therapeutics, Inc.* 1,400 7,280
Upstream Bio, Inc.* 2,018 13,359
UroGen Pharma Ltd.* 2,437 105,010
Vanda Pharmaceuticals, Inc.* 3,084 16,654
Vaxcyte, Inc.* 7,539 457,919
Vera Therapeutics, Inc.,
Class
a
A* 3,657 124,631
Veracyte, Inc.* 4,637 200,272
Verastem, Inc.* 4,573 33,017
Vericel Corp.* 2,950 117,705
Vir Biotechnology, Inc.* 7,034 76,952
Viridian Therapeutics, Inc.* 5,168 119,691
Vor BioPharma, Inc.* 2,337 52,536
Voyager Therapeutics, Inc.* 3,010 10,384
Whitehawk Therapeutics, Inc.* 1,859 8,440
X4 Pharmaceuticals, Inc.* 4,629 18,701
Xencor, Inc.* 3,984 108,624
Xenon Pharmaceuticals, Inc.* 5,616 338,195
Z Squared, Inc.* 2,515 7,419
Zenas Biopharma, Inc.(b) 1,630 52,682
Zentalis Pharmaceuticals, Inc.* 2,864 10,769
Zura Bio Ltd., Class
a
A(b) 3,374 18,692
Zymeworks, Inc.* 2,694 79,231
18,926,450
Broadline Retail — 0.1%
1stdibs.com, Inc.* 1,369 5,982
Groupon, Inc., Class
a
A(b) 1,359 26,066
Kohl's Corp. 6,319 112,605
Pattern Group, Inc., Class
a
A* 1,852 38,392
Savers Value Village, Inc.* 2,156 22,271
205,316
Building Products — 1.0%
Apogee Enterprises, Inc. 1,213 47,380
AZZ, Inc. 1,724 236,464
CSW Industrials, Inc. 930 287,323
Gibraltar Industries, Inc.* 1,728 77,743
Griffon Corp. 2,224 216,595
Insteel Industries, Inc. 1,085 32,659

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Janus International Group, Inc.* 7,642 $ 37,904
Masterbrand, Inc.* 11,637 96,005
Quanex Building Products
Corp. 2,662 51,164
Resideo Technologies, Inc.* 7,876 152,479
Tecnoglass Holdings, Inc. 1,465 58,160
UFP Industries, Inc. 3,280 277,226
Zurn Elkay Water Solutions
Corp. 8,657 413,805
1,984,907
Capital Markets — 2.0%
Acadian Asset Management,
Inc. 1,620 152,604
AlTi Global, Inc.* 2,874 11,209
Artisan Partners Asset
Management, Inc., Class
a
A 3,688 156,998
Bakkt, Inc., Class
a
A* 1,690 12,962
BGC Group, Inc., Class
a
A 21,597 259,380
BRC Group Holdings, Inc.* 1,325 9,169
Chaince Digital Holdings, Inc.* 3,819 11,419
Cohen & Steers, Inc. 1,629 131,411
DigitalBridge Group, Inc. 10,131 161,184
Donnelley Financial Solutions,
Inc.* 1,424 68,779
GCM Grosvenor, Inc., Class
a
A 3,388 46,721
Gemini Space Station, Inc.,
Class
a
A* 2,347 10,562
Innventure, Inc.(b) 3,199 4,127
Marex Group Ltd. 3,561 258,101
MarketWise, Inc. 126 2,268
Miami International Holdings,
Inc.* 4,380 187,771
Moelis & Co., Class
a
A 4,319 293,994
Patria Investments Ltd., Class
a
A 3,738 42,389
Perella Weinberg Partners,
Class
a
A 4,019 66,836
Piper Sandler Cos. 4,045 303,618
PJT Partners, Inc., Class
a
A 1,410 254,350
Ridgepost Capital, Inc., Class
a
A 3,459 29,747
SHARPLINK, Inc.* 10,763 92,885
Silvercrest Asset Management
Group, Inc., Class
a
A 357 3,584
StepStone Group, Inc., Class
a
A 4,445 232,296
StoneX Group, Inc.* 6,253 428,205
Value Line, Inc. 43 1,591
Victory Capital Holdings, Inc.,
Class
a
A 2,463 290,659
Virtus Investment Partners, Inc. 366 60,573
Wealthfront Corp.* 2,097 19,313
Webull Corp.* 19,236 182,357
Westwood Holdings Group, Inc. 424 8,213
WisdomTree, Inc. 7,802 187,716
3,982,991
Chemicals — 1.7%
AdvanSix, Inc. 1,539 25,871
Alto Ingredients, Inc.* 4,225 16,731
Ashland, Inc. 2,657 194,838
ASP Isotopes, Inc.* 6,666 26,797
Investments
Shares Value
Common Stocks (a) (continued)
Aspen Aerogels, Inc.* 3,887 $ 19,163
Avient Corp. 5,347 235,589
Balchem Corp. 1,876 329,970
Cabot Corp. 2,989 247,220
Chemours Co. (The) 8,797 136,881
Core Molding Technologies,
Inc.* 482 12,074
Ecovyst, Inc.* 6,318 64,254
Flotek Industries, Inc.* 832 19,735
FMC Corp. 7,277 83,904
Hawkins, Inc. 1,126 135,424
HB Fuller Co. 3,193 175,455
Huntsman Corp. 9,619 92,150
Ingevity Corp.* 2,040 141,352
Innospec, Inc. 1,445 135,628
Intrepid Potash, Inc.* 637 24,633
Koppers Holdings, Inc. 1,046 47,980
Kronos Worldwide, Inc. 1,265 11,157
LSB Industries, Inc.* 3,438 36,683
Mativ Holdings, Inc. 3,152 37,477
Minerals Technologies, Inc. 1,799 127,585
Orion SA 3,213 20,049
Perimeter Solutions, Inc.* 8,703 265,441
PureCycle Technologies, Inc.(b) 8,350 54,526
Quaker Chemical Corp. 796 131,977
Rayonier Advanced Materials,
Inc.* 3,565 30,623
Sensient Technologies Corp. 2,467 332,897
Stepan Co. 1,257 78,701
Tronox Holdings plc 6,799 35,967
Valhi, Inc. 142 2,654
3,331,386
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. 3,382 157,703
ACCO Brands Corp. 5,275 22,577
ACV Auctions, Inc., Class
a
A* 9,788 68,810
BrightView Holdings, Inc.* 4,069 45,207
Brink's Co. (The) 2,393 260,670
Casella Waste Systems, Inc.,
Class
a
A* 3,659 337,543
Cimpress plc* 977 87,060
Civeo Corp.* 595 19,891
CompX International, Inc. 89 2,833
CoreCivic, Inc.* 5,624 186,829
Deluxe Corp. 2,570 59,367
Ennis, Inc. 1,431 30,538
Enviri Corp.* 1,505 33,531
GEO Group, Inc. (The)* 7,330 233,167
Healthcare Services Group,
Inc.* 3,976 87,432
HNI Corp. 4,140 200,500
Interface, Inc., Class
a
A 3,346 126,880
LanzaTech Global, Inc.* 91 577
Liquidity Services, Inc.* 1,366 56,935
MillerKnoll, Inc. 3,942 89,050
NLI Holdings, Inc. 490 3,268
Onterris, Inc.* 1,963 32,821
OPENLANE, Inc.* 6,113 217,623

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Perma-Fix Environmental
Services, Inc.* 1,009 $ 18,313
Pitney Bowes, Inc. 8,357 143,155
Quad/Graphics, Inc. 1,719 17,293
UniFirst Corp. 846 234,004
Vestis Corp.* 5,324 66,603
2,840,180
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 4,401 34,108
Aviat Networks, Inc.* 680 13,552
BK Technologies Corp.* 173 12,520
Calix, Inc.* 3,391 129,265
Clearfield, Inc.* 659 19,118
Digi International, Inc.* 2,153 161,346
Extreme Networks, Inc.* 7,435 167,213
Harmonic, Inc.* 6,354 76,121
Inseego Corp.* 690 2,884
KVH Industries, Inc.* 716 5,413
Lantronix, Inc.* 2,035 10,785
NETGEAR, Inc.* 1,521 32,184
NetScout Systems, Inc.* 4,085 158,621
Ondas, Inc.(b) 27,936 213,850
Ribbon Communications, Inc.* 5,364 10,674
Viasat, Inc.* 7,269 488,986
Vistance Networks, Inc. 12,736 80,364
1,617,004
Construction & Engineering — 1.4%
Ameresco, Inc., Class
a
A* 1,877 41,519
Arcosa, Inc. 2,834 411,780
Argan, Inc. 786 334,042
Bowman Consulting Group
Ltd., Class
a
A* 830 35,350
Cardinal Infrastructure Group,
Inc., Class
a
A* 980 36,240
Centuri Holdings, Inc.* 5,068 103,438
Concrete Pumping Holdings,
Inc.* 1,196 10,800
Construction Partners, Inc.,
Class
a
A* 2,769 294,068
Fluor Corp.* 8,222 448,181
Granite Construction, Inc. 2,555 308,031
INNOVATE Corp.* 321 2,388
Legence Corp., Class
a
A* 3,363 180,156
Limbach Holdings, Inc.* 637 26,257
Matrix Service Co.* 1,563 16,896
MYR Group, Inc.* 895 260,821
NWPX Infrastructure, Inc.* 548 60,236
Orion Group Holdings, Inc.* 2,247 21,122
Shimmick Corp.* 297 1,048
Tutor Perini Corp. 2,624 232,277
2,824,650
Construction Materials — 0.2%
Knife River Corp.* 3,322 208,289
Smith-Midland Corp.* 160 4,205
Titan America SA 1,448 21,604
Investments
Shares Value
Common Stocks (a) (continued)
United States Lime & Minerals,
Inc. 631 $ 74,540
308,638
Consumer Finance — 1.1%
Atlanticus Holdings Corp.* 292 26,417
Bread Financial Holdings, Inc. 2,340 244,460
Consumer Portfolio Services,
Inc.* 528 4,873
Dave, Inc.* 587 211,038
Encore Capital Group, Inc.* 1,213 117,673
Enova International, Inc.* 1,396 316,501
FirstCash Holdings, Inc. 2,359 505,935
Green Dot Corp., Class
a
A* 3,143 41,771
Happen, Inc.* 6,558 115,290
Jefferson Capital, Inc. 1,294 26,928
LendingTree, Inc.* 650 18,226
Medallion Financial Corp. 968 11,442
Navient Corp. 3,674 34,940
Nelnet, Inc., Class
a
A 855 107,106
NerdWallet, Inc., Class
a
A* 1,894 18,713
Oportun Financial Corp.* 2,394 17,596
OppFi, Inc.* 1,487 10,305
PRA Group, Inc.* 2,193 41,272
PROG Holdings, Inc. 2,265 86,364
Regional Management Corp. 501 16,077
Upstart Holdings, Inc.* 4,894 140,360
World Acceptance Corp.* 142 26,101
2,139,388
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 1,918 124,421
Chefs' Warehouse, Inc. (The)* 2,131 239,673
Grocery Outlet Holding Corp.* 5,420 64,769
Ingles Markets, Inc., Class
a
A 855 69,939
Natural Grocers by Vitamin
Cottage, Inc. 752 20,582
PriceSmart, Inc. 1,509 256,545
United Natural Foods, Inc.* 3,495 153,291
Village Super Market, Inc.,
Class
a
A 538 23,285
Weis Markets, Inc. 718 51,014
Yesway, Inc., Class
a
A* 905 22,543
1,026,062
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 8,108 41,189
Greif, Inc., Class
a
A 1,403 116,098
Greif, Inc., Class
a
B 273 28,840
Myers Industries, Inc. 2,169 69,603
O-I Glass, Inc.* 8,910 64,776
Ranpak Holdings Corp.,
Class
a
A* 2,797 13,286
TriMas Corp. 1,571 60,923
394,715
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 1,462 70,951
Gold. Com, Inc. 1,143 51,400

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Weyco Group, Inc. 349 $ 15,625
137,976
Diversified Consumer Services — 1.0%
American Public Education,
Inc.* 1,027 46,882
Carriage Services, Inc., Class
a
A 818 27,526
Coursera, Inc.* 12,599 82,145
Covista, Inc.* 1,972 260,955
Driven Brands Holdings, Inc.* 3,486 43,296
Frontdoor, Inc.* 4,099 331,486
Graham Holdings Co., Class
a
B 181 204,329
KinderCare Learning Cos., Inc.* 1,769 4,458
Laureate Education, Inc.* 7,002 262,785
Lincoln Educational Services
Corp.* 1,727 43,451
Matthews International Corp.,
Class
a
A 1,732 35,974
McGraw Hill, Inc.* 1,430 18,776
OneSpaWorld Holdings Ltd. 5,742 142,574
Perdoceo Education Corp. 3,642 121,060
Phoenix Education Partners,
Inc. 305 8,879
Strategic Education, Inc. 1,264 104,710
Stride, Inc.* 2,422 209,963
Universal Technical Institute,
Inc.* 2,746 58,023
2,007,272
Diversified REITs — 0.5%
AH Realty Trust, Inc., REIT 4,402 28,525
Alpine Income Property Trust,
Inc., REIT 889 17,300
American Assets Trust, Inc.,
REIT 2,849 63,988
Broadstone Net Lease, Inc.,
REIT 11,146 232,506
CTO Realty Growth, Inc., REIT 1,897 40,482
Essential Properties Realty
Trust, Inc., REIT 12,628 378,840
Gladstone Commercial Corp.,
REIT 2,810 36,446
Global Net Lease, Inc., REIT 11,088 101,788
NexPoint Diversified Real
Estate Trust, REIT 2,108 11,193
911,068
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 658 59,806
ATN International, Inc. 581 17,529
Bandwidth, Inc., Class
a
A* 1,697 82,186
Cogent Communications
Holdings, Inc. 2,823 26,931
IDT Corp., Class
a
B 949 64,741
Liberty Capital Corp., Class
a
A* 193 5,153
Liberty Capital Corp., Class
a
C* 1,918 49,925
Liberty Latin America Ltd.,
Class
a
A* 1,761 15,162
Liberty Latin America Ltd.,
Class
a
C* 7,447 63,672
Lumen Technologies, Inc.* 55,671 347,944
Investments
Shares Value
Common Stocks (a) (continued)
Shenandoah
Telecommunications Co. 2,885 $ 35,687
Uniti Group, Inc.* 9,786 97,077
865,813
Electric Utilities — 0.6%
Genie Energy Ltd., Class
a
B 1,211 17,971
Hawaiian Electric Industries,
Inc.* 9,506 106,657
MGE Energy, Inc. 2,154 167,344
Otter Tail Corp. 2,237 202,382
Portland General Electric Co. 6,770 330,782
TXNM Energy, Inc. 5,967 343,759
1,168,895
Electrical Equipment — 0.9%
Allient, Inc. 853 80,191
American Superconductor
Corp.* 2,697 77,431
Amprius Technologies, Inc.* 7,867 77,726
Array Technologies, Inc.* 8,843 39,086
Atkore, Inc. 1,960 183,632
Babcock & Wilcox Enterprises,
Inc.* 7,675 57,869
ChargePoint Holdings, Inc.* 1,382 7,601
Energous Corp.* 309 3,424
Energy Vault Holdings, Inc.* 7,932 26,969
EnerSys 2,131 391,806
Enovix Corp.(b) 11,358 38,390
Eos Energy Enterprises, Inc.(b) 19,722 63,505
Espey Mfg. & Electronics Corp. 132 8,265
Fluence Energy, Inc.* 5,012 54,180
FuelCell Energy, Inc.* 3,106 53,516
GrafTech International Ltd.* 972 6,998
Hyliion Holdings Corp.* 7,315 25,383
LSI Industries, Inc. 1,921 37,632
NANO Nuclear Energy, Inc.(b) 2,490 45,542
Net Power, Inc.* 2,420 4,308
NuScale Power Corp., Class
a
A* 18,637 172,765
Plug Power, Inc.(b) 78,321 169,173
Power Solutions International,
Inc.* 496 18,010
Preformed Line Products Co. 144 57,722
SES AI Corp.* 14,423 7,496
Shoals Technologies Group,
Inc., Class
a
A* 9,764 67,567
Sunrun, Inc.* 13,377 114,641
Tigo Energy, Inc.* 2,219 2,374
1,893,202
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.* 1,667 17,787
ADI Global Distribution, Inc.* 3,935 86,058
Aeva Technologies, Inc.* 1,604 25,119
Arlo Technologies, Inc.* 6,214 81,714
Badger Meter, Inc. 1,704 230,841
Bel Fuse, Inc., Class
a
A 98 20,067
Bel Fuse, Inc., Class
a
B 699 174,243
Belden, Inc. 2,254 257,993
Benchmark Electronics, Inc. 2,063 144,988

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Climb Global Solutions, Inc. 954 $ 27,218
Crane NXT Co. 2,879 140,783
CTS Corp. 1,638 92,498
Daktronics, Inc.* 2,277 44,470
ePlus, Inc. 1,518 133,538
Evolv Technologies Holdings,
Inc.* 9,403 48,990
Forward Industries, Inc.* 3,551 22,513
Frequency Electronics, Inc.* 388 23,377
Insight Enterprises, Inc.* 1,648 258,769
Itron, Inc.* 2,555 247,861
Kimball Electronics, Inc.* 1,379 32,572
Knowles Corp.* 4,919 168,131
LightPath Technologies, Inc.,
Class
a
A* 3,168 31,870
Lightwave Logic, Inc.* 9,202 49,967
Methode Electronics, Inc. 2,008 36,606
Mirion Technologies, Inc.,
Class
a
A* 13,862 208,900
M-Tron Industries, Inc.* 238 18,126
Napco Security Technologies,
Inc. 1,997 72,371
nLight, Inc.* 3,197 135,137
Novanta, Inc.* 2,075 303,407
OSI Systems, Inc.* 917 190,653
Ouster, Inc.* 3,585 123,467
PC Connection, Inc. 633 50,558
Plexus Corp.* 1,550 371,179
Powerfleet, Inc.* 7,335 22,005
RF Industries Ltd.* 485 5,112
Richardson Electronics Ltd. 710 12,297
Rogers Corp.* 1,038 130,342
ScanSource, Inc.* 1,239 70,735
SmartRent, Inc., Class
a
A* 9,791 13,022
Syntec Optics Holdings, Inc.* 404 3,309
Unusual Machines, Inc.(b) 2,615 61,897
Vishay Intertechnology, Inc. 7,913 240,793
Vishay Precision Group, Inc.* 698 43,143
Vuzix Corp.* 3,976 10,377
4,484,803
Energy Equipment & Services — 2.3%
Archrock, Inc. 10,003 315,295
Atlas Energy Solutions, Inc.,
Class
a
A(b) 4,743 62,133
Borr Drilling Ltd.* 13,667 61,228
Bristow Group, Inc., Class
a
A 1,516 68,811
Cactus, Inc., Class
a
A 4,036 283,812
Core Laboratories, Inc. 2,668 33,163
Energy Services of America
Corp. 804 9,367
Expro Ltd.* 4,766 86,360
Flowco Holdings, Inc., Class
a
A 2,065 45,306
Forum Energy Technologies,
Inc.* 612 50,166
Helix Energy Solutions Group,
Inc.* 8,072 83,142
Helmerich & Payne, Inc. 5,632 245,443
HMH Holding, Inc., Class
a
A* 589 11,344
Innovex International, Inc.* 2,623 80,447
Investments
Shares Value
Common Stocks (a) (continued)
Kodiak Gas Services, Inc. 5,783 $ 339,867
Liberty Energy, Inc., Class
a
A 9,241 182,140
Nabors Industries Ltd.* 820 76,785
National Energy Services
Reunited Corp.* 3,521 123,622
Natural Gas Services Group,
Inc. 678 23,866
Noble Corp. plc 7,363 337,446
Oceaneering International, Inc.* 5,767 298,500
Oil States International, Inc.* 3,275 28,885
Patterson-UTI Energy, Inc. 20,135 254,506
ProFrac Holding Corp.,
Class
a
A* 1,658 8,456
ProPetro Holding Corp.* 5,730 65,093
Ranger Energy Services, Inc.,
Class
a
A 1,089 18,186
RPC, Inc. 5,852 38,214
SEACOR Marine Holdings, Inc.* 1,276 12,186
Seadrill Ltd.* 3,643 177,487
Select Water Solutions, Inc.,
Class
a
A 6,518 127,101
Smart Sand, Inc. 1,730 9,117
Solaris Energy Infrastructure,
Inc., Class
a
A(b) 3,057 155,204
TETRA Technologies, Inc.* 7,461 51,481
Tidewater, Inc.* 2,868 267,068
Transocean Ltd.* 56,545 328,526
Valaris Ltd.* 3,293 284,416
4,644,169
Entertainment — 0.6%
AMC Entertainment Holdings,
Inc., Class
a
A* 35,644 94,100
Atlanta Braves Holdings, Inc.,
Class
a
A(b) 387 21,289
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,848 141,204
Cinemark Holdings, Inc. 6,098 217,150
CuriosityStream, Inc. 2,402 6,437
IMAX Corp.* 2,637 135,014
Lionsgate Studios Corp.* 11,382 128,958
Madison Square Garden
Entertainment Corp., Class
a
A* 2,281 177,211
Marcus Corp. (The) 1,297 36,874
Playtika Holding Corp. 3,240 7,355
Reservoir Media, Inc.* 1,123 10,848
Sphere Entertainment Co.* 1,587 216,308
Starz Entertainment Corp.* 694 18,374
Stubhub Holdings, Inc.,
Class
a
A* 12,779 81,530
1,292,652
Financial Services — 2.0%
Acacia Research Corp.* 2,005 8,902
Alerus Financial Corp. 1,372 45,139
Better Home & Finance Holding
Co.(b) 459 6,353
Bladex, Inc., Class
a
E 1,698 91,556
Burford Capital Ltd. 11,702 48,563
Cannae Holdings, Inc. 2,286 35,662
Cass Information Systems, Inc. 667 37,425

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Compass Diversified Holdings* 3,898 $ 45,061
Dlocal Ltd., Class
a
A 5,212 77,294
Enact Holdings, Inc. 1,587 76,493
Essent Group Ltd. 5,226 353,069
EVERTEC, Inc. 3,574 105,898
Federal Agricultural Mortgage
Corp., Class
a
C 540 118,746
Finance of America Cos., Inc.,
Class
a
A* 222 3,940
Flywire Corp.* 6,873 129,831
HA Sustainable Infrastructure
Capital, Inc. 7,384 292,037
International Money Express,
Inc.* 1,605 23,224
Jackson Financial, Inc., Class
a
A 3,785 505,033
loanDepot, Inc., Class
a
A* 6,527 6,164
Marqeta, Inc., Class
a
A* 5,016 82,363
Merchants Bancorp 1,450 76,328
NCR Atleos Corp.* 4,235 194,471
NewtekOne, Inc. 1,462 17,237
NMI Holdings, Inc., Class
a
A* 4,399 195,096
Onity Group, Inc.* 401 13,730
Pagseguro Digital Ltd., Class
a
A 9,553 86,168
Paymentus Holdings, Inc.,
Class
a
A* 3,406 121,254
Payoneer Global, Inc.* 15,142 107,660
Paysafe Ltd.* 1,396 8,990
Paysign, Inc.* 2,548 31,748
PennyMac Financial Services,
Inc. 1,716 125,457
Priority Technology Holdings,
Inc.(b) 1,968 10,450
Radian Group, Inc. 7,826 280,640
Remitly Global, Inc.* 10,874 290,771
Repay Holdings Corp., Class
a
A* 3,733 13,401
Security National Financial
Corp., Class
a
A* 962 8,369
Sezzle, Inc.* 938 113,076
StoneCo Ltd., Class
a
A 13,291 128,923
Velocity Financial, Inc.* 708 12,709
Walker & Dunlop, Inc. 1,936 78,466
Waterstone Financial, Inc. 868 18,193
4,025,890
Food Products — 0.5%
Alico, Inc. 334 13,270
B&G Foods, Inc. 4,504 15,629
BRC, Inc., Class
a
A(b) 445 3,578
Cal-Maine Foods, Inc. 2,505 197,695
Del Monte Corp. 1,902 60,255
Dole plc 4,500 62,325
Flowers Foods, Inc. 10,937 75,684
Forafric Global plc* 322 3,507
J & J Snack Foods Corp. 870 76,717
John B Sanfilippo & Son, Inc. 468 34,487
Lifeway Foods, Inc.* 326 8,486
Limoneira Co. 963 13,251
Mama's Creations, Inc.* 2,154 34,959
Marzetti Co. (The) 1,141 128,534
Mission Produce, Inc.* 3,281 41,734
Investments
Shares Value
Common Stocks (a) (continued)
Once Upon a Farm PBC* 744 $ 12,886
Seneca Foods Corp., Class
a
A* 259 51,357
Simply Good Foods Co. (The)* 4,817 55,155
Utz Brands, Inc. 4,230 60,066
Vital Farms, Inc.* 2,083 22,246
Westrock Coffee Co.* 2,150 16,748
988,569
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 7,229 276,293
Chesapeake Utilities Corp. 1,393 186,021
New Jersey Resources Corp. 5,892 314,279
Northwest Natural Holding Co. 2,457 120,565
ONE Gas, Inc. 3,652 289,494
RGC Resources, Inc. 489 10,470
Southwest Gas Holdings, Inc. 4,228 373,459
Spire, Inc. 3,392 277,601
1,848,182
Ground Transportation — 0.3%
ArcBest Corp. 1,280 176,602
Covenant Logistics Group, Inc.,
Class
a
A 886 31,320
FTAI Infrastructure, Inc. 6,305 21,941
Heartland Express, Inc. 2,223 27,476
Hertz Global Holdings, Inc.(b) 7,359 16,705
Marten Transport Ltd. 3,396 48,970
PAMT Corp.* 282 3,421
Proficient Auto Logistics, Inc.(b) 1,416 7,137
RXO, Inc.* 9,600 204,000
Universal Logistics Holdings,
Inc.(b) 409 7,640
Werner Enterprises, Inc. 3,474 136,111
681,323
Health Care Equipment & Supplies — 2.8%
Acme United Corp. 198 12,339
Alphatec Holdings, Inc.* 7,099 66,518
AngioDynamics, Inc.* 2,128 34,325
Anteris Technologies Global
Corp.* 4,676 40,260
Artivion, Inc.* 2,615 70,579
AtriCure, Inc.* 2,855 138,039
Axogen, Inc.* 3,011 152,838
Beta Bionics, Inc.* 2,333 46,543
Bioventus, Inc., Class
a
A* 2,758 37,647
Butterfly Network, Inc.* 12,045 95,035
CapsoVision, Inc.* 1,999 11,674
Carlsmed, Inc.* 486 7,917
Ceribell, Inc.* 1,577 37,817
Cerus Corp.* 11,383 30,051
ClearPoint Neuro, Inc.* 1,615 24,451
CONMED Corp. 1,764 87,935
CVRx, Inc.* 880 2,605
Delcath Systems, Inc.* 1,647 27,110
DENTSPLY SIRONA, Inc. 11,715 130,857
Electromed, Inc.* 381 10,657
Embecta Corp. 3,424 17,599
Enovis Corp.* 3,333 81,959

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Establishment Labs Holdings,
Inc.* 1,549 $ 107,392
Glaukos Corp.* 3,301 592,728
Haemonetics Corp.* 2,700 278,289
Hyperfine, Inc., Class
a
A* 4,478 3,691
ICU Medical, Inc.* 1,416 244,897
Inogen, Inc.* 1,419 7,620
Inspire Medical Systems, Inc.* 1,661 104,626
Integer Holdings Corp.* 1,965 246,116
Integra LifeSciences Holdings
Corp.* 3,917 66,276
iRadimed Corp. 487 42,067
IRhythm Holdings, Inc.* 1,894 225,272
Kestra Medical Technologies
Ltd.* 1,531 39,423
KORU Medical Systems, Inc.* 2,581 8,517
Lantheus Holdings, Inc.* 3,737 377,288
LeMaitre Vascular, Inc. 1,251 100,430
LivaNova plc* 3,216 256,669
Lucid Diagnostics, Inc.* 8,507 8,325
Merit Medical Systems, Inc.* 3,423 310,329
MiniMed Group, Inc.* 1,648 33,389
Neogen Corp.* 12,680 146,581
NeuroPace, Inc.* 1,519 22,253
Novocure Ltd.* 6,119 108,000
Omnicell, Inc.* 2,612 91,838
OraSure Technologies, Inc.* 3,754 13,477
Orchestra BioMed Holdings,
Inc.* 2,281 11,496
Orthofix Medical, Inc.* 2,315 21,738
OrthoPediatrics Corp.* 1,009 23,520
Procept Biorobotics Corp.* 3,215 68,158
Pro-Dex, Inc.* 119 7,390
Pulse Biosciences, Inc.* 1,062 53,450
QuidelOrtho Corp.* 3,942 56,883
RxSight, Inc.* 2,281 16,720
Sanara Medtech, Inc.* 192 6,697
Senseonics Holdings, Inc.* 2,259 20,851
Shoulder Innovations, Inc.* 600 12,576
SI-BONE, Inc.* 2,517 47,873
Sight Sciences, Inc.* 2,254 19,159
STAAR Surgical Co.* 1,943 43,892
Stereotaxis, Inc.(b) 3,901 5,617
Strive, Inc., Class
a
A(b) 3,637 88,088
Tactile Systems Technology,
Inc.* 1,308 30,058
Tandem Diabetes Care, Inc.* 3,996 87,952
TransMedics Group, Inc.* 1,965 166,770
UFP Technologies, Inc.* 434 129,310
Utah Medical Products, Inc. 173 12,306
Varex Imaging Corp.* 2,425 44,838
5,575,590
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.* 5,327 146,812
Accendra Health, Inc.* 4,126 4,992
AdaptHealth Corp., Class
a
A* 5,894 32,947
Addus HomeCare Corp.* 1,067 122,353
agilon health, Inc.* 713 62,666
AirSculpt Technologies, Inc.* 554 1,396
Investments
Shares Value
Common Stocks (a) (continued)
Alignment Healthcare, Inc.* 11,688 $ 156,619
AMN Healthcare Services, Inc.* 2,252 77,199
Ardent Health, Inc.* 1,347 14,575
Astrana Health, Inc.* 2,610 99,467
Aveanna Healthcare Holdings,
Inc.* 4,475 60,055
BrightSpring Health Services,
Inc.* 9,337 545,281
Brookdale Senior Living, Inc.* 13,726 161,830
Castle Biosciences, Inc.* 1,712 56,547
Clover Health Investments
Corp., Class
a
A* 24,069 99,886
Community Health Systems,
Inc.* 7,431 21,699
Concentra Group Holdings
Parent, Inc. 6,747 227,644
CorVel Corp.* 1,690 116,407
Fulgent Genetics, Inc.* 1,107 21,443
GeneDx Holdings Corp.,
Class
a
A* 1,144 97,023
Guardian Pharmacy Services,
Inc., Class
a
A* 1,035 38,388
HealthEquity, Inc.* 4,856 468,798
Hims & Hers Health, Inc.(b) 12,366 365,786
Hinge Health, Inc., Class
a
A* 2,391 221,311
InfuSystem Holdings, Inc.* 1,104 13,414
Innovage Holding Corp.* 1,258 13,586
LifeStance Health Group, Inc.* 10,958 135,441
Lumexa Imaging Holdings, Inc.* 1,087 12,685
National HealthCare Corp. 742 160,665
NeoGenomics, Inc.* 7,530 134,862
NRC Health 677 14,176
Nutex Health, Inc.* 287 54,174
Omada Health, Inc.* 2,037 50,008
OPKO Health, Inc.* 23,057 33,894
Option Care Health, Inc.* 9,135 214,216
PACS Group, Inc.* 2,662 112,629
Pediatrix Medical Group, Inc.* 4,767 125,038
Pennant Group, Inc. (The)* 1,952 71,756
Privia Health Group, Inc.* 6,918 141,750
Progyny, Inc.* 3,910 100,057
RadNet, Inc.* 4,093 310,331
SBC Medical Group Holdings,
Inc.* 1,104 4,438
Sonida Senior Living, Inc.* 1,648 61,800
Starling Oncology, Inc.* 4,385 25,915
Strata Critical Medical, Inc.* 3,907 22,114
Surgery Partners, Inc.* 4,576 63,561
U.S. Physical Therapy, Inc. 867 67,401
Viemed Healthcare, Inc.* 1,954 17,273
5,182,308
Health Care REITs — 0.7%
CareTrust REIT, Inc. 13,005 506,545
Chiron Real Estate, Inc., REIT 730 26,645
Community Healthcare Trust,
Inc., REIT 1,584 23,301
Diversified Healthcare Trust,
REIT 12,775 96,707
LTC Properties, Inc., REIT 2,846 114,751

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
National Health Investors, Inc.,
REIT 2,781 $ 197,757
National Healthcare Properties,
Inc., Class
a
A, REIT 2,604 41,820
Sabra Health Care REIT, Inc. 14,618 298,061
Strawberry Fields REIT, Inc. 462 6,232
Universal Health Realty Income
Trust, REIT 748 30,653
1,342,472
Health Care Technology — 0.4%
Certara, Inc.* 6,649 55,120
Claritev Corp.* 558 22,225
Evolent Health, Inc., Class
a
A* 6,559 29,516
HealthStream, Inc. 1,366 39,682
HeartFlow, Inc.* 4,600 231,794
LifeMD, Inc.* 2,300 7,107
Phreesia, Inc.* 2,846 34,750
Schrodinger, Inc.* 3,314 64,623
Simulations Plus, Inc.* 982 18,069
Teladoc Health, Inc.* 10,422 66,075
Waystar Holding Corp.* 6,407 167,735
736,696
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. 12,587 200,763
Braemar Hotels & Resorts, Inc.,
REIT 3,377 6,821
Chatham Lodging Trust, REIT 2,588 33,722
DiamondRock Hospitality Co.,
REIT 11,844 145,800
Park Hotels & Resorts, Inc.,
REIT 10,807 165,347
Pebblebrook Hotel Trust, REIT 6,495 117,689
RLJ Lodging Trust, REIT 7,166 79,113
Ryman Hospitality Properties,
Inc., REIT 3,889 492,970
Service Properties Trust, REIT 6,722 52,431
Summit Hotel Properties, Inc.,
REIT 5,980 34,983
Sunstone Hotel Investors, Inc.,
REIT 10,453 116,760
Xenia Hotels & Resorts, Inc.,
REIT 5,368 100,650
1,547,049
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.,
Class
a
A* 2,975 34,629
Bally's Corp.(b) 591 5,295
Biglari Holdings, Inc., Class
a
A* 3 5,872
Biglari Holdings, Inc., Class
a
B* 39 15,151
BJ's Restaurants, Inc.* 1,104 70,203
Black Rock Coffee Bar, Inc.,
Class
a
A* 1,012 9,665
Bloomin' Brands, Inc.* 4,935 50,830
Brightstar Lottery plc 5,620 63,337
Brinker International, Inc.* 2,488 568,508
Cheesecake Factory, Inc. (The) 2,709 296,608
Cracker Barrel Old Country
Store, Inc.(b) 1,300 71,812
Investments
Shares Value
Common Stocks (a) (continued)
Dave & Buster's Entertainment,
Inc.* 1,560 $ 13,993
Dine Brands Global, Inc. 720 23,818
El Pollo Loco Holdings, Inc.* 1,650 25,195
First Watch Restaurant Group,
Inc.* 3,554 45,065
Genius Sports Ltd.* 13,640 101,209
Global Business Travel Group I* 7,241 68,500
Hilton Grand Vacations, Inc.* 3,247 137,705
Inspired Entertainment, Inc.* 1,449 8,448
Jack in the Box, Inc.(b) 1,027 16,956
Krispy Kreme, Inc.* 4,606 15,753
Kura Sushi USA, Inc., Class
a
A* 394 17,990
Life Time Group Holdings, Inc.* 8,382 352,212
Lindblad Expeditions Holdings,
Inc.* 2,860 75,962
Marriott Vacations Worldwide
Corp. 1,613 168,171
Monarch Casino & Resort, Inc. 702 84,556
Nathan's Famous, Inc. 168 16,440
Navan, Inc., Class
a
A* 5,970 173,488
Papa John's International, Inc. 1,899 44,589
Penn Entertainment, Inc.* 7,398 123,621
Portillo's, Inc., Class
a
A* 3,852 17,604
Pursuit Attractions and
Hospitality, Inc.* 1,201 57,648
RCI Hospitality Holdings, Inc. 385 11,215
Red Rock Resorts, Inc., Class
a
A 2,754 154,665
Rush Street Interactive, Inc.* 5,807 149,588
Sabre Corp.* 19,507 42,330
Serve Robotics, Inc.(b) 4,105 19,991
Shake Shack, Inc., Class
a
A* 2,262 155,829
Six Flags Entertainment Corp.* 5,550 83,527
Super Group SGHC Ltd. 9,393 127,181
Sweetgreen, Inc., Class
a
A* 6,076 42,289
Target Hospitality Corp.* 2,330 43,152
United Parks & Resorts, Inc.* 1,130 45,211
Venu Holding Corp.* 2,751 5,282
Wendy's Co. (The)(b) 9,305 77,232
Xponential Fitness, Inc.,
Class
a
A* 2,045 11,145
3,749,470
Household Durables — 1.2%
Beazer Homes USA, Inc.* 1,427 47,348
Cavco Industries, Inc.* 447 249,931
Century Communities, Inc. 1,458 98,488
Champion Homes, Inc.* 3,190 284,771
Cricut, Inc., Class
a
A 2,862 16,886
Dream Finders Homes, Inc.,
Class
a
A* 1,626 22,845
Ethan Allen Interiors, Inc. 1,358 32,117
Flexsteel Industries, Inc. 189 15,033
GoPro, Inc., Class
a
A(b) 7,701 6,748
Green Brick Partners, Inc.* 1,767 127,613
Hamilton Beach Brands Holding
Co., Class
a
A 415 13,035
Helen of Troy Ltd.* 1,335 40,183
Hovnanian Enterprises, Inc.,
Class
a
A* 271 33,639
Installed Building Products, Inc. 1,365 331,463

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
KB Home 3,512 $ 187,190
La-Z-Boy, Inc. 2,331 73,753
Legacy Housing Corp.* 513 14,431
LGI Homes, Inc.* 1,192 66,680
Lifetime Brands, Inc. 704 6,653
Lovesac Co. (The)* 818 12,757
M/I Homes, Inc.* 1,472 219,048
Meritage Homes Corp. 3,819 265,153
Newell Brands, Inc. 24,625 153,906
Sonos, Inc.* 6,959 108,560
XMAX, Inc.(b) 3,511 31,494
2,459,725
Household Products — 0.3%
Central Garden & Pet Co.* 477 20,501
Central Garden & Pet Co.,
Class
a
A* 2,887 107,425
Energizer Holdings, Inc. 3,562 77,580
Oil-Dri Corp. of America 573 51,559
Spectrum Brands Holdings, Inc. 1,303 112,462
WD-40 Co. 784 167,894
537,421
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 2,020 33,491
Montauk Renewables, Inc.* 3,919 6,741
Ormat Technologies, Inc. 3,595 366,690
406,922
Industrial Conglomerates — 0.1%
Brookfield Business Corp.,
Class
a
A(b) 4,006 109,724
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 3,255 26,870
Innovative Industrial Properties,
Inc., REIT 1,649 93,861
LXP Industrial Trust, REIT 3,368 204,471
One Liberty Properties, Inc.,
REIT 1,011 24,193
Terreno Realty Corp., REIT 6,127 405,669
755,064
Insurance — 2.1%
Abacus Global Management,
Inc. 1,610 15,456
Accelerant Holdings, Class
a
A* 3,497 68,996
American Coastal Insurance
Corp. 1,444 13,675
American Integrity Insurance
Group, Inc. 694 18,044
AMERISAFE, Inc. 1,083 28,201
Ategrity Specialty Holdings
LLC* 534 14,028
Baldwin Insurance Group, Inc.
(The), Class
a
A* 5,611 173,099
Bowhead Specialty Holdings,
Inc.* 1,050 35,196
Citizens, Inc., Class
a
A(b) 2,632 9,896
Investments
Shares Value
Common Stocks (a) (continued)
CNO Financial Group, Inc. 5,374 $ 294,441
Crawford & Co., Class
a
A 941 12,346
Donegal Group, Inc., Class
a
A 989 18,910
Employers Holdings, Inc. 1,068 52,428
Exzeo Group, Inc.* 472 7,920
F&G Annuities & Life, Inc. 2,037 48,481
Genworth Financial, Inc.,
Class
a
A* 22,090 219,575
Goosehead Insurance, Inc.,
Class
a
A* 1,337 91,785
Greenlight Capital Re Ltd.,
Class
a
A* 1,507 22,846
Hamilton Insurance Group Ltd.,
Class
a
B 2,662 93,596
HCI Group, Inc. 644 119,610
Heritage Insurance Holdings,
Inc.* 1,419 47,707
Hippo Holdings, Inc.* 1,092 35,894
Horace Mann Educators Corp. 2,334 118,777
Investors Title Co. 82 24,141
James River Group Holdings,
Inc. 2,142 8,589
Kemper Corp. 3,417 96,291
Kingstone Cos., Inc. 669 13,146
Kingsway Corp.* 1,242 12,805
Lemonade, Inc.* 4,117 215,031
MBIA, Inc.* 2,659 12,843
Mercury General Corp. 1,560 159,058
Neptune Insurance Holdings,
Inc., Class
a
A* 2,181 72,649
NI Holdings, Inc.* 387 5,805
Octave Specialty Group, Inc.* 2,368 10,325
Oscar Health, Inc., Class
a
A* 13,790 413,148
Palomar Holdings, Inc. 1,521 201,639
Pelagos Insurance Capital Ltd. 2,517 61,440
Porch Group, Inc.* 5,582 94,838
Root, Inc., Class
a
A* 737 40,896
Safety Insurance Group, Inc. 844 87,557
Selective Insurance Group, Inc. 3,489 318,511
SiriusPoint Ltd.* 6,078 147,027
Skyward Specialty Insurance
Group, Inc.* 2,403 137,956
Slide Insurance Holdings, Inc. 3,790 88,118
Stewart Information Services
Corp. 1,753 120,343
Tiptree, Inc., Class
a
A 1,352 25,039
Trupanion, Inc.* 1,941 56,580
United Fire Group, Inc. 1,241 66,853
Universal Insurance Holdings,
Inc. 1,454 62,493
4,114,028
Interactive Media & Services — 0.5%
Angi, Inc., Class
a
A* 1,683 7,826
Bumble, Inc., Class
a
A(b) 5,800 15,892
Cargurus, Inc., Class
a
A* 4,311 153,730
Cars.com, Inc.* 2,605 30,479
EverQuote, Inc., Class
a
A* 1,618 41,162
fuboTV, Inc., Class
a
A* 1,652 17,396
Grindr, Inc.* 1,505 23,297
MediaAlpha, Inc., Class
a
A* 1,768 22,312

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Nextdoor Holdings, Inc.* 13,421 $ 30,197
QuinStreet, Inc.* 3,163 61,489
RUM Group, Inc.* 6,469 57,962
Shutterstock, Inc. 1,489 8,249
Taboola.com Ltd.* 7,303 27,240
TripAdvisor, Inc.* 6,539 62,251
Trump Media & Technology
Group Corp.* 9,338 91,232
Webtoon Entertainment, Inc.* 1,221 12,869
WeShop Holdings Ltd.,
Class
a
A(b) 81 408
Yelp, Inc., Class
a
A* 3,067 68,548
Ziff Davis, Inc.* 1,996 110,079
ZipRecruiter, Inc., Class
a
A* 3,762 16,026
ZoomInfo Technologies, Inc.,
Class
a
A* 14,091 59,746
918,390
IT Services — 0.4%
Backblaze, Inc., Class
a
A* 3,357 47,434
BigBear.ai Holdings, Inc.(b) 27,979 87,574
Brand Engagement Network,
Inc.(b) 255 2,871
Commerce.com, Inc., Series 1* 4,348 10,479
Crexendo, Inc.* 1,059 6,502
DXC Technology Co.* 9,853 111,339
Everforth, Inc.* 2,330 75,539
Fastly, Inc., Class
a
A* 8,766 199,777
Globant SA* 2,470 100,554
Grid Dynamics Holdings, Inc.* 3,799 30,316
Hackett Group, Inc. (The) 1,286 14,416
Information Services Group,
Inc. 2,016 10,322
Rackspace Technology, Inc.(b) 5,267 16,486
SharonAI Holdings, Inc.(b) 244 13,386
TSS, Inc.* 1,402 11,034
Tucows, Inc., Class
a
A(b) 399 4,221
Unisys Corp.* 3,745 10,111
Whitefiber, Inc.* 651 12,317
764,678
Leisure Products — 0.4%
Acushnet Holdings Corp. 1,602 138,397
Callaway Golf Co.* 8,083 126,984
Escalade, Inc. 487 9,818
Funko, Inc., Class
a
A* 2,434 16,356
JAKKS Pacific, Inc. 534 13,409
Johnson Outdoors, Inc.,
Class
a
A 370 16,650
Latham Group, Inc.* 2,966 20,970
Malibu Boats, Inc., Class
a
A* 1,145 30,869
MasterCraft Boat Holdings,
Inc.* 1,054 24,537
Peloton Interactive, Inc.,
Class
a
A* 23,407 125,461
Polaris, Inc. 3,133 202,204
Smith & Wesson Brands, Inc. 2,563 32,601
Sturm Ruger & Co., Inc. 794 30,148
Tron, Inc.* 2,957 5,175
793,579
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class
a
A* 6,821 $ 425,971
Adaptive Biotechnologies
Corp.* 8,818 219,745
Alamar Biosciences, Inc.* 760 23,210
Alpha Teknova, Inc.(b) 641 4,602
Azenta, Inc.* 2,406 78,556
BioLife Solutions, Inc.* 2,441 90,488
Codexis, Inc.* 4,947 8,410
CryoPort, Inc.* 2,834 45,344
Cytek Biosciences, Inc.* 6,961 33,274
Fortrea Holdings, Inc.* 5,526 101,513
Ginkgo Bioworks Holdings,
Inc.* 2,728 18,578
Lifecore Biomedical, Inc.* 1,620 7,225
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,457 49,332
Mesa Laboratories, Inc. 306 39,128
Nautilus Biotechnology, Inc.,
Class
a
A* 2,847 2,768
OmniAb, Inc.* 6,295 27,572
Pacific Biosciences of
California, Inc.* 16,149 21,882
Personalis, Inc.* 3,882 65,140
Quanterix Corp.* 2,443 6,523
1,269,261
Machinery — 2.7%
3D Systems Corp.* 8,306 27,244
Aebi Schmidt Holding AG 2,150 27,197
AirJoule Technologies Corp.* 1,862 8,435
Alamo Group, Inc. 605 99,571
Albany International Corp.,
Class
a
A 1,657 91,848
Alliance Laundry Holdings, Inc.* 3,649 83,599
Astec Industries, Inc. 1,330 56,591
Atmus Filtration Technologies,
Inc. 4,777 225,618
Blue Bird Corp.* 1,826 106,182
CECO Environmental Corp.* 3,018 214,882
Columbus McKinnon Corp. 1,643 29,015
Commercial Vehicle Group,
Inc.* 1,782 5,524
Douglas Dynamics, Inc. 1,334 54,787
Elmet Group Co. (The)* 571 9,370
Energy Recovery, Inc.* 2,988 23,037
Enerpac Tool Group Corp.,
Class
a
A 2,983 111,326
Enpro, Inc. 1,234 365,535
ESCO Technologies, Inc. 1,517 414,187
Federal Signal Corp. 3,494 408,798
Franklin Electric Co., Inc. 2,191 219,297
FreightCar America, Inc.* 853 5,877
Gencor Industries, Inc.* 600 11,136
Gorman-Rupp Co. (The) 1,224 92,290
Graham Corp.* 611 53,285
Greenbrier Cos., Inc. (The) 1,770 79,774
Helios Technologies, Inc. 1,910 139,468
Hillman Solutions Corp.* 11,420 87,934

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Hyster-Yale, Inc. 643 $ 21,772
JBT Marel Corp. 3,038 355,051
Kadant, Inc. 689 206,107
Kennametal, Inc. 4,441 130,299
L B Foster Co., Class
a
A* 567 21,268
Lindsay Corp. 595 68,371
Luxfer Holdings plc 1,545 26,543
Manitowoc Co., Inc. (The)* 2,028 39,384
Mayville Engineering Co., Inc.* 839 16,243
Microvast Holdings, Inc.(b) 12,100 8,688
Miller Industries, Inc. 632 35,405
Mueller Water Products, Inc.,
Class
a
A 8,999 217,236
Omega Flex, Inc. 205 5,461
Palladyne AI Corp.(b) 2,073 11,837
Park-Ohio Holdings Corp. 577 26,040
Perma-Pipe International
Holdings, Inc.* 423 11,603
Proto Labs, Inc.* 1,380 110,483
Richtech Robotics, Inc.,
Class
a
B(b) 10,707 20,022
Standex International Corp. 697 201,893
Taylor Devices, Inc.* 183 10,984
Tennant Co. 1,029 71,618
Terex Corp. 6,592 418,658
Titan International, Inc.* 3,042 21,872
Trinity Industries, Inc. 4,623 133,235
Twin Disc, Inc. 661 15,170
Velo3D, Inc.(b) 946 11,267
Wabash National Corp. 2,277 30,717
Worthington Enterprises, Inc. 1,791 102,875
5,401,909
Marine Transportation — 0.3%
Costamare Bulkers Holdings
Ltd.* 489 10,010
Costamare, Inc. 2,581 39,438
Genco Shipping & Trading Ltd. 1,865 48,919
Himalaya Shipping Ltd. 1,696 28,391
Matson, Inc. 1,743 391,844
Pangaea Logistics Solutions
Ltd. 2,051 16,654
Safe Bulkers, Inc. 3,166 27,322
562,578
Media — 0.5%
Advantage Solutions, Inc.* 246 8,111
AMC Global Media, Inc.,
Class
a
A(b) 1,816 22,863
Boston Omaha Corp., Class
a
A* 1,263 17,417
Cable One, Inc.* 300 8,214
Clear Channel Outdoor
Holdings, Inc.* 22,388 53,060
DoubleVerify Holdings, Inc.* 8,080 108,272
Entravision Communications
Corp., Class
a
A 3,665 29,283
EW Scripps Co. (The), Class
a
A* 3,310 10,956
GD Culture Group Ltd.* 16 24
Gray Media, Inc. 5,080 24,790
Ibotta, Inc., Class
a
A* 569 21,173
Investments
Shares Value
Common Stocks (a) (continued)
iHeartMedia, Inc., Class
a
A* 7,055 $ 19,190
John Wiley & Sons, Inc.,
Class
a
A 2,259 118,349
Lee Enterprises, Inc.(b) 379 3,032
Magnite, Inc.* 8,263 194,098
MNTN, Inc., Class
a
A* 2,684 35,295
National CineMedia, Inc. 3,819 9,624
Newsmax, Inc., Class
a
B* 2,752 29,612
Nexxen International Ltd.* 1,736 16,926
Optimum Communications,
Inc., Class
a
A* 15,254 14,836
PubMatic, Inc., Class
a
A* 2,234 37,151
Scholastic Corp. 871 33,446
Sinclair, Inc. 2,419 34,108
Stagwell, Inc., Class
a
A* 5,986 51,958
TechTarget, Inc.* 1,745 6,753
USA Today Co., Inc.* 7,855 49,408
957,949
Metals & Mining — 1.8%
Alpha Metallurgical Resources,
Inc.* 611 144,013
American Battery Technology
Co.* 7,408 20,002
Ampco-Pittsburgh Corp.* 929 7,971
Caledonia Mining Corp. plc 964 24,399
Century Aluminum Co.* 4,014 183,721
Commercial Metals Co. 6,456 435,586
Compass Minerals
International, Inc.* 1,836 45,643
Constellium SE, Class
a
A* 7,751 204,859
Contango Silver & Gold, Inc.* 1,508 29,406
Critical Metals Corp.(b) 3,886 28,018
Dakota Gold Corp.* 6,683 40,633
Elemental Royalty Corp. 2,043 43,965
Ferroglobe plc 6,919 28,437
Friedman Industries, Inc. 390 16,867
Hycroft Mining Holding Corp.,
Class
a
A* 3,124 73,195
Idaho Strategic Resources, Inc.* 878 28,570
Ivanhoe Electric, Inc.* 6,948 76,845
Kaiser Aluminum Corp. 945 150,047
Lifezone Metals Ltd.* 2,232 10,334
Materion Corp. 1,199 283,060
McEwen, Inc.* 2,991 60,299
Metallus, Inc.* 2,102 41,031
NioCorp Developments Ltd.* 8,199 34,354
Novagold Resources, Inc.* 19,951 171,579
Perpetua Resources Corp.* 4,921 122,730
Ramaco Resources, Inc.,
Class
a
A* 2,512 35,771
Ramaco Resources, Inc.,
Class
a
B* 405 3,062
REalloys, Inc.* 3,260 33,741
Ryerson Holding Corp. 2,594 65,006
Silver Bow Mining Corp.* 309 2,722
SSR Mining, Inc.(b) 12,633 475,127
SunCoke Energy, Inc. 4,937 50,999
Tredegar Corp.* 1,592 12,242
U.S. Gold Corp.* 821 12,980

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
U.S. GoldMining, Inc.* 172 $ 1,539
United States Antimony Corp.
(b) 7,660 37,304
USA Rare Earth, Inc.* 11,115 198,069
Vista Gold Corp.* 8,272 18,033
Vox Royalty Corp. 3,571 19,623
Warrior Met Coal, Inc. 3,039 328,941
Worthington Steel, Inc. 1,910 65,800
3,666,523
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
ACRES Commercial Realty
Corp.* 332 4,625
Adamas Trust, Inc. 4,887 47,599
Angel Oak Mortgage REIT, Inc. 965 8,010
Arbor Realty Trust, Inc.(b) 10,987 55,045
Ares Commercial Real Estate
Corp. 3,055 13,961
ARMOUR Residential REIT,
Inc.(b) 7,278 118,049
Blackstone Mortgage Trust,
Inc., Class
a
A 9,246 128,519
BrightSpire Capital, Inc.,
Class
a
A 7,062 33,545
Chicago Atlantic Real Estate
Finance, Inc. 1,082 11,772
Chimera Investment Corp. 4,825 55,295
Claros Mortgage Trust, Inc.* 5,511 8,762
Dynex Capital, Inc. 12,558 161,873
Ellington Financial, Inc. 7,137 95,493
Franklin BSP Realty Trust, Inc. 4,446 37,213
Invesco Mortgage Capital, Inc.
(b) 5,221 38,166
KKR Real Estate Finance Trust,
Inc. 3,099 23,614
Ladder Capital Corp., Class
a
A 6,559 64,278
MFA Financial, Inc. 5,853 51,623
Nexpoint Real Estate Finance,
Inc. 409 7,047
Orchid Island Capital, Inc.(b) 11,778 77,617
PennyMac Mortgage
Investment Trust 5,070 47,252
Ready Capital Corp. 8,310 14,709
Redwood Trust, Inc. 7,226 33,384
Seven Hills Realty Trust 1,280 9,690
TPG Mortgage Investment
Trust, Inc. 1,716 11,549
TPG RE Finance Trust, Inc. 4,072 31,477
1,190,167
Multi-Utilities — 0.4%
Avista Corp. 4,805 178,554
Black Hills Corp. 4,449 318,904
Northwestern Energy Group,
Inc. 3,586 248,008
Unitil Corp. 1,035 55,414
800,880
Office REITs — 0.6%
Brandywine Realty Trust, REIT 9,725 29,369
COPT Defense Properties, REIT 6,648 239,328
Investments
Shares Value
Common Stocks (a) (continued)
Douglas Emmett, Inc., REIT 9,488 $ 109,681
Easterly Government
Properties, Inc., Class
a
A, REIT 2,555 62,674
Empire State Realty Trust, Inc.,
Class
a
A, REIT 8,232 37,291
Highwoods Properties, Inc.,
REIT 6,396 195,718
Hudson Pacific Properties, Inc.,
REIT* 3,067 38,552
JBG SMITH Properties, REIT 3,450 41,573
NET Lease Office Properties,
REIT 867 9,901
Orion Properties, Inc., REIT 3,077 8,769
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 7,263 69,507
Postal Realty Trust, Inc.,
Class
a
A, REIT(b) 1,530 35,879
SL Green Realty Corp., REIT 4,171 233,493
1,111,735
Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(b) 3,709 6,936
American Resources Corp. 5,077 11,982
Amplify Energy Corp.* 2,045 10,061
Ardmore Shipping Corp. 2,048 35,615
BKV Corp.* 1,857 44,865
California Resources Corp. 4,205 222,991
Calumet, Inc.* 3,956 196,732
Centrus Energy Corp., Class
a
A* 1,067 182,884
Clean Energy Fuels Corp.* 9,403 14,951
CNX Resources Corp.* 7,911 287,802
Comstock Resources, Inc.* 4,068 58,701
Comstock, Inc.* 4,223 13,978
Core Natural Resources, Inc. 2,911 297,795
Crescent Energy Co., Class
a
A 14,878 203,680
CVR Energy, Inc. 1,715 71,790
Delek US Holdings, Inc. 3,495 259,818
DHT Holdings, Inc. 8,440 165,424
Diversified Energy Co. 4,062 60,483
Dorian LPG Ltd. 2,154 107,786
Encore Energy Corp.* 11,155 13,944
Energy Fuels, Inc.* 14,892 219,657
Epsilon Energy Ltd. 1,169 7,283
Evolution Petroleum Corp. 1,843 6,819
Excelerate Energy, Inc., Class
a
A 1,382 54,755
FLEX LNG Ltd.(b) 1,816 57,495
FutureFuel Corp. 1,490 7,852
Gevo, Inc.* 13,679 22,707
Golar LNG Ltd. 5,626 289,683
Granite Ridge Resources, Inc. 3,229 16,242
Green Plains, Inc.* 3,971 57,381
Gulfport Energy Corp.* 911 163,479
HighPeak Energy, Inc. 1,312 10,745
Infinity Natural Resources, Inc.,
Class
a
A(b) 964 14,884
International Seaways, Inc. 2,413 238,018
Kinetik Holdings, Inc., Class
a
A 2,957 162,132
Kolibri Global Energy, Inc.* 1,686 10,167
Kosmos Energy Ltd.* 34,045 97,369
Lightbridge Corp.(b) 1,964 14,789

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Magnolia Oil & Gas Corp.,
Class
a
A 13,303 $ 357,186
Murphy Oil Corp. 7,939 289,138
NACCO Industries, Inc.,
Class
a
A 234 10,013
Navigator Holdings Ltd. 2,122 46,917
New Era Energy & Digital, Inc.
(b) 4,601 21,832
NextDecade Corp.* 9,649 72,754
Nordic American Tankers Ltd. 11,793 80,546
Northern Oil & Gas, Inc. 6,036 156,996
OPAL Fuels, Inc., Class
a
A* 1,245 2,478
Par Pacific Holdings, Inc.* 2,814 224,895
PBF Energy, Inc., Class
a
A 5,659 413,050
Peabody Energy Corp. 7,094 210,621
PEDEVCO Corp.* 88 1,198
PrimeEnergy Resources Corp.* 37 7,810
REX American Resources
Corp.* 1,679 68,973
Riley Exploration Permian, Inc. 875 34,151
Ring Energy, Inc.* 10,965 16,119
Sable Offshore Corp.* 7,658 36,988
SandRidge Energy, Inc. 1,847 26,080
Scorpio Tankers, Inc. 2,664 210,083
SFL Corp. Ltd. 7,114 88,569
SM Energy Co. 13,958 518,958
Summit Midstream Corp.* 515 17,937
Talos Energy, Inc.* 7,324 126,412
Teekay Corp. Ltd. 3,219 42,362
Teekay Tankers Ltd., Class
a
A 1,408 126,213
Uranium Energy Corp.* 28,315 346,576
Ur-Energy, Inc.* 21,781 30,929
VAALCO Energy, Inc. 5,970 35,462
Vitesse Energy, Inc.(b) 1,848 32,322
W&T Offshore, Inc. 5,606 20,798
World Kinect Corp. 2,892 103,389
7,497,430
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 906 19,017
Magnera Corp.* 1,933 24,278
Sylvamo Corp. 1,938 69,613
112,908
Passenger Airlines — 0.4%
Allegiant Travel Co.* 1,399 106,394
flyExclusive, Inc.* 811 949
Frontier Group Holdings, Inc.* 3,409 19,431
JetBlue Airways Corp.* 19,520 89,792
Joby Aviation, Inc.* 38,788 265,310
Republic Airways Holdings,
Inc.* 815 14,189
SkyWest, Inc.* 2,293 217,055
Wheels Up Experience, Inc.,
Class
a
A* 313 1,384
714,504
Personal Care Products — 0.3%
BellRing Brands, Inc.* 6,793 73,161
Coty, Inc., Class
a
A* 20,709 59,021
Investments
Shares Value
Common Stocks (a) (continued)
Edgewell Personal Care Co. 2,708 $ 77,774
Herbalife Ltd.* 5,874 64,555
Honest Co., Inc. (The)* 5,506 31,494
Interparfums, Inc. 1,063 124,828
Nature's Sunshine Products,
Inc.* 846 11,971
Niagen Bioscience, Inc.* 3,314 10,373
Nu Skin Enterprises, Inc.,
Class
a
A 2,794 13,104
Oddity Tech Ltd., Class
a
A* 2,307 33,221
USANA Health Sciences, Inc.* 640 9,126
508,628
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.* 6,784 41,043
Alto Neuroscience, Inc.* 1,498 52,999
Alumis, Inc.* 4,518 98,538
Amneal Pharmaceuticals, Inc.* 9,774 170,752
Amphastar Pharmaceuticals,
Inc.* 1,849 41,658
Amylyx Pharmaceuticals, Inc.* 5,873 198,214
AN2 Therapeutics, Inc.* 1,516 8,414
ANI Pharmaceuticals, Inc.* 1,175 86,069
Aquestive Therapeutics, Inc.(b) 6,180 31,580
Arvinas, Inc.* 3,404 31,317
AtaiBeckley, Inc.* 18,332 134,557
Atea Pharmaceuticals, Inc.* 4,059 21,716
Avalyn Pharma, Inc.(b) 979 34,001
BioAge Labs, Inc.* 2,012 19,114
Collegium Pharmaceutical, Inc.* 1,884 46,365
Context Therapeutics, Inc.* 5,332 2,078
Contineum Therapeutics, Inc.,
Class
a
A* 1,540 25,010
CorMedix, Inc.(b) 4,269 35,262
Crinetics Pharmaceuticals, Inc.* 5,934 504,093
Definium Therapeutics, Inc.* 7,445 295,715
Edgewise Therapeutics, Inc.* 4,092 170,923
Enliven Therapeutics, Inc.* 2,452 141,946
Eton Pharmaceuticals, Inc.* 1,527 92,292
Evolus, Inc.* 3,399 30,897
EyePoint, Inc.* 4,429 19,930
Fulcrum Therapeutics, Inc.* 3,396 13,210
Harmony Biosciences Holdings,
Inc.* 2,584 101,758
Harrow, Inc.(b) 1,852 68,357
Indivior Pharmaceuticals, Inc.* 6,864 239,759
Innoviva, Inc.* 4,325 89,830
LB Pharmaceuticals, Inc.* 1,280 60,493
LENZ Therapeutics, Inc.(b) 1,174 6,117
Lexicon Pharmaceuticals, Inc.* 14,242 32,044
Ligand Pharmaceuticals, Inc.* 1,148 326,147
Liquidia Corp.* 4,036 275,134
Maze Therapeutics, Inc.* 2,018 53,618
MBX Biosciences, Inc.* 1,776 109,402
MediWound Ltd.(b) 588 7,415
Nektar Therapeutics* 1,973 140,833
Neumora Therapeutics, Inc.* 5,873 7,811
Nuvation Bio, Inc.* 14,423 96,057
Ocular Therapeutix, Inc.* 11,783 123,604
Omeros Corp.(b) 4,128 77,565

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Oramed Pharmaceuticals, Inc. 1,951 $ 9,794
Pacira BioSciences, Inc.* 2,268 58,741
Perrigo Co. plc 8,061 118,013
Phathom Pharmaceuticals, Inc.
(b) 2,815 26,940
Phibro Animal Health Corp.,
Class
a
A 1,197 45,175
Prestige Consumer Healthcare,
Inc.* 2,743 142,033
Rapport Therapeutics, Inc.* 1,751 85,221
Relmada Therapeutics, Inc.* 5,413 23,601
Septerna, Inc.* 1,267 48,336
SIGA Technologies, Inc. 2,420 7,599
SpyGlass Pharma, Inc.(b) 633 16,521
Supernus Pharmaceuticals,
Inc.* 3,213 142,047
Tarsus Pharmaceuticals, Inc.* 2,398 178,027
Theravance Biopharma, Inc.* 2,309 39,345
Third Harmonic Bio, Inc.*‡ 522 —
Trevi Therapeutics, Inc.* 6,132 101,791
VeraDermics, Inc.* 1,246 122,619
Wave Life Sciences, Inc.* 7,896 38,690
Xeris Biopharma Holdings, Inc.* 9,814 82,830
Zevra Therapeutics, Inc.* 3,372 39,587
5,490,547
Professional Services — 1.2%
Asure Software, Inc.* 1,397 12,741
Barrett Business Services, Inc. 1,372 47,197
BlackSky Technology, Inc.* 1,916 44,259
CBIZ, Inc.* 2,816 153,444
Clarivate plc* 20,031 41,063
Concentrix Corp. 2,446 73,625
Conduent, Inc.* 8,233 14,161
CRA International, Inc. 362 63,169
Exponent, Inc. 2,821 200,319
Falcon's Beyond Global, Inc.,
Class
a
A(b) 1,604 14,340
First Advantage Corp.* 4,601 96,713
Franklin Covey Co.* 539 10,969
HireQuest, Inc. 319 5,091
Huron Consulting Group, Inc.* 949 151,736
IBEX Holdings Ltd.* 571 21,961
ICF International, Inc. 1,047 93,288
Innodata, Inc.* 1,821 102,741
Insperity, Inc. 2,112 112,675
Kelly Services, Inc., Class
a
A 1,719 29,567
Kforce, Inc. 968 55,737
Korn Ferry 3,019 258,275
Legalzoom.com, Inc.* 6,891 42,931
ManpowerGroup, Inc. 2,680 168,706
Maximus, Inc. 3,151 182,033
Mistras Group, Inc.* 1,012 18,985
Public Policy Holding Co., Inc.
(c) 251 2,721
RCM Technologies, Inc.* 262 10,899
Resolute Holdings
Management, Inc.* 229 31,034
Spire Global, Inc.* 1,740 23,090
TIC Solutions, Inc.* 10,374 98,449
Investments
Shares Value
Common Stocks (a) (continued)
TriNet Group, Inc. 1,603 $ 112,675
TrueBlue, Inc.* 1,643 17,235
Upwork, Inc.* 6,896 62,271
Verra Mobility Corp., Class
a
A* 8,799 38,979
Willdan Group, Inc.* 839 73,790
2,486,869
Real Estate Management & Development — 0.6%
AGNT, Inc. 5,418 22,322
American Realty Investors, Inc.* 78 1,170
Compass, Inc., Class
a
A* 41,149 434,534
Comstock Holding Cos., Inc.,
Class
a
A* 205 4,051
Cushman & Wakefield Ltd.* 13,675 184,476
Douglas Elliman, Inc.* 4,193 7,757
Forestar Group, Inc.* 1,130 31,945
FRP Holdings, Inc.* 673 14,900
Marcus & Millichap, Inc. 1,317 41,696
Maui Land & Pineapple Co.,
Inc.* 367 5,813
Newmark Group, Inc., Class
a
A 9,068 138,106
Opendoor Technologies, Inc.* 53,902 172,486
Real REMAX Group, Inc.* 1,442 27,369
RMR Group, Inc. (The), Class
a
A 905 17,485
Seaport Entertainment Group,
Inc.* 432 11,357
St Joe Co. (The) 2,225 147,073
Tejon Ranch Co.* 1,230 19,778
Transcontinental Realty
Investors, Inc.* 64 2,335
1,284,653
Residential REITs — 0.2%
BRT Apartments Corp., REIT 576 8,249
Centerspace, REIT 980 51,440
Independence Realty Trust,
Inc., REIT 13,740 222,313
NexPoint Residential Trust, Inc.,
REIT 1,314 31,155
UMH Properties, Inc., REIT 4,713 77,529
390,686
Retail REITs — 1.1%
Acadia Realty Trust, REIT 7,813 159,932
Alexander's, Inc., REIT 125 33,958
CBL & Associates Properties,
Inc., REIT 1,070 58,518
Curbline Properties Corp., REIT 5,667 169,047
FrontView REIT, Inc. 1,234 23,816
Getty Realty Corp., REIT 3,336 108,153
InvenTrust Properties Corp.,
REIT 4,540 146,687
Kite Realty Group Trust, REIT 11,843 305,549
Macerich Co. (The), REIT 16,360 386,423
NETSTREIT Corp., REIT(b) 5,675 115,543
Phillips Edison & Co., Inc., REIT 7,366 284,696
Saul Centers, Inc., REIT 762 24,849
SITE Centers Corp., REIT 2,921 8,617
Tanger, Inc., REIT 6,566 247,604

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Urban Edge Properties, REIT 7,404 $ 156,669
2,230,061
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class
a
A* 3,087 224,795
Aehr Test Systems* 1,751 138,802
Aeluma, Inc.* 742 9,720
Alpha & Omega Semiconductor
Ltd.* 1,417 34,943
Ambarella, Inc.* 2,440 169,287
Ambiq Micro, Inc.* 1,064 62,042
Amtech Systems, Inc.* 672 9,825
Atomera, Inc.* 2,194 9,127
Axcelis Technologies, Inc.* 1,795 207,017
AXT, Inc.* 3,573 216,560
Blaize Holdings, Inc.(b) 4,925 2,401
Canadian Solar, Inc.(b) 2,800 34,524
CEVA, Inc.* 1,587 42,928
Cohu, Inc.* 2,673 123,225
Diodes, Inc.* 2,633 239,076
Everspin Technologies, Inc.* 1,115 18,119
GSI Technology, Inc.* 1,813 10,044
Ichor Holdings Ltd.* 2,009 107,622
Impinj, Inc.* 1,674 291,812
indie Semiconductor, Inc.,
Class
a
A* 12,267 45,572
inTEST Corp.* 670 7,236
Kopin Corp.* 10,035 44,555
Kulicke & Soffa Industries, Inc. 2,970 237,778
MaxLinear, Inc., Class
a
A* 4,958 297,034
Navitas Semiconductor Corp.,
Class
a
A* 10,519 121,915
NVE Corp. 280 28,034
PDF Solutions, Inc.* 1,892 84,156
Penguin Solutions, Inc.* 2,881 141,399
Photronics, Inc.* 3,332 93,763
Power Integrations, Inc. 3,210 164,930
QuickLogic Corp.* 948 10,172
Rigetti Computing, Inc.(b) 19,188 300,484
Silicon Laboratories, Inc.* 1,897 415,538
Synaptics, Inc.* 2,226 215,299
T1 Energy, Inc.(b) 10,258 45,648
Toyo Co. Ltd.* 466 1,962
Ultra Clean Holdings, Inc.* 2,575 174,662
Veeco Instruments, Inc.* 3,445 152,614
Wolfspeed, Inc.(b) 1,652 45,265
4,579,885
Software — 5.5%
8x8, Inc.* 7,982 15,006
A10 Networks, Inc. 4,148 105,318
ACI Worldwide, Inc.* 5,888 313,713
Adeia, Inc. 6,382 161,018
Agilysys, Inc.* 1,508 175,546
Alarm.com Holdings, Inc.* 2,741 157,772
Alkami Technology, Inc.* 3,890 79,356
Amplitude, Inc., Class
a
A* 5,515 77,761
Appian Corp., Class
a
A* 2,284 98,098
Arteris, Inc.* 2,005 43,869
Asana, Inc., Class
a
A* 5,579 57,241
Investments
Shares Value
Common Stocks (a) (continued)
AvePoint, Inc.* 9,708 $ 135,135
Bit Digital, Inc.(b) 18,824 26,918
Bitdeer Technologies Group,
Class
a
A* 7,430 80,616
Blackbaud, Inc.* 2,070 99,484
BlackLine, Inc.* 2,849 94,644
Blend Labs, Inc., Class
a
A* 10,545 16,345
Box, Inc., Class
a
A* 7,858 281,159
Braze, Inc., Class
a
A* 5,479 186,505
C3.ai, Inc., Class
a
A* 7,869 85,143
Cerence, Inc.* 2,556 21,573
Cipher Digital, Inc.(b) 19,436 301,258
Cleanspark, Inc.* 14,489 168,362
Clear Secure, Inc., Class
a
A 5,458 240,971
Commvault Systems, Inc.* 2,562 352,326
Consensus Cloud Solutions,
Inc.* 1,034 39,551
Core Scientific, Inc.* 17,970 292,911
CS Disco, Inc.* 1,627 7,126
Daily Journal Corp.* 77 47,966
Digimarc Corp.* 771 4,611
Digital Turbine, Inc.* 6,463 69,542
Domo, Inc., Class
a
B* 2,180 8,240
Duos Technologies Group, Inc.* 1,515 14,059
D-Wave Quantum, Inc.(b) 21,140 363,608
eGain Corp.* 958 7,147
EverCommerce, Inc.(b) 820 7,273
Five9, Inc.* 4,382 151,442
Freshworks, Inc., Class
a
A* 12,284 170,993
Hut 8 Corp.* 5,914 465,077
I3 Verticals, Inc., Class
a
A* 1,264 20,287
Intapp, Inc.* 3,213 139,348
Intellicheck, Inc.* 1,059 2,928
InterDigital, Inc. 1,496 501,205
JFrog Ltd.* 6,249 625,337
Kaltura, Inc.* 5,236 8,273
Keel Infrastructure Corp.* 33,787 106,429
Life360, Inc.* 1,079 46,246
LiveRamp Holdings, Inc.* 3,579 135,000
MARA Holdings, Inc.* 22,192 239,008
Mitek Systems, Inc.* 2,585 47,719
N-able, Inc.* 4,088 16,270
nCino, Inc.* 6,151 139,013
NCR Voyix Corp.* 8,077 67,685
NextNav, Inc.* 5,806 92,141
OneSpan, Inc. 2,135 35,270
Ooma, Inc.* 1,473 33,349
PagerDuty, Inc.* 4,683 66,218
PAR Technology Corp.* 2,403 45,176
Progress Software Corp.* 2,419 111,927
Q2 Holdings, Inc.* 3,638 236,616
Qualys, Inc.* 2,082 387,543
Rapid7, Inc.* 3,821 51,431
Red Violet, Inc.* 656 47,993
ReposiTrak, Inc. 712 5,703
Rimini Street, Inc.* 2,850 15,989
Riot Platforms, Inc.* 20,434 388,144
Roadzen, Inc.* 2,636 3,717
ServiceTitan, Inc., Class
a
A* 3,514 344,513
Silvaco Group, Inc.* 696 4,830

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Soluna Holdings, Inc.* 6,000 $ 6,480
SoundHound AI, Inc.,
Class
a
A(b) 22,901 163,971
Sprinklr, Inc., Class
a
A* 6,352 52,150
Sprout Social, Inc., Class
a
A* 3,123 35,540
SPS Commerce, Inc.* 2,135 182,329
Telos Corp.* 3,204 15,443
Tenable Holdings, Inc.* 6,582 251,103
Teradata Corp.* 5,478 158,862
Thryv Holdings, Inc.* 1,940 3,705
Varonis Systems, Inc., Class
a
B* 6,539 286,212
Veritone, Inc.* 4,824 3,829
Vertex, Inc., Class
a
A* 4,168 59,019
Via Transportation, Inc.,
Class
a
A* 3,022 84,404
Viant Technology, Inc., Class
a
A* 980 12,622
Weave Communications, Inc.* 3,746 27,383
Workiva, Inc., Class
a
A* 2,977 238,160
Xperi, Inc.* 2,633 15,640
Yext, Inc.* 4,959 33,572
ZenaTech, Inc.* 2,478 4,337
Zeta Global Holdings Corp.,
Class
a
A* 12,999 402,579
11,027,331
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 2,363 24,315
Four Corners Property Trust,
Inc., REIT 6,370 158,486
Gladstone Land Corp., REIT(b) 2,326 21,353
Outfront Media, Inc., REIT 9,234 271,295
Safehold, Inc., REIT 3,256 49,296
Smartstop Self Storage REIT,
Inc., REIT 3,231 104,910
629,655
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A(b) 1,301 4,749
Abercrombie & Fitch Co.,
Class
a
A* 2,556 365,712
Academy Sports & Outdoors,
Inc. 3,734 160,413
Advance Auto Parts, Inc. 3,520 148,474
American Eagle Outfitters, Inc. 9,097 151,283
Arhaus, Inc., Class
a
A 3,017 26,278
Arko Corp. 4,249 19,375
ARKO Petroleum Corp.,
Class
a
A 708 12,850
Asbury Automotive Group, Inc.* 1,125 237,825
Barnes & Noble Education, Inc. 956 11,568
Bob's Discount Furniture, Inc.* 1,124 18,917
Boot Barn Holdings, Inc.* 1,781 268,272
Buckle, Inc. (The) 1,862 79,321
Build-A-Bear Workshop, Inc.(b) 694 21,007
Caleres, Inc. 1,909 23,252
Camping World Holdings, Inc.,
Class
a
A 3,527 22,784
Citi Trends, Inc.* 288 19,603
Designer Brands, Inc.,
Class
a
A(b) 1,995 10,913
Investments
Shares Value
Common Stocks (a) (continued)
Envela Corp.* 397 $ 5,479
EVgo, Inc., Class
a
A(b) 7,812 10,468
Genesco, Inc.* 552 18,475
Group 1 Automotive, Inc. 674 181,670
Haverty Furniture Cos., Inc. 790 21,543
J Jill, Inc.(b) 395 7,714
Lands' End, Inc.* 568 6,719
MarineMax, Inc.* 1,146 59,798
Monro, Inc. 1,432 17,843
National Vision Holdings, Inc.* 4,556 77,816
Neighborhood Intelligence, Inc.
(b) 4,275 16,801
OneWater Marine, Inc., Class
a
A* 677 8,117
Outdoor Holding Co.* 6,160 13,306
Petco Health & Wellness Co.,
Inc., Class
a
A* 5,296 14,087
RealReal, Inc. (The)* 6,450 66,048
Rent the Runway, Inc., Class
a
A* 478 1,702
Revolve Group, Inc., Class
a
A* 2,413 53,617
RH* 900 134,235
RideNow Group, Inc., Class
a
B* 901 5,100
Sally Beauty Holdings, Inc.* 5,563 91,122
Shoe Station Group, Inc. 1,060 14,522
Signet Jewelers Ltd. 2,271 186,858
Sonic Automotive, Inc., Class
a
A 698 54,898
Stitch Fix, Inc., Class
a
A* 6,733 21,344
ThredUp, Inc., Class
a
A* 6,023 16,202
Torrid Holdings, Inc.* 1,968 4,330
Upbound Group, Inc. 3,163 57,883
Urban Outfitters, Inc.* 3,324 268,213
Victoria's Secret & Co.* 4,038 344,886
Warby Parker, Inc., Class
a
A* 5,929 145,853
Winmark Corp. 174 57,893
Zumiez, Inc.* 772 13,819
3,600,957
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.* 2,725 33,109
CPI Card Group, Inc.* 455 13,181
Diebold Nixdorf, Inc.* 1,302 88,328
Eastman Kodak Co.* 3,695 33,181
GPGI, Inc.(b) 10,361 136,972
Immersion Corp. 1,601 12,136
Infleqtion, Inc.(b) 6,732 87,987
One Stop Systems, Inc.* 1,286 13,400
Quantum Computing, Inc.(b) 11,811 97,204
Turtle Beach Corp.* 859 11,004
Xerox Holdings Corp.(b) 6,985 22,562
549,064
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 6,874 91,081
Carter's, Inc. 2,067 66,950
Ermenegildo Zegna NV 2,619 35,566
Figs, Inc., Class
a
A* 5,444 83,511
Fossil Group, Inc.* 3,117 15,492
G-III Apparel Group Ltd. 2,104 68,569
Kontoor Brands, Inc. 3,179 239,728
Movado Group, Inc. 876 29,547
Oxford Industries, Inc. 813 31,130

RUSSELL 2000 HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Playboy, Inc.* 3,319 $ 3,916
Rocky Brands, Inc. 413 18,672
Steven Madden Ltd. 4,197 181,226
Superior Group of Cos., Inc. 614 7,337
Under Armour, Inc., Class
a
A(b) 11,044 55,662
Under Armour, Inc., Class
a
C* 10,720 52,850
Wolverine World Wide, Inc. 4,752 93,757
1,074,994
Tobacco — 0.1%
Turning Point Brands, Inc. 1,086 87,933
Universal Corp. 1,437 65,384
153,317
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc.* 1,144 6,749
BlueLinx Holdings, Inc.* 438 34,878
Boise Cascade Co. 2,078 162,105
Custom Truck One Source, Inc.* 3,508 32,309
Distribution Solutions Group,
Inc.* 544 18,926
DNOW, Inc.* 10,754 172,387
DXP Enterprises, Inc.* 746 140,046
EVI Industries, Inc. 306 4,287
GATX Corp. 2,055 359,481
Global Industrial Co. 856 33,470
Herc Holdings, Inc. 1,918 292,188
Hudson Technologies, Inc.* 2,140 11,428
Karat Packaging, Inc. 495 23,582
McGrath RentCorp 1,423 160,002
NPK International, Inc.* 4,742 62,974
Rush Enterprises, Inc., Class
a
A 3,528 271,056
Rush Enterprises, Inc., Class
a
B 538 41,824
Titan Machinery, Inc.* 1,221 25,116
Transcat, Inc.* 537 46,445
Willis Lease Finance Corp. 656 35,509
Xometry, Inc., Class
a
A* 2,647 245,350
2,180,112
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.(b) 1,291 13,607
Water Utilities — 0.3%
American States Water Co. 2,284 203,938
Cadiz, Inc.(b) 3,278 13,014
California Water Service Group 3,482 173,996
Consolidated Water Co. Ltd. 885 26,346
Global Water Resources, Inc. 803 7,384
H2O America(b) 2,027 128,451
Middlesex Water Co. 1,066 61,828
Pure Cycle Corp.* 1,139 12,637
York Water Co. (The) 942 32,103
659,697
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,594 11,577
Spok Holdings, Inc. 1,199 12,601
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 5,739 $ 193,290
217,468
Total Common Stocks
(Cost $159,009,203)
178,681,554
Securities Lending Reinvestments (e) — 2 .5%
Investment Companies — 2 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $4,933,073) 4,933,073 4,933,073
Principal
Amount
Short-Term Investments — 8 .1%
Repurchase Agreements (g) — 8 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $16,097,246
(Cost $16,095,641) $ 16,095,641
16,095,641
Total Investments — 100.4%
(Cost $180,037,917) 199,710,268
Liabilities in excess of other assets — (0.4%) (702,035)
Net Assets — 100.0% $ 199,008,233
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $28,250,584.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $5,114,136, collateralized in the form of cash with a value of $4,933,073 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $341,850 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
September 15, 2026 – February 15, 2056. The total value of
collateral is $5,274,923.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $4,933,073.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 131 9/18/2026 U.S. Dollar $ 19,379,485 $ 107,610
Swap Agreements
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
53,734,177 3/8/2027 BNP Paribas N/A
Russell 2000
®
Daily Covered
Call Index 451,169
144,267,957 4/6/2027 Goldman Sachs International N/A
Russell 2000
®
Daily Covered
Call Index 964,271
198,002,134 1,415,440
Total Unrealized
Appreciation
1,415,440
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

RUSSELL U.S. DIVIDEND GROWERS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 4.7%
Commerce Bancshares, Inc. 1,283 $ 74,042
Community Trust Bancorp, Inc. 1,008 76,739
United Bankshares, Inc. 1,571 74,041
224,822
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 2,648 70,358
Coca-Cola Co. (The) 857 75,990
PepsiCo, Inc. 491 68,907
215,255
Building Products — 1.5%
Carlisle Cos., Inc. 207 71,742
Capital Markets — 4.7%
Franklin Templeton, Inc. 2,222 75,881
S&P Global, Inc. 170 74,093
T. Rowe Price Group, Inc. 652 72,555
222,529
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 254 78,603
HB Fuller Co. 1,111 61,049
PPG Industries, Inc. 597 66,966
RPM International, Inc. 656 68,290
Sherwin-Williams Co. (The) 222 75,216
Stepan Co. 1,330 83,271
433,395
Commercial Services & Supplies — 3.2%
ABM Industries, Inc. 1,532 71,437
MSA Safety, Inc. 443 82,739
154,176
Consumer Staples Distribution & Retail — 4.6%
Sysco Corp. 888 71,999
Target Corp. 532 85,588
Walmart, Inc. 586 61,454
219,041
Containers & Packaging — 1.6%
Sonoco Products Co. 1,399 77,155
Distributors — 2.0%
Genuine Parts Co. 690 93,612
Electrical Equipment — 1.6%
Emerson Electric Co. 497 75,763
Food Products — 6.0%
Archer-Daniels-Midland Co. 896 72,836
Hormel Foods Corp. 2,890 63,146
Marzetti Co. (The) 645 72,659
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 1,435 $ 77,806
286,447
Gas Utilities — 4.6%
Atmos Energy Corp. 420 69,775
National Fuel Gas Co. 921 76,498
Northwest Natural Holding Co. 1,434 70,366
216,639
Health Care Equipment & Supplies — 5.4%
Abbott Laboratories 788 86,963
Becton Dickinson & Co. 479 90,105
Medtronic plc 880 79,772
256,840
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 248 65,358
Household Products — 6.0%
Clorox Co. (The) 718 70,134
Colgate-Palmolive Co. 791 71,048
Kimberly-Clark Corp. 695 75,025
Procter & Gamble Co. (The) 476 69,077
285,284
Insurance — 6.3%
Aflac, Inc. 606 70,205
Cincinnati Financial Corp. 420 71,358
Old Republic International
Corp. 1,849 77,159
RLI Corp. 1,306 82,892
301,614
Machinery — 7.7%
Dover Corp. 323 62,736
Gorman-Rupp Co. (The) 854 64,392
Illinois Tool Works, Inc. 278 76,553
Nordson Corp. 248 79,787
Stanley Black & Decker, Inc. 850 81,914
365,382
Metals & Mining — 1.4%
Nucor Corp. 271 67,652
Multi-Utilities — 3.0%
Black Hills Corp. 985 70,605
Consolidated Edison, Inc. 661 70,740
141,345
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 380 78,333
Pharmaceuticals — 1.7%
Johnson & Johnson 297 78,957
Professional Services — 2.0%
Automatic Data Processing, Inc. 313 89,568

AUGUST 31, 2026 (Unaudited) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Mobility Global, Inc. 170 $ 3,451
93,019
Retail REITs — 2.8%
Federal Realty Investment Trust,
REIT 566 65,673
NNN REIT, Inc. 1,533 69,292
134,965
Specialty Retail — 1.4%
Lowe's Cos., Inc. 320 65,504
Tobacco — 1.3%
Universal Corp. 1,327 60,379
Trading Companies & Distributors — 2.9%
McGrath RentCorp 615 69,151
WW Grainger, Inc. 54 70,712
139,863
Water Utilities — 6.7%
American States Water Co. 920 82,147
California Water Service Group 1,558 77,853
H2O America(a) 1,247 79,022
Middlesex Water Co. 1,347 78,126
317,148
Total Common Stocks
(Cost $4,447,112)
4,742,219
Securities Lending Reinvestments (b) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $80,990) 80,990 80,990
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,525
(Cost $5,524) $ 5,524
5,524
Total Investments — 101.5%
(Cost $4,533,626) 4,828,733
Liabilities in excess of other assets — (1.5%) (73,523)
Net Assets — 100.0% $ 4,755,210
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $78,959, collateralized in the form of cash with a value of $80,990 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $80,990.
(c) Rate shown is the 7-day yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
AUTOCALLABLE INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ACSP
::
Investments
Shares Value
Exchange Traded Funds — 78 .5%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $4,005,200) 40,000 $ 4,004,800
Total Investments — 78.5%
(Cost $4,005,200) 4,004,800
Other assets less liabilities — 21.5% 1,093,775
Net Assets — 100.0% $ 5,098,575
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 4,005,200 – – (400) 4,004,800 40,000 –
Swap Agreements
S&P 500
®
Autocallable Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
5,103,789 4/6/2028 Bank of America NA 3.63%
S&P 500 Futures 35% Volatility
Compass Autocall Index (81,892)
5,103,789 (81,892)
Total Unrealized
Depreciation
(81,892)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
BUYBACK ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BUYB
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 4.2%
Lockheed Martin Corp. 586 $ 328,881
Northrop Grumman Corp. 567 306,010
Textron, Inc. 3,444 277,448
912,339
Air Freight & Logistics — 1.6%
Expeditors International of
Washington, Inc. 1,882 356,921
Banks — 4.2%
Citigroup, Inc. 2,252 296,408
JPMorgan Chase & Co. 936 333,235
PNC Financial Services Group,
Inc. (The) 1,255 300,736
930,379
Broadline Retail — 1.3%
eBay, Inc. 2,684 277,955
Building Products — 4.4%
A O Smith Corp. 5,202 307,594
Allegion plc 2,292 355,833
Masco Corp. 4,084 294,702
958,129
Capital Markets — 1.6%
Ameriprise Financial, Inc. 631 349,012
Communications Equipment — 1.4%
Cisco Systems, Inc. 2,718 300,312
Construction & Engineering — 1.3%
Comfort Systems USA, Inc. 184 284,394
Consumer Finance — 3.0%
American Express Co. 920 303,756
Synchrony Financial 4,532 349,327
653,083
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc. 2,735 286,820
Containers & Packaging — 1.6%
Avery Dennison Corp. 1,958 340,907
Distributors — 1.5%
Genuine Parts Co. 2,480 336,462
Electrical Equipment — 1.6%
Emerson Electric Co. 2,267 345,582
Electronic Equipment, Instruments & Components — 2.8%
Jabil, Inc. 951 290,302
TE Connectivity plc 1,576 323,474
613,776
Investments
Shares Value
Common Stocks (continued)
Financial Services — 6.5%
Corpay, Inc.* 894 $ 361,444
Mastercard, Inc., Class
a
A 595 350,640
PayPal Holdings, Inc. 6,947 365,864
Visa, Inc., Class
a
A 890 337,639
1,415,587
Food Products — 1.5%
Mondelez International, Inc.,
Class
a
A 5,201 322,826
Ground Transportation — 5.6%
CSX Corp. 6,353 320,890
JB Hunt Transport Services,
Inc. 1,119 297,061
Old Dominion Freight Line, Inc. 1,417 283,343
Union Pacific Corp. 1,101 331,038
1,232,332
Health Care Providers & Services — 7.1%
Cardinal Health, Inc. 1,304 305,944
DaVita, Inc.* 1,341 236,029
Henry Schein, Inc.* 3,717 333,787
McKesson Corp. 378 334,651
Universal Health Services, Inc.,
Class
a
B 1,978 336,913
1,547,324
Hotels, Restaurants & Leisure — 2.9%
Domino's Pizza, Inc. 1,023 349,927
McDonald's Corp. 1,112 293,057
642,984
Household Durables — 1.4%
PulteGroup, Inc. 2,516 317,821
Household Products — 1.4%
Colgate-Palmolive Co. 3,325 298,652
Industrial Conglomerates — 1.4%
Honeywell International, Inc. 1,404 299,796
Insurance — 8.6%
Aflac, Inc. 2,547 295,070
Globe Life, Inc. 1,747 301,654
Loews Corp. 2,685 290,759
MetLife, Inc. 3,433 326,719
Prudential Financial, Inc. 2,746 322,929
Travelers Cos., Inc. (The) 915 334,826
1,871,957
IT Services — 2.1%
Cognizant Technology Solutions
Corp., Class
a
A 7,291 470,853
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc. 2,397 368,083

S&P 500
®
BUYBACK ARISTOCRATS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BUYB
::
Investments
Shares Value
Common Stocks (continued)
Mettler-Toledo International,
Inc.* 248 $ 348,475
716,558
Machinery — 2.8%
Illinois Tool Works, Inc. 1,167 321,357
Snap-on, Inc. 771 297,845
619,202
Pharmaceuticals — 2.8%
Eli Lilly & Co. 254 293,809
Zoetis, Inc., Class
a
A 4,119 317,575
611,384
Professional Services — 3.1%
Automatic Data Processing, Inc. 1,282 366,857
Verisk Analytics, Inc., Class
a
A 1,631 316,055
682,912
Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc. 542 248,447
QUALCOMM, Inc. 1,658 282,656
531,103
Software — 1.9%
Adobe, Inc.* 1,400 409,906
Specialty Retail — 9.2%
AutoZone, Inc.* 101 302,115
O'Reilly Automotive, Inc.* 3,640 323,232
Ross Stores, Inc. 1,421 324,756
Tractor Supply Co. 10,458 364,984
Ulta Beauty, Inc.* 680 365,228
Williams-Sonoma, Inc. 1,417 323,430
2,003,745
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc. 987 312,731
Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.* 3,026 263,504
Trading Companies & Distributors — 1.4%
WW Grainger, Inc. 229 299,873
Total Common Stocks
(Cost $20,806,541)
21,817,121
Total Investments — 99.8%
(Cost $20,806,541) 21,817,121
Other assets less liabilities — 0.2% 48,648
Net Assets — 100.0% $ 21,865,769
* Non-income producing security.

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.4%
General Dynamics Corp. 446,062 $ 165,645,124
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc. 802,753 120,140,014
Expeditors International of
Washington, Inc. 938,013 177,894,165
298,034,179
Beverages — 4.4%
Brown-Forman Corp., Class
a
B 6,302,580 167,459,551
Coca-Cola Co. (The) 2,025,193 179,573,863
PepsiCo, Inc. 1,227,062 172,205,881
519,239,295
Biotechnology — 1.4%
AbbVie, Inc. 657,138 168,503,326
Building Products — 1.4%
A O Smith Corp. 2,804,566 165,833,988
Capital Markets — 6.1%
FactSet Research Systems, Inc. 678,807 212,839,935
Franklin Templeton, Inc. 5,140,553 175,549,885
S&P Global, Inc. 387,946 169,082,385
T. Rowe Price Group, Inc. 1,434,805 159,665,100
717,137,305
Chemicals — 8.8%
Air Products and Chemicals,
Inc. 560,441 173,434,072
Albemarle Corp. 1,417,209 191,280,699
Ecolab, Inc. 623,766 176,650,531
Linde plc 327,234 160,207,222
PPG Industries, Inc. 1,417,936 159,049,881
Sherwin-Williams Co. (The) 520,310 176,286,231
1,036,908,636
Commercial Services & Supplies — 1.4%
Cintas Corp. 826,630 166,805,668
Consumer Staples Distribution & Retail — 4.4%
Sysco Corp. 2,026,926 164,343,160
Target Corp. 1,206,866 194,160,602
Walmart, Inc. 1,522,474 159,661,849
518,165,611
Containers & Packaging — 1.5%
Amcor plc 3,853,874 176,854,278
Distributors — 1.6%
Genuine Parts Co. 1,382,824 187,607,732
Electric Utilities — 2.6%
Eversource Energy 2,235,440 156,793,762
NextEra Energy, Inc. 1,861,660 153,289,084
310,082,846
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.5%
Emerson Electric Co. 1,192,092 $ 181,722,504
Food Products — 5.6%
Archer-Daniels-Midland Co. 1,906,215 154,956,217
Hormel Foods Corp. 6,602,597 144,266,744
J M Smucker Co. (The) 1,409,655 184,890,350
McCormick & Co., Inc.
(Non-Voting) 3,199,749 173,490,391
657,603,702
Gas Utilities — 1.3%
Atmos Energy Corp. 932,661 154,942,972
Health Care Equipment & Supplies — 4.8%
Abbott Laboratories 1,655,074 182,653,967
Becton Dickinson & Co. 1,086,777 204,433,621
Medtronic plc 2,032,625 184,257,456
571,345,044
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 754,680 177,063,022
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 631,530 166,433,416
Household Products — 7.0%
Church & Dwight Co., Inc. 1,713,694 170,992,387
Clorox Co. (The) 1,738,211 169,788,451
Colgate-Palmolive Co. 1,816,556 163,163,060
Kimberly-Clark Corp. 1,528,759 165,029,534
Procter & Gamble Co. (The) 1,116,148 161,975,398
830,948,830
Insurance — 7.3%
Aflac, Inc. 1,346,909 156,039,408
Brown & Brown, Inc. 2,545,513 183,709,673
Chubb Ltd. 484,950 164,204,070
Cincinnati Financial Corp. 928,707 157,787,319
Erie Indemnity Co., Class
a
A 789,386 201,735,486
863,475,956
IT Services — 1.6%
International Business
Machines Corp. 808,922 189,182,588
Life Sciences Tools & Services — 1.3%
West Pharmaceutical Services,
Inc. 464,412 158,415,577
Machinery — 8.4%
Caterpillar, Inc. 187,175 149,266,447
Dover Corp. 775,893 150,701,697
Illinois Tool Works, Inc. 607,648 167,328,030
Nordson Corp. 570,834 183,648,715
Pentair plc 2,641,246 159,689,733

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 1,864,995 $ 179,729,568
990,364,190
Metals & Mining — 1.5%
Nucor Corp. 705,605 176,147,232
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,484,984 158,922,988
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp. 862,536 177,803,171
ExxonMobil Holdings Corp. 1,077,697 173,455,332
351,258,503
Personal Care Products — 1.4%
Kenvue, Inc. 8,701,054 164,275,899
Pharmaceuticals — 1.5%
Johnson & Johnson 651,142 173,106,101
Professional Services — 1.7%
Automatic Data Processing, Inc. 684,649 195,919,158
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 567,955 160,708,547
Retail REITs — 2.6%
Federal Realty Investment Trust,
REIT 1,331,079 154,445,096
Realty Income Corp., REIT 2,559,610 156,852,901
311,297,997
Software — 1.8%
Roper Technologies, Inc. 494,345 209,918,661
Specialty Retail — 1.4%
Lowe's Cos., Inc. 814,536 166,735,519
Trading Companies & Distributors — 2.9%
Fastenal Co. 3,671,991 181,065,876
WW Grainger, Inc. 122,930 160,975,606
342,041,482
Total Common Stocks
(Cost $9,705,725,019)
11,782,647,876
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $11,007,094
(Cost $11,005,996) $ 11,005,996
$ 11,005,996
Total Investments — 99.9%
(Cost $9,716,731,015) 11,793,653,872
Other assets less liabilities — 0.1% 7,500,148
Net Assets — 100.0% $ 11,801,154,020
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) — 85 .5%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 3 $ 1,700
Boeing Co. (The)* 27 5,610
General Dynamics Corp. 9 3,342
General Electric Co. 36 12,086
Honeywell Aerospace, Inc.* 11 1,739
Howmet Aerospace, Inc. 14 3,429
Huntington Ingalls Industries,
Inc. 1 291
L3Harris Technologies, Inc. 6 1,598
Lockheed Martin Corp. 7 3,929
Northrop Grumman Corp. 5 2,699
RTX Corp. 47 9,763
Textron, Inc. 6 483
TransDigm Group, Inc. 2 2,343
49,012
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 4 599
Expeditors International of
Washington, Inc. 5 948
FedEx Corp. 8 2,619
United Parcel Service, Inc.,
Class
a
B 26 2,710
6,876
Automobile Components — 0.0%(b)
Aptiv plc* 7 313
Automobiles — 1.5%
Ford Motor Co. 137 1,910
General Motors Co. 31 2,676
Tesla, Inc.* 98 36,059
40,645
Banks — 3.0%
Bank of America Corp. 228 14,122
Citigroup, Inc. 59 7,766
Citizens Financial Group, Inc. 15 1,033
Fifth Third Bancorp 32 1,721
Huntington Bancshares, Inc. 71 1,185
JPMorgan Chase & Co. 93 33,110
KeyCorp 32 691
M&T Bank Corp. 5 1,170
PNC Financial Services Group,
Inc. (The) 14 3,355
Regions Financial Corp. 30 896
Truist Financial Corp. 43 2,132
U.S. Bancorp 54 3,325
Wells Fargo & Co. 107 9,244
79,750
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 6 159
Coca-Cola Co. (The) 135 11,971
Constellation Brands, Inc.,
Class
a
A 5 653
Keurig Dr Pepper, Inc. 47 1,497
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 6 $ 239
Monster Beverage Corp.* 50 2,296
PepsiCo, Inc. 48 6,736
23,551
Biotechnology — 1.5%
AbbVie, Inc. 62 15,898
Amgen, Inc. 19 8,168
Biogen, Inc.* 5 1,083
Gilead Sciences, Inc. 43 6,293
Incyte Corp.* 6 739
Moderna, Inc.* 12 1,684
Regeneron Pharmaceuticals,
Inc. 3 2,397
Vertex Pharmaceuticals, Inc.* 9 4,901
41,163
Broadline Retail — 3.3%
Amazon.com, Inc.* 341 88,582
eBay, Inc. 15 1,553
90,135
Building Products — 0.4%
A O Smith Corp. 4 236
Allegion plc 3 466
Builders FirstSource, Inc.* 4 266
Carrier Global Corp. 27 1,572
Johnson Controls International
plc 21 2,903
Lennox International, Inc. 1 383
Masco Corp. 7 505
Trane Technologies plc 8 3,555
9,886
Capital Markets — 2.8%
Ameriprise Financial, Inc. 3 1,659
Ares Management Corp.,
Class
a
A 7 1,002
Bank of New York Mellon Corp.
(The) 24 3,871
Blackrock, Inc. 5 5,778
Blackstone, Inc. 26 3,724
Cboe Global Markets, Inc. 4 1,201
Charles Schwab Corp. (The) 57 6,260
CME Group, Inc. 13 3,711
Coinbase Global, Inc., Class
a
A* 8 1,505
FactSet Research Systems, Inc. 1 314
Franklin Templeton, Inc. 11 376
Goldman Sachs Group, Inc.
(The) 10 10,259
Interactive Brokers Group, Inc.,
Class
a
A 16 1,557
Intercontinental Exchange, Inc. 20 3,214
Invesco Ltd. 15 492
KKR & Co., Inc. 24 2,633
Moody's Corp. 5 2,523
Morgan Stanley 42 8,959
MSCI, Inc., Class
a
A 3 1,712
Nasdaq, Inc. 16 1,578

S&P 500
®
DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Northern Trust Corp. 6 $ 1,113
Raymond James Financial, Inc. 6 1,069
Robinhood Markets, Inc.,
Class
a
A* 28 2,935
S&P Global, Inc. 11 4,794
State Street Corp. 10 1,914
T. Rowe Price Group, Inc. 7 779
74,932
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 8 2,476
Albemarle Corp. 4 540
CF Industries Holdings, Inc. 5 650
Corteva, Inc. 23 1,947
Dow, Inc. 25 763
Ecolab, Inc. 9 2,549
International Flavors &
Fragrances, Inc. 9 777
Linde plc 16 7,833
LyondellBasell Industries NV,
Class
a
A 9 586
Mosaic Co. (The) 11 265
PPG Industries, Inc. 8 897
Sherwin-Williams Co. (The) 8 2,710
21,993
Commercial Services & Supplies — 0.3%
Cintas Corp. 12 2,421
Copart, Inc.* 31 1,023
Republic Services, Inc., Class
a
A 7 1,546
Rollins, Inc. 10 361
Veralto Corp. 9 887
Waste Management, Inc. 13 2,846
9,084
Communications Equipment — 1.1%
Arista Networks, Inc.* 36 7,045
Ciena Corp.* 5 1,914
Cisco Systems, Inc. 138 15,248
F5, Inc.* 2 814
Lumentum Holdings, Inc.* 3 2,744
Motorola Solutions, Inc. 6 2,912
30,677
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 1 1,546
EMCOR Group, Inc. 2 1,469
Quanta Services, Inc. 5 3,035
6,050
Construction Materials — 0.2%
CRH plc 23 2,169
Martin Marietta Materials, Inc. 2 1,037
Vulcan Materials Co. 5 1,348
4,554
Consumer Finance — 0.4%
American Express Co. 19 6,273
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 22 $ 4,719
Synchrony Financial 12 925
11,917
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc. 1 752
Costco Wholesale Corp. 15 14,158
Dollar General Corp. 8 1,014
Dollar Tree, Inc.* 6 760
Kroger Co. (The) 20 1,151
Sysco Corp. 17 1,378
Target Corp. 16 2,574
Walmart, Inc. 153 16,045
37,832
Containers & Packaging — 0.2%
Amcor plc 16 734
Avery Dennison Corp. 3 522
Ball Corp. 9 567
International Paper Co. 18 683
Packaging Corp. of America 3 702
Smurfit Westrock plc 18 844
4,052
Distributors — 0.0%(b)
Genuine Parts Co. 5 678
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 242 6,265
Comcast Corp., Class
a
A 124 3,301
Verizon Communications, Inc. 146 7,303
16,869
Electric Utilities — 1.1%
Alliant Energy Corp. 9 612
American Electric Power Co.,
Inc. 19 2,326
Constellation Energy Corp. 11 3,022
Duke Energy Corp. 27 3,238
Edison International 13 702
Entergy Corp. 16 1,701
Evergy, Inc. 8 648
Eversource Energy 13 912
Exelon Corp. 36 1,574
FirstEnergy Corp. 18 825
NextEra Energy, Inc. 73 6,011
NRG Energy, Inc. 7 771
PG&E Corp. 77 1,022
Pinnacle West Capital Corp. 4 391
PPL Corp. 26 887
Southern Co. (The) 39 3,432
Xcel Energy, Inc. 22 1,665
29,739
Electrical Equipment — 0.9%
AMETEK, Inc. 8 1,881
Eaton Corp. plc 14 5,626
Emerson Electric Co. 20 3,049
GE Vernova, Inc. 9 8,087

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 2 $ 371
Hubbell, Inc., Class
a
B 2 906
Rockwell Automation, Inc. 4 1,698
Vertiv Holdings Co., Class
a
A 13 3,363
24,981
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 43 6,818
CDW Corp. 4 606
Coherent Corp.* 7 1,945
Corning, Inc. 27 4,016
Flex Ltd.* 13 1,420
Jabil, Inc. 4 1,221
Keysight Technologies, Inc.* 6 1,936
TE Connectivity plc 10 2,052
Teledyne Technologies, Inc.* 2 1,226
Zebra Technologies Corp.,
Class
a
A* 2 707
21,947
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 35 2,224
Halliburton Co. 29 1,069
SLB Ltd. 52 3,125
6,418
Entertainment — 0.9%
Live Nation Entertainment, Inc.* 6 1,079
Netflix, Inc.* 147 11,914
Take-Two Interactive Software,
Inc.* 6 1,318
TKO Group Holdings, Inc.,
Class
a
A 2 365
Walt Disney Co. (The) 61 6,561
Warner Bros Discovery, Inc.* 86 2,454
23,691
Financial Services — 3.0%
Apollo Global Management, Inc. 16 2,185
Berkshire Hathaway, Inc.,
Class
a
B* 64 32,258
Block, Inc., Class
a
A* 19 1,558
Corpay, Inc.* 2 809
Fidelity National Information
Services, Inc. 18 734
Fiserv, Inc.* 19 1,013
Global Payments, Inc. 8 728
Jack Henry & Associates, Inc. 2 336
Mastercard, Inc., Class
a
A 28 16,501
PayPal Holdings, Inc. 31 1,633
Visa, Inc., Class
a
A 58 22,003
79,758
Food Products — 0.3%
Archer-Daniels-Midland Co. 17 1,382
Bunge Global SA 5 581
General Mills, Inc. 19 783
Hershey Co. (The) 5 881
Hormel Foods Corp. 10 219
J M Smucker Co. (The) 4 525
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 30 $ 770
McCormick & Co., Inc.
(Non-Voting) 9 488
Mondelez International, Inc.,
Class
a
A 45 2,793
Tyson Foods, Inc., Class
a
A 10 551
8,973
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6 997
Ground Transportation — 0.8%
CSX Corp. 65 3,283
Fedex Freight Holding Co., Inc.* 4 535
JB Hunt Transport Services,
Inc. 3 797
Norfolk Southern Corp. 8 2,742
Old Dominion Freight Line, Inc. 6 1,200
Uber Technologies, Inc.* 71 5,371
Union Pacific Corp. 21 6,314
20,242
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 61 6,732
Align Technology, Inc.* 2 320
Baxter International, Inc. 18 468
Becton Dickinson & Co. 10 1,881
Boston Scientific Corp.* 52 2,512
Cooper Cos., Inc. (The)* 7 491
Dexcom, Inc.* 13 1,184
Edwards Lifesciences Corp.* 20 1,815
GE HealthCare Technologies,
Inc. 16 1,140
IDEXX Laboratories, Inc.* 3 1,670
Insulet Corp.* 2 297
Intuitive Surgical, Inc.* 12 4,522
Medtronic plc 45 4,079
ResMed, Inc. 5 1,200
Solventum Corp.* 5 455
STERIS plc 3 698
Stryker Corp. 12 3,886
Zimmer Biomet Holdings, Inc. 7 700
34,050
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 8 1,877
Cencora, Inc. 7 2,265
Centene Corp.* 16 1,030
Cigna Group (The) 9 2,485
CVS Health Corp. 45 4,226
DaVita, Inc.* 1 176
Elevance Health, Inc. 8 3,140
HCA Healthcare, Inc. 5 2,072
Henry Schein, Inc.* 3 269
Humana, Inc. 4 1,533
Labcorp Holdings, Inc. 3 998
McKesson Corp. 4 3,541
Quest Diagnostics, Inc. 4 961
UnitedHealth Group, Inc. 32 12,461

S&P 500
®
DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2 $ 341
37,375
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 5 256
Healthpeak Properties, Inc.,
REIT 24 500
Ventas, Inc., REIT 17 1,550
Welltower, Inc., REIT 25 5,906
8,212
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 5 1,428
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 22 482
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 15 2,748
Booking Holdings, Inc. 27 5,375
Carnival Corp. Ltd. 45 1,075
Chipotle Mexican Grill, Inc.,
Class
a
A* 45 1,711
Darden Restaurants, Inc. 4 857
Domino's Pizza, Inc. 1 342
DoorDash, Inc., Class
a
A* 13 3,013
Expedia Group, Inc. 4 1,269
Hilton Worldwide Holdings, Inc. 8 2,530
Las Vegas Sands Corp. 10 438
Marriott International, Inc.,
Class
a
A 8 2,734
McDonald's Corp. 25 6,589
MGM Resorts International* 7 290
Norwegian Cruise Line Holdings
Ltd.* 16 258
Royal Caribbean Cruises Ltd. 9 2,419
Starbucks Corp. 40 4,250
Wynn Resorts Ltd. 3 274
Yum! Brands, Inc. 10 1,533
37,705
Household Durables — 0.2%
DR Horton, Inc. 9 1,301
Garmin Ltd. 6 1,705
Lennar Corp., Class
a
A 8 673
PulteGroup, Inc. 7 884
4,563
Household Products — 0.6%
Church & Dwight Co., Inc. 8 798
Clorox Co. (The) 4 391
Colgate-Palmolive Co. 28 2,515
Kimberly-Clark Corp. 12 1,295
Procter & Gamble Co. (The) 81 11,755
16,754
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 25 $ 369
Vistra Corp. 11 1,511
1,880
Industrial Conglomerates — 0.2%
3M Co. 18 3,093
DuPont de Nemours, Inc. 5 673
Honeywell International, Inc. 11 2,349
6,115
Industrial REITs — 0.2%
Prologis, Inc., REIT 33 4,617
Insurance — 1.4%
Aflac, Inc. 16 1,853
Allstate Corp. (The) 9 2,320
American International Group,
Inc. 18 1,374
Aon plc, Class
a
A 7 2,251
Arch Capital Group Ltd.* 12 1,177
Arthur J Gallagher & Co. 9 2,359
Assurant, Inc. 2 564
Brown & Brown, Inc. 10 722
Chubb Ltd. 13 4,402
Cincinnati Financial Corp. 5 849
Erie Indemnity Co., Class
a
A 1 255
Everest Group Ltd. 1 375
Globe Life, Inc. 3 518
Hartford Insurance Group, Inc.
(The) 10 1,374
Loews Corp. 6 650
Marsh & McLennan Cos., Inc. 17 3,227
MetLife, Inc. 19 1,808
Principal Financial Group, Inc. 7 771
Progressive Corp. (The) 20 4,362
Prudential Financial, Inc. 12 1,411
Travelers Cos., Inc. (The) 7 2,561
W R Berkley Corp. 10 676
Willis Towers Watson plc 3 1,016
36,875
Interactive Media & Services — 6.3%
Alphabet, Inc., Class
a
A 205 69,567
Alphabet, Inc., Class
a
C 165 55,343
Meta Platforms, Inc., Class
a
A 77 44,070
Reddit, Inc., Class
a
A* 5 739
169,719
IT Services — 0.6%
Accenture plc, Class
a
A 21 3,985
Akamai Technologies, Inc.* 5 543
Cognizant Technology Solutions
Corp., Class
a
A 17 1,098
Gartner, Inc.* 2 396
GoDaddy, Inc., Class
a
A* 5 489
International Business
Machines Corp. 33 7,718

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 3 $ 865
15,094
Leisure Products — 0.0%(b)
Hasbro, Inc. 5 471
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 10 1,536
Bio-Techne Corp. 5 362
Charles River Laboratories
International, Inc.* 2 576
Danaher Corp. 22 4,698
IQVIA Holdings, Inc.* 6 1,567
Mettler-Toledo International,
Inc.* 1 1,405
Revvity, Inc. 4 515
Thermo Fisher Scientific, Inc. 13 8,022
Waters Corp.* 3 1,244
West Pharmaceutical Services,
Inc. 2 682
20,607
Machinery — 1.4%
Caterpillar, Inc. 16 12,759
Cummins, Inc. 5 2,822
Deere & Co. 9 5,894
Dover Corp. 5 971
Fortive Corp. 11 647
IDEX Corp. 3 686
Illinois Tool Works, Inc. 9 2,478
Ingersoll Rand, Inc. 12 925
Nordson Corp. 2 643
Otis Worldwide Corp. 13 925
PACCAR, Inc. 18 2,234
Parker-Hannifin Corp. 4 3,918
Pentair plc 6 363
Snap-on, Inc. 2 773
Stanley Black & Decker, Inc. 5 482
Westinghouse Air Brake
Technologies Corp. 6 1,716
Xylem, Inc. 8 881
39,117
Media — 0.2%
AppLovin Corp., Class
a
A* 9 2,809
Charter Communications, Inc.,
Class
a
A* 4 610
EchoStar Corp., Class
a
A* 5 432
Fox Corp., Class
a
A 7 471
Fox Corp., Class
a
B 5 301
News Corp., Class
a
A 13 399
News Corp., Class
a
B 4 138
Omnicom Group, Inc. 10 875
Paramount Skydance Corp.,
Class
a
B(c) 11 120
Trade Desk, Inc. (The), Class
a
A* 15 206
6,361
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 50 3,787
Investments
Shares Value
Common Stocks (a) (continued)
Newmont Corp. 37 $ 4,664
Nucor Corp. 8 1,997
Steel Dynamics, Inc. 5 1,163
11,611
Multi-Utilities — 0.4%
Ameren Corp. 10 1,060
CenterPoint Energy, Inc. 23 911
CMS Energy Corp. 11 749
Consolidated Edison, Inc. 13 1,391
Dominion Energy, Inc. 31 2,046
DTE Energy Co. 7 949
NiSource, Inc. 17 696
Public Service Enterprise
Group, Inc. 17 1,247
Sempra 23 1,879
WEC Energy Group, Inc. 11 1,168
12,096
Office REITs — 0.0%(b)
BXP, Inc., REIT 5 340
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 12 518
Chevron Corp. 65 13,399
ConocoPhillips 42 5,565
Devon Energy Corp. 40 1,940
Diamondback Energy, Inc. 7 1,403
EOG Resources, Inc. 19 2,754
EQT Corp. 22 1,192
Expand Energy Corp. 8 785
ExxonMobil Holdings Corp. 145 23,338
Kinder Morgan, Inc. 68 2,192
Marathon Petroleum Corp. 10 3,733
Occidental Petroleum Corp. 25 1,505
ONEOK, Inc. 22 2,112
Phillips 66 14 3,452
Targa Resources Corp. 7 2,056
Texas Pacific Land Corp. 2 749
Valero Energy Corp. 10 3,589
Williams Cos., Inc. (The) 43 3,227
73,509
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 23 1,794
Southwest Airlines Co. 17 655
United Airlines Holdings, Inc.* 11 1,188
3,637
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 9 921
Kenvue, Inc. 67 1,265
2,186
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. 71 4,744
Eli Lilly & Co. 28 32,388
Johnson & Johnson 84 22,331

S&P 500
®
DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 86 $ 12,707
Pfizer, Inc. 199 5,664
Viatris, Inc. 41 677
Zoetis, Inc., Class
a
A 15 1,157
79,668
Professional Services — 0.3%
Automatic Data Processing, Inc. 14 4,006
Broadridge Financial Solutions,
Inc. 4 729
Equifax, Inc. 4 757
Jacobs Solutions, Inc. 4 596
Leidos Holdings, Inc. 4 561
Paychex, Inc. 11 1,401
Verisk Analytics, Inc., Class
a
A 5 969
9,019
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 10 1,458
CoStar Group, Inc.* 14 449
1,907
Residential REITs — 0.2%
Camden Property Trust, REIT 4 423
Essex Property Trust, Inc., REIT 2 566
Invitation Homes, Inc., REIT 19 554
Mid-America Apartment
Communities, Inc., REIT 4 515
UDR, Inc., REIT 10 369
Vivmark Residential, REIT 27 1,759
4,186
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3 348
Kimco Realty Corp., REIT 24 569
Realty Income Corp., REIT 33 2,022
Regency Centers Corp., REIT 6 449
Simon Property Group, Inc.,
REIT 11 2,336
5,724
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.* 57 26,831
Analog Devices, Inc. 17 6,156
Applied Materials, Inc. 28 12,835
Broadcom, Inc. 165 61,106
First Solar, Inc.* 4 808
Intel Corp.* 172 15,396
KLA Corp. 46 8,071
Lam Research Corp. 44 13,266
Marvell Technology, Inc. 31 6,561
Microchip Technology, Inc. 19 1,396
Micron Technology, Inc. 39 37,390
Monolithic Power Systems, Inc. 2 2,535
NVIDIA Corp. 845 186,559
NXP Semiconductors NV 9 2,022
ON Semiconductor Corp.* 14 1,037
Qnity Electronics, Inc. 7 836
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 37 $ 6,308
Skyworks Solutions, Inc. 5 335
Teradyne, Inc. 5 1,749
Texas Instruments, Inc. 32 8,349
399,546
Software — 8.0%
Adobe, Inc.* 14 4,099
Autodesk, Inc.* 7 1,810
Cadence Design Systems, Inc.* 10 3,388
Crowdstrike Holdings, Inc.,
Class
a
A* 36 8,316
Datadog, Inc., Class
a
A* 12 2,844
Fair Isaac Corp.* 1 1,147
Fortinet, Inc.* 22 3,760
Gen Digital, Inc. 19 589
Intuit, Inc. 10 3,593
Microsoft Corp. 259 131,388
Oracle Corp. 59 8,798
Palantir Technologies, Inc.,
Class
a
A* 80 14,910
Palo Alto Networks, Inc.* 28 10,700
PTC, Inc.* 4 623
Roper Technologies, Inc. 4 1,699
Salesforce, Inc. 29 7,469
ServiceNow, Inc.* 36 5,328
Synopsys, Inc.* 7 3,077
Trimble, Inc.* 8 480
Tyler Technologies, Inc.* 1 372
Workday, Inc., Class
a
A* 7 1,382
215,772
Specialized REITs — 0.6%
American Tower Corp., REIT 16 2,811
Crown Castle, Inc., REIT 15 1,142
Digital Realty Trust, Inc., REIT 12 2,227
Equinix, Inc., REIT 3 3,140
Extra Space Storage, Inc., REIT 7 988
Iron Mountain, Inc., REIT 10 1,153
Public Storage, REIT 6 1,842
SBA Communications Corp.,
Class
a
A, REIT 4 759
VICI Properties, Inc., Class
a
A,
REIT 38 975
Weyerhaeuser Co., REIT 25 584
15,621
Specialty Retail — 1.3%
AutoZone, Inc.* 1 2,991
Best Buy Co., Inc. 7 561
Carvana Co., Class
a
A* 25 1,837
Home Depot, Inc. (The) 35 11,474
Lowe's Cos., Inc. 20 4,094
O'Reilly Automotive, Inc.* 29 2,575
Ross Stores, Inc. 11 2,514
TJX Cos., Inc. (The) 39 5,223
Tractor Supply Co. 18 628
Ulta Beauty, Inc.* 2 1,074
Williams-Sonoma, Inc. 4 913
33,884

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. 512 $ 162,227
Dell Technologies, Inc., Class
a
C 10 4,560
Hewlett Packard Enterprise Co. 46 2,403
HP, Inc. 32 961
NetApp, Inc. 7 1,297
Sandisk Corp.* 5 7,833
Seagate Technology Holdings
plc 8 6,627
Super Micro Computer, Inc.* 20 746
Western Digital Corp. 12 5,407
192,061
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 5 435
Lululemon Athletica, Inc.* 4 481
NIKE, Inc., Class
a
B 42 1,641
Ralph Lauren Corp., Class
a
A 1 347
Tapestry, Inc. 7 864
3,768
Tobacco — 0.5%
Altria Group, Inc. 58 3,972
Philip Morris International, Inc. 54 10,114
14,086
Trading Companies & Distributors — 0.3%
Fastenal Co. 40 1,972
Ferguson Enterprises, Inc. 7 1,572
United Rentals, Inc. 2 2,076
WW Grainger, Inc. 2 2,619
8,239
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 7 968
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 16 2,887
Total Common Stocks
(Cost $2,200,858)
2,308,855
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (e)
(Cost $101) 101 101
Investments
Principal
Amount Value
Short-Term Investments — 12 .5%
Repurchase Agreements (f) — 12 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $338,054
(Cost $338,020) $ 338,020
$ 338,020
Total Investments — 98.0%
(Cost $2,538,979) 2,646,976
Other assets less liabilities — 2.0% 53,577
Net Assets — 100.0% $ 2,700,553
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $547,235.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $98, collateralized in the form of cash with a value of $101 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $101.
(e) Rate shown is the 7-day yield as of August 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
DYNAMIC BUFFER ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Futures Contracts Purchased
S&P 500
®
Dynamic Buffer ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1 9/18/2026 U.S. Dollar $ 384,950 $ 10,423
Swap Agreements
S&P 500
®
Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
2,702,943 11/8/2027 Goldman Sachs International N/A
S&P
®
500 Daily Dynamic Buffer
Index (3,101)
2,702,943 (3,101)
Total Unrealized
Depreciation
(3,101)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 109 $ 61,755
Boeing Co. (The)* 1,068 221,909
General Dynamics Corp. 344 127,744
General Electric Co. 1,415 475,030
Honeywell Aerospace, Inc.* 429 67,829
Howmet Aerospace, Inc. 542 132,763
Huntington Ingalls Industries,
Inc. 53 15,434
L3Harris Technologies, Inc. 252 67,095
Lockheed Martin Corp. 274 153,777
Northrop Grumman Corp. 181 97,686
RTX Corp. 1,825 379,107
Textron, Inc. 236 19,012
TransDigm Group, Inc. 76 89,052
1,908,193
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 159 23,796
Expeditors International of
Washington, Inc. 177 33,568
FedEx Corp. 298 97,565
United Parcel Service, Inc.,
Class
a
B 1,011 105,377
260,306
Automobile Components — 0.0%(a)
Aptiv plc* 287 12,846
Automobiles — 1.8%
Ford Motor Co. 5,301 73,896
General Motors Co. 1,222 105,483
Tesla, Inc.* 3,814 1,403,361
1,582,740
Banks — 3.6%
Bank of America Corp. 8,859 548,726
Citigroup, Inc. 2,313 304,437
Citizens Financial Group, Inc. 573 39,463
Fifth Third Bancorp 1,228 66,030
Huntington Bancshares, Inc. 2,748 45,850
JPMorgan Chase & Co. 3,634 1,293,777
KeyCorp 1,248 26,969
M&T Bank Corp. 199 46,554
PNC Financial Services Group,
Inc. (The) 544 130,359
Regions Financial Corp. 1,156 34,541
Truist Financial Corp. 1,689 83,741
U.S. Bancorp 2,104 129,564
Wells Fargo & Co. 4,153 358,778
3,108,789
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 228 6,058
Coca-Cola Co. (The) 5,245 465,074
Constellation Brands, Inc.,
Class
a
A 189 24,687
Keurig Dr Pepper, Inc. 1,843 58,718
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 217 $ 8,628
Monster Beverage Corp.* 1,934 88,809
PepsiCo, Inc. 1,853 260,050
912,024
Biotechnology — 1.9%
AbbVie, Inc. 2,395 614,126
Amgen, Inc. 732 314,672
Biogen, Inc.* 200 43,330
Gilead Sciences, Inc. 1,681 245,997
Incyte Corp.* 227 27,971
Moderna, Inc.* 479 67,223
Regeneron Pharmaceuticals,
Inc. 135 107,876
Vertex Pharmaceuticals, Inc.* 344 187,315
1,608,510
Broadline Retail — 4.0%
Amazon.com, Inc.* 13,258 3,444,031
eBay, Inc. 602 62,343
3,506,374
Building Products — 0.4%
A O Smith Corp. 151 8,929
Allegion plc 116 18,009
Builders FirstSource, Inc.* 146 9,694
Carrier Global Corp. 1,057 61,539
Johnson Controls International
plc 827 114,324
Lennox International, Inc. 42 16,071
Masco Corp. 274 19,772
Trane Technologies plc 300 133,320
381,658
Capital Markets — 3.4%
Ameriprise Financial, Inc. 122 67,479
Ares Management Corp.,
Class
a
A 286 40,947
Bank of New York Mellon Corp.
(The) 930 149,990
Blackrock, Inc. 196 226,500
Blackstone, Inc. 1,006 144,099
Cboe Global Markets, Inc. 141 42,328
Charles Schwab Corp. (The) 2,219 243,691
CME Group, Inc. 490 139,895
Coinbase Global, Inc., Class
a
A* 302 56,812
FactSet Research Systems, Inc. 49 15,364
Franklin Templeton, Inc. 415 14,172
Goldman Sachs Group, Inc.
(The) 400 410,360
Interactive Brokers Group, Inc.,
Class
a
A 604 58,763
Intercontinental Exchange, Inc. 760 122,132
Invesco Ltd. 600 19,668
KKR & Co., Inc. 936 102,698
Moody's Corp. 204 102,947
Morgan Stanley 1,624 346,432
MSCI, Inc., Class
a
A 99 56,493
Nasdaq, Inc. 605 59,659

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Northern Trust Corp. 251 $ 46,576
Raymond James Financial, Inc. 235 41,870
Robinhood Markets, Inc.,
Class
a
A* 1,073 112,461
S&P Global, Inc. 410 178,694
State Street Corp. 373 71,385
T. Rowe Price Group, Inc. 291 32,383
2,903,798
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 301 93,147
Albemarle Corp. 159 21,460
CF Industries Holdings, Inc. 208 27,046
Corteva, Inc. 907 76,759
Dow, Inc. 977 29,818
Ecolab, Inc. 343 97,138
International Flavors &
Fragrances, Inc. 347 29,957
Linde plc 627 306,967
LyondellBasell Industries NV,
Class
a
A 349 22,713
Mosaic Co. (The) 431 10,396
PPG Industries, Inc. 302 33,875
Sherwin-Williams Co. (The) 311 105,370
854,646
Commercial Services & Supplies — 0.4%
Cintas Corp. 460 92,824
Copart, Inc.* 1,201 39,621
Republic Services, Inc., Class
a
A 270 59,648
Rollins, Inc. 397 14,320
Veralto Corp. 334 32,922
Waste Management, Inc. 501 109,679
349,014
Communications Equipment — 1.4%
Arista Networks, Inc.* 1,404 274,749
Ciena Corp.* 192 73,498
Cisco Systems, Inc. 5,345 590,569
F5, Inc.* 77 31,349
Lumentum Holdings, Inc.* 105 96,050
Motorola Solutions, Inc. 225 109,192
1,175,407
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 47 72,644
EMCOR Group, Inc. 61 44,807
Quanta Services, Inc. 203 123,239
240,690
Construction Materials — 0.2%
CRH plc 905 85,333
Martin Marietta Materials, Inc. 82 42,533
Vulcan Materials Co. 176 47,446
175,312
Consumer Finance — 0.5%
American Express Co. 722 238,383
Investments
Shares Value
Common Stocks (continued)
Capital One Financial Corp. 843 $ 180,832
Synchrony Financial 455 35,071
454,286
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc. 50 37,610
Costco Wholesale Corp. 600 566,334
Dollar General Corp. 298 37,771
Dollar Tree, Inc.* 245 31,015
Kroger Co. (The) 768 44,191
Sysco Corp. 649 52,621
Target Corp. 616 99,102
Walmart, Inc. 5,940 622,928
1,491,572
Containers & Packaging — 0.2%
Amcor plc 626 28,727
Avery Dennison Corp. 104 18,107
Ball Corp. 360 22,669
International Paper Co. 716 27,158
Packaging Corp. of America 120 28,073
Smurfit Westrock plc 710 33,299
158,033
Distributors — 0.0%(a)
Genuine Parts Co. 186 25,235
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 9,407 243,548
Comcast Corp., Class
a
A 4,831 128,601
Verizon Communications, Inc. 5,653 282,763
654,912
Electric Utilities — 1.3%
Alliant Energy Corp. 350 23,793
American Electric Power Co.,
Inc. 738 90,353
Constellation Energy Corp. 433 118,975
Duke Energy Corp. 1,057 126,745
Edison International 521 28,124
Entergy Corp. 621 66,019
Evergy, Inc. 313 25,359
Eversource Energy 510 35,771
Exelon Corp. 1,387 60,640
FirstEnergy Corp. 705 32,331
NextEra Energy, Inc. 2,825 232,611
NRG Energy, Inc. 286 31,494
PG&E Corp. 2,987 39,637
Pinnacle West Capital Corp. 165 16,111
PPL Corp. 1,020 34,813
Southern Co. (The) 1,527 134,376
Xcel Energy, Inc. 845 63,958
1,161,110
Electrical Equipment — 1.1%
AMETEK, Inc. 311 73,138
Eaton Corp. plc 526 211,389
Emerson Electric Co. 757 115,397
GE Vernova, Inc. 363 326,166

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 80 $ 14,830
Hubbell, Inc., Class
a
B 72 32,616
Rockwell Automation, Inc. 150 63,665
Vertiv Holdings Co., Class
a
A 520 134,535
971,736
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 1,667 264,303
CDW Corp. 173 26,223
Coherent Corp.* 265 73,625
Corning, Inc. 1,061 157,802
Flex Ltd.* 499 54,516
Jabil, Inc. 143 43,652
Keysight Technologies, Inc.* 232 74,866
TE Connectivity plc 395 81,074
Teledyne Technologies, Inc.* 63 38,616
Zebra Technologies Corp.,
Class
a
A* 65 22,981
837,658
Entertainment — 1.1%
Live Nation Entertainment, Inc.* 215 38,676
Netflix, Inc.* 5,710 462,796
Take-Two Interactive Software,
Inc.* 236 51,849
TKO Group Holdings, Inc.,
Class
a
A 86 15,704
Walt Disney Co. (The) 2,351 252,850
Warner Bros Discovery, Inc.* 3,358 95,804
917,679
Financial Services — 3.6%
Apollo Global Management, Inc. 626 85,499
Berkshire Hathaway, Inc.,
Class
a
B* 2,483 1,251,506
Block, Inc., Class
a
A* 724 59,382
Corpay, Inc.* 89 35,983
Fidelity National Information
Services, Inc. 700 28,539
Fiserv, Inc.* 723 38,543
Global Payments, Inc. 316 28,772
Jack Henry & Associates, Inc. 96 16,119
Mastercard, Inc., Class
a
A 1,083 638,223
PayPal Holdings, Inc. 1,195 62,935
Visa, Inc., Class
a
A 2,251 853,962
3,099,463
Food Products — 0.4%
Archer-Daniels-Midland Co. 653 53,082
Bunge Global SA 185 21,499
General Mills, Inc. 723 29,788
Hershey Co. (The) 201 35,418
Hormel Foods Corp. 394 8,609
J M Smucker Co. (The) 144 18,887
Kraft Heinz Co. (The) 1,156 29,674
McCormick & Co., Inc.
(Non-Voting) 344 18,652
Mondelez International, Inc.,
Class
a
A 1,739 107,940
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 382 $ 21,063
344,612
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 226 37,545
Ground Transportation — 0.9%
CSX Corp. 2,516 127,083
Fedex Freight Holding Co., Inc.* 147 19,660
JB Hunt Transport Services,
Inc. 101 26,813
Norfolk Southern Corp. 304 104,208
Old Dominion Freight Line, Inc. 248 49,590
Uber Technologies, Inc.* 2,759 208,718
Union Pacific Corp. 804 241,739
777,811
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories 2,360 260,450
Align Technology, Inc.* 90 14,381
Baxter International, Inc. 700 18,200
Becton Dickinson & Co. 373 70,165
Boston Scientific Corp.* 2,012 97,180
Cooper Cos., Inc. (The)* 264 18,504
Dexcom, Inc.* 523 47,624
Edwards Lifesciences Corp.* 780 70,785
GE HealthCare Technologies,
Inc. 617 43,949
IDEXX Laboratories, Inc.* 107 59,566
Insulet Corp.* 94 13,974
Intuitive Surgical, Inc.* 479 180,516
Medtronic plc 1,739 157,640
ResMed, Inc. 197 47,300
Solventum Corp.* 201 18,303
STERIS plc 133 30,941
Stryker Corp. 467 151,215
Zimmer Biomet Holdings, Inc. 263 26,310
1,327,003
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 317 74,375
Cencora, Inc. 263 85,107
Centene Corp.* 635 40,856
Cigna Group (The) 357 98,561
CVS Health Corp. 1,728 162,276
DaVita, Inc.* 43 7,568
Elevance Health, Inc. 294 115,407
HCA Healthcare, Inc. 210 87,034
Henry Schein, Inc.* 132 11,854
Humana, Inc. 162 62,083
Labcorp Holdings, Inc. 111 36,925
McKesson Corp. 162 143,422
Quest Diagnostics, Inc. 150 36,045
UnitedHealth Group, Inc. 1,227 477,806
Universal Health Services, Inc.,
Class
a
B 73 12,434
1,451,753

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 212 $ 10,873
Healthpeak Properties, Inc.,
REIT 934 19,446
Ventas, Inc., REIT 660 60,172
Welltower, Inc., REIT 957 226,082
316,573
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 203 57,995
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 863 18,926
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A* 566 103,703
Booking Holdings, Inc. 1,050 209,045
Carnival Corp. Ltd. 1,742 41,616
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,737 66,058
Darden Restaurants, Inc. 155 33,210
Domino's Pizza, Inc. 41 14,024
DoorDash, Inc., Class
a
A* 513 118,883
Expedia Group, Inc. 155 49,154
Hilton Worldwide Holdings, Inc. 308 97,414
Las Vegas Sands Corp. 404 17,699
Marriott International, Inc.,
Class
a
A 297 101,503
McDonald's Corp. 963 253,789
MGM Resorts International* 259 10,712
Norwegian Cruise Line Holdings
Ltd.* 622 10,039
Royal Caribbean Cruises Ltd. 338 90,834
Starbucks Corp. 1,543 163,944
Wynn Resorts Ltd. 115 10,497
Yum! Brands, Inc. 372 57,031
1,449,155
Household Durables — 0.2%
DR Horton, Inc. 356 51,463
Garmin Ltd. 222 63,072
Lennar Corp., Class
a
A 293 24,644
NVR, Inc.* 4 25,261
PulteGroup, Inc. 258 32,591
197,031
Household Products — 0.7%
Church & Dwight Co., Inc. 322 32,129
Clorox Co. (The) 163 15,922
Colgate-Palmolive Co. 1,085 97,455
Kimberly-Clark Corp. 450 48,577
Procter & Gamble Co. (The) 3,155 457,854
651,937
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 967 14,253
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 429 $ 58,932
73,185
Industrial Conglomerates — 0.3%
3M Co. 706 121,312
DuPont de Nemours, Inc. 185 24,899
Honeywell International, Inc. 429 91,604
237,815
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,263 176,719
Insurance — 1.7%
Aflac, Inc. 622 72,059
Allstate Corp. (The) 347 89,457
American International Group,
Inc. 718 54,827
Aon plc, Class
a
A 290 93,241
Arch Capital Group Ltd.* 472 46,289
Arthur J Gallagher & Co. 347 90,966
Assurant, Inc. 67 18,885
Brown & Brown, Inc. 395 28,507
Chubb Ltd. 488 165,237
Cincinnati Financial Corp. 210 35,679
Erie Indemnity Co., Class
a
A 34 8,689
Everest Group Ltd. 53 19,856
Globe Life, Inc. 105 18,130
Hartford Insurance Group, Inc.
(The) 371 50,968
Loews Corp. 228 24,690
Marsh & McLennan Cos., Inc. 653 123,939
MetLife, Inc. 733 69,760
Principal Financial Group, Inc. 266 29,303
Progressive Corp. (The) 791 172,501
Prudential Financial, Inc. 470 55,272
Travelers Cos., Inc. (The) 288 105,388
W R Berkley Corp. 399 26,956
Willis Towers Watson plc 128 43,334
1,443,933
Interactive Media & Services — 7.6%
Alphabet, Inc., Class
a
A 7,944 2,695,797
Alphabet, Inc., Class
a
C 6,403 2,147,630
Meta Platforms, Inc., Class
a
A 2,977 1,703,856
Reddit, Inc., Class
a
A* 179 26,458
6,573,741
IT Services — 0.7%
Accenture plc, Class
a
A 831 157,691
Akamai Technologies, Inc.* 197 21,398
Cognizant Technology Solutions
Corp., Class
a
A 642 41,461
Gartner, Inc.* 91 18,028
GoDaddy, Inc., Class
a
A* 181 17,716
International Business
Machines Corp. 1,276 298,418
VeriSign, Inc. 111 31,999
586,711

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 183 $ 17,220
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 382 58,660
Bio-Techne Corp. 212 15,330
Charles River Laboratories
International, Inc.* 66 19,024
Danaher Corp. 853 182,167
IQVIA Holdings, Inc.* 226 59,029
Mettler-Toledo International,
Inc.* 27 37,939
Revvity, Inc. 150 19,300
Thermo Fisher Scientific, Inc. 504 311,018
Waters Corp.* 133 55,146
West Pharmaceutical Services,
Inc. 96 32,746
790,359
Machinery — 1.8%
Caterpillar, Inc. 624 497,621
Cummins, Inc. 187 105,543
Deere & Co. 340 222,669
Dover Corp. 183 35,544
Fortive Corp. 413 24,301
IDEX Corp. 100 22,864
Illinois Tool Works, Inc. 353 97,206
Ingersoll Rand, Inc. 482 37,138
Nordson Corp. 72 23,164
Otis Worldwide Corp. 520 36,988
PACCAR, Inc. 713 88,505
Parker-Hannifin Corp. 171 167,484
Pentair plc 219 13,241
Snap-on, Inc. 71 27,428
Stanley Black & Decker, Inc. 211 20,334
Westinghouse Air Brake
Technologies Corp. 230 65,764
Xylem, Inc. 322 35,455
1,521,249
Media — 0.3%
AppLovin Corp., Class
a
A* 364 113,590
Charter Communications, Inc.,
Class
a
A* 113 17,226
EchoStar Corp., Class
a
A* 186 16,078
Fox Corp., Class
a
A 270 18,184
Fox Corp., Class
a
B 188 11,321
News Corp., Class
a
A 493 15,140
News Corp., Class
a
B 164 5,643
Omnicom Group, Inc. 386 33,787
Paramount Skydance Corp.,
Class
a
B(b) 426 4,648
Trade Desk, Inc. (The), Class
a
A* 578 7,930
243,547
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 1,948 147,541
Newmont Corp. 1,446 182,283
Nucor Corp. 309 77,139
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 184 $ 42,802
449,765
Multi-Utilities — 0.5%
Ameren Corp. 375 39,754
CenterPoint Energy, Inc. 887 35,125
CMS Energy Corp. 418 28,449
Consolidated Edison, Inc. 500 53,510
Dominion Energy, Inc. 1,191 78,618
DTE Energy Co. 282 38,248
NiSource, Inc. 649 26,557
Public Service Enterprise
Group, Inc. 675 49,498
Sempra 885 72,304
WEC Energy Group, Inc. 442 46,927
468,990
Office REITs — 0.0%(a)
BXP, Inc., REIT 201 13,666
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 887 69,186
Southwest Airlines Co. 662 25,507
United Airlines Holdings, Inc.* 440 47,515
142,208
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 336 34,373
Kenvue, Inc. 2,601 49,107
83,480
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. 2,767 184,863
Eli Lilly & Co. 1,072 1,240,014
Johnson & Johnson 3,262 867,203
Merck & Co., Inc. 3,346 494,405
Pfizer, Inc. 7,719 219,683
Viatris, Inc. 1,578 26,053
Zoetis, Inc., Class
a
A 568 43,793
3,076,014
Professional Services — 0.4%
Automatic Data Processing, Inc. 541 154,812
Broadridge Financial Solutions,
Inc. 156 28,451
Equifax, Inc. 161 30,455
Jacobs Solutions, Inc. 159 23,699
Leidos Holdings, Inc. 172 24,116
Paychex, Inc. 437 55,648
Verisk Analytics, Inc., Class
a
A 178 34,493
351,674
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 397 57,886
CoStar Group, Inc.* 553 17,735
75,621

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.2%
Camden Property Trust, REIT 136 $ 14,389
Essex Property Trust, Inc., REIT 87 24,618
Invitation Homes, Inc., REIT 741 21,593
Mid-America Apartment
Communities, Inc., REIT 157 20,229
UDR, Inc., REIT 400 14,780
Vivmark Residential, REIT 987 64,293
159,902
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 106 12,299
Kimco Realty Corp., REIT 914 21,671
Realty Income Corp., REIT 1,262 77,335
Regency Centers Corp., REIT 224 16,749
Simon Property Group, Inc.,
REIT 439 93,208
221,262
Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc.* 2,209 1,039,820
Analog Devices, Inc. 661 239,375
Applied Materials, Inc. 1,075 492,769
Broadcom, Inc. 6,415 2,375,731
First Solar, Inc.* 145 29,275
Intel Corp.* 6,704 600,075
KLA Corp. 1,769 310,371
Lam Research Corp. 1,693 510,423
Marvell Technology, Inc. 1,186 251,029
Microchip Technology, Inc. 734 53,912
Micron Technology, Inc. 1,524 1,461,105
Monolithic Power Systems, Inc. 67 84,941
NVIDIA Corp. 32,820 7,246,000
NXP Semiconductors NV 342 76,827
ON Semiconductor Corp.* 532 39,416
Qnity Electronics, Inc. 284 33,918
QUALCOMM, Inc. 1,430 243,786
Skyworks Solutions, Inc.(b) 204 13,670
Teradyne, Inc. 212 74,164
Texas Instruments, Inc. 1,232 321,441
15,498,048
Software — 9.7%
Adobe, Inc.* 548 160,449
Autodesk, Inc.* 286 73,940
Cadence Design Systems, Inc.* 372 126,026
Crowdstrike Holdings, Inc.,
Class
a
A* 1,383 319,473
Datadog, Inc., Class
a
A* 448 106,194
Fair Isaac Corp.* 31 35,563
Fortinet, Inc.* 844 144,265
Gen Digital, Inc. 747 23,157
Intuit, Inc. 373 134,019
Microsoft Corp. 10,072 5,109,425
Oracle Corp. 2,300 342,976
Palantir Technologies, Inc.,
Class
a
A* 3,111 579,828
Palo Alto Networks, Inc.* 1,098 419,579
Investments
Shares Value
Common Stocks (continued)
PTC, Inc.* 156 $ 24,295
Roper Technologies, Inc. 136 57,751
Salesforce, Inc. 1,108 285,354
ServiceNow, Inc.* 1,399 207,038
Synopsys, Inc.* 259 113,854
Trimble, Inc.* 317 19,001
Tyler Technologies, Inc.* 58 21,589
Workday, Inc., Class
a
A* 275 54,299
8,358,075
Specialized REITs — 0.7%
American Tower Corp., REIT 631 110,867
Crown Castle, Inc., REIT 591 44,999
Digital Realty Trust, Inc., REIT 471 87,413
Equinix, Inc., REIT 133 139,214
Extra Space Storage, Inc., REIT 286 40,354
Iron Mountain, Inc., REIT 403 46,486
Public Storage, REIT 228 69,994
SBA Communications Corp.,
Class
a
A, REIT 143 27,121
VICI Properties, Inc., Class
a
A,
REIT 1,480 37,962
Weyerhaeuser Co., REIT 977 22,832
627,242
Specialty Retail — 1.4%
AutoZone, Inc.* 22 65,807
Best Buy Co., Inc. 266 21,320
Carvana Co., Class
a
A* 970 71,256
Home Depot, Inc. (The) 1,349 442,243
Lowe's Cos., Inc. 758 155,163
O'Reilly Automotive, Inc.* 1,123 99,722
Ross Stores, Inc. 436 99,643
TJX Cos., Inc. (The) 1,501 200,999
Tractor Supply Co. 710 24,779
Ulta Beauty, Inc.* 59 31,689
Williams-Sonoma, Inc. 159 36,292
1,248,913
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 19,895 6,303,731
Dell Technologies, Inc., Class
a
C 391 178,300
Hewlett Packard Enterprise Co. 1,796 93,823
HP, Inc. 1,239 37,195
NetApp, Inc. 267 49,472
Sandisk Corp.* 201 314,907
Seagate Technology Holdings
plc 304 251,828
Super Micro Computer, Inc.* 766 28,556
Western Digital Corp. 466 209,956
7,467,768
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 193 16,806
Lululemon Athletica, Inc.* 141 16,957
NIKE, Inc., Class
a
B 1,625 63,473
Ralph Lauren Corp., Class
a
A 52 18,039
Tapestry, Inc. 273 33,685
148,960

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.6%
Altria Group, Inc. 2,261 $ 154,833
Philip Morris International, Inc. 2,111 395,391
550,224
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,557 76,776
Ferguson Enterprises, Inc. 264 59,270
United Rentals, Inc. 85 88,230
WW Grainger, Inc. 59 77,260
301,536
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 264 36,493
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 631 113,858
Total Common Stocks
(Cost $51,376,365)
86,440,510
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $6,008) 6,008 6,008
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $72,986
(Cost $72,980) $ 72,980
72,980
Total Investments — 99.9%
(Cost $51,455,353) 86,519,498
Other assets less liabilities — 0.1% 47,760
Net Assets — 100.0% $ 86,567,258
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $5,925, collateralized in the form of cash with a value of $6,008 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $6,008.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.* 113 $ 64,021
Boeing Co. (The)* 1,106 229,805
General Dynamics Corp. 356 132,201
General Electric Co. 1,465 491,815
Honeywell Aerospace, Inc.* 443 70,043
Howmet Aerospace, Inc. 561 137,417
Huntington Ingalls Industries,
Inc. 56 16,307
L3Harris Technologies, Inc. 262 69,757
Lockheed Martin Corp. 285 159,950
Northrop Grumman Corp. 187 100,924
RTX Corp. 1,890 392,610
Textron, Inc. 244 19,657
TransDigm Group, Inc. 79 92,567
1,977,074
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 166 24,843
Expeditors International of
Washington, Inc. 184 34,896
FedEx Corp. 308 100,839
United Parcel Service, Inc.,
Class
a
B 1,046 109,025
269,603
Automobile Components — 0.0%(a)
Aptiv plc* 295 13,204
Automobiles — 2.1%
Ford Motor Co. 5,487 76,489
General Motors Co. 1,264 109,108
Tesla, Inc.* 3,945 1,451,563
1,637,160
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 234 6,217
Coca-Cola Co. (The) 5,431 481,567
Constellation Brands, Inc.,
Class
a
A 196 25,602
Keurig Dr Pepper, Inc. 1,907 60,757
Molson Coors Beverage Co.,
Class
a
B 223 8,866
Monster Beverage Corp.* 2,002 91,932
PepsiCo, Inc. 1,918 269,172
944,113
Biotechnology — 2.1%
AbbVie, Inc. 2,480 635,921
Amgen, Inc. 757 325,419
Biogen, Inc.* 207 44,846
Gilead Sciences, Inc. 1,740 254,632
Incyte Corp.* 235 28,957
Moderna, Inc.* 493 69,188
Regeneron Pharmaceuticals,
Inc. 140 111,871
Vertex Pharmaceuticals, Inc.* 356 193,849
1,664,683
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.6%
Amazon.com, Inc.* 13,725 $ 3,565,343
eBay, Inc. 624 64,622
3,629,965
Building Products — 0.5%
A O Smith Corp. 155 9,165
Allegion plc 120 18,630
Builders FirstSource, Inc.* 151 10,026
Carrier Global Corp. 1,093 63,635
Johnson Controls International
plc 857 118,472
Lennox International, Inc. 44 16,836
Masco Corp. 282 20,349
Trane Technologies plc 310 137,764
394,877
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 312 96,552
Albemarle Corp. 166 22,405
CF Industries Holdings, Inc. 215 27,957
Corteva, Inc. 937 79,298
Dow, Inc. 1,010 30,825
Ecolab, Inc. 356 100,819
International Flavors &
Fragrances, Inc. 357 30,820
Linde plc 648 317,248
LyondellBasell Industries NV,
Class
a
A 360 23,429
Mosaic Co. (The) 443 10,685
PPG Industries, Inc. 314 35,221
Sherwin-Williams Co. (The) 321 108,758
884,017
Commercial Services & Supplies — 0.5%
Cintas Corp. 477 96,254
Copart, Inc.* 1,240 40,908
Republic Services, Inc., Class
a
A 281 62,078
Rollins, Inc. 409 14,753
Veralto Corp. 344 33,908
Waste Management, Inc. 518 113,400
361,301
Communications Equipment — 1.5%
Arista Networks, Inc.* 1,454 284,533
Ciena Corp.* 198 75,794
Cisco Systems, Inc. 5,534 611,452
F5, Inc.* 79 32,163
Lumentum Holdings, Inc.* 109 99,709
Motorola Solutions, Inc. 232 112,590
1,216,241
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 49 75,735
EMCOR Group, Inc. 63 46,276
Quanta Services, Inc. 210 127,489
249,500

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
CRH plc 937 $ 88,350
Martin Marietta Materials, Inc. 84 43,571
Vulcan Materials Co. 182 49,063
180,984
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc. 52 39,115
Costco Wholesale Corp. 622 587,099
Dollar General Corp. 309 39,166
Dollar Tree, Inc.* 254 32,154
Kroger Co. (The) 793 45,629
Sysco Corp. 670 54,324
Target Corp. 638 102,641
Walmart, Inc. 6,149 644,846
1,544,974
Containers & Packaging — 0.2%
Amcor plc 646 29,645
Avery Dennison Corp. 107 18,630
Ball Corp. 371 23,362
International Paper Co. 740 28,068
Packaging Corp. of America 124 29,008
Smurfit Westrock plc 734 34,425
163,138
Distributors — 0.0%(a)
Genuine Parts Co. 192 26,049
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 9,736 252,065
Comcast Corp., Class
a
A 4,997 133,020
Verizon Communications, Inc. 5,849 292,567
677,652
Electric Utilities — 1.5%
Alliant Energy Corp. 361 24,541
American Electric Power Co.,
Inc. 764 93,537
Constellation Energy Corp. 447 122,822
Duke Energy Corp. 1,094 131,182
Edison International 537 28,987
Entergy Corp. 643 68,357
Evergy, Inc. 323 26,169
Eversource Energy 525 36,824
Exelon Corp. 1,432 62,607
FirstEnergy Corp. 728 33,386
NextEra Energy, Inc. 2,922 240,598
NRG Energy, Inc. 297 32,706
PG&E Corp. 3,090 41,004
Pinnacle West Capital Corp. 171 16,696
PPL Corp. 1,054 35,973
Southern Co. (The) 1,581 139,128
Xcel Energy, Inc. 873 66,077
1,200,594
Electrical Equipment — 1.3%
AMETEK, Inc. 321 75,490
Investments
Shares Value
Common Stocks (continued)
Eaton Corp. plc 544 $ 218,623
Emerson Electric Co. 787 119,970
GE Vernova, Inc. 377 338,746
Generac Holdings, Inc.* 83 15,386
Hubbell, Inc., Class
a
B 74 33,522
Rockwell Automation, Inc. 156 66,211
Vertiv Holdings Co., Class
a
A 538 139,191
1,007,139
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class
a
A 1,726 273,657
CDW Corp. 179 27,133
Coherent Corp.* 275 76,403
Corning, Inc. 1,099 163,454
Flex Ltd.* 516 56,373
Jabil, Inc. 148 45,179
Keysight Technologies, Inc.* 240 77,448
TE Connectivity plc 408 83,742
Teledyne Technologies, Inc.* 65 39,842
Zebra Technologies Corp.,
Class
a
A* 67 23,688
866,919
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,389 88,271
Halliburton Co. 1,170 43,115
SLB Ltd. 2,094 125,849
257,235
Entertainment — 1.2%
Live Nation Entertainment, Inc.* 222 39,935
Netflix, Inc.* 5,910 479,005
Take-Two Interactive Software,
Inc.* 244 53,607
TKO Group Holdings, Inc.,
Class
a
A 88 16,070
Walt Disney Co. (The) 2,433 261,669
Warner Bros Discovery, Inc.* 3,475 99,142
949,428
Food Products — 0.4%
Archer-Daniels-Midland Co. 673 54,708
Bunge Global SA 192 22,312
General Mills, Inc. 745 30,694
Hershey Co. (The) 208 36,652
Hormel Foods Corp. 406 8,871
J M Smucker Co. (The) 148 19,412
Kraft Heinz Co. (The) 1,195 30,676
McCormick & Co., Inc.
(Non-Voting) 355 19,248
Mondelez International, Inc.,
Class
a
A 1,800 111,726
Tyson Foods, Inc., Class
a
A 393 21,670
355,969
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 234 38,874

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.0%
CSX Corp. 2,604 $ 131,528
Fedex Freight Holding Co., Inc.* 153 20,462
JB Hunt Transport Services,
Inc. 104 27,609
Norfolk Southern Corp. 315 107,979
Old Dominion Freight Line, Inc. 257 51,390
Uber Technologies, Inc.* 2,857 216,132
Union Pacific Corp. 833 250,458
805,558
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 2,442 269,499
Align Technology, Inc.* 93 14,861
Baxter International, Inc. 722 18,772
Becton Dickinson & Co. 386 72,611
Boston Scientific Corp.* 2,081 100,512
Cooper Cos., Inc. (The)* 272 19,065
Dexcom, Inc.* 538 48,990
Edwards Lifesciences Corp.* 807 73,235
GE HealthCare Technologies,
Inc. 636 45,302
IDEXX Laboratories, Inc.* 111 61,793
Insulet Corp.* 97 14,420
Intuitive Surgical, Inc.* 497 187,300
Medtronic plc 1,799 163,079
ResMed, Inc. 204 48,980
Solventum Corp.* 205 18,667
STERIS plc 137 31,872
Stryker Corp. 483 156,395
Zimmer Biomet Holdings, Inc. 273 27,311
1,372,664
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 328 76,955
Cencora, Inc. 273 88,343
Centene Corp.* 656 42,207
Cigna Group (The) 371 102,426
CVS Health Corp. 1,789 168,005
DaVita, Inc.* 45 7,920
Elevance Health, Inc. 304 119,332
HCA Healthcare, Inc. 218 90,350
Henry Schein, Inc.* 136 12,213
Humana, Inc. 169 64,766
Labcorp Holdings, Inc. 115 38,256
McKesson Corp. 169 149,619
Quest Diagnostics, Inc. 156 37,487
UnitedHealth Group, Inc. 1,271 494,940
Universal Health Services, Inc.,
Class
a
B 75 12,775
1,505,594
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 210 59,995
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 586 107,367
Booking Holdings, Inc. 1,088 216,610
Investments
Shares Value
Common Stocks (continued)
Carnival Corp. Ltd. 1,803 $ 43,074
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,798 68,378
Darden Restaurants, Inc. 161 34,496
Domino's Pizza, Inc. 42 14,367
DoorDash, Inc., Class
a
A* 531 123,054
Expedia Group, Inc. 161 51,056
Hilton Worldwide Holdings, Inc. 319 100,893
Las Vegas Sands Corp. 416 18,225
Marriott International, Inc.,
Class
a
A 307 104,920
McDonald's Corp. 997 262,749
MGM Resorts International* 267 11,043
Norwegian Cruise Line Holdings
Ltd.* 641 10,346
Royal Caribbean Cruises Ltd. 350 94,059
Starbucks Corp. 1,597 169,681
Wynn Resorts Ltd. 119 10,862
Yum! Brands, Inc. 386 59,178
1,500,358
Household Durables — 0.3%
DR Horton, Inc. 369 53,343
Garmin Ltd. 230 65,345
Lennar Corp., Class
a
A 303 25,485
NVR, Inc.* 4 25,261
PulteGroup, Inc. 267 33,728
203,162
Household Products — 0.8%
Church & Dwight Co., Inc. 333 33,227
Clorox Co. (The) 171 16,703
Colgate-Palmolive Co. 1,122 100,778
Kimberly-Clark Corp. 467 50,413
Procter & Gamble Co. (The) 3,266 473,962
675,083
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 998 14,711
Vistra Corp. 444 60,992
75,703
Industrial Conglomerates — 0.3%
3M Co. 731 125,608
DuPont de Nemours, Inc. 190 25,572
Honeywell International, Inc. 443 94,594
245,774
Interactive Media & Services — 8.5%
Alphabet, Inc., Class
a
A 8,222 2,790,136
Alphabet, Inc., Class
a
C 6,627 2,222,762
Meta Platforms, Inc., Class
a
A 3,080 1,762,807
Reddit, Inc., Class
a
A* 185 27,345
6,803,050
IT Services — 0.8%
Accenture plc, Class
a
A 862 163,573
Akamai Technologies, Inc.* 204 22,159

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Cognizant Technology Solutions
Corp., Class
a
A 663 $ 42,817
Gartner, Inc.* 94 18,622
GoDaddy, Inc., Class
a
A* 186 18,206
International Business
Machines Corp. 1,320 308,708
VeriSign, Inc. 115 33,152
607,237
Leisure Products — 0.0%(a)
Hasbro, Inc. 189 17,785
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 396 60,810
Bio-Techne Corp. 217 15,691
Charles River Laboratories
International, Inc.* 68 19,600
Danaher Corp. 884 188,787
IQVIA Holdings, Inc.* 234 61,119
Mettler-Toledo International,
Inc.* 28 39,344
Revvity, Inc. 157 20,201
Thermo Fisher Scientific, Inc. 521 321,509
Waters Corp.* 137 56,804
West Pharmaceutical Services,
Inc. 99 33,770
817,635
Machinery — 2.0%
Caterpillar, Inc. 645 514,368
Cummins, Inc. 194 109,494
Deere & Co. 353 231,183
Dover Corp. 189 36,709
Fortive Corp. 424 24,948
IDEX Corp. 104 23,779
Illinois Tool Works, Inc. 368 101,336
Ingersoll Rand, Inc. 498 38,371
Nordson Corp. 75 24,129
Otis Worldwide Corp. 535 38,054
PACCAR, Inc. 739 91,732
Parker-Hannifin Corp. 177 173,361
Pentair plc 224 13,543
Snap-on, Inc. 73 28,201
Stanley Black & Decker, Inc. 218 21,009
Westinghouse Air Brake
Technologies Corp. 238 68,051
Xylem, Inc. 334 36,777
1,575,045
Media — 0.3%
AppLovin Corp., Class
a
A* 378 117,959
Charter Communications, Inc.,
Class
a
A* 117 17,836
EchoStar Corp., Class
a
A* 192 16,597
Fox Corp., Class
a
A 278 18,723
Fox Corp., Class
a
B 193 11,622
News Corp., Class
a
A 509 15,631
News Corp., Class
a
B 168 5,781
Omnicom Group, Inc. 399 34,924
Investments
Shares Value
Common Stocks (continued)
Paramount Skydance Corp.,
Class
a
B(b) 440 $ 4,800
Trade Desk, Inc. (The), Class
a
A* 597 8,191
252,064
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 2,014 152,540
Newmont Corp. 1,497 188,712
Nucor Corp. 319 79,635
Steel Dynamics, Inc. 190 44,198
465,085
Multi-Utilities — 0.6%
Ameren Corp. 389 41,238
CenterPoint Energy, Inc. 916 36,274
CMS Energy Corp. 431 29,334
Consolidated Edison, Inc. 518 55,436
Dominion Energy, Inc. 1,232 81,324
DTE Energy Co. 291 39,468
NiSource, Inc. 671 27,457
Public Service Enterprise
Group, Inc. 696 51,038
Sempra 915 74,756
WEC Energy Group, Inc. 459 48,732
485,057
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. 494 21,316
Chevron Corp. 2,628 541,736
ConocoPhillips 1,709 226,425
Devon Energy Corp. 1,615 78,344
Diamondback Energy, Inc. 272 54,531
EOG Resources, Inc. 747 108,285
EQT Corp. 876 47,462
Expand Energy Corp. 336 32,982
ExxonMobil Holdings Corp. 5,810 935,119
Kinder Morgan, Inc. 2,744 88,466
Marathon Petroleum Corp. 408 152,315
Occidental Petroleum Corp. 1,018 61,263
ONEOK, Inc. 883 84,777
Phillips 66 563 138,824
Targa Resources Corp. 301 88,389
Texas Pacific Land Corp. 81 30,321
Valero Energy Corp. 415 148,952
Williams Cos., Inc. (The) 1,714 128,636
2,968,143
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 917 71,526
Southwest Airlines Co. 684 26,355
United Airlines Holdings, Inc.* 457 49,351
147,232
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 346 35,396
Kenvue, Inc. 2,691 50,806
86,202

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. 2,864 $ 191,344
Eli Lilly & Co. 1,111 1,285,127
Johnson & Johnson 3,377 897,775
Merck & Co., Inc. 3,463 511,693
Pfizer, Inc. 7,989 227,367
Viatris, Inc. 1,632 26,944
Zoetis, Inc., Class
a
A 586 45,181
3,185,431
Professional Services — 0.5%
Automatic Data Processing, Inc. 561 160,536
Broadridge Financial Solutions,
Inc. 163 29,728
Equifax, Inc. 167 31,590
Jacobs Solutions, Inc. 166 24,742
Leidos Holdings, Inc. 177 24,817
Paychex, Inc. 454 57,812
Verisk Analytics, Inc., Class
a
A 184 35,656
364,881
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc.* 2,286 1,076,066
Analog Devices, Inc. 685 248,066
Applied Materials, Inc. 1,114 510,646
Broadcom, Inc. 6,640 2,459,058
First Solar, Inc.* 151 30,487
Intel Corp.* 6,939 621,110
KLA Corp. 1,832 321,424
Lam Research Corp. 1,754 528,813
Marvell Technology, Inc. 1,227 259,707
Microchip Technology, Inc. 759 55,749
Micron Technology, Inc. 1,578 1,512,876
Monolithic Power Systems, Inc. 69 87,476
NVIDIA Corp. 33,957 7,497,026
NXP Semiconductors NV 354 79,523
ON Semiconductor Corp.* 551 40,824
Qnity Electronics, Inc. 294 35,112
QUALCOMM, Inc. 1,481 252,481
Skyworks Solutions, Inc.(b) 210 14,072
Teradyne, Inc. 219 76,613
Texas Instruments, Inc. 1,276 332,921
16,040,050
Software — 10.9%
Adobe, Inc.* 567 166,012
Autodesk, Inc.* 296 76,525
Cadence Design Systems, Inc.* 386 130,769
Crowdstrike Holdings, Inc.,
Class
a
A* 1,430 330,330
Datadog, Inc., Class
a
A* 463 109,750
Fair Isaac Corp.* 32 36,711
Fortinet, Inc.* 873 149,222
Gen Digital, Inc. 772 23,932
Intuit, Inc. 387 139,049
Microsoft Corp. 10,425 5,288,498
Oracle Corp. 2,382 355,204
Palantir Technologies, Inc.,
Class
a
A* 3,219 599,957
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 1,138 $ 434,864
PTC, Inc.* 161 25,074
Roper Technologies, Inc. 141 59,874
Salesforce, Inc. 1,147 295,398
ServiceNow, Inc.* 1,447 214,142
Synopsys, Inc.* 269 118,250
Trimble, Inc.* 326 19,540
Tyler Technologies, Inc.* 60 22,333
Workday, Inc., Class
a
A* 285 56,273
8,651,707
Specialty Retail — 1.6%
AutoZone, Inc.* 23 68,799
Best Buy Co., Inc. 275 22,041
Carvana Co., Class
a
A* 1,003 73,680
Home Depot, Inc. (The) 1,396 457,651
Lowe's Cos., Inc. 785 160,689
O'Reilly Automotive, Inc.* 1,162 103,186
Ross Stores, Inc. 451 103,072
TJX Cos., Inc. (The) 1,554 208,096
Tractor Supply Co. 733 25,582
Ulta Beauty, Inc.* 61 32,763
Williams-Sonoma, Inc. 165 37,661
1,293,220
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc. 20,594 6,525,209
Dell Technologies, Inc., Class
a
C 404 184,228
Hewlett Packard Enterprise Co. 1,859 97,114
HP, Inc. 1,281 38,456
NetApp, Inc. 277 51,325
Sandisk Corp.* 207 324,307
Seagate Technology Holdings
plc 314 260,111
Super Micro Computer, Inc.* 782 29,153
Western Digital Corp. 482 217,165
7,727,068
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 200 17,416
Lululemon Athletica, Inc.* 145 17,438
NIKE, Inc., Class
a
B 1,681 65,660
Ralph Lauren Corp., Class
a
A 55 19,079
Tapestry, Inc. 283 34,919
154,512
Tobacco — 0.7%
Altria Group, Inc. 2,339 160,175
Philip Morris International, Inc. 2,185 409,250
569,425
Trading Companies & Distributors — 0.4%
Fastenal Co. 1,610 79,389
Ferguson Enterprises, Inc. 274 61,516
United Rentals, Inc. 88 91,344
WW Grainger, Inc. 61 79,879
312,128

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 273 $ 37,737
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 654 118,008
Total Common Stocks
(Cost $48,883,344)
79,633,286
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $14,066) 14,066 14,066
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $42,206
(Cost $42,201) $ 42,201
42,201
Total Investments — 99.9%
(Cost $48,939,611) 79,689,553
Other assets less liabilities — 0.1% 45,975
Net Assets — 100.0% $ 79,735,528
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $18,794, collateralized in the form of cash with a value of $14,066 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,885 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from September 8,
2026 – May 15, 2055. The total value of collateral is $18,951.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $14,066.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 55 $ 31,161
Boeing Co. (The)* 539 111,993
General Dynamics Corp. 173 64,244
General Electric Co. 714 239,697
Honeywell Aerospace, Inc.* 216 34,152
Howmet Aerospace, Inc. 273 66,871
Huntington Ingalls Industries,
Inc. 27 7,862
L3Harris Technologies, Inc. 127 33,814
Lockheed Martin Corp. 139 78,011
Northrop Grumman Corp. 92 49,652
RTX Corp. 923 191,735
Textron, Inc. 119 9,587
TransDigm Group, Inc. 38 44,526
963,305
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 81 12,122
Expeditors International of
Washington, Inc. 90 17,069
FedEx Corp. 150 49,110
United Parcel Service, Inc.,
Class
a
B 512 53,366
131,667
Automobile Components — 0.0%(a)
Aptiv plc* 145 6,490
Automobiles — 2.0%
Ford Motor Co. 2,677 37,317
General Motors Co. 617 53,260
Tesla, Inc.* 1,926 708,672
799,249
Banks — 3.8%
Bank of America Corp. 4,474 277,120
Citigroup, Inc. 1,168 153,732
Citizens Financial Group, Inc. 290 19,972
Fifth Third Bancorp 620 33,337
Huntington Bancshares, Inc. 1,387 23,142
JPMorgan Chase & Co. 1,836 653,653
KeyCorp 630 13,614
M&T Bank Corp. 100 23,394
PNC Financial Services Group,
Inc. (The) 274 65,659
Regions Financial Corp. 584 17,450
Truist Financial Corp. 855 42,391
U.S. Bancorp 1,063 65,459
Wells Fargo & Co. 2,097 181,160
1,570,083
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 115 3,056
Coca-Cola Co. (The) 2,648 234,798
Constellation Brands, Inc.,
Class
a
A 96 12,539
Keurig Dr Pepper, Inc. 932 29,693
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 110 $ 4,374
Monster Beverage Corp.* 976 44,818
PepsiCo, Inc. 937 131,499
460,777
Broadline Retail — 4.3%
Amazon.com, Inc.* 6,695 1,739,160
eBay, Inc. 304 31,482
1,770,642
Building Products — 0.5%
A O Smith Corp. 76 4,494
Allegion plc 59 9,160
Builders FirstSource, Inc.* 74 4,914
Carrier Global Corp. 533 31,031
Johnson Controls International
plc 416 57,508
Lennox International, Inc. 21 8,035
Masco Corp. 138 9,958
Trane Technologies plc 151 67,104
192,204
Capital Markets — 3.6%
Ameriprise Financial, Inc. 61 33,740
Ares Management Corp.,
Class
a
A 144 20,616
Bank of New York Mellon Corp.
(The) 468 75,479
Blackrock, Inc. 99 114,405
Blackstone, Inc. 509 72,909
Cboe Global Markets, Inc. 71 21,314
Charles Schwab Corp. (The) 1,119 122,889
CME Group, Inc. 248 70,804
Coinbase Global, Inc., Class
a
A* 152 28,594
FactSet Research Systems, Inc. 24 7,525
Franklin Templeton, Inc. 210 7,171
Goldman Sachs Group, Inc.
(The) 202 207,232
Interactive Brokers Group, Inc.,
Class
a
A 306 29,771
Intercontinental Exchange, Inc. 378 60,745
Invesco Ltd. 304 9,965
KKR & Co., Inc. 474 52,007
Moody's Corp. 103 51,978
Morgan Stanley 821 175,136
MSCI, Inc., Class
a
A 50 28,532
Nasdaq, Inc. 307 30,273
Northern Trust Corp. 126 23,381
Raymond James Financial, Inc. 118 21,024
Robinhood Markets, Inc.,
Class
a
A* 543 56,912
S&P Global, Inc. 208 90,655
State Street Corp. 190 36,362
T. Rowe Price Group, Inc. 146 16,247
1,465,666
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 152 47,038

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Albemarle Corp. 81 $ 10,933
CF Industries Holdings, Inc. 104 13,523
Corteva, Inc. 458 38,760
Dow, Inc. 493 15,046
Ecolab, Inc. 173 48,994
International Flavors &
Fragrances, Inc. 175 15,108
Linde plc 316 154,707
LyondellBasell Industries NV,
Class
a
A 176 11,454
Mosaic Co. (The) 217 5,234
PPG Industries, Inc. 153 17,162
Sherwin-Williams Co. (The) 157 53,193
431,152
Commercial Services & Supplies — 0.4%
Cintas Corp. 233 47,017
Copart, Inc.* 607 20,025
Republic Services, Inc., Class
a
A 137 30,266
Rollins, Inc. 201 7,250
Veralto Corp. 168 16,560
Waste Management, Inc. 253 55,387
176,505
Communications Equipment — 1.4%
Arista Networks, Inc.* 709 138,744
Ciena Corp.* 97 37,132
Cisco Systems, Inc. 2,699 298,213
F5, Inc.* 39 15,878
Lumentum Holdings, Inc.* 53 48,482
Motorola Solutions, Inc. 113 54,839
593,288
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 24 37,095
EMCOR Group, Inc. 31 22,771
Quanta Services, Inc. 103 62,530
122,396
Construction Materials — 0.2%
CRH plc 458 43,185
Martin Marietta Materials, Inc. 41 21,267
Vulcan Materials Co. 89 23,992
88,444
Consumer Finance — 0.6%
American Express Co. 364 120,182
Capital One Financial Corp. 425 91,167
Synchrony Financial 230 17,728
229,077
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. 25 18,805
Costco Wholesale Corp. 304 286,943
Dollar General Corp. 151 19,139
Dollar Tree, Inc.* 123 15,571
Kroger Co. (The) 388 22,325
Sysco Corp. 328 26,594
Target Corp. 310 49,873
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 2,999 $ 314,505
753,755
Containers & Packaging — 0.2%
Amcor plc 316 14,501
Avery Dennison Corp. 52 9,054
Ball Corp. 182 11,461
International Paper Co. 362 13,731
Packaging Corp. of America 60 14,036
Smurfit Westrock plc 359 16,837
79,620
Distributors — 0.0%(a)
Genuine Parts Co. 94 12,753
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 4,753 123,055
Comcast Corp., Class
a
A 2,439 64,926
Verizon Communications, Inc. 2,854 142,757
330,738
Electric Utilities — 1.4%
Alliant Energy Corp. 176 11,965
American Electric Power Co.,
Inc. 372 45,544
Constellation Energy Corp. 218 59,900
Duke Energy Corp. 533 63,912
Edison International 263 14,197
Entergy Corp. 313 33,275
Evergy, Inc. 159 12,882
Eversource Energy 257 18,026
Exelon Corp. 700 30,604
FirstEnergy Corp. 356 16,326
NextEra Energy, Inc. 1,426 117,417
NRG Energy, Inc. 145 15,967
PG&E Corp. 1,506 19,985
Pinnacle West Capital Corp. 83 8,104
PPL Corp. 514 17,543
Southern Co. (The) 772 67,936
Xcel Energy, Inc. 428 32,395
585,978
Electrical Equipment — 1.2%
AMETEK, Inc. 157 36,922
Eaton Corp. plc 265 106,498
Emerson Electric Co. 381 58,080
GE Vernova, Inc. 184 165,329
Generac Holdings, Inc.* 40 7,415
Hubbell, Inc., Class
a
B 36 16,308
Rockwell Automation, Inc. 76 32,257
Vertiv Holdings Co., Class
a
A 262 67,785
490,594
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 842 133,499
CDW Corp. 88 13,339
Coherent Corp.* 134 37,229
Corning, Inc. 535 79,571
Flex Ltd.* 252 27,531

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Jabil, Inc. 72 $ 21,979
Keysight Technologies, Inc.* 117 37,756
TE Connectivity plc 200 41,050
Teledyne Technologies, Inc.* 32 19,614
Zebra Technologies Corp.,
Class
a
A* 33 11,667
423,235
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 677 43,023
Halliburton Co. 571 21,041
SLB Ltd. 1,024 61,543
125,607
Entertainment — 1.1%
Live Nation Entertainment, Inc.* 108 19,428
Netflix, Inc.* 2,884 233,748
Take-Two Interactive Software,
Inc.* 119 26,144
TKO Group Holdings, Inc.,
Class
a
A 43 7,852
Walt Disney Co. (The) 1,188 127,770
Warner Bros Discovery, Inc.* 1,697 48,416
463,358
Financial Services — 3.8%
Apollo Global Management, Inc. 314 42,886
Berkshire Hathaway, Inc.,
Class
a
B* 1,254 632,054
Block, Inc., Class
a
A* 366 30,019
Corpay, Inc.* 45 18,193
Fidelity National Information
Services, Inc. 354 14,433
Fiserv, Inc.* 365 19,458
Global Payments, Inc. 159 14,477
Jack Henry & Associates, Inc. 49 8,228
Mastercard, Inc., Class
a
A 552 325,299
PayPal Holdings, Inc. 603 31,757
Visa, Inc., Class
a
A 1,136 430,964
1,567,768
Food Products — 0.4%
Archer-Daniels-Midland Co. 329 26,744
Bunge Global SA 93 10,808
General Mills, Inc. 365 15,038
Hershey Co. (The) 101 17,797
Hormel Foods Corp. 200 4,370
J M Smucker Co. (The) 73 9,575
Kraft Heinz Co. (The) 584 14,991
McCormick & Co., Inc.
(Non-Voting) 173 9,380
Mondelez International, Inc.,
Class
a
A 878 54,498
Tyson Foods, Inc., Class
a
A 193 10,642
173,843
Gas Utilities — 0.1%
Atmos Energy Corp. 114 18,939
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.0%
CSX Corp. 1,271 $ 64,198
Fedex Freight Holding Co., Inc.* 74 9,897
JB Hunt Transport Services,
Inc. 51 13,539
Norfolk Southern Corp. 154 52,790
Old Dominion Freight Line, Inc. 125 24,995
Uber Technologies, Inc.* 1,393 105,380
Union Pacific Corp. 405 121,771
392,570
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 107 5,488
Healthpeak Properties, Inc.,
REIT 470 9,785
Ventas, Inc., REIT 333 30,360
Welltower, Inc., REIT 481 113,631
159,264
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 434 9,518
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class
a
A* 285 52,218
Booking Holdings, Inc. 530 105,518
Carnival Corp. Ltd. 881 21,047
Chipotle Mexican Grill, Inc.,
Class
a
A* 878 33,390
Darden Restaurants, Inc. 79 16,926
Domino's Pizza, Inc. 21 7,183
DoorDash, Inc., Class
a
A* 259 60,021
Expedia Group, Inc. 79 25,052
Hilton Worldwide Holdings, Inc. 156 49,340
Las Vegas Sands Corp. 204 8,937
Marriott International, Inc.,
Class
a
A 150 51,264
McDonald's Corp. 485 127,817
MGM Resorts International* 132 5,459
Norwegian Cruise Line Holdings
Ltd.* 314 5,068
Royal Caribbean Cruises Ltd. 170 45,686
Starbucks Corp. 780 82,875
Wynn Resorts Ltd. 57 5,203
Yum! Brands, Inc. 189 28,976
731,980
Household Durables — 0.2%
DR Horton, Inc. 181 26,165
Garmin Ltd. 112 31,820
Lennar Corp., Class
a
A 148 12,448
NVR, Inc.* 2 12,631
PulteGroup, Inc. 131 16,548
99,612
Household Products — 0.8%
Church & Dwight Co., Inc. 161 16,064
Clorox Co. (The) 82 8,010

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Colgate-Palmolive Co. 549 $ 49,311
Kimberly-Clark Corp. 226 24,397
Procter & Gamble Co. (The) 1,594 231,321
329,103
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 487 7,178
Vistra Corp. 216 29,672
36,850
Industrial Conglomerates — 0.3%
3M Co. 356 61,171
DuPont de Nemours, Inc. 93 12,517
Honeywell International, Inc. 216 46,123
119,811
Industrial REITs — 0.2%
Prologis, Inc., REIT 637 89,129
Insurance — 1.8%
Aflac, Inc. 312 36,145
Allstate Corp. (The) 176 45,373
American International Group,
Inc. 363 27,719
Aon plc, Class
a
A 146 46,942
Arch Capital Group Ltd.* 238 23,341
Arthur J Gallagher & Co. 175 45,876
Assurant, Inc. 34 9,583
Brown & Brown, Inc. 200 14,434
Chubb Ltd. 247 83,634
Cincinnati Financial Corp. 106 18,009
Erie Indemnity Co., Class
a
A 17 4,345
Everest Group Ltd. 28 10,490
Globe Life, Inc. 53 9,152
Hartford Insurance Group, Inc.
(The) 188 25,827
Loews Corp. 115 12,453
Marsh & McLennan Cos., Inc. 329 62,444
MetLife, Inc. 370 35,213
Principal Financial Group, Inc. 135 14,872
Progressive Corp. (The) 399 87,014
Prudential Financial, Inc. 237 27,871
Travelers Cos., Inc. (The) 146 53,426
W R Berkley Corp. 201 13,580
Willis Towers Watson plc 64 21,667
729,410
Interactive Media & Services — 8.1%
Alphabet, Inc., Class
a
A 4,013 1,361,811
Alphabet, Inc., Class
a
C 3,234 1,084,716
Meta Platforms, Inc., Class
a
A 1,502 859,655
Reddit, Inc., Class
a
A* 90 13,303
3,319,485
IT Services — 0.7%
Accenture plc, Class
a
A 418 79,320
Akamai Technologies, Inc.* 100 10,862
Cognizant Technology Solutions
Corp., Class
a
A 324 20,924
Investments
Shares Value
Common Stocks (continued)
Gartner, Inc.* 46 $ 9,113
GoDaddy, Inc., Class
a
A* 90 8,809
International Business
Machines Corp. 643 150,378
VeriSign, Inc. 56 16,144
295,550
Leisure Products — 0.0%(a)
Hasbro, Inc. 92 8,657
Machinery — 1.9%
Caterpillar, Inc. 315 251,203
Cummins, Inc. 95 53,618
Deere & Co. 171 111,990
Dover Corp. 92 17,869
Fortive Corp. 209 12,297
IDEX Corp. 51 11,661
Illinois Tool Works, Inc. 179 49,291
Ingersoll Rand, Inc. 245 18,877
Nordson Corp. 37 11,904
Otis Worldwide Corp. 262 18,636
PACCAR, Inc. 359 44,563
Parker-Hannifin Corp. 87 85,211
Pentair plc 111 6,711
Snap-on, Inc. 36 13,907
Stanley Black & Decker, Inc. 105 10,119
Westinghouse Air Brake
Technologies Corp. 116 33,168
Xylem, Inc. 161 17,728
768,753
Media — 0.3%
AppLovin Corp., Class
a
A* 185 57,731
Charter Communications, Inc.,
Class
a
A* 57 8,689
EchoStar Corp., Class
a
A* 93 8,039
Fox Corp., Class
a
A 137 9,227
Fox Corp., Class
a
B 95 5,721
News Corp., Class
a
A 249 7,647
News Corp., Class
a
B 83 2,856
Omnicom Group, Inc. 195 17,068
Paramount Skydance Corp.,
Class
a
B(b) 218 2,378
Trade Desk, Inc. (The), Class
a
A* 293 4,020
123,376
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 985 74,604
Newmont Corp. 731 92,150
Nucor Corp. 156 38,944
Steel Dynamics, Inc. 93 21,633
227,331
Multi-Utilities — 0.6%
Ameren Corp. 189 20,036
CenterPoint Energy, Inc. 447 17,701
CMS Energy Corp. 212 14,429
Consolidated Edison, Inc. 252 26,969
Dominion Energy, Inc. 601 39,672

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
DTE Energy Co. 143 $ 19,395
NiSource, Inc. 328 13,422
Public Service Enterprise
Group, Inc. 342 25,079
Sempra 448 36,601
WEC Energy Group, Inc. 222 23,570
236,874
Office REITs — 0.0%(a)
BXP, Inc., REIT 102 6,935
Oil, Gas & Consumable Fuels — 3.5%
APA Corp. 242 10,442
Chevron Corp. 1,281 264,065
ConocoPhillips 835 110,629
Devon Energy Corp. 788 38,226
Diamondback Energy, Inc. 133 26,664
EOG Resources, Inc. 363 52,621
EQT Corp. 426 23,081
Expand Energy Corp. 164 16,098
ExxonMobil Holdings Corp. 2,835 456,293
Kinder Morgan, Inc. 1,339 43,169
Marathon Petroleum Corp. 200 74,664
Occidental Petroleum Corp. 496 29,849
ONEOK, Inc. 432 41,476
Phillips 66 274 67,563
Targa Resources Corp. 147 43,167
Texas Pacific Land Corp. 40 14,974
Valero Energy Corp. 203 72,861
Williams Cos., Inc. (The) 835 62,667
1,448,509
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 449 35,022
Southwest Airlines Co. 334 12,869
United Airlines Holdings, Inc.* 221 23,866
71,757
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 170 17,391
Kenvue, Inc. 1,314 24,808
42,199
Professional Services — 0.4%
Automatic Data Processing, Inc. 273 78,122
Broadridge Financial Solutions,
Inc. 80 14,590
Equifax, Inc. 82 15,511
Jacobs Solutions, Inc. 81 12,073
Leidos Holdings, Inc. 86 12,058
Paychex, Inc. 219 27,888
Verisk Analytics, Inc., Class
a
A 90 17,440
177,682
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 200 29,162
CoStar Group, Inc.* 279 8,948
38,110
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.2%
Camden Property Trust, REIT 68 $ 7,195
Essex Property Trust, Inc., REIT 44 12,450
Invitation Homes, Inc., REIT 374 10,898
Mid-America Apartment
Communities, Inc., REIT 80 10,308
UDR, Inc., REIT 202 7,464
Vivmark Residential, REIT 499 32,505
80,820
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 54 6,266
Kimco Realty Corp., REIT 460 10,906
Realty Income Corp., REIT 636 38,974
Regency Centers Corp., REIT 114 8,524
Simon Property Group, Inc.,
REIT 221 46,923
111,593
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.* 1,117 525,794
Analog Devices, Inc. 333 120,593
Applied Materials, Inc. 543 248,906
Broadcom, Inc. 3,240 1,199,902
First Solar, Inc.* 73 14,739
Intel Corp.* 3,383 302,812
KLA Corp. 894 156,852
Lam Research Corp. 856 258,075
Marvell Technology, Inc. 599 126,784
Microchip Technology, Inc. 371 27,250
Micron Technology, Inc. 769 737,263
Monolithic Power Systems, Inc. 34 43,104
NVIDIA Corp. 16,575 3,659,429
NXP Semiconductors NV 172 38,638
ON Semiconductor Corp.* 269 19,930
Qnity Electronics, Inc. 143 17,079
QUALCOMM, Inc. 722 123,087
Skyworks Solutions, Inc.(b) 104 6,969
Teradyne, Inc. 107 37,432
Texas Instruments, Inc. 622 162,286
7,826,924
Software — 10.3%
Adobe, Inc.* 276 80,810
Autodesk, Inc.* 145 37,487
Cadence Design Systems, Inc.* 189 64,030
Crowdstrike Holdings, Inc.,
Class
a
A* 699 161,469
Datadog, Inc., Class
a
A* 226 53,571
Fair Isaac Corp.* 16 18,355
Fortinet, Inc.* 424 72,474
Gen Digital, Inc. 377 11,687
Intuit, Inc. 190 68,267
Microsoft Corp. 5,088 2,581,092
Oracle Corp. 1,162 173,278
Palantir Technologies, Inc.,
Class
a
A* 1,571 292,803
Palo Alto Networks, Inc.* 555 212,082

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
PTC, Inc.* 79 $ 12,304
Roper Technologies, Inc. 69 29,300
Salesforce, Inc. 560 144,222
ServiceNow, Inc.* 707 104,629
Synopsys, Inc.* 132 58,026
Trimble, Inc.* 160 9,590
Tyler Technologies, Inc.* 29 10,794
Workday, Inc., Class
a
A* 140 27,643
4,223,913
Specialized REITs — 0.8%
American Tower Corp., REIT 319 56,048
Crown Castle, Inc., REIT 300 22,842
Digital Realty Trust, Inc., REIT 237 43,985
Equinix, Inc., REIT 67 70,130
Extra Space Storage, Inc., REIT 145 20,460
Iron Mountain, Inc., REIT 204 23,531
Public Storage, REIT 114 34,997
SBA Communications Corp.,
Class
a
A, REIT 72 13,656
VICI Properties, Inc., Class
a
A,
REIT 748 19,186
Weyerhaeuser Co., REIT 493 11,521
316,356
Specialty Retail — 1.5%
AutoZone, Inc.* 11 32,904
Best Buy Co., Inc. 135 10,820
Carvana Co., Class
a
A* 489 35,922
Home Depot, Inc. (The) 681 223,252
Lowe's Cos., Inc. 383 78,400
O'Reilly Automotive, Inc.* 568 50,438
Ross Stores, Inc. 220 50,279
TJX Cos., Inc. (The) 759 101,638
Tractor Supply Co. 359 12,529
Ulta Beauty, Inc.* 30 16,113
Williams-Sonoma, Inc. 81 18,488
630,783
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc. 10,047 3,183,392
Dell Technologies, Inc., Class
a
C 198 90,290
Hewlett Packard Enterprise Co. 909 47,486
HP, Inc. 626 18,793
NetApp, Inc. 135 25,014
Sandisk Corp.* 101 158,237
Seagate Technology Holdings
plc 153 126,742
Super Micro Computer, Inc.* 384 14,315
Western Digital Corp. 236 106,330
3,770,599
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 97 8,447
Lululemon Athletica, Inc.* 71 8,539
NIKE, Inc., Class
a
B 821 32,068
Ralph Lauren Corp., Class
a
A 27 9,366
Tapestry, Inc. 139 17,151
75,571
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.7%
Altria Group, Inc. 1,142 $ 78,204
Philip Morris International, Inc. 1,067 199,849
278,053
Trading Companies & Distributors — 0.4%
Fastenal Co. 786 38,758
Ferguson Enterprises, Inc. 132 29,635
United Rentals, Inc. 43 44,634
WW Grainger, Inc. 30 39,285
152,312
Water Utilities — 0.1%
American Water Works Co., Inc. 134 18,523
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 319 57,560
Total Common Stocks
(Cost $25,321,380)
41,032,605
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $9,368) 9,368 9,368
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $48,808
(Cost $48,802) $ 48,802
48,802
Total Investments — 100.0%
(Cost $25,379,550) 41,090,775
Other assets less liabilities — 0.0%(a) 18,571
Net Assets — 100.0% $ 41,109,346
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $9,269, collateralized in the form of cash with a value of $9,368 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $9,368.
(d) Rate shown is the 7-day yield as of August 31, 2026.

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 3.4%
Axon Enterprise, Inc.* 579 $ 328,038
Boeing Co. (The)* 5,683 1,180,814
General Dynamics Corp. 1,833 680,685
General Electric Co. 7,524 2,525,882
Honeywell Aerospace, Inc.* 2,284 361,123
Howmet Aerospace, Inc. 2,882 705,946
Huntington Ingalls Industries,
Inc. 283 82,410
L3Harris Technologies, Inc. 1,345 358,106
Lockheed Martin Corp. 1,461 819,957
Northrop Grumman Corp. 960 518,112
RTX Corp. 9,712 2,017,474
Textron, Inc. 1,250 100,700
TransDigm Group, Inc. 399 467,524
10,146,771
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 851 127,361
Expeditors International of
Washington, Inc. 941 178,460
FedEx Corp. 1,585 518,929
United Parcel Service, Inc.,
Class
a
B 5,382 560,966
1,385,716
Automobile Components — 0.0%(a)
Aptiv plc* 1,525 68,259
Automobiles — 2.8%
Ford Motor Co. 28,227 393,484
General Motors Co. 6,499 560,994
Tesla, Inc.* 20,298 7,468,649
8,423,127
Banks — 5.6%
Bank of America Corp. 47,079 2,916,073
Citigroup, Inc. 12,299 1,618,794
Citizens Financial Group, Inc. 3,051 210,122
Fifth Third Bancorp 6,535 351,387
Huntington Bancshares, Inc. 14,619 243,918
JPMorgan Chase & Co. 19,320 6,878,307
KeyCorp 6,651 143,728
M&T Bank Corp. 1,058 247,509
PNC Financial Services Group,
Inc. (The) 2,892 693,010
Regions Financial Corp. 6,157 183,971
Truist Financial Corp. 8,986 445,526
U.S. Bancorp 11,198 689,573
Wells Fargo & Co. 22,067 1,906,368
16,528,286
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 1,215 32,283
Coca-Cola Co. (The) 27,918 2,475,489
Constellation Brands, Inc.,
Class
a
A 1,010 131,926
Keurig Dr Pepper, Inc. 9,816 312,738
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 1,158 $ 46,042
Monster Beverage Corp.* 10,295 472,746
PepsiCo, Inc. 9,854 1,382,910
4,854,134
Biotechnology — 2.9%
AbbVie, Inc. 12,738 3,266,278
Amgen, Inc. 3,893 1,673,523
Biogen, Inc.* 1,067 231,165
Gilead Sciences, Inc. 8,953 1,310,182
Incyte Corp.* 1,208 148,850
Moderna, Inc.* 2,546 357,306
Regeneron Pharmaceuticals,
Inc. 724 578,534
Vertex Pharmaceuticals, Inc.* 1,833 998,105
8,563,943
Broadline Retail — 6.3%
Amazon.com, Inc.* 70,581 18,334,826
eBay, Inc. 3,199 331,289
18,666,115
Building Products — 0.7%
A O Smith Corp. 809 47,836
Allegion plc 619 96,100
Builders FirstSource, Inc.* 779 51,726
Carrier Global Corp. 5,630 327,779
Johnson Controls International
plc 4,403 608,671
Lennox International, Inc. 229 87,624
Masco Corp. 1,453 104,848
Trane Technologies plc 1,596 709,262
2,033,846
Capital Markets — 5.2%
Ameriprise Financial, Inc. 646 357,309
Ares Management Corp.,
Class
a
A 1,517 217,189
Bank of New York Mellon Corp.
(The) 4,952 798,658
Blackrock, Inc. 1,044 1,206,457
Blackstone, Inc. 5,356 767,193
Cboe Global Markets, Inc. 758 227,552
Charles Schwab Corp. (The) 11,789 1,294,668
CME Group, Inc. 2,610 745,155
Coinbase Global, Inc., Class
a
A* 1,605 301,933
FactSet Research Systems, Inc. 263 82,464
Franklin Templeton, Inc. 2,215 75,642
Goldman Sachs Group, Inc.
(The) 2,131 2,186,193
Interactive Brokers Group, Inc.,
Class
a
A 3,209 312,204
Intercontinental Exchange, Inc. 3,961 636,533
Invesco Ltd. 3,197 104,798
KKR & Co., Inc. 4,986 547,064
Moody's Corp. 1,085 547,534
Morgan Stanley 8,645 1,844,151
MSCI, Inc., Class
a
A 525 299,586
Nasdaq, Inc. 3,218 317,327

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Northern Trust Corp. 1,336 $ 247,908
Raymond James Financial, Inc. 1,247 222,178
Robinhood Markets, Inc.,
Class
a
A* 5,703 597,731
S&P Global, Inc. 2,188 953,618
State Street Corp. 1,995 381,803
T. Rowe Price Group, Inc. 1,546 172,039
15,444,887
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 1,607 497,302
Albemarle Corp. 851 114,860
CF Industries Holdings, Inc. 1,109 144,203
Corteva, Inc. 4,821 408,001
Dow, Inc. 5,202 158,765
Ecolab, Inc. 1,829 517,973
International Flavors &
Fragrances, Inc. 1,845 159,279
Linde plc 3,335 1,632,749
LyondellBasell Industries NV,
Class
a
A 1,866 121,439
Mosaic Co. (The) 2,294 55,331
PPG Industries, Inc. 1,609 180,482
Sherwin-Williams Co. (The) 1,654 560,392
4,550,776
Commercial Services & Supplies — 0.6%
Cintas Corp. 2,455 495,394
Copart, Inc.* 6,394 210,938
Republic Services, Inc., Class
a
A 1,441 318,346
Rollins, Inc. 2,121 76,505
Veralto Corp. 1,767 174,173
Waste Management, Inc. 2,660 582,327
1,857,683
Construction & Engineering — 0.4%
Comfort Systems USA, Inc. 254 392,587
EMCOR Group, Inc. 319 234,318
Quanta Services, Inc. 1,084 658,086
1,284,991
Construction Materials — 0.3%
CRH plc 4,817 454,195
Martin Marietta Materials, Inc. 436 226,153
Vulcan Materials Co. 934 251,788
932,136
Consumer Finance — 0.8%
American Express Co. 3,840 1,267,853
Capital One Financial Corp. 4,488 962,721
Synchrony Financial 2,429 187,227
2,417,801
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc. 266 200,088
Costco Wholesale Corp. 3,196 3,016,672
Dollar General Corp. 1,590 201,533
Dollar Tree, Inc.* 1,309 165,706
Investments
Shares Value
Common Stocks (continued)
Kroger Co. (The) 4,093 $ 235,511
Sysco Corp. 3,446 279,402
Target Corp. 3,278 527,365
Walmart, Inc. 31,612 3,315,150
7,941,427
Containers & Packaging — 0.3%
Amcor plc 3,336 153,089
Avery Dennison Corp. 551 95,935
Ball Corp. 1,923 121,091
International Paper Co. 3,823 145,006
Packaging Corp. of America 637 149,020
Smurfit Westrock plc 3,780 177,282
841,423
Distributors — 0.1%
Genuine Parts Co. 997 135,263
Diversified Telecommunication Services — 1.2%
AT&T, Inc. 50,101 1,297,115
Comcast Corp., Class
a
A 25,693 683,948
Verizon Communications, Inc. 30,109 1,506,052
3,487,115
Electric Utilities — 2.1%
Alliant Energy Corp. 1,866 126,851
American Electric Power Co.,
Inc. 3,923 480,293
Constellation Energy Corp. 2,304 633,070
Duke Energy Corp. 5,622 674,134
Edison International 2,775 149,795
Entergy Corp. 3,304 351,248
Evergy, Inc. 1,662 134,655
Eversource Energy 2,714 190,360
Exelon Corp. 7,379 322,610
FirstEnergy Corp. 3,753 172,113
NextEra Energy, Inc. 15,039 1,238,311
NRG Energy, Inc. 1,517 167,052
PG&E Corp. 15,884 210,781
Pinnacle West Capital Corp. 874 85,337
PPL Corp. 5,425 185,155
Southern Co. (The) 8,130 715,440
Xcel Energy, Inc. 4,503 340,832
6,178,037
Electrical Equipment — 1.8%
AMETEK, Inc. 1,653 388,736
Eaton Corp. plc 2,800 1,125,264
Emerson Electric Co. 4,035 615,095
GE Vernova, Inc. 1,939 1,742,250
Generac Holdings, Inc.* 427 79,157
Hubbell, Inc., Class
a
B 377 170,781
Rockwell Automation, Inc. 805 341,666
Vertiv Holdings Co., Class
a
A 2,770 716,655
5,179,604
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class
a
A 7,150 454,382
Halliburton Co. 6,023 221,948

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
SLB Ltd. 10,778 $ 647,758
1,324,088
Entertainment — 1.7%
Live Nation Entertainment, Inc.* 1,141 205,255
Netflix, Inc.* 30,363 2,460,921
Take-Two Interactive Software,
Inc.* 1,252 275,064
TKO Group Holdings, Inc.,
Class
a
A 456 83,270
Walt Disney Co. (The) 12,523 1,346,849
Warner Bros Discovery, Inc.* 17,875 509,974
4,881,333
Financial Services — 5.6%
Apollo Global Management, Inc. 3,327 454,402
Berkshire Hathaway, Inc.,
Class
a
B* 13,219 6,662,773
Block, Inc., Class
a
A* 3,862 316,761
Corpay, Inc.* 473 191,234
Fidelity National Information
Services, Inc. 3,728 151,991
Fiserv, Inc.* 3,850 205,243
Global Payments, Inc. 1,676 152,600
Jack Henry & Associates, Inc. 513 86,138
Mastercard, Inc., Class
a
A 5,821 3,430,373
PayPal Holdings, Inc. 6,365 335,213
Visa, Inc., Class
a
A 11,969 4,540,679
16,527,407
Food Products — 0.6%
Archer-Daniels-Midland Co. 3,472 282,239
Bunge Global SA 976 113,421
General Mills, Inc. 3,853 158,744
Hershey Co. (The) 1,071 188,721
Hormel Foods Corp. 2,102 45,929
J M Smucker Co. (The) 772 101,255
Kraft Heinz Co. (The) 6,159 158,101
McCormick & Co., Inc.
(Non-Voting) 1,835 99,494
Mondelez International, Inc.,
Class
a
A 9,257 574,582
Tyson Foods, Inc., Class
a
A 2,034 112,155
1,834,641
Gas Utilities — 0.1%
Atmos Energy Corp. 1,201 199,522
Ground Transportation — 1.4%
CSX Corp. 13,400 676,834
Fedex Freight Holding Co., Inc.* 787 105,253
JB Hunt Transport Services,
Inc. 537 142,557
Norfolk Southern Corp. 1,621 555,663
Old Dominion Freight Line, Inc. 1,322 264,347
Uber Technologies, Inc.* 14,676 1,110,239
Union Pacific Corp. 4,280 1,286,868
4,141,761
Investments
Shares Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories 12,559 $ 1,386,011
Align Technology, Inc.* 481 76,859
Baxter International, Inc. 3,725 96,850
Becton Dickinson & Co. 1,987 373,774
Boston Scientific Corp.* 10,717 517,631
Cooper Cos., Inc. (The)* 1,407 98,617
Dexcom, Inc.* 2,783 253,420
Edwards Lifesciences Corp.* 4,153 376,885
GE HealthCare Technologies,
Inc. 3,283 233,848
IDEXX Laboratories, Inc.* 567 315,643
Insulet Corp.* 500 74,330
Intuitive Surgical, Inc.* 2,553 962,124
Medtronic plc 9,258 839,238
ResMed, Inc. 1,049 251,865
Solventum Corp.* 1,063 96,797
STERIS plc 711 165,407
Stryker Corp. 2,489 805,938
Zimmer Biomet Holdings, Inc. 1,395 139,556
7,064,793
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. 1,688 396,039
Cencora, Inc. 1,403 454,011
Centene Corp.* 3,382 217,598
Cigna Group (The) 1,910 527,313
CVS Health Corp. 9,203 864,254
DaVita, Inc.* 232 40,834
Elevance Health, Inc. 1,569 615,895
HCA Healthcare, Inc. 1,120 464,184
Henry Schein, Inc.* 695 62,411
Humana, Inc. 866 331,877
Labcorp Holdings, Inc. 589 195,937
McKesson Corp. 867 767,572
Quest Diagnostics, Inc. 801 192,480
UnitedHealth Group, Inc. 6,544 2,548,299
Universal Health Services, Inc.,
Class
a
B 380 64,725
7,743,429
Health Care REITs — 0.6%
Alexandria Real Estate Equities,
Inc., REIT 1,131 58,009
Healthpeak Properties, Inc.,
REIT 4,976 103,600
Ventas, Inc., REIT 3,502 319,278
Welltower, Inc., REIT 5,088 1,201,989
1,682,876
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 1,084 309,688
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,593 100,724

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class
a
A* 3,017 $ 552,775
Booking Holdings, Inc. 5,589 1,112,714
Carnival Corp. Ltd. 9,279 221,675
Chipotle Mexican Grill, Inc.,
Class
a
A* 9,253 351,892
Darden Restaurants, Inc. 827 177,193
Domino's Pizza, Inc. 222 75,937
DoorDash, Inc., Class
a
A* 2,731 632,882
Expedia Group, Inc. 827 262,258
Hilton Worldwide Holdings, Inc. 1,642 519,332
Las Vegas Sands Corp. 2,154 94,367
Marriott International, Inc.,
Class
a
A 1,580 539,981
McDonald's Corp. 5,120 1,349,325
MGM Resorts International* 1,387 57,366
Norwegian Cruise Line Holdings
Ltd.* 3,315 53,504
Royal Caribbean Cruises Ltd. 1,795 482,388
Starbucks Corp. 8,217 873,056
Wynn Resorts Ltd. 604 55,133
Yum! Brands, Inc. 1,987 304,627
7,716,405
Household Durables — 0.4%
DR Horton, Inc. 1,904 275,242
Garmin Ltd. 1,181 335,534
Lennar Corp., Class
a
A 1,553 130,623
NVR, Inc.* 19 119,989
PulteGroup, Inc. 1,374 173,564
1,034,952
Household Products — 1.2%
Church & Dwight Co., Inc. 1,707 170,325
Clorox Co. (The)(b) 872 85,177
Colgate-Palmolive Co. 5,772 518,441
Kimberly-Clark Corp. 2,396 258,648
Procter & Gamble Co. (The) 16,791 2,436,710
3,469,301
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5,143 75,808
Vistra Corp. 2,285 313,890
389,698
Industrial Conglomerates — 0.4%
3M Co. 3,758 645,737
DuPont de Nemours, Inc. 988 132,975
Honeywell International, Inc. 2,284 487,703
1,266,415
Industrial REITs — 0.3%
Prologis, Inc., REIT 6,725 940,962
Insurance — 2.6%
Aflac, Inc. 3,305 382,884
Allstate Corp. (The) 1,860 479,508
Investments
Shares Value
Common Stocks (continued)
American International Group,
Inc. 3,826 $ 292,153
Aon plc, Class
a
A 1,536 493,855
Arch Capital Group Ltd.* 2,510 246,156
Arthur J Gallagher & Co. 1,856 486,550
Assurant, Inc. 354 99,779
Brown & Brown, Inc. 2,099 151,485
Chubb Ltd. 2,599 880,021
Cincinnati Financial Corp. 1,116 189,608
Erie Indemnity Co., Class
a
A 186 47,534
Everest Group Ltd. 285 106,775
Globe Life, Inc. 559 96,523
Hartford Insurance Group, Inc.
(The) 1,977 271,600
Loews Corp. 1,214 131,464
Marsh & McLennan Cos., Inc. 3,471 658,796
MetLife, Inc. 3,898 370,973
Principal Financial Group, Inc. 1,417 156,097
Progressive Corp. (The) 4,215 919,207
Prudential Financial, Inc. 2,503 294,353
Travelers Cos., Inc. (The) 1,529 559,507
W R Berkley Corp. 2,125 143,565
Willis Towers Watson plc 678 229,537
7,687,930
Interactive Media & Services — 11.8%
Alphabet, Inc., Class
a
A 42,277 14,346,700
Alphabet, Inc., Class
a
C 34,076 11,429,431
Meta Platforms, Inc., Class
a
A 15,832 9,061,287
Reddit, Inc., Class
a
A* 935 138,202
34,975,620
Leisure Products — 0.0%(a)
Hasbro, Inc. 966 90,901
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 2,036 312,648
Bio-Techne Corp. 1,129 81,638
Charles River Laboratories
International, Inc.* 345 99,443
Danaher Corp. 4,543 970,203
IQVIA Holdings, Inc.* 1,201 313,689
Mettler-Toledo International,
Inc.* 149 209,366
Revvity, Inc. 807 103,837
Thermo Fisher Scientific, Inc. 2,681 1,654,445
Waters Corp.* 712 295,216
West Pharmaceutical Services,
Inc. 510 173,966
4,214,451
Machinery — 2.7%
Caterpillar, Inc. 3,323 2,649,993
Cummins, Inc. 999 563,836
Deere & Co. 1,808 1,184,077
Dover Corp. 968 188,015
Fortive Corp. 2,200 129,448
IDEX Corp. 533 121,865
Illinois Tool Works, Inc. 1,891 520,725
Ingersoll Rand, Inc. 2,567 197,787

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Nordson Corp. 378 $ 121,610
Otis Worldwide Corp. 2,768 196,888
PACCAR, Inc. 3,797 471,322
Parker-Hannifin Corp. 908 889,331
Pentair plc 1,164 70,375
Snap-on, Inc. 370 142,935
Stanley Black & Decker, Inc. 1,121 108,031
Westinghouse Air Brake
Technologies Corp. 1,221 349,120
Xylem, Inc. 1,712 188,508
8,093,866
Media — 0.4%
AppLovin Corp., Class
a
A* 1,941 605,708
Charter Communications, Inc.,
Class
a
A* 607 92,531
EchoStar Corp., Class
a
A* 984 85,057
Fox Corp., Class
a
A 1,438 96,849
Fox Corp., Class
a
B 1,007 60,642
News Corp., Class
a
A 2,631 80,798
News Corp., Class
a
B 871 29,971
Omnicom Group, Inc. 2,054 179,787
Paramount Skydance Corp.,
Class
a
B(b) 2,278 24,853
Trade Desk, Inc. (The), Class
a
A* 3,083 42,299
1,298,495
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. 10,367 785,197
Newmont Corp. 7,695 970,032
Nucor Corp. 1,643 410,158
Steel Dynamics, Inc. 974 226,572
2,391,959
Multi-Utilities — 0.8%
Ameren Corp. 1,995 211,490
CenterPoint Energy, Inc. 4,722 186,991
CMS Energy Corp. 2,229 151,706
Consolidated Edison, Inc. 2,653 283,924
Dominion Energy, Inc. 6,342 418,635
DTE Energy Co. 1,497 203,038
NiSource, Inc. 3,457 141,461
Public Service Enterprise
Group, Inc. 3,595 263,621
Sempra 4,715 385,216
WEC Energy Group, Inc. 2,347 249,181
2,495,263
Office REITs — 0.0%(a)
BXP, Inc., REIT 1,071 72,817
Oil, Gas & Consumable Fuels — 5.2%
APA Corp. 2,550 110,033
Chevron Corp. 13,498 2,782,478
ConocoPhillips 8,782 1,163,527
Devon Energy Corp. 8,316 403,409
Diamondback Energy, Inc. 1,399 280,472
EOG Resources, Inc. 3,843 557,081
EQT Corp. 4,510 244,352
Investments
Shares Value
Common Stocks (continued)
Expand Energy Corp. 1,723 $ 169,130
ExxonMobil Holdings Corp. 29,884 4,809,830
Kinder Morgan, Inc. 14,118 455,164
Marathon Petroleum Corp. 2,101 784,345
Occidental Petroleum Corp. 5,240 315,343
ONEOK, Inc. 4,542 436,077
Phillips 66 2,888 712,123
Targa Resources Corp. 1,549 454,864
Texas Pacific Land Corp. 413 154,602
Valero Energy Corp. 2,144 769,524
Williams Cos., Inc. (The) 8,816 661,641
15,263,995
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 4,713 367,614
Southwest Airlines Co. 3,528 135,934
United Airlines Holdings, Inc.* 2,338 252,480
756,028
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,780 182,094
Kenvue, Inc. 13,846 261,412
443,506
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co. 14,723 983,644
Eli Lilly & Co. 5,702 6,595,674
Johnson & Johnson 17,358 4,614,624
Merck & Co., Inc. 17,806 2,631,015
Pfizer, Inc. 41,097 1,169,621
Viatris, Inc. 8,401 138,700
Zoetis, Inc., Class
a
A 3,026 233,305
16,366,583
Professional Services — 0.6%
Automatic Data Processing, Inc. 2,879 823,855
Broadridge Financial Solutions,
Inc. 835 152,287
Equifax, Inc. 859 162,488
Jacobs Solutions, Inc. 852 126,991
Leidos Holdings, Inc. 906 127,030
Paychex, Inc. 2,323 295,811
Verisk Analytics, Inc., Class
a
A 943 182,735
1,871,197
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 2,113 308,096
CoStar Group, Inc.* 2,942 94,350
402,446
Residential REITs — 0.3%
Camden Property Trust, REIT 728 77,023
Essex Property Trust, Inc., REIT 465 131,576
Invitation Homes, Inc., REIT 3,943 114,899
Mid-America Apartment
Communities, Inc., REIT 840 108,234
UDR, Inc., REIT 2,137 78,962

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Vivmark Residential, REIT 5,263 $ 342,832
853,526
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 565 65,557
Kimco Realty Corp., REIT 4,863 115,302
Realty Income Corp., REIT 6,726 412,169
Regency Centers Corp., REIT 1,187 88,752
Simon Property Group, Inc.,
REIT 2,336 495,979
1,177,759
Specialized REITs — 1.1%
American Tower Corp., REIT 3,360 590,352
Crown Castle, Inc., REIT 3,146 239,536
Digital Realty Trust, Inc., REIT 2,508 465,460
Equinix, Inc., REIT 715 748,405
Extra Space Storage, Inc., REIT 1,519 214,331
Iron Mountain, Inc., REIT 2,148 247,772
Public Storage, REIT 1,207 370,537
SBA Communications Corp.,
Class
a
A, REIT 768 145,659
VICI Properties, Inc., Class
a
A,
REIT 7,883 202,199
Weyerhaeuser Co., REIT 5,203 121,594
3,345,845
Specialty Retail — 2.2%
AutoZone, Inc.* 115 343,993
Best Buy Co., Inc. 1,412 113,172
Carvana Co., Class
a
A* 5,162 379,201
Home Depot, Inc. (The) 7,184 2,355,131
Lowe's Cos., Inc. 4,035 825,964
O'Reilly Automotive, Inc.* 5,973 530,402
Ross Stores, Inc. 2,322 530,670
TJX Cos., Inc. (The) 7,971 1,067,397
Tractor Supply Co. 3,780 131,922
Ulta Beauty, Inc.* 312 167,575
Williams-Sonoma, Inc. 850 194,012
6,639,439
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 1,027 89,431
Lululemon Athletica, Inc.* 759 91,277
NIKE, Inc., Class
a
B 8,654 338,025
Ralph Lauren Corp., Class
a
A 278 96,438
Tapestry, Inc. 1,455 179,533
794,704
Tobacco — 1.0%
Altria Group, Inc. 12,042 824,636
Philip Morris International, Inc. 11,238 2,104,878
2,929,514
Trading Companies & Distributors — 0.5%
Fastenal Co. 8,275 408,040
Ferguson Enterprises, Inc. 1,396 313,416
United Rentals, Inc. 454 471,252
Investments
Shares Value
Common Stocks (continued)
WW Grainger, Inc. 312 $ 408,561
1,601,269
Water Utilities — 0.1%
American Water Works Co., Inc. 1,409 194,766
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 3,356 605,557
Total Common Stocks
(Cost $269,623,067)
296,116,771
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $10,891) 10,891 10,891
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $398,609
(Cost $398,570) $ 398,570
398,570
Total Investments — 100.0%
(Cost $270,032,528) 296,526,232
Other assets less liabilities — 0.0%(a) 80,982
Net Assets — 100.0% $ 296,607,214
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $34,414, collateralized in the form of cash with a
value of $10,891 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $24,781 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.75%, and maturity dates ranging from
September 8, 2026 – May 15, 2055. The total value of collateral is $35,672.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $10,891.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) — 84 .2%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 1,245 $ 705,367
Boeing Co. (The)* 12,425 2,581,666
General Dynamics Corp. 3,979 1,477,602
General Electric Co. 16,430 5,515,715
Honeywell Aerospace, Inc.* 5,016 793,080
Howmet Aerospace, Inc. 6,306 1,544,655
Huntington Ingalls Industries,
Inc. 633 184,330
L3Harris Technologies, Inc. 2,944 783,840
Lockheed Martin Corp. 3,214 1,803,793
Northrop Grumman Corp. 2,098 1,132,291
RTX Corp. 21,225 4,409,069
Textron, Inc. 2,743 220,976
TransDigm Group, Inc. 899 1,053,394
22,205,778
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 1,846 276,272
Expeditors International of
Washington, Inc. 2,053 389,351
FedEx Corp. 3,482 1,140,007
United Parcel Service, Inc.,
Class
a
B 11,755 1,225,224
3,030,854
Automobile Components — 0.0%(b)
Aptiv plc* 3,355 150,170
Automobiles — 1.5%
Ford Motor Co. 61,703 860,140
General Motors Co. 14,199 1,225,658
Tesla, Inc.* 44,368 16,325,205
18,411,003
Banks — 2.9%
Bank of America Corp. 102,909 6,374,183
Citigroup, Inc. 26,873 3,537,024
Citizens Financial Group, Inc. 6,650 457,986
Fifth Third Bancorp 14,269 767,244
Huntington Bancshares, Inc. 31,946 533,019
JPMorgan Chase & Co. 42,298 15,058,934
KeyCorp 14,523 313,842
M&T Bank Corp. 2,304 538,998
PNC Financial Services Group,
Inc. (The) 6,306 1,511,107
Regions Financial Corp. 13,474 402,603
Truist Financial Corp. 19,634 973,454
U.S. Bancorp 24,459 1,506,185
Wells Fargo & Co. 48,251 4,168,404
36,142,983
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 2,660 70,676
Coca-Cola Co. (The) 61,030 5,411,530
Constellation Brands, Inc.,
Class
a
A 2,191 286,188
Keurig Dr Pepper, Inc. 21,451 683,429
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 2,533 $ 100,712
Monster Beverage Corp.* 22,488 1,032,649
PepsiCo, Inc. 21,522 3,020,398
10,605,582
Biotechnology — 1.5%
AbbVie, Inc. 27,856 7,142,835
Amgen, Inc. 8,527 3,665,587
Biogen, Inc.* 2,322 503,061
Gilead Sciences, Inc. 19,561 2,862,557
Incyte Corp.* 2,647 326,163
Moderna, Inc.* 5,585 783,799
Regeneron Pharmaceuticals,
Inc. 1,558 1,244,967
Vertex Pharmaceuticals, Inc.* 3,979 2,166,645
18,695,614
Broadline Retail — 3.3%
Amazon.com, Inc.* 154,313 40,085,888
eBay, Inc. 6,988 723,677
40,809,565
Building Products — 0.4%
A O Smith Corp. 1,749 103,418
Allegion plc 1,332 206,793
Builders FirstSource, Inc.* 1,680 111,552
Carrier Global Corp. 12,302 716,223
Johnson Controls International
plc 9,609 1,328,348
Lennox International, Inc. 508 194,381
Masco Corp. 3,195 230,551
Trane Technologies plc 3,505 1,557,622
4,448,888
Capital Markets — 2.7%
Ameriprise Financial, Inc. 1,395 771,588
Ares Management Corp.,
Class
a
A 3,341 478,331
Bank of New York Mellon Corp.
(The) 10,834 1,747,308
Blackrock, Inc. 2,270 2,623,235
Blackstone, Inc. 11,693 1,674,905
Cboe Global Markets, Inc. 1,635 490,827
Charles Schwab Corp. (The) 25,785 2,831,709
CME Group, Inc. 5,728 1,635,344
Coinbase Global, Inc., Class
a
A* 3,527 663,499
FactSet Research Systems, Inc. 585 183,427
Franklin Templeton, Inc. 4,832 165,013
Goldman Sachs Group, Inc.
(The) 4,656 4,776,590
Interactive Brokers Group, Inc.,
Class
a
A 7,011 682,100
Intercontinental Exchange, Inc. 9,091 1,460,924
Invesco Ltd. 6,981 228,837
KKR & Co., Inc. 10,917 1,197,813
Moody's Corp. 2,363 1,192,464
Morgan Stanley 18,897 4,031,108
MSCI, Inc., Class
a
A 1,173 669,361
Nasdaq, Inc. 7,031 693,327

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Northern Trust Corp. 2,926 $ 542,949
Raymond James Financial, Inc. 2,737 487,651
Robinhood Markets, Inc.,
Class
a
A* 12,470 1,306,981
S&P Global, Inc. 4,776 2,081,572
State Street Corp. 4,347 831,929
T. Rowe Price Group, Inc. 3,397 378,018
33,826,810
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 3,531 1,092,703
Albemarle Corp. 1,847 249,290
CF Industries Holdings, Inc. 2,419 314,543
Corteva, Inc. 10,552 893,016
Dow, Inc. 11,365 346,860
Ecolab, Inc. 3,971 1,124,587
International Flavors &
Fragrances, Inc. 4,004 345,665
Linde plc 7,282 3,565,121
LyondellBasell Industries NV,
Class
a
A 4,051 263,639
Mosaic Co. (The) 5,013 120,914
PPG Industries, Inc. 3,535 396,521
Sherwin-Williams Co. (The) 3,640 1,233,268
9,946,127
Commercial Services & Supplies — 0.3%
Cintas Corp. 5,369 1,083,410
Copart, Inc.* 13,955 460,375
Republic Services, Inc., Class
a
A 3,167 699,654
Rollins, Inc. 4,625 166,824
Veralto Corp. 3,849 379,396
Waste Management, Inc. 5,841 1,278,712
4,068,371
Communications Equipment — 1.1%
Arista Networks, Inc.* 16,274 3,184,659
Ciena Corp.* 2,222 850,582
Cisco Systems, Inc. 62,257 6,878,776
F5, Inc.* 906 368,860
Lumentum Holdings, Inc.* 1,253 1,146,194
Motorola Solutions, Inc. 2,618 1,270,515
13,699,586
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 564 871,730
EMCOR Group, Inc. 714 524,462
Quanta Services, Inc. 2,361 1,433,339
2,829,531
Construction Materials — 0.2%
CRH plc 10,544 994,194
Martin Marietta Materials, Inc. 965 500,546
Vulcan Materials Co. 2,037 549,134
2,043,874
Consumer Finance — 0.4%
American Express Co. 8,407 2,775,739
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 9,804 $ 2,103,056
Synchrony Financial 5,311 409,372
5,288,167
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc. 594 446,813
Costco Wholesale Corp. 6,981 6,589,296
Dollar General Corp. 3,493 442,738
Dollar Tree, Inc.* 2,860 362,047
Kroger Co. (The) 8,921 513,314
Sysco Corp. 7,541 611,424
Target Corp. 7,150 1,150,292
Walmart, Inc. 69,112 7,247,776
17,363,700
Containers & Packaging — 0.2%
Amcor plc 7,286 334,355
Avery Dennison Corp. 1,231 214,329
Ball Corp. 4,180 263,215
International Paper Co. 8,368 317,398
Packaging Corp. of America 1,374 321,434
Smurfit Westrock plc 8,287 388,660
1,839,391
Distributors — 0.0%(b)
Genuine Parts Co. 2,163 293,454
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 109,544 2,836,094
Comcast Corp., Class
a
A 56,160 1,494,979
Verizon Communications, Inc. 65,823 3,292,467
7,623,540
Electric Utilities — 1.1%
Alliant Energy Corp. 4,051 275,387
American Electric Power Co.,
Inc. 8,598 1,052,653
Constellation Energy Corp. 5,041 1,385,116
Duke Energy Corp. 12,284 1,472,974
Edison International 6,090 328,738
Entergy Corp. 7,211 766,601
Evergy, Inc. 3,659 296,452
Eversource Energy 5,949 417,263
Exelon Corp. 16,140 705,641
FirstEnergy Corp. 8,225 377,198
NextEra Energy, Inc. 32,879 2,707,257
NRG Energy, Inc. 3,342 368,021
PG&E Corp. 34,713 460,642
Pinnacle West Capital Corp. 1,899 185,418
PPL Corp. 11,851 404,475
Southern Co. (The) 17,778 1,564,464
Xcel Energy, Inc. 9,836 744,487
13,512,787
Electrical Equipment — 0.9%
AMETEK, Inc. 3,637 855,313
Eaton Corp. plc 6,144 2,469,151
Emerson Electric Co. 8,828 1,345,740
GE Vernova, Inc. 4,219 3,790,898

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 947 $ 175,555
Hubbell, Inc., Class
a
B 848 384,144
Rockwell Automation, Inc. 1,739 738,084
Vertiv Holdings Co., Class
a
A 6,080 1,573,018
11,331,903
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 19,379 3,072,540
CDW Corp. 2,006 304,069
Coherent Corp.* 3,094 859,606
Corning, Inc. 12,341 1,835,477
Flex Ltd.* 5,814 635,180
Jabil, Inc. 1,648 503,069
Keysight Technologies, Inc.* 2,707 873,549
TE Connectivity plc 4,592 942,508
Teledyne Technologies, Inc.* 744 456,035
Zebra Technologies Corp.,
Class
a
A* 766 270,819
9,752,852
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 15,653 994,748
Halliburton Co. 13,185 485,867
SLB Ltd. 23,579 1,417,098
2,897,713
Entertainment — 0.9%
Live Nation Entertainment, Inc.* 2,492 448,286
Netflix, Inc.* 66,375 5,379,694
Take-Two Interactive Software,
Inc.* 2,746 603,296
TKO Group Holdings, Inc.,
Class
a
A 1,011 184,619
Walt Disney Co. (The) 27,369 2,943,536
Warner Bros Discovery, Inc.* 39,076 1,114,838
10,674,269
Financial Services — 2.9%
Apollo Global Management, Inc. 7,265 992,254
Berkshire Hathaway, Inc.,
Class
a
B* 28,899 14,565,963
Block, Inc., Class
a
A* 8,455 693,479
Corpay, Inc.* 1,052 425,324
Fidelity National Information
Services, Inc. 8,164 332,846
Fiserv, Inc.* 8,429 449,350
Global Payments, Inc. 3,692 336,157
Jack Henry & Associates, Inc. 1,145 192,257
Mastercard, Inc., Class
a
A 12,723 7,497,791
PayPal Holdings, Inc. 13,907 732,412
Visa, Inc., Class
a
A 26,158 9,923,560
36,141,393
Food Products — 0.3%
Archer-Daniels-Midland Co. 7,599 617,723
Bunge Global SA 2,133 247,876
General Mills, Inc. 8,434 347,481
Hershey Co. (The) 2,331 410,745
Hormel Foods Corp. 4,593 100,357
J M Smucker Co. (The) 1,668 218,775
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 13,482 $ 346,083
McCormick & Co., Inc.
(Non-Voting) 3,984 216,012
Mondelez International, Inc.,
Class
a
A 20,241 1,256,359
Tyson Foods, Inc., Class
a
A 4,443 244,987
4,006,398
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 2,634 437,586
Ground Transportation — 0.7%
CSX Corp. 29,276 1,478,731
Fedex Freight Holding Co., Inc.* 1,698 227,091
JB Hunt Transport Services,
Inc. 1,199 318,299
Norfolk Southern Corp. 3,562 1,221,018
Old Dominion Freight Line, Inc. 2,892 578,284
Uber Technologies, Inc.* 32,077 2,426,625
Union Pacific Corp. 9,344 2,809,460
9,059,508
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 27,455 3,029,934
Align Technology, Inc.* 1,073 171,455
Baxter International, Inc. 8,159 212,134
Becton Dickinson & Co. 4,328 814,140
Boston Scientific Corp.* 23,454 1,132,828
Cooper Cos., Inc. (The)* 3,088 216,438
Dexcom, Inc.* 6,106 556,012
Edwards Lifesciences Corp.* 9,056 821,832
GE HealthCare Technologies,
Inc. 7,164 510,292
IDEXX Laboratories, Inc.* 1,241 690,852
Insulet Corp.* 1,115 165,756
Intuitive Surgical, Inc.* 5,597 2,109,285
Medtronic plc 20,243 1,835,028
ResMed, Inc. 2,281 547,668
Solventum Corp.* 2,316 210,895
STERIS plc 1,529 355,707
Stryker Corp. 5,447 1,763,739
Zimmer Biomet Holdings, Inc. 3,061 306,222
15,450,217
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 3,716 871,848
Cencora, Inc. 3,077 995,717
Centene Corp.* 7,393 475,666
Cigna Group (The) 4,152 1,146,284
CVS Health Corp. 20,114 1,888,906
DaVita, Inc.* 516 90,821
Elevance Health, Inc. 3,443 1,351,515
HCA Healthcare, Inc. 2,446 1,013,745
Henry Schein, Inc.* 1,509 135,508
Humana, Inc. 1,880 720,472
Labcorp Holdings, Inc. 1,267 421,480
McKesson Corp. 1,883 1,667,058
Quest Diagnostics, Inc. 1,729 415,479
UnitedHealth Group, Inc. 14,302 5,569,342

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 856 $ 145,802
16,909,643
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,474 126,891
Healthpeak Properties, Inc.,
REIT 10,890 226,730
Ventas, Inc., REIT 7,667 699,000
Welltower, Inc., REIT 11,149 2,633,840
3,686,461
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 2,363 675,085
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 10,045 220,287
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 6,568 1,203,389
Booking Holdings, Inc. 12,210 2,430,889
Carnival Corp. Ltd. 20,289 484,704
Chipotle Mexican Grill, Inc.,
Class
a
A* 20,227 769,233
Darden Restaurants, Inc. 1,793 384,168
Domino's Pizza, Inc. 491 167,952
DoorDash, Inc., Class
a
A* 5,986 1,387,196
Expedia Group, Inc. 1,793 568,596
Hilton Worldwide Holdings, Inc. 3,612 1,142,403
Las Vegas Sands Corp. 4,695 205,688
Marriott International, Inc.,
Class
a
A 3,472 1,186,591
McDonald's Corp. 11,194 2,950,067
MGM Resorts International* 3,040 125,734
Norwegian Cruise Line Holdings
Ltd.* 7,235 116,773
Royal Caribbean Cruises Ltd. 3,910 1,050,773
Starbucks Corp. 17,976 1,909,950
Wynn Resorts Ltd. 1,299 118,573
Yum! Brands, Inc. 4,329 663,679
16,866,358
Household Durables — 0.2%
DR Horton, Inc. 4,138 598,189
Garmin Ltd. 2,585 734,424
Lennar Corp., Class
a
A 3,411 286,899
NVR, Inc.* 45 284,186
PulteGroup, Inc. 3,012 380,476
2,284,174
Household Products — 0.6%
Church & Dwight Co., Inc. 3,733 372,479
Clorox Co. (The) 1,895 185,104
Colgate-Palmolive Co. 12,614 1,132,989
Kimberly-Clark Corp. 5,239 565,550
Procter & Gamble Co. (The) 36,688 5,324,162
7,580,284
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 11,241 $ 165,692
Vistra Corp. 4,995 686,163
851,855
Industrial Conglomerates — 0.2%
3M Co. 8,236 1,415,192
DuPont de Nemours, Inc. 2,147 288,965
Honeywell International, Inc. 4,993 1,066,155
2,770,312
Industrial REITs — 0.2%
Prologis, Inc., REIT 14,692 2,055,705
Insurance — 1.4%
Aflac, Inc. 7,214 835,742
Allstate Corp. (The) 4,038 1,040,996
American International Group,
Inc. 8,374 639,439
Aon plc, Class
a
A 3,385 1,088,345
Arch Capital Group Ltd.* 5,496 538,993
Arthur J Gallagher & Co. 4,029 1,056,202
Assurant, Inc. 797 224,643
Brown & Brown, Inc. 4,590 331,260
Chubb Ltd. 5,702 1,930,697
Cincinnati Financial Corp. 2,436 413,876
Erie Indemnity Co., Class
a
A 406 103,757
Everest Group Ltd. 636 238,277
Globe Life, Inc. 1,251 216,010
Hartford Insurance Group, Inc.
(The) 4,304 591,284
Loews Corp. 2,661 288,160
Marsh & McLennan Cos., Inc. 7,596 1,441,721
MetLife, Inc. 8,538 812,562
Principal Financial Group, Inc. 3,112 342,818
Progressive Corp. (The) 9,194 2,005,028
Prudential Financial, Inc. 5,479 644,330
Travelers Cos., Inc. (The) 3,370 1,233,184
W R Berkley Corp. 4,631 312,870
Willis Towers Watson plc 1,469 497,330
16,827,524
Interactive Media & Services — 6.2%
Alphabet, Inc., Class
a
A 92,427 31,365,102
Alphabet, Inc., Class
a
C 74,514 24,992,741
Meta Platforms, Inc., Class
a
A 34,602 19,804,109
Reddit, Inc., Class
a
A* 2,052 303,306
76,465,258
IT Services — 0.6%
Accenture plc, Class
a
A 9,672 1,835,359
Akamai Technologies, Inc.* 2,287 248,414
Cognizant Technology Solutions
Corp., Class
a
A 7,474 482,671
Gartner, Inc.* 1,079 213,760
GoDaddy, Inc., Class
a
A* 2,077 203,297
International Business
Machines Corp. 14,810 3,463,615

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 1,265 $ 364,674
6,811,790
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,111 198,645
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 4,444 682,421
Bio-Techne Corp. 2,468 178,461
Charles River Laboratories
International, Inc.* 775 223,386
Danaher Corp. 9,928 2,120,224
IQVIA Holdings, Inc.* 2,634 687,974
Mettler-Toledo International,
Inc.* 326 458,076
Revvity, Inc. 1,743 224,272
Thermo Fisher Scientific, Inc. 5,877 3,626,697
Waters Corp.* 1,531 634,798
West Pharmaceutical Services,
Inc. 1,138 388,183
9,224,492
Machinery — 1.4%
Caterpillar, Inc. 7,254 5,784,847
Cummins, Inc. 2,169 1,224,184
Deere & Co. 3,938 2,579,036
Dover Corp. 2,115 410,796
Fortive Corp. 4,801 282,491
IDEX Corp. 1,191 272,310
Illinois Tool Works, Inc. 4,110 1,131,771
Ingersoll Rand, Inc. 5,628 433,637
Nordson Corp. 851 273,784
Otis Worldwide Corp. 6,072 431,901
PACCAR, Inc. 8,312 1,031,769
Parker-Hannifin Corp. 1,979 1,938,312
Pentair plc 2,550 154,173
Snap-on, Inc. 833 321,796
Stanley Black & Decker, Inc. 2,449 236,010
Westinghouse Air Brake
Technologies Corp. 2,677 765,435
Xylem, Inc. 3,745 412,362
17,684,614
Media — 0.2%
AppLovin Corp., Class
a
A* 4,224 1,318,141
Charter Communications, Inc.,
Class
a
A* 1,294 197,257
EchoStar Corp., Class
a
A* 2,140 184,982
Fox Corp., Class
a
A 3,161 212,893
Fox Corp., Class
a
B 2,190 131,882
News Corp., Class
a
A 5,774 177,320
News Corp., Class
a
B 1,891 65,069
Omnicom Group, Inc. 4,481 392,222
Paramount Skydance Corp.,
Class
a
B(c) 4,981 54,343
Trade Desk, Inc. (The), Class
a
A* 6,718 92,171
2,826,280
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 22,665 1,716,647
Investments
Shares Value
Common Stocks (a) (continued)
Newmont Corp. 16,816 $ 2,119,825
Nucor Corp. 3,613 901,949
Steel Dynamics, Inc. 2,130 495,481
5,233,902
Multi-Utilities — 0.4%
Ameren Corp. 4,348 460,931
CenterPoint Energy, Inc. 10,322 408,751
CMS Energy Corp. 4,870 331,452
Consolidated Edison, Inc. 5,827 623,606
Dominion Energy, Inc. 13,864 915,163
DTE Energy Co. 3,295 446,901
NiSource, Inc. 7,563 309,478
Public Service Enterprise
Group, Inc. 7,865 576,740
Sempra 10,311 842,409
WEC Energy Group, Inc. 5,137 545,395
5,460,826
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,335 158,757
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 5,590 241,208
Chevron Corp. 29,499 6,080,924
ConocoPhillips 19,187 2,542,086
Devon Energy Corp. 18,192 882,494
Diamondback Energy, Inc. 3,069 615,273
EOG Resources, Inc. 8,414 1,219,693
EQT Corp. 9,854 533,890
Expand Energy Corp. 3,771 370,161
ExxonMobil Holdings Corp. 65,342 10,516,795
Kinder Morgan, Inc. 30,886 995,765
Marathon Petroleum Corp. 4,593 1,714,659
Occidental Petroleum Corp. 11,426 687,617
ONEOK, Inc. 9,932 953,571
Phillips 66 6,320 1,558,386
Targa Resources Corp. 3,402 998,997
Texas Pacific Land Corp. 931 348,510
Valero Energy Corp. 4,675 1,677,951
Williams Cos., Inc. (The) 19,263 1,445,688
33,383,668
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 10,307 803,946
Southwest Airlines Co. 7,712 297,143
United Airlines Holdings, Inc.* 5,117 552,585
1,653,674
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 3,876 396,515
Kenvue, Inc. 30,274 571,573
968,088
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. 32,183 2,150,146
Eli Lilly & Co. 12,468 14,422,110
Johnson & Johnson 37,953 10,089,805

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 38,934 $ 5,752,888
Pfizer, Inc. 89,864 2,557,530
Viatris, Inc. 18,379 303,437
Zoetis, Inc., Class
a
A 6,591 508,166
35,784,082
Professional Services — 0.3%
Automatic Data Processing, Inc. 6,300 1,802,808
Broadridge Financial Solutions,
Inc. 1,810 330,108
Equifax, Inc. 1,865 352,783
Jacobs Solutions, Inc. 1,849 275,593
Leidos Holdings, Inc. 1,975 276,915
Paychex, Inc. 5,083 647,269
Verisk Analytics, Inc., Class
a
A 2,057 398,606
4,084,082
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 4,608 671,893
CoStar Group, Inc.* 6,418 205,825
877,718
Residential REITs — 0.2%
Camden Property Trust, REIT 1,569 166,000
Essex Property Trust, Inc., REIT 1,033 292,298
Invitation Homes, Inc., REIT 8,641 251,799
Mid-America Apartment
Communities, Inc., REIT 1,822 234,765
UDR, Inc., REIT 4,658 172,113
Vivmark Residential, REIT 11,476 747,546
1,864,521
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 1,264 146,662
Kimco Realty Corp., REIT 10,646 252,417
Realty Income Corp., REIT 14,695 900,509
Regency Centers Corp., REIT 2,601 194,477
Simon Property Group, Inc.,
REIT 5,113 1,085,592
2,579,657
Semiconductors & Semiconductor Equipment — 14.6%
Advanced Micro Devices, Inc.* 25,716 12,105,035
Analog Devices, Inc. 7,700 2,788,478
Applied Materials, Inc. 12,512 5,735,376
Broadcom, Inc. 74,631 27,638,845
First Solar, Inc.* 1,681 339,394
Intel Corp.* 78,020 6,983,570
KLA Corp. 20,602 3,614,621
Lam Research Corp. 19,706 5,941,162
Marvell Technology, Inc. 13,800 2,920,908
Microchip Technology, Inc. 8,550 627,997
Micron Technology, Inc. 17,782 17,048,137
Monolithic Power Systems, Inc. 790 1,001,538
NVIDIA Corp. 381,789 84,291,375
NXP Semiconductors NV 3,959 889,350
ON Semiconductor Corp.* 6,202 459,506
Qnity Electronics, Inc. 3,316 396,030
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 16,596 $ 2,829,286
Skyworks Solutions, Inc.(c) 2,368 158,680
Teradyne, Inc. 2,466 862,681
Texas Instruments, Inc. 14,333 3,739,623
180,371,592
Software — 7.9%
Adobe, Inc.* 6,346 1,858,045
Autodesk, Inc.* 3,345 864,783
Cadence Design Systems, Inc.* 4,332 1,467,595
Crowdstrike Holdings, Inc.,
Class
a
A* 16,011 3,698,541
Datadog, Inc., Class
a
A* 5,219 1,237,112
Fair Isaac Corp.* 372 426,762
Fortinet, Inc.* 9,812 1,677,165
Gen Digital, Inc. 8,698 269,638
Intuit, Inc. 4,344 1,560,799
Microsoft Corp. 117,110 59,408,732
Oracle Corp. 26,732 3,986,276
Palantir Technologies, Inc.,
Class
a
A* 36,186 6,744,347
Palo Alto Networks, Inc.* 12,789 4,887,061
PTC, Inc.* 1,808 281,578
Roper Technologies, Inc. 1,574 668,383
Salesforce, Inc. 12,900 3,322,266
ServiceNow, Inc.* 16,254 2,405,429
Synopsys, Inc.* 3,028 1,331,079
Trimble, Inc.* 3,702 221,898
Tyler Technologies, Inc.* 678 252,365
Workday, Inc., Class
a
A* 3,227 637,171
97,207,025
Specialized REITs — 0.6%
American Tower Corp., REIT 7,341 1,289,814
Crown Castle, Inc., REIT 6,870 523,082
Digital Realty Trust, Inc., REIT 5,504 1,021,487
Equinix, Inc., REIT 1,538 1,609,855
Extra Space Storage, Inc., REIT 3,347 472,262
Iron Mountain, Inc., REIT 4,683 540,184
Public Storage, REIT 2,655 815,058
SBA Communications Corp.,
Class
a
A, REIT 1,658 314,456
VICI Properties, Inc., Class
a
A,
REIT 17,224 441,796
Weyerhaeuser Co., REIT 11,370 265,717
7,293,711
Specialty Retail — 1.2%
AutoZone, Inc.* 264 789,688
Best Buy Co., Inc. 3,102 248,625
Carvana Co., Class
a
A* 11,292 829,510
Home Depot, Inc. (The) 15,712 5,150,865
Lowe's Cos., Inc. 8,828 1,807,092
O'Reilly Automotive, Inc.* 13,076 1,161,149
Ross Stores, Inc. 5,080 1,160,983
TJX Cos., Inc. (The) 17,430 2,334,051
Tractor Supply Co. 8,288 289,251
Ulta Beauty, Inc.* 700 375,970
Williams-Sonoma, Inc. 1,843 420,665
14,567,849

AUGUST 31, 2026 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. 231,523 $ 73,358,063
Dell Technologies, Inc., Class
a
C 4,551 2,075,302
Hewlett Packard Enterprise Co. 20,935 1,093,645
HP, Inc. 14,410 432,588
NetApp, Inc. 3,122 578,475
Sandisk Corp.* 2,330 3,650,411
Seagate Technology Holdings
plc 3,556 2,945,719
Super Micro Computer, Inc.* 8,929 332,873
Western Digital Corp. 5,442 2,451,893
86,918,969
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 2,232 194,363
Lululemon Athletica, Inc.* 1,636 196,745
NIKE, Inc., Class
a
B 18,912 738,703
Ralph Lauren Corp., Class
a
A 620 215,078
Tapestry, Inc. 3,200 394,848
1,739,737
Tobacco — 0.5%
Altria Group, Inc. 26,320 1,802,393
Philip Morris International, Inc. 24,559 4,599,901
6,402,294
Trading Companies & Distributors — 0.3%
Fastenal Co. 18,111 893,053
Ferguson Enterprises, Inc. 3,056 686,103
United Rentals, Inc. 1,005 1,043,190
WW Grainger, Inc. 698 914,024
3,536,370
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 3,089 426,992
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 7,331 1,322,806
Total Common Stocks
(Cost $780,770,229)
1,042,362,701
Exchange Traded Funds — 12 .1%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)(e)
(Cost $150,227,875) 1,501,347 150,314,862
Number of
Rights
Rights — 0 .0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance,
Inc., CVR*‡
(Cost $–) 35 —
Investments
Shares Value
Securities Lending Reinvestments (f) — 2 .1%
Investment Companies — 2 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (g)
(Cost $25,748,059) 25,748,059 $ 25,748,059
Principal
Amount
Short-Term Investments — 3 .2%
Repurchase Agreements (h) — 3 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $40,210,031
(Cost $40,206,018) $ 40,206,018
40,206,018
Total Investments — 101.6%
(Cost $996,952,181) 1,258,631,640
Liabilities in excess of other assets — (1.6%) (19,960,723)
Net Assets — 100.0% $ 1,238,670,917
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $355,436,195.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $25,238,147, collateralized in the form of cash with a value of $25,748,059 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of August 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $25,748,059.
(g) Rate shown is the 7-day yield as of August 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 130,290,862 20,026,000 – – (2,000) 150,314,862 1,501,347 1,206,813
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 496 9/18/2026 U.S. Dollar $ 190,935,200 $ 5,955,238
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
77,575,691 12/9/2027 Bank of America NA N/A
S&P 500
®
Daily Covered Call
Index (1,222,327)
197,013,985 11/4/2027 BNP Paribas N/A
S&P 500
®
Daily Covered Call
Index (4,236,929)
53,140,289 11/8/2027 Citibank NA N/A
S&P 500
®
Daily Covered Call
Index (833,998)
875,012,694 11/8/2027 Goldman Sachs International N/A
S&P 500
®
Daily Covered Call
Index (16,154,077)
29,203,746 3/8/2027 Societe Generale N/A
S&P 500
®
Daily Covered Call
Index (702,341)
1,231,946,405 (23,149,672)
Total Unrealized
Depreciation
(23,149,672)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
No financing fee is paid or received on this swap.

AUGUST 31, 2026 (Unaudited) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments
Shares Value
Common Stocks — 99 .6%
Broadline Retail — 0.4%
Wesfarmers Ltd. 1,005 $ 57,211
Chemicals — 19.6%
Albemarle Corp. 2,863 386,419
Chengxin Lithium Group Co.
Ltd., Class
a
A* 52,800 256,306
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 59,315 309,801
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 80,500 337,700
Sichuan Yahua Industrial Group
Co. Ltd., Class
a
A 85,200 243,180
Sociedad Quimica y Minera de
Chile SA, ADR 5,256 415,277
Tianqi Lithium Corp., Class
a
A* 44,700 331,931
Zangge Mining Co. Ltd.,
Class
a
A 29,400 342,964
2,623,578
Construction & Engineering — 0.6%
Metallurgical Corp. of China
Ltd., Class
a
H* 441,921 77,239
Electrical Equipment — 1.9%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 1,700 91,972
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 27,200 160,168
252,140
Metals & Mining — 76.1%
African Rainbow Minerals Ltd. 34,216 383,172
AMG Critical Materials NV 6,734 254,524
Anglo American plc 4,358 252,088
ANTAM Persero Tbk. PT 1,732,941 303,252
BHP Group Ltd. 225 10,679
Boliden AB 2,612 153,977
China Nonferrous Mining Corp.
Ltd. 118,211 249,740
CMOC Group Ltd., Class
a
H 130,203 279,892
Elevra Lithium Ltd.* 66,285 391,874
Eramet SA(b) 6,735 354,540
First Quantum Minerals Ltd.* 9,925 330,129
Glencore plc 16,382 132,209
Hainan Mining Co. Ltd., Class
a
A 104,900 150,485
IGO Ltd.* 95,004 591,614
Impala Platinum Holdings Ltd. 14,951 208,755
Ivanhoe Mines Ltd., Class
a
A* 20,015 174,885
Jinchuan Group International
Resources Co. Ltd.‡ 1,057,129 —
Liontown Ltd.(b) 424,192 372,371
Lundin Mining Corp. 9,452 253,085
Mineral Resources Ltd.* 7,917 366,667
MMG Ltd.* 40,452 47,659
Northam Platinum Holdings Ltd. 11,889 215,045
Pacific Metals Co. Ltd.(b) 34,117 567,869
PLS Group Ltd.(b) 123,958 479,673
POSCO Holdings, Inc., ADR 1,139 69,878
Investments
Shares Value
Common Stocks (continued)
PT TIMAH Persero Tbk. 1,562,798 $ 356,404
Rio Tinto plc 1,135 118,020
Sibanye Stillwater Ltd. 58,018 171,816
Sigma Lithium Corp.* 39,090 494,098
Sinomine Resource Group Co.
Ltd., Class
a
A 22,600 181,409
Tibet Mineral Development Co.
Ltd., Class
a
A* 108,700 385,311
Vale Indonesia Tbk. PT 1,643,797 487,154
Vale SA, Class
a
B, ADR 15,940 240,535
Valterra Platinum Ltd. 3,628 310,189
Xinjiang Xinxin Mining Industry
Co. Ltd., Class
a
H(b) 1,101,793 283,937
Xizang Zhufeng Resources Co.
Ltd., Class
a
A 103,900 218,164
Youngy Co. Ltd., Class
a
A 29,900 329,174
Zijin Mining Group Co. Ltd.,
Class
a
H 11,805 55,151
10,225,424
Trading Companies & Distributors — 1.0%
Sojitz Corp. 840 29,467
Sumitomo Corp. 7,448 83,525
Toyota Tsusho Corp. 474 22,188
135,180
Total Common Stocks
(Cost $11,316,508)
13,370,772
Securities Lending Reinvestments (c) — 2 .5%
Investment Companies — 2 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $342,321) 342,321 342,321
Total Investments — 102.1%
(Cost $11,658,829) 13,713,093
Liabilities in excess of other assets — (2.1%) (279,042)
Net Assets — 100.0% $ 13,434,051
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $1,535,814, collateralized in the form of cash with a value of
$342,321
that was reinvested in the securities shown
in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,367,491 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging from
September 17, 2026 – November 15, 2055. The total value of
collateral is $1,709,812.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $342,321.
(d) Rate shown is the 7-day yield as of August 31, 2026.

S&P GLOBAL CORE BATTERY METALS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
.
Abbreviations
ADR American Depositary Receipt
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
China 29 .8%
Australia 16 .9%
South Africa 9 .6%
Canada 9 .3%
Indonesia 8 .5%
Japan 5 .2%
United Kingdom 3 .8%
Chile 3 .1%
United States 2 .9%
France 2 .6%
Hong Kong 2 .5%
Netherlands 1 .9%
Brazil 1 .8%
Sweden 1 .2%
South Korea 0 .5%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 3.2%
Tesla, Inc.* 412 $ 151,595
Construction & Engineering — 9.3%
Arcosa, Inc. 1,936 281,301
Valmont Industries, Inc. 338 158,745
440,046
Electrical Equipment — 45.2%
American Superconductor
Corp.* 3,536 101,519
Array Technologies, Inc.* 28,157 124,454
Ballard Power Systems, Inc.* 54,292 125,414
Bloom Energy Corp., Class
a
A* 866 178,656
Energy Vault Holdings, Inc.* 46,889 159,423
Eos Energy Enterprises, Inc.(a) 32,986 106,215
Fluence Energy, Inc.* 9,291 100,436
FuelCell Energy, Inc.* 13,073 225,248
GE Vernova, Inc. 223 200,372
Generac Holdings, Inc.* 927 171,847
Nextpower, Inc., Class
a
A* 1,785 146,423
Plug Power, Inc.(a) 68,562 148,094
Shoals Technologies Group,
Inc., Class
a
A* 24,455 169,229
Sunrun, Inc.* 17,232 147,678
Tigo Energy, Inc.* 37,862 40,512
2,145,520
Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc. 946 140,699
Energy Equipment & Services — 3.2%
Tenaris SA, ADR 2,735 152,804
Independent Power and Renewable Electricity Producers — 8.2%
Ormat Technologies, Inc. 1,737 177,174
ReNew Energy Global plc,
Class
a
A* 31,103 211,500
388,674
Machinery — 3.8%
Hyster-Yale, Inc. 5,368 181,761
Semiconductors & Semiconductor Equipment — 24.0%
Canadian Solar, Inc.(a) 14,314 176,492
Daqo New Energy Corp., ADR* 13,287 171,269
Enphase Energy, Inc.* 4,853 176,746
First Solar, Inc.* 1,020 205,938
JinkoSolar Holding Co. Ltd.,
ADR 10,227 128,656
SolarEdge Technologies, Inc.* 4,162 134,016
T1 Energy, Inc.(a) 32,986 146,788
1,139,905
Total Common Stocks
(Cost $4,891,327)
4,741,004
Investments
Shares Value
Securities Lending Reinvestments (b) — 11 .9%
Investment Companies — 11 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $565,442) 565,442 $ 565,442
Total Investments — 111.7%
(Cost $5,456,769) 5,306,446
Liabilities in excess of other assets — (11.7%) (555,931)
Net Assets — 100.0% $ 4,750,515
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $521,414, collateralized in the form of cash with a value of $565,442 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,373 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October
22, 2026 – November 15, 2055. The total value of collateral is
$566,815.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $565,442.
(c) Rate shown is the 7-day yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt

S&P KENSHO CLEANTECH ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 87 .1%
Canada 6 .4%
China 6 .3%
Other
a
0 .2%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments
Shares Value
Common Stocks — 99 .7%
Electrical Equipment — 16.0%
Allient, Inc. 2,071 $ 194,695
Emerson Electric Co. 2,043 311,435
Rockwell Automation, Inc. 658 279,275
785,405
Electronic Equipment, Instruments & Components — 20.9%
Cognex Corp. 4,856 296,022
Ouster, Inc.* 10,285 354,215
Sanmina Corp.* 675 132,786
Zebra Technologies Corp.,
Class
a
A* 699 247,132
1,030,155
Machinery — 16.4%
3D Systems Corp.* 110,355 361,964
Dover Corp. 707 137,321
Flowserve Corp. 2,188 173,049
Stratasys Ltd.* 17,398 134,834
807,168
Metals & Mining — 2.3%
POSCO Holdings, Inc., ADR 1,824 111,902
Semiconductors & Semiconductor Equipment — 22.5%
Ambarella, Inc.* 2,132 147,918
Ambiq Micro, Inc.* 3,892 226,943
Applied Materials, Inc. 375 171,896
CEVA, Inc.* 4,643 125,593
Investments
Shares Value
Common Stocks (continued)
NVIDIA Corp. 774 $ 170,884
ON Semiconductor Corp.* 1,522 112,765
Tower Semiconductor Ltd.* 742 152,147
1,108,146
Software — 9.4%
Autodesk, Inc.* 1,244 321,612
Synopsys, Inc.* 319 140,229
461,841
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies,
Inc. 509 164,906
Wireless Telecommunication Services — 8.9%
SK Telecom Co. Ltd., ADR 8,198 314,721
Turkcell Iletisim Hizmetleri A/S,
ADR 24,607 123,773
438,494
Total Common Stocks
(Cost $4,258,043)
4,908,017
Total Investments — 99.7%
(Cost $4,258,043) 4,908,017
Other assets less liabilities — 0.3% 12,586
Net Assets — 100.0% $ 4,920,603
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 85 .4%
South Korea 8 .7%
Israel 3 .1%
Turkey 2 .5%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks — 99 .9%
Automobiles — 1.5%
Thor Industries, Inc. 351,085 $ 26,682,460
Banks — 13.6%
Bank OZK 534,515 26,233,996
Commerce Bancshares, Inc. 464,127 26,784,769
Cullen/Frost Bankers, Inc. 167,904 27,010,716
First Financial Bankshares, Inc. 785,590 26,105,156
Home BancShares, Inc. 896,487 26,410,507
International Bancshares Corp. 358,996 25,187,159
Prosperity Bancshares, Inc. 372,903 26,684,939
UMB Financial Corp. 193,523 27,408,663
United Bankshares, Inc. 580,776 27,371,973
239,197,878
Building Products — 1.6%
Carlisle Cos., Inc. 83,118 28,807,036
Capital Markets — 3.1%
Evercore, Inc., Class
a
A 81,332 23,295,925
SEI Investments Co. 275,891 30,618,383
53,914,308
Chemicals — 6.3%
Avient Corp. 729,235 32,130,094
Cabot Corp. 304,132 25,154,758
RPM International, Inc. 253,599 26,399,656
Westlake Corp. 353,546 26,540,698
110,225,206
Commercial Services & Supplies — 2.9%
MSA Safety, Inc. 158,552 29,612,757
RB Global, Inc. 246,531 20,851,592
50,464,349
Containers & Packaging — 4.5%
AptarGroup, Inc. 210,918 27,761,027
Silgan Holdings, Inc. 598,828 24,875,315
Sonoco Products Co. 494,003 27,244,266
79,880,608
Diversified Consumer Services — 1.6%
Service Corp. International 352,219 28,755,159
Electric Utilities — 4.3%
IDACORP, Inc. 183,168 24,940,155
OGE Energy Corp. 552,621 25,216,096
Portland General Electric Co. 514,820 25,154,105
75,310,356
Electronic Equipment, Instruments & Components — 1.5%
Littelfuse, Inc. 65,479 26,989,134
Food Products — 3.2%
Ingredion, Inc. 265,926 27,512,704
Marzetti Co. (The)(a) 250,775 28,249,804
55,762,508
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 6.0%
National Fuel Gas Co. 328,799 $ 27,310,045
New Jersey Resources Corp. 462,707 24,680,792
ONE Gas, Inc. 339,407 26,904,793
Spire, Inc. 331,923 27,164,578
106,060,208
Ground Transportation — 1.4%
Ryder System, Inc. 98,580 24,098,867
Health Care Providers & Services — 3.2%
Chemed Corp. 54,108 28,066,361
Ensign Group, Inc. (The) 161,104 27,751,775
55,818,136
Hotels, Restaurants & Leisure — 1.6%
Churchill Downs, Inc. 331,680 29,015,366
Industrial REITs — 2.8%
EastGroup Properties, Inc.,
REIT 125,938 25,124,631
STAG Industrial, Inc., REIT 659,666 24,572,558
49,697,189
Insurance — 14.3%
American Financial Group, Inc. 194,035 27,659,689
First American Financial Corp. 386,334 28,557,809
Hanover Insurance Group, Inc.
(The) 127,984 28,938,462
Old Republic International
Corp. 654,910 27,329,395
Primerica, Inc. 87,088 25,050,863
Reinsurance Group of America,
Inc. 115,781 28,486,757
RenaissanceRe Holdings Ltd. 85,222 27,922,136
RLI Corp. 461,845 29,313,302
Unum Group 310,335 28,929,429
252,187,842
Leisure Products — 1.3%
Polaris, Inc. 367,224 23,700,637
Machinery — 6.5%
Donaldson Co., Inc. 299,519 27,223,282
Graco, Inc. 368,764 28,553,397
Lincoln Electric Holdings, Inc. 109,340 30,749,688
Toro Co. (The) 287,204 28,091,423
114,617,790
Metals & Mining — 3.6%
Reliance, Inc. 70,542 27,091,655
Royal Gold, Inc. 135,368 35,394,671
62,486,326
Multi-Utilities — 3.0%
Black Hills Corp. 363,355 26,045,287

AUGUST 31, 2026 (Unaudited) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 375,626 $ 25,978,294
52,023,581
Oil, Gas & Consumable Fuels — 1.4%
DT Midstream, Inc. 190,184 24,917,908
Residential REITs — 1.5%
Equity LifeStyle Properties, Inc.,
REIT 416,070 26,399,642
Retail REITs — 1.4%
NNN REIT, Inc. 556,344 25,146,749
Specialized REITs — 1.5%
CubeSmart, REIT 662,555 26,316,685
Specialty Retail — 1.7%
Lithia Motors, Inc., Class
a
A 80,141 29,437,392
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies,
Inc. 79,792 25,851,012
GATX Corp. 151,071 26,426,850
52,277,862
Water Utilities — 1.6%
Essential Utilities, Inc. 691,479 28,468,190
Total Common Stocks
(Cost $1,498,624,501)
1,758,659,372
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $386,339) 386,339 386,339
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,351,717
(Cost $2,351,482) $ 2,351,482
2,351,482
Total Investments — 100.0%
(Cost $1,501,362,322) 1,761,397,193
Liabilities in excess of other assets — 0.0%(c) (228,109)
Net Assets — 100.0% $ 1,761,169,084
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $371,182, collateralized in the form of cash with a value of $386,339 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $386,339.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.6%
Cisco Systems, Inc. 63,189 $ 6,981,752
Motorola Solutions, Inc. 17,536 8,510,221
15,491,973
Electronic Equipment, Instruments & Components — 18.5%
Amphenol Corp., Class
a
A 45,016 7,137,287
Avnet, Inc. 78,669 7,045,596
Badger Meter, Inc. 55,975 7,582,933
CDW Corp. 54,613 8,278,239
Cognex Corp. 113,374 6,911,279
Littelfuse, Inc. 17,041 7,023,959
TE Connectivity plc 35,402 7,266,260
51,245,553
Financial Services — 11.2%
Cass Information Systems, Inc. 135,004 7,575,074
Jack Henry & Associates, Inc. 48,513 8,145,818
Mastercard, Inc., Class
a
A 13,328 7,854,324
Visa, Inc., Class
a
A 20,062 7,610,921
31,186,137
IT Services — 6.4%
Accenture plc, Class
a
A 50,613 9,604,323
International Business
Machines Corp. 34,458 8,058,692
17,663,015
Professional Services — 9.6%
Broadridge Financial Solutions,
Inc. 49,198 8,972,731
Genpact Ltd. 236,268 8,973,459
SS&C Technologies Holdings,
Inc. 105,795 8,777,811
26,724,001
Semiconductors & Semiconductor Equipment — 27.0%
Analog Devices, Inc. 18,334 6,639,475
Applied Materials, Inc. 12,800 5,867,392
Broadcom, Inc. 17,869 6,617,605
KLA Corp. 33,026 5,794,412
Kulicke & Soffa Industries, Inc. 67,144 5,375,549
Lam Research Corp. 22,207 6,695,188
Microchip Technology, Inc. 83,397 6,125,510
Monolithic Power Systems, Inc. 5,070 6,427,594
Power Integrations, Inc. 97,812 5,025,581
QUALCOMM, Inc. 40,371 6,882,448
Texas Instruments, Inc. 24,101 6,288,192
Universal Display Corp. 86,903 7,227,722
74,966,668
Software — 16.0%
Dolby Laboratories, Inc.,
Class
a
A 144,319 8,884,278
Intuit, Inc. 24,925 8,955,553
Microsoft Corp. 18,165 9,214,923
Oracle Corp. 56,345 8,402,166
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 21,058 $ 8,942,069
44,398,989
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. 21,757 6,893,705
HP, Inc. 282,486 8,480,230
15,373,935
Total Common Stocks
(Cost $232,708,527)
277,050,271
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $439,880
(Cost $439,838) $ 439,838
439,838
Total Investments — 100.0%
(Cost $233,148,365) 277,490,109
Liabilities in excess of other assets — 0.0%(b) (111,233)
Net Assets — 100.0% $ 277,378,876
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.

AUGUST 31, 2026 (Unaudited) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 4.7%
Hexcel Corp. 1,023 $ 94,801
Biotechnology — 0.7%
3-D Matrix Ltd.* 5,870 13,926
Chemicals — 73.4%
Akzo Nobel NV(a) 1,494 107,072
Arkema SA 1,266 88,378
Cabot Corp. 1,190 98,425
Chemours Co. (The) 3,470 53,993
Hansol Chemical Co. Ltd. 466 70,482
Hydrograph Clean Power, Inc.* 15,811 66,167
Ingevity Corp.* 1,197 82,940
Koppers Holdings, Inc. 899 41,237
Neo Performance Materials,
Inc. 1,933 43,766
OCI Co. Ltd.* 411 24,895
OCI Holdings Co. Ltd. 355 71,981
PPG Industries, Inc. 833 93,438
RPM International, Inc. 871 90,671
Sika AG (Registered) 497 118,079
Solvay SA 2,841 85,271
Syensqo SA 1,405 132,517
Tayca Corp. 1,097 16,714
Toagosei Co. Ltd. 4,954 58,130
Zeon Corp. 8,419 132,543
1,476,699
Electrical Equipment — 2.5%
Mersen SA 1,135 50,098
Electronic Equipment, Instruments & Components — 4.6%
LG Display Co. Ltd.* 10,687 73,714
Solus Advanced Materials Co.
Ltd. 3,221 18,852
92,566
Semiconductors & Semiconductor Equipment — 13.6%
Duk San Neolux Co. Ltd.* 1,139 28,504
Innox Advanced Materials Co.
Ltd. 915 14,241
Kopin Corp.* 8,523 37,842
LX Semicon Co. Ltd. 746 19,950
NVIDIA Corp. 439 96,922
Universal Display Corp. 923 76,766
274,225
Total Common Stocks
(Cost $2,000,058)
2,002,315
Total Investments — 99.5%
(Cost $2,000,058) 2,002,315
Other assets less liabilities — 0.5% 10,386
Net Assets — 100.0% $ 2,012,701
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $107,071, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.63% – 5.00%, and maturity dates ranging from February 15, 2028 – February
15, 2053. The total value of collateral is $113,166.

SMART MATERIALS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 38 .1%
South Korea 16 .0%
Japan 11 .0%
Belgium 10 .8%
France 6 .9%
Switzerland 5 .9%
Canada 5 .5%
Netherlands 5 .3%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2026 (Unaudited) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments
Shares Value
Common Stocks — 96 .7%
Air Freight & Logistics — 28.4%
CH Robinson Worldwide, Inc. 448 $ 67,048
Deutsche Post AG 1,760 114,768
DSV A/S 426 89,861
Expeditors International of
Washington, Inc. 497 94,256
FedEx Corp. 321 105,095
GXO Logistics, Inc.* 431 20,572
InPost SA* 1,000 18,085
J&T Global Express Ltd.* 22,424 27,807
United Parcel Service, Inc.,
Class
a
B 977 101,833
ZTO Express Cayman, Inc. 1,570 33,489
672,814
Commercial Services & Supplies — 3.0%
Brambles Ltd. 5,101 71,609
Communications Equipment — 0.6%
Ondas, Inc.(a) 1,901 14,552
Ground Transportation — 45.1%
Aurizon Holdings Ltd. 6,394 16,770
Canadian National Railway Co. 879 109,752
Canadian Pacific Kansas City
Ltd. 1,178 109,126
CSX Corp. 2,258 114,052
Fedex Freight Holding Co., Inc.* 426 56,973
Full Truck Alliance Co. Ltd.,
ADR 3,356 28,425
JB Hunt Transport Services,
Inc. 282 74,863
Knight-Swift Transportation
Holdings, Inc., Class
a
A 603 41,311
Landstar System, Inc. 129 23,301
Norfolk Southern Corp. 338 115,863
Old Dominion Freight Line, Inc. 436 87,183
RXO, Inc.* 626 13,302
Saia, Inc.* 101 35,868
TFI International, Inc. 294 39,503
Union Pacific Corp. 390 117,261
XPO, Inc.* 435 84,386
1,067,939
Hotels, Restaurants & Leisure — 4.6%
Amadeus IT Group SA 1,627 110,027
Marine Transportation — 15.0%
AP Moller - Maersk A/S,
Class
a
B 11 36,818
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 9,091 19,972
Evergreen Marine Corp. Taiwan
Ltd. 7,418 54,603
HMM Co. Ltd. 2,342 36,706
Kawasaki Kisen Kaisha Ltd.(a) 2,166 45,150
Kuehne + Nagel International
AG (Registered) 201 53,660
Matson, Inc. 113 25,404
Investments
Shares Value
Common Stocks (continued)
SITC International Holdings
Co. Ltd. 5,032 $ 30,647
Wan Hai Lines Ltd. 8,900 31,984
Yang Ming Marine Transport
Corp. 9,053 16,980
351,924
Total Common Stocks
(Cost $1,966,810)
2,288,865
Master Limited Partnerships — 2 .8%
Multi-Utilities — 2.8%
Brookfield Infrastructure
Partners LP (Cost $59,314) 1,740 65,772
Securities Lending Reinvestments (b) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (c)
(Cost $15,390) 15,390 15,390
Total Investments — 100.1%
(Cost $2,041,514) 2,370,027
Liabilities in excess of other assets — (0.1%) (1,469)
Net Assets — 100.0% $ 2,368,558
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $41,268, collateralized in the form of cash with a
value of $15,390 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $30,718 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging from
September 17, 2026 – August 15, 2055. The total value of
collateral is $46,108.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $15,390.
(c) Rate shown is the 7-day yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt

SUPPLY CHAIN LOGISTICS ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of August 31, 2026:
United States 54 .4%
Canada 10 .9%
Denmark 5 .4%
Germany 4 .8%
China 4 .7%
Spain 4 .6%
Taiwan 4 .4%
Australia 3 .7%
Switzerland 2 .3%
Japan 1 .9%
South Korea 1 .6%
Netherlands 0 .8%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2026 (Unaudited) :: 195
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
Decline of the Retail Store ETF
................................
$ 677,160
$ 135,432 $ 216,692 $ 406,297 $ 1,018,407 $ 2,453,988
DJ Brookfield Global Infrastructure ETF
...........................
97,408
19,482 31,171 58,445 146,496 353,002
Equities for Rising Rates ETF
.................................
16,280
3,256 5,208 9,768 24,483 58,995
Global Listed Private Equity ETF
...............................
22,433
4,487 7,179 13,460 33,739 81,298
Hedge Replication ETF
....................................
807,336
161,467 258,348 484,402 1,214,182 2,925,735
High Yield-Interest Rate Hedged
...............................
1,556,009
311,202 497,923 933,605 2,340,140 5,638,879
Inflation Expectations ETF
...................................
475,110
95,022 152,036 285,066 714,536 1,721,770
Investment Grade-Interest Rate Hedged
...........................
1,434,383
286,877 459,003 860,630 2,157,223 5,198,116
K-1 Free Crude Oil ETF
....................................
5,582,779
1,116,556 1,786,489 3,349,667 8,396,149 20,231,640
Large Cap Core Plus
......................................
2,544,543
508,909 814,253 1,526,726 3,826,832 9,221,263
Long Online/Short Stores ETF
................................
115,902
23,180 37,088 69,541 174,310 420,021
Merger ETF
...........................................
154,307
30,861 49,378 92,584 232,069 559,199
MSCI EAFE Dividend Growers ETF
..............................
61,648
12,330 19,728 36,989 92,715 223,410
MSCI Emerging Markets Dividend Growers ETF
......................
50,886
10,177 16,283 30,532 76,530 184,408
MSCI Europe Dividend Growers ETF
.............................
5,672
1,134 1,815 3,403 8,530 20,554
MSCI Transformational Changes ETF
............................
4,569
914 1,462 2,741 6,871 16,557
Nasdaq-100 Dorsey Wright Momentum ETF
.........................
13,432
2,687 4,299 8,059 20,201 48,678
Nasdaq-100 Dynamic Buffer ETF
...............................
85,990
17,198 27,518 51,594 129,324 311,624
Nasdaq-100 High Income ETF
................................
6,165,649
1,233,130 1,973,009 3,699,389 9,272,747 22,343,924
Online Retail ETF
........................................
5,120
1,024 1,637 3,072 7,700 18,553
Pet Care ETF
..........................................
22,568
4,514 7,222 13,541 33,940 81,785
Russell 2000 Dividend Growers ETF
.............................
147,265
29,453 47,124 88,358 221,476 533,676
Russell 2000 Dynamic Buffer ETF
...............................
20,788
4,158 6,653 12,473 31,265 75,337
Russell 2000 High Income ETF
................................
4,441,479
888,296 1,421,274 2,664,887 6,679,705 16,095,641
Russell U.S. Dividend Growers ETF
.............................
1,525
305 487 915 2,292 5,524
S&P 500
®
Dividend Aristocrats ETF
..............................
3,037,027
607,405 971,850 1,822,216 4,567,498 11,005,996
S&P 500
®
Dynamic Buffer ETF
................................
93,275
18,655 29,847 55,965 140,278 338,020
S&P 500
®
Ex-Energy ETF
...................................
20,138
4,028 6,444 12,083 30,287 72,980

196 :: AUGUST 31, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
S&P 500
®
Ex-Financials ETF
.................................
$ 11,645
$ 2,329 $ 3,726 $ 6,987 $ 17,514 $ 42,201
S&P 500
®
Ex-Health Care ETF
................................
13,467
2,693 4,310 8,080 20,252 48,802
S&P 500
®
Ex-Technology ETF
.................................
109,983
21,997 35,193 65,990 165,407 398,570
S&P 500
®
High Income ETF
..................................
11,094,568
2,218,914 3,550,262 6,656,741 16,685,533 40,206,018
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................
648,875
129,775 207,639 389,325 975,868 2,351,482
S&P Technology Dividend Aristocrats ETF
..........................
121,370
24,274 38,839 72,822 182,533 439,838
$ 39,660,589 $ 7,932,121 $ 12,691,389 $ 23,796,353 $ 59,647,032 $ 143,727,484
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 2.38%, due 2/15/2039 to 2/15/2056; U.S. Treasury Notes, 1.13% to 4.13%, due 10/15/2030 to 11/30/2031,
which had an aggregate value at the Trust level of $510,000,002.
(b) U.S. Treasury Notes, 3.88%, due 8/15/2033, which had an aggregate value at the Trust level of $102,000,042.
(c) U.S. Treasury Bonds, 0%, due 2/15/2027; U.S. Treasury Notes, 1.63% to 4.38%, due 10/15/2027 to 8/31/2031, which had an aggregate value at the Trust level of $163,200,021.
(d) U.S. Treasury Bonds, 0% to 3.38%, due 1/15/2028 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 7/31/2027 to 1/15/2035, which had an aggregate value at the Trust level of $306,000,052.
(e) U.S. Treasury Bills, 0%, due 9/1/2026 to 8/5/2027; U.S. Treasury Bonds, 0% to 6.25%, due 9/30/2026 to 8/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 9/30/2026 to 7/15/2036, which had an aggregate value at the Trust level of $767,085,905.